VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 0.8%
	Alabama Federal Aid Highway Finance Authority (RB)
$540,000	4.00%, 09/01/24 (c)	$603,623
345,000	5.00%, 09/01/24 (c)	406,610
400,000	5.00%, 09/01/24 (c)	469,280
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
340,000	5.00%, 09/01/26 (c)	418,173
340,000	5.00%, 09/01/26 (c)	414,198
10,000	5.0f0%, 09/01/26 (c)	12,276
715,000	5.00%, 09/01/27 (c)	899,634
250,000	5.00%, 09/01/27 (c)	313,675
460,000	5.00%, 09/01/27 (c)	580,640
150,000	5.00%, 09/01/27	192,789
100,000	5.00%, 09/01/27 (c)	127,397
100,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/25	122,328
540,000	Alabama Public School and College Authority, Series B (RB) 5.00%, 07/01/24 (c)	635,040
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	12,359
25,000	5.00%, 06/01/26 (c)	30,970
860,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	919,280
	County of Jefferson (RB)
100,000	5.00%, 03/15/27 (c)	121,572
600,000	5.00%, 03/15/27 (c)	739,914
525,000	5.00%, 03/15/27 (c)	650,160
	Infirmary Health System Special Care Facilities, Financing Authority of Mobile, Series A (RB)
530,000	3.00%, 02/01/26 (c)	558,048
260,000	3.00%, 02/01/26 (c)	275,067
	Lower Alabama Gas District, Series A (RB)
305,000	5.00%, 09/01/29	385,441
375,000	5.00%, 09/01/31	485,940
100,000	5.00%, 09/01/34	133,731
675,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	874,746
	UAB Medicine Finance Authority, Series B (RB)
150,000	5.00%, 09/01/26 (c)	183,431
225,000	5.00%, 09/01/26 (c)	276,545
280,000	UAB Medicine Finance Authority, Series B-1 (RB) 5.00%, 03/01/27 (c)	346,665
	University of Alabama, Board of Trustee, Series A (RB)
415,000	3.00%, 07/01/29 (c)	443,955
820,000	4.00%, 07/01/29 (c)	971,716
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	735,587
250,000	5.00%, 01/01/27 (c)	309,843
775,000	5.00%, 01/01/27 (c)	968,207
		14,618,840
Alaska: 0.2%
	Alaska Housing Finance Corp., Series A (RB)
900,000	4.00%, 06/01/27 (c)	1,035,549
125,000	4.00%, 06/01/27 (c)	144,208
15,000	5.00%, 06/01/25 (c)	17,879
590,000	5.00%, 06/01/27 (c)	726,974
	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB)
415,000	5.00%, 09/01/25 (c)	491,534
300,000	5.25%, 09/01/25 (c)	363,714
500,000	State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	593,760
130,000	State of Alaska, Series A (GO) 5.00%, 08/01/25 (c)	155,084
	State of Alaska, Series B (GO)
205,000	5.00%, 08/01/25 (c)	244,555
525,000	5.00%, 08/01/25 (c)	628,614
		4,401,871
Arizona: 1.5%
	Arizona Transportation Board, Highway Revenue (RB)
150,000	5.00%, 07/01/24 (c)	175,559
110,000	5.00%, 07/01/24 (c)	129,127
25,000	5.00%, 07/01/24 (c)	29,428
1,050,000	5.00%, 07/01/26 (c)	1,288,801
835,000	5.00%, 07/01/26 (c)	1,030,398
35,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/24 (c)	41,620
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	905,632
240,000	Board of Regents, Arizona State University, Series B (RB) 5.00%, 07/01/25 (c)	290,647
	Board of Regents, University of Arizona (RB)
215,000	3.00%, 06/01/26 (c)	227,307
165,000	5.00%, 06/01/26 (c)	202,683
30,000	City of Chandler (GO) 5.00%, 07/01/24 (c)	35,377
450,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	543,771
	City of Mesa, Utility System Revenue (RB)
1,590,000	4.00%, 07/01/26 (c)	1,818,547
705,000	5.00%, 07/01/26 (c)	873,291
270,000	5.00%, 07/01/26 (c)	333,253
355,000	City of Phoenix (GO) 5.00%, 07/01/26 (c)	442,305
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
860,000	5.00%, 07/01/26 (c)	1,063,863
120,000	5.00%, 07/01/26 (c)	147,707
620,000	5.00%, 07/01/26 (c)	768,701
150,000	5.00%, 07/01/26 (c)	184,076
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series B (RB)
1,250,000	4.00%, 07/01/24 (c)	1,405,675
1,025,000	5.00%, 07/01/24 (c)	1,202,591
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
250,000	5.00%, 07/01/27 (c)	311,260
100,000	5.00%, 07/01/27 (c)	125,021
250,000	5.00%, 07/01/27 (c)	314,410
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB)
550,000	5.00%, 07/01/27 (c)	683,859
120,000	5.00%, 07/01/27 (c)	151,243
	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series A (RB)
1,870,000	5.00%, 07/01/24 (c)	2,201,626
115,000	5.00%, 07/01/25 (c)	139,191
320,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series B (RB) 5.00%, 07/01/26	400,640
250,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	312,038
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
20,000	3.13%, 01/01/27 (c)	21,272
215,000	5.00%, 01/01/28	275,933
710,000	5.00%, 01/01/29	929,241
	Maricopa County Special Health Care District, Series C (GO)
190,000	5.00%, 07/01/25	229,984
240,000	5.00%, 07/01/26	298,790
120,000	5.00%, 07/01/27	152,669
25,000	Pima County, Sewer System (RB) 5.00%, 07/01/25	30,423
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
2,000,000	5.00%, 06/01/25 (c)	2,391,320
130,000	5.00%, 01/01/26	160,757
1,150,000	5.00%, 01/01/27 (c)	1,451,196
250,000	5.00%, 01/01/28 (c)	317,198
2,000,000	5.00%, 01/01/28 (c)	2,554,740
100,000	University of Arizona (RB) 5.00%, 06/01/26 (c)	123,093
		26,716,263
Arkansas: 0.1%
770,000	City of Little Rock, Sewer Revenue (RB) 4.70%, 04/01/25 (c)	902,648
375,000	State of Arkansas, Federal Highway Grant Anticipation (GO) 5.00%, 10/01/24 (c)	445,789
		1,348,437
California: 15.8%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
125,000	3.00%, 10/01/26 (c)	133,144
705,000	4.00%, 10/01/26 (c)	812,033
1,055,000	Alameda County Joint Powers Authority (RB) 5.00%, 12/01/26 (c)	1,315,754
	Anaheim Housing and Public Improvements Authority, Series A (RB)
135,000	5.00%, 10/01/21 (c)	144,046
245,000	5.00%, 10/01/21 (c)	261,251
25,000	5.00%, 10/01/21 (c)	26,736
45,000	5.00%, 10/01/21 (c)	48,108
270,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	303,008
100,000	Bay Area Toll Authority, Series A (RB) 2.63%, 10/01/25 (c) (p)	108,701
1,055,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,240,596
1,040,000	California Department of Water Resources, Central Valley Project Water System (RB) 5.00%, 12/01/24 (c)	1,245,390
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	875,730
725,000	4.00%, 06/01/26 (c)	850,447
100,000	California Health Facilities Financing Authority, Adventist Health System West, Series A (RB) 4.00%, 03/01/26 (c)	114,027
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center (RB)
110,000	5.00%, 11/15/25 (c)	135,567
100,000	5.00%, 11/15/25 (c)	123,991
310,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	386,539
400,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	425,444
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	192,239
140,000	California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB) 5.00%, 11/01/27	183,515
160,000	California Health Facilities Financing Authority, Lucile Salter Packard Children Hospital, Series A (RB) 5.00%, 08/15/26 (c)	198,219
45,000	California Health Facilities Financing Authority, Providence Health & Services, Series A (RB) 5.00%, 10/01/24 (c)	53,585
	California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB)
300,000	2.00%, 10/01/25 (c) (p)	317,523
1,000,000	5.00%, 10/01/26 (c)	1,233,140
750,000	California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	964,065
	California Health Facilities Financing Authority, Sutter Health, Series A (RB)
500,000	5.00%, 11/15/27 (c)	632,550
150,000	5.00%, 11/15/27 (c)	190,998
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
100,000	5.00%, 10/01/25	123,954
100,000	5.00%, 10/01/25	123,954
130,000	5.00%, 04/01/26 (c)	160,202
550,000	5.00%, 04/01/26 (c)	687,912
935,000	5.00%, 04/01/26 (c)	1,167,852
55,000	5.00%, 04/01/26 (c)	68,438
150,000	5.00%, 10/01/26	191,325
170,000	5.00%, 04/01/27 (c)	214,834
840,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	1,038,425
790,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	962,402
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
360,000	3.00%, 09/01/27 (c)	389,516
500,000	3.00%, 09/01/27 (c)	544,290
270,000	5.00%, 09/01/24 (c)	320,212
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
655,000	2.50%, 10/01/26 (c)	695,020
400,000	4.00%, 10/01/26 (c)	464,428
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	292,181
520,000	3.25%, 12/01/25 (c)	565,578
345,000	3.38%, 12/01/25 (c)	375,991
110,000	4.00%, 12/01/25 (c)	124,123
100,000	5.00%, 12/01/25 (c)	122,768
	California State Public Works Board, Department of General Services, Series F (RB)
75,000	5.00%, 05/01/25 (c)	89,938
600,000	5.00%, 05/01/25 (c)	720,858
330,000	5.00%, 05/01/25 (c)	397,218
	California State Public Works Board, Various Capital Projects, Series B (RB)
120,000	5.00%, 10/01/27 (c)	152,735
340,000	5.00%, 10/01/27 (c)	434,802
445,000	5.00%, 10/01/27 (c)	571,687
	California State Public Works Board, Various Capital Projects, Series C (RB)
100,000	3.38%, 03/01/27 (c)	110,731
425,000	4.00%, 11/01/26 (c)	491,032
45,000	5.00%, 11/01/26 (c)	56,248
30,000	5.00%, 11/01/26 (c)	37,430
30,000	5.00%, 11/01/26 (c)	37,613
160,000	5.00%, 03/01/27	204,034
400,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	500,104
950,000	California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	1,240,567
	California State University, Series A (RB)
910,000	3.00%, 05/01/26 (c)	966,247
400,000	4.00%, 05/01/26 (c)	459,080
50,000	5.00%, 11/01/25	62,019
450,000	5.00%, 11/01/25 (c)	557,307
300,000	5.00%, 11/01/25 (c)	364,944
15,000	5.00%, 11/01/25 (c)	18,473
35,000	5.00%, 11/01/25 (c)	42,817
110,000	5.00%, 11/01/25	136,441
220,000	5.00%, 05/01/26 (c)	271,876
160,000	5.00%, 05/01/26 (c)	201,306
10,000	5.00%, 05/01/26 (c)	12,386
510,000	5.00%, 05/01/27 (c)	647,159
225,000	5.00%, 05/01/27 (c)	284,054
1,015,000	5.00%, 05/01/27 (c)	1,300,580
1,640,000	5.00%, 05/01/27 (c)	2,086,342
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	563,929
	California State, Various Purpose (GO)
150,000	3.00%, 09/01/26 (c)	160,904
350,000	3.00%, 10/01/29 (c)	386,267
600,000	4.00%, 11/01/27	734,070
185,000	5.00%, 08/01/26 (c)	232,164
125,000	5.00%, 09/01/26 (c)	156,404
270,000	California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 4.13%, 03/01/26 (c)	299,354
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
635,000	3.00%, 02/15/26 (c)	692,734
450,000	3.25%, 02/15/26 (c)	487,566
725,000	5.00%, 02/15/26 (c)	901,530
735,000	5.00%, 02/15/26 (c)	910,731
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	580,740
100,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26	122,122
	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB)
760,000	5.00%, 01/01/28 (c)	935,385
315,000	5.00%, 01/01/28 (c)	389,302
2,000,000	California Statewide Communities Development, Kaiser Permanente, Series C-1 (RB) 5.00%, 11/01/29 (p)	2,692,920
1,000,000	California Statewide Communities Development, Kaiser Permanente, Series C-3 (RB) 5.00%, 11/01/29 (p)	1,346,460
1,500,000	California Statewide Communities Development, Kaiser Permanente, Series L (RB) 5.00%, 11/01/29 (p)	2,019,690
300,000	Campbell Union High School District, Series B (GO) 5.00%, 08/01/26 (c)	371,382
140,000	Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	161,746
255,000	City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	274,495
	City and County of San Francisco, Series R-1 (GO)
40,000	5.00%, 06/15/23 (c)	45,601
45,000	5.00%, 06/15/23 (c)	51,382
	City of Bakersfield, Wastewater Revenue, Series A (RB)
240,000	5.00%, 09/15/20 (c)	246,038
520,000	5.00%, 09/15/25 (c)	642,008
15,000	5.00%, 09/15/25 (c)	18,344
405,000	City of Los Angeles, Solid Waste Resources, Series A (RB) 4.00%, 02/01/28 (c)	486,016
	City of Los Angeles, Wastewater System, Series A (RB)
30,000	5.00%, 06/01/25 (c)	36,656
250,000	5.00%, 06/01/27 (c)	317,270
625,000	Coast Community College District (GO) 0.00%, 08/01/25 (c) ^	384,225
20,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/25 (c)	24,027
30,000	Contra Costa Water District (RB) 5.00%, 10/01/24 (c)	35,846
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	289,920
	County of Sacramento, Airport System, Series E (RB)
275,000	5.00%, 07/01/27	353,697
150,000	5.00%, 07/01/28 (c)	190,995
	County of Santa Clara, Series C (GO)
245,000	3.00%, 08/01/27 (c)	261,462
125,000	5.00%, 08/01/27 (c)	162,066
525,000	5.00%, 08/01/27 (c)	667,674
620,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	747,181
145,000	Desert Community College District (GO) 5.00%, 08/01/27 (c)	183,692
15,000	East Bay Municipal Utility District, Wastewater System, Series A (RB) 5.00%, 06/01/25	18,346
	East Bay Municipal Utility District, Water System, Series A (RB)
175,000	4.00%, 06/01/25 (c)	199,694
315,000	5.00%, 06/01/24 (c)	368,975
20,000	5.00%, 06/01/25	24,461
460,000	5.00%, 06/01/27 (c)	582,875
	East Bay Municipal Utility District, Water System, Series B
220,000	5.00%, 06/01/27 (c)	280,438
145,000	5.00%, 06/01/27 (c)	187,365
2,590,000	East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,756,071
	Eastern Municipal Water District, Financing Authority, Series B (RB)
560,000	5.00%, 07/01/26 (c)	691,712
145,000	5.00%, 07/01/26 (c)	179,487
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
625,000	5.00%, 07/01/26 (c)	776,356
250,000	5.00%, 07/01/26 (c)	309,918
435,000	5.00%, 07/01/26 (c)	542,110
25,000	5.00%, 07/01/26 (c)	31,365
100,000	5.00%, 07/01/26 (c)	125,010
250,000	El Camino Healthcare District (GO) 4.00%, 02/01/27 (c)	294,668
	El Dorado Irrigation District, Series C (RB)
250,000	5.00%, 03/01/26 (c)	303,773
520,000	5.00%, 03/01/26 (c)	637,858
30,000	Emeryville Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/24 (c)	35,624
	Fontana Redevelopment Agency Successor Agency (TA)
205,000	5.00%, 10/01/26	261,478
760,000	5.00%, 10/01/27 (c)	965,664
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
395,000	3.25%, 06/01/25 (c)	422,188
330,000	3.25%, 06/01/25 (c)	351,061
220,000	5.00%, 06/01/25 (c)	262,181
155,000	5.00%, 06/01/25 (c)	183,839
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
1,050,000	5.00%, 06/01/26	1,268,169
2,000,000	5.00%, 06/01/27 (c)	2,429,660
2,500,000	5.00%, 06/01/28 (c)	3,055,300
1,000,000	5.00%, 06/01/28 (c)	1,232,440
	Imperial Irrigation District, Electric System, Series C (RB)
215,000	5.00%, 05/01/26 (c)	263,803
1,165,000	5.00%, 05/01/26 (c)	1,435,781
135,000	5.00%, 05/01/26 (c)	167,144
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	132,218
	Los Angeles Community College District, Series A (GO)
1,140,000	4.00%, 08/01/24 (c)	1,280,414
955,000	5.00%, 08/01/24 (c)	1,128,046
175,000	5.00%, 08/01/24 (c)	206,372
330,000	5.00%, 08/01/24 (c)	391,882
710,000	5.00%, 08/01/24 (c)	841,066
265,000	5.00%, 08/01/24 (c)	313,532
530,000	5.00%, 08/01/24 (c)	626,550
	Los Angeles Community College District, Series G (GO)
720,000	4.00%, 08/01/24 (c)	816,055
170,000	5.00%, 08/01/24 (c)	201,878
	Los Angeles Community College District, Series I (GO)
775,000	2.13%, 08/01/26 (c)	797,018
170,000	4.00%, 08/01/26 (c)	199,454
25,000	4.00%, 08/01/26	30,128
135,000	4.00%, 08/01/26 (c)	162,065
	Los Angeles Community College District, Series J (GO)
750,000	4.00%, 08/01/27 (c)	899,040
400,000	4.00%, 08/01/27 (c)	480,584
100,000	5.00%, 08/01/27 (c)	129,449
	Los Angeles County Metropolitan Transportation Authority, Series A (RB)
50,000	4.00%, 07/01/26 (c)	58,423
820,000	5.00%, 07/01/25 (c)	1,005,648
165,000	5.00%, 06/01/26 (c)	205,379
375,000	5.00%, 06/01/26 (c)	468,277
115,000	5.00%, 06/01/26 (c)	144,299
795,000	5.00%, 07/01/27 (c)	1,020,820
	Los Angeles County Public Works Financing Authority, Series B (RB)
15,000	5.00%, 12/01/25 (c)	18,348
435,000	5.00%, 12/01/25 (c)	537,930
	Los Angeles County Public Works Financing Authority, Series D (RB)
830,000	5.00%, 12/01/25 (c)	1,010,566
320,000	5.00%, 12/01/25 (c)	391,434
	Los Angeles Department of Water and Power, Series A (RB)
735,000	3.25%, 01/01/25 (c)	787,325
25,000	5.00%, 01/01/25 (c)	29,729
30,000	5.00%, 01/01/25 (c)	35,961
580,000	5.00%, 01/01/25 (c)	692,781
245,000	5.00%, 01/01/26 (c)	302,960
155,000	5.00%, 01/01/26 (c)	192,110
30,000	5.00%, 01/01/26 (c)	37,397
1,010,000	5.00%, 01/01/27 (c)	1,274,509
500,000	5.00%, 01/01/28 (c)	644,925
500,000	5.00%, 01/01/28 (c)	648,245
115,000	5.00%, 01/01/28 (c)	151,139
	Los Angeles Department of Water and Power, Series B (RB)
180,000	5.00%, 06/01/25 (c)	219,728
35,000	5.00%, 01/01/26 (c)	43,387
125,000	5.00%, 01/01/26 (c)	154,928
1,000,000	5.00%, 01/01/27 (c)	1,260,380
275,000	5.00%, 01/01/27 (c)	345,647
110,000	5.00%, 07/01/27	142,662
	Los Angeles Department of Water and Power, Series C
1,100,000	5.00%, 07/01/27 (c)	1,419,605
250,000	5.00%, 07/01/24 (c)	295,785
100,000	5.00%, 07/01/24 (c)	118,075
200,000	5.00%, 07/01/27 (c)	254,472
500,000	5.00%, 07/01/27 (c)	637,370
	Los Angeles Department of Water and Power, Series D (RB)
245,000	5.00%, 07/01/24 (c)	286,846
100,000	5.00%, 07/01/24 (c)	116,939
1,015,000	5.00%, 07/01/24 (c)	1,196,533
640,000	5.00%, 07/01/24 (c)	753,555
185,000	Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/24 (c)	215,989
200,000	Los Angeles Municipal Improvement Corp., Series B (RB) 5.00%, 11/01/26 (c)	249,330
	Los Angeles Unified School District, Series A (GO)
1,580,000	4.00%, 07/01/29 (c)	1,938,676
20,000	5.00%, 07/01/21 (c)	21,168
175,000	5.00%, 07/01/21 (c)	185,197
25,000	5.00%, 07/01/25 (c)	30,290
695,000	5.00%, 07/01/25 (c)	839,219
135,000	5.00%, 07/01/25 (c)	164,603
120,000	5.00%, 07/01/26	150,750
550,000	5.00%, 07/01/27	708,301
	Los Angeles Unified School District, Series B (GO)
270,000	2.00%, 07/01/26 (c)	282,401
780,000	3.00%, 07/01/26 (c)	837,845
855,000	3.00%, 07/01/26 (c)	911,028
885,000	5.00%, 07/01/26 (c)	1,105,569
1,035,000	5.00%, 07/01/26 (c)	1,282,965
	Los Angeles Unified School District, Series B-1 (GO)
585,000	5.00%, 01/01/28 (c)	748,753
375,000	5.00%, 01/01/28 (c)	484,305
	Metropolitan Water District of Southern California, Series A (RB)
430,000	2.50%, 07/01/26	474,191
1,005,000	2.50%, 07/01/27	1,117,319
100,000	5.00%, 01/01/26 (c)	122,542
	Monterey Peninsula Community College District (GO)
730,000	0.00%, 02/01/26 (c) ^	552,041
975,000	0.00%, 02/01/26 (c) ^	707,665
865,000	0.00%, 02/01/26 (c) ^	709,637
865,000	0.00%, 02/01/26 (c) ^	682,390
	Municipal Improvement Corp. of Los Angeles, Series B (RB)
135,000	5.00%, 11/01/26 (c)	170,559
615,000	5.00%, 11/01/26 (c)	773,725
275,000	5.00%, 11/01/26	349,258
265,000	5.00%, 11/01/26 (c)	335,638
	Northern California Transmission Agency Project, Series A (RB)
20,000	5.00%, 05/01/26 (c)	24,700
40,000	5.00%, 05/01/26 (c)	49,825
45,000	5.00%, 05/01/26 (c)	56,296
	Oakland Unified School District (GO)
175,000	5.00%, 08/01/26 (c)	216,186
625,000	5.00%, 08/01/26 (c)	764,006
385,000	5.00%, 08/01/26 (c)	477,392
525,000	5.00%, 08/01/26	654,958
975,000	5.00%, 08/01/26 (c)	1,210,384
	Oakland Unified School District, Series A (GO)
335,000	5.00%, 08/01/25 (c)	398,208
400,000	5.00%, 08/01/25 (c)	477,180
400,000	Oakland Unified School District, Series C 5.00%, 08/01/27 (c)	494,656
1,355,000	Orange County Local Transportation Authority (RB) 5.00%, 02/15/29 (c)	1,813,220
325,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	375,251
	Palm Springs Unified School District, Series D (GO)
550,000	2.50%, 08/01/26 (c)	570,674
160,000	3.00%, 08/01/26 (c)	174,261
690,000	Palomar Community College District (GO) 5.00%, 05/01/25 (c)	824,170
775,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	947,112
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	310,433
260,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	295,084
100,000	Poway Unified School District (GO) 5.00%, 08/01/24 (c)	117,927
	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	536,919
475,000	5.00%, 10/01/25 (c)	580,507
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
100,000	4.00%, 11/01/26 (c)	119,159
55,000	5.00%, 05/01/25 (c)	66,705
235,000	5.00%, 05/01/25 (c)	286,766
230,000	5.00%, 05/01/25 (c)	279,871
250,000	5.00%, 05/01/25 (c)	303,920
155,000	5.00%, 11/01/25	192,454
1,215,000	5.00%, 11/01/26 (c)	1,519,272
25,000	5.00%, 11/01/26 (c)	31,386
170,000	5.00%, 11/01/26 (c)	216,463
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
785,000	5.00%, 11/01/27 (c)	1,007,281
255,000	5.00%, 11/01/27 (c)	332,874
300,000	Rancho Cucamonga Redevelopment Agency (AGM) (TA) 5.00%, 09/01/24 (c)	352,839
650,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	793,221
	Regents of the University of California, Series AO (RB)
190,000	5.00%, 05/15/25 (c)	228,325
510,000	5.00%, 05/15/25 (c)	613,744
605,000	5.00%, 05/15/25 (c)	738,511
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	619,275
750,000	5.00%, 05/15/26 (c)	936,472
	Regents of the University of California, Series I (RB)
150,000	5.00%, 05/15/25 (c)	180,513
1,115,000	5.00%, 05/15/25 (c)	1,346,909
480,000	5.00%, 05/15/25 (c)	585,370
980,000	5.00%, 05/15/25 (c)	1,190,034
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	566,871
170,000	Riverside Community College District (GO) 5.00%, 08/01/25 (c)	206,705
20,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/25	24,542
160,000	Riverside County Public Financing Authority, Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects (TA) 3.00%, 10/01/25 (c)	167,398
730,000	Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	747,221
125,000	Riverside Redevelopment Agency Successor Agency, Series A (AGM) (TA) 5.00%, 09/01/26	159,359
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
650,000	3.38%, 12/01/25 (c)	719,108
110,000	5.00%, 12/01/25 (c)	135,395
10,000	5.00%, 12/01/25 (c)	12,232
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
170,000	5.00%, 06/01/24 (c)	201,431
250,000	5.00%, 06/01/24 (c)	293,650
15,000	5.00%, 06/01/24 (c)	17,717
20,000	Sacramento Municipal Utility District (RB) 5.00%, 07/01/25	24,612
1,000,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/28	1,326,790
	San Diego Association of Governments, South Bay Expressway, Series A (RB)
705,000	5.00%, 07/01/27 (c)	881,067
500,000	5.00%, 07/01/27 (c)	627,820
	San Diego Community College District (GO)
855,000	5.00%, 08/01/26 (c)	1,068,134
65,000	5.00%, 08/01/26 (c)	81,589
	San Diego County Regional Transportation Commission, Series A (RB)
700,000	5.00%, 04/01/26 (c)	866,915
105,000	5.00%, 04/01/26 (c)	130,292
	San Diego County Water Authority, Series A (RB)
100,000	5.00%, 05/01/25 (c)	121,052
75,000	5.00%, 05/01/25 (c)	90,961
500,000	5.00%, 05/01/26 (c)	616,975
165,000	5.00%, 05/01/26 (c)	204,032
150,000	5.00%, 05/01/26 (c)	185,859
100,000	San Diego County Water Authority, Series B (RB) 5.00%, 05/01/26 (c)	122,584
150,000	San Diego County, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	178,169
	San Diego Public Facilities Financing Authority (RB)
445,000	5.00%, 10/15/25 (c)	543,381
365,000	5.00%, 10/15/25 (c)	447,282
150,000	5.00%, 10/15/25 (c)	184,845
	San Diego Public Facilities Financing Authority, Series A (RB)
95,000	5.00%, 05/15/26 (c)	118,586
135,000	5.00%, 05/15/26 (c)	169,812
185,000	San Diego Public Facilities Financing Authority, Series B (RB) 5.00%, 08/01/26	233,577
	San Diego Regional Building Authority, Series A (RB)
555,000	5.00%, 10/15/25 (c)	674,264
325,000	5.00%, 10/15/25 (c)	393,549
520,000	San Diego Unified School District, Dedicated Unlimited Valorem Property Tax, Series R-5 (GO) 5.00%, 07/01/26 (c)	650,926
510,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	616,728
	San Diego Unified School District, Series I (GO)
115,000	0.00%, 07/01/25 (c) ^	68,839
220,000	0.00%, 07/01/25 (c) ^	137,894
650,000	5.00%, 07/01/27 (c)	827,827
	San Diego Unified School District, Series R-4
40,000	5.00%, 07/01/25 (c)	48,748
100,000	5.00%, 07/01/25	122,640
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	23,672
50,000	5.00%, 07/01/26	63,133
575,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	671,916
100,000	San Francisco Bay Area Rapid Transit District, Series A (RB) 5.00%, 07/01/25	122,819
210,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	257,359
	San Francisco Bay Area Rapid Transit District, Series F-1 (GO)
140,000	5.00%, 08/01/29 (c)	188,164
110,000	5.00%, 08/01/29 (c)	149,013
	San Francisco Community College District (GO)
120,000	5.00%, 06/15/25 (c)	144,707
665,000	5.00%, 06/15/25 (c)	805,780
140,000	5.00%, 06/15/25	171,612
	San Francisco County Transportation Authority (RB)
500,000	3.00%, 02/01/27 (c)	535,165
1,100,000	3.00%, 02/01/27 (c)	1,180,872
135,000	3.00%, 02/01/27 (c)	146,652
105,000	4.00%, 02/01/27	128,210
325,000	4.00%, 02/01/27 (c)	393,126
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	532,680
445,000	3.25%, 06/15/24 (c)	471,059
165,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	207,605
	San Joaquin County, Administration Building Project (CP) (AGM)
520,000	5.00%, 11/15/27 (c)	666,328
500,000	5.00%, 11/15/27 (c)	644,655
25,000	San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	30,548
25,000	San Jose Evergreen Community College District, Series A (GO) 5.00%, 09/01/24 (c)	29,798
230,000	San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	291,008
	San Marcos Unified School District (GO)
400,000	4.00%, 08/01/27 (c)	473,204
350,000	5.00%, 08/01/27 (c)	441,696
515,000	5.00%, 08/01/27 (c)	659,421
360,000	5.00%, 08/01/27 (c)	458,518
300,000	San Mateo County Transit District, Series A (RB) 5.00%, 06/01/25 (c)	362,898
20,000	San Mateo Joint Powers Financing Authority, Maple Street Correctional Center, Series A (RB) 5.00%, 06/15/24 (c)	23,608
770,000	San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	900,661
	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
400,000	4.00%, 05/15/25 (c)	452,512
760,000	4.00%, 05/15/25 (c)	861,338
	Santa Clara Unified School District (GO)
1,715,000	3.00%, 07/01/26 (c)	1,837,057
100,000	3.00%, 07/01/26 (c)	107,965
25,000	Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	30,836
500,000	Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	550,135
20,000	Southern California Public Power Authority, APEX Power Project, Series A (RB) 5.00%, 07/01/21 (c)	21,177
100,000	Southern California Public Power Authority, Milford Wind Corridor Phase I Project (RB) 5.00%, 07/01/29	135,171
	State of California (GO)
120,000	4.00%, 09/01/26 (c)	140,796
815,000	5.00%, 03/01/25 (c)	971,977
470,000	State of California, Department of Water Resources, Central Valley Project, Series AS (RB) 5.00%, 12/01/24 (c)	565,292
	State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
275,000	5.00%, 12/01/26 (c)	345,007
50,000	5.00%, 12/01/26 (c)	63,030
	State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
100,000	5.00%, 12/01/27 (c)	129,196
915,000	5.00%, 12/01/27 (c)	1,186,206
365,000	State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	485,235
100,000	State of California, Series CL (GO) 3.75%, 12/01/24 (c)	108,120
	State of California, Various Purpose (GO)
645,000	3.00%, 09/01/26 (c)	699,644
1,575,000	3.13%, 04/01/29 (c)	1,754,865
430,000	3.50%, 08/01/27	508,355
105,000	4.00%, 02/01/25 (c)	117,600
700,000	4.00%, 08/01/26 (c)	811,776
130,000	4.00%, 08/01/26 (c)	150,064
1,000,000	4.00%, 09/01/26 (c)	1,186,440
645,000	4.00%, 09/01/26 (c)	751,502
250,000	4.00%, 09/01/26 (c)	290,370
950,000	4.00%, 09/01/26 (c)	1,114,635
545,000	4.00%, 09/01/26	652,888
650,000	4.00%, 09/01/26 (c)	757,328
1,810,000	4.00%, 09/01/26 (c)	2,123,673
100,000	4.00%, 11/01/27 (c)	118,913
330,000	5.00%, 09/01/21 (c)	351,117
115,000	5.00%, 09/01/21 (c)	122,397
390,000	5.00%, 09/01/21 (c)	415,022
140,000	5.00%, 09/01/21 (c)	148,936
355,000	5.00%, 09/01/21 (c)	377,890
345,000	5.00%, 09/01/23 (c)	395,501
500,000	5.00%, 04/01/24 (c)	580,660
265,000	5.00%, 08/01/24 (c)	311,995
25,000	5.00%, 10/01/24 (c)	29,732
710,000	5.00%, 10/01/24 (c)	844,751
205,000	5.00%, 10/01/24 (c)	243,804
630,000	5.00%, 02/01/25 (c)	748,780
560,000	5.00%, 02/01/25 (c)	668,590
250,000	5.00%, 02/01/25 (c)	297,403
20,000	5.00%, 02/01/25 (c)	23,975
25,000	5.00%, 02/01/25 (c)	30,023
950,000	5.00%, 02/01/25 (c)	1,132,675
520,000	5.00%, 02/01/25 (c)	621,951
400,000	5.00%, 03/01/25 (c)	477,480
890,000	5.00%, 03/01/25 (c)	1,071,676
450,000	5.00%, 03/01/25 (c)	539,878
420,000	5.00%, 03/01/25 (c)	505,735
330,000	5.00%, 03/01/25 (c)	396,818
765,000	5.00%, 08/01/25 (c)	925,612
875,000	5.00%, 08/01/25 (c)	1,054,042
1,035,000	5.00%, 08/01/25 (c)	1,258,467
195,000	5.00%, 08/01/25	238,506
340,000	5.00%, 08/01/25 (c)	412,801
405,000	5.00%, 08/01/25 (c)	494,383
115,000	5.00%, 09/01/25	141,028
375,000	5.00%, 09/01/25 (c)	457,357
30,000	5.00%, 09/01/25 (c)	36,662
370,000	5.00%, 09/01/25 (c)	448,573
420,000	5.00%, 09/01/25 (c)	514,034
25,000	5.00%, 09/01/25	30,658
135,000	5.00%, 10/01/25	165,989
750,000	5.00%, 04/01/26 (c)	928,177
115,000	5.00%, 08/01/26 (c)	141,417
190,000	5.00%, 08/01/26 (c)	234,141
165,000	5.00%, 08/01/26 (c)	204,316
1,115,000	5.00%, 08/01/26	1,403,763
150,000	5.00%, 08/01/26 (c)	188,022
1,535,000	5.00%, 08/01/26 (c)	1,923,478
510,000	5.00%, 08/01/26 (c)	636,409
955,000	5.00%, 08/01/26 (c)	1,196,691
600,000	5.00%, 08/01/26 (c)	744,858
1,490,000	5.00%, 08/01/26 (c)	1,869,861
1,000,000	5.00%, 09/01/26	1,261,680
390,000	5.00%, 09/01/26 (c)	484,013
1,000,000	5.00%, 09/01/26 (c)	1,255,750
2,000,000	5.00%, 09/01/26 (c)	2,511,500
250,000	5.00%, 09/01/26 (c)	312,808
320,000	5.00%, 09/01/26 (c)	399,488
15,000	5.00%, 09/01/26	18,925
3,000,000	5.00%, 09/01/26 (c)	3,704,820
475,000	5.00%, 09/01/26	599,298
500,000	5.00%, 09/01/26 (c)	628,515
150,000	5.00%, 09/01/26 (c)	188,555
2,500,000	5.00%, 09/01/26 (c)	3,110,400
835,000	5.00%, 09/01/26 (c)	1,042,414
4,555,000	5.00%, 04/01/27	5,831,083
2,070,000	5.00%, 08/01/27 (c)	2,662,310
1,920,000	5.00%, 08/01/27 (c)	2,462,112
950,000	5.00%, 08/01/27 (c)	1,214,841
1,000,000	5.00%, 11/01/27 (c)	1,289,720
2,480,000	5.00%, 11/01/27 (c)	3,209,467
2,645,000	5.00%, 11/01/27 (c)	3,396,656
1,020,000	5.00%, 11/01/27 (c)	1,311,904
710,000	5.00%, 04/01/28	930,370
450,000	5.00%, 08/01/28	594,364
1,445,000	5.00%, 08/01/28 (c)	1,861,622
3,500,000	5.00%, 04/01/29 (c)	4,579,890
150,000	5.00%, 04/01/29 (c)	197,802
1,300,000	5.00%, 10/01/29 (c)	1,747,382
1,000,000	5.00%, 10/01/29	1,354,120
3,000,000	5.00%, 10/01/29 (c)	4,011,030
2,590,000	5.00%, 04/01/30	3,537,966
380,000	5.00%, 04/01/31	528,363
3,500,000	5.00%, 04/01/32	4,957,750
425,000	5.25%, 08/01/25 (c)	521,666
250,000	5.25%, 08/01/25 (c)	307,163
	Stockton Unified School District (GO)
100,000	5.00%, 02/01/26 (c)	120,726
100,000	5.00%, 02/01/26 (c)	121,760
335,000	Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	412,670
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	299,158
410,000	5.00%, 05/01/26 (c)	513,607
750,000	5.00%, 05/01/26 (c)	931,132
830,000	5.00%, 05/01/26 (c)	1,043,327
	Tuolumne Wind Project Authority, Series A (RB)
250,000	5.00%, 01/01/27 (c)	319,693
125,000	5.00%, 01/01/27	160,683
	University of California, Series AO (RB)
20,000	5.00%, 05/15/25 (c)	24,091
100,000	5.00%, 05/15/25 (c)	120,627
130,000	5.00%, 05/15/25 (c)	158,087
10,000	University of California, Series AR (RB) 5.00%, 05/15/26 (c)	12,425
385,000	University of California, Series AY (RB) 5.00%, 05/15/27 (c)	495,152
	University of California, Series AZ (RB)
310,000	5.00%, 05/15/28 (c)	402,557
275,000	5.00%, 05/15/28 (c)	363,943
	University of California, Series I (RB)
1,395,000	5.00%, 05/15/25 (c)	1,681,156
335,000	5.00%, 05/15/25 (c)	409,320
310,000	University of California, Series O (RB) 5.00%, 05/15/28 (c)	396,651
	West Basin Municipal Water District, Series A (RB)
155,000	5.00%, 02/01/26 (c)	192,473
100,000	5.00%, 02/01/26 (c)	124,509
20,000	West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	24,059
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	607,655
		280,986,133
Colorado: 1.6%
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	314,013
540,000	Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	674,287
	Adams and Weld Counties, School District No. 27J (GO) (SAW)
365,000	4.00%, 12/01/25 (c)	417,790
160,000	5.00%, 12/01/25 (c)	193,848
	Board of Governors of Colorado State University System (RB)
935,000	5.00%, 03/01/28 (c)	1,188,329
510,000	5.00%, 03/01/28 (c)	656,176
1,050,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,257,942
150,000	City and County of Denver, Series A (RB) 5.00%, 08/01/26 (c)	186,213
200,000	City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	129,310
	City of Aurora, Water Revenue, First Lien (RB)
115,000	5.00%, 08/01/26 (c)	141,954
500,000	5.00%, 08/01/26 (c)	619,605
	City of Colorado Springs, Utilities System, Series A-1 (RB)
100,000	5.00%, 11/15/27 (c)	127,688
120,000	5.00%, 11/15/27 (c)	153,654
110,000	5.00%, 11/15/27 (c)	141,519
1,000,000	Colorado Health Facilities Authority, AdventHealth Obligated Group, Series B (RB) 5.00%, 11/19/26 (p)	1,250,670
545,000	Colorado Health Facilities Authority, Adventist Health System, Series B (RB) 5.00%, 05/15/26 (c)	660,671
2,255,000	Colorado Health Facilities Authority, Adventist Health System, Series C (RB) 5.00%, 11/15/26 (p)	2,819,539
	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB)
155,000	5.00%, 08/01/29 (c)	193,215
1,000,000	5.00%, 08/01/29 (c)	1,272,910
2,000,000	Colorado Health Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 02/01/26 (c) (p)	2,395,160
	Colorado Health Facilities Authority, NCMC, Inc. Project (RB)
280,000	3.25%, 05/15/26 (c)	317,708
160,000	4.00%, 05/15/26 (c)	189,040
115,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	144,086
	Garfield Pitkin and Eagle Counties School District No. Re-1 (GO)
565,000	5.00%, 12/15/25 (c)	688,464
975,000	5.00%, 12/15/25 (c)	1,192,649
1,110,000	Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,450,892
	Mesa County Valley School District No. 51 (GO) (SAW)
500,000	5.00%, 12/01/27 (c)	634,885
500,000	5.00%, 12/01/27 (c)	638,755
	Park Creek Metropolitan District, Series A (RB)
105,000	5.00%, 12/01/25 (c)	123,139
560,000	5.00%, 12/01/25 (c)	661,886
250,000	5.00%, 12/01/25 (c)	296,103
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,175,147
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	650,172
1,000,000	4.00%, 06/01/26 (c)	1,144,320
540,000	4.00%, 06/01/26 (c)	619,229
	Regional Transportation District, Series B (RB)
100,000	5.00%, 11/01/27 (c)	125,704
100,000	5.00%, 11/01/27 (c)	125,961
410,000	State of Colorado, Series K (CP) 5.00%, 03/15/27 (c)	508,650
190,000	State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	242,032
	University of Colorado, Series A-2 (RB)
800,000	3.00%, 06/01/24 (c)	832,224
500,000	4.00%, 06/01/28 (c)	586,755
450,000	5.00%, 06/01/26	560,313
250,000	5.00%, 06/01/27	318,883
155,000	5.00%, 06/01/28	201,908
25,000	University of Colorado, Series B (RB) 5.00%, 06/01/24 (c)	29,307
	University of Colorado, Series B-1 (RB)
860,000	2.25%, 06/01/26 (c)	913,337
30,000	5.00%, 06/01/25	36,377
		29,202,419
Connecticut: 2.3%
160,000	City of Hartford, Series C (GO) (AGM) 4.00%, 07/15/25 (c)	177,962
	Connecticut Housing Finance Authority, Series A-1 (RB)
260,000	2.88%, 05/15/25 (c)	271,453
350,000	3.65%, 11/15/26 (c)	384,240
200,000	3.88%, 11/15/26 (c)	220,822
500,000	Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	531,510
200,000	Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	212,046
250,000	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	266,188
	Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
525,000	4.00%, 07/01/29 (c)	602,584
2,200,000	5.00%, 07/01/29 (c)	2,761,594
20,000	Connecticut State Health and Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	23,499
140,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 3.13%, 06/01/26 (c)	147,801
1,195,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	1,259,936
100,000	Connecticut State, Tax-Exempt, Series F (GO) 5.00%, 09/15/26	124,763
305,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	356,075
	South Central Connecticut Regional Water Authority, Series B (RB)
310,000	4.00%, 08/01/26 (c)	351,983
500,000	4.00%, 08/01/26 (c)	568,875
25,000	5.00%, 08/01/26 (c)	30,919
	State of Connecticut, Series A (GO)
100,000	3.25%, 03/15/25 (c)	106,622
230,000	3.25%, 03/15/26 (c)	243,653
680,000	5.00%, 03/15/25 (c)	799,646
755,000	5.00%, 03/15/25 (c)	905,449
110,000	5.00%, 03/15/26 (c)	131,584
780,000	5.00%, 03/15/26 (c)	953,722
740,000	5.00%, 04/15/26	913,878
680,000	5.00%, 04/15/27 (c)	846,729
200,000	5.00%, 05/01/27 (c)	251,010
	State of Connecticut, Series B (GO)
30,000	4.00%, 11/15/24 (c)	33,225
290,000	5.00%, 06/15/25 (c)	343,282
625,000	5.00%, 06/15/25 (c)	751,569
575,000	5.00%, 06/15/25 (c)	694,312
585,000	5.00%, 05/15/26	723,961
785,000	5.00%, 04/15/27	987,805
100,000	5.00%, 04/15/27	125,835
705,000	State of Connecticut, Series C (GO) 4.00%, 06/15/28 (c)	812,837
710,000	State of Connecticut, Series D (GO) 4.00%, 08/15/26 (c)	807,064
	State of Connecticut, Series E (GO)
395,000	3.00%, 10/15/26 (c)	414,801
100,000	5.00%, 08/01/25 (c)	120,656
400,000	5.00%, 09/15/27	507,848
520,000	5.00%, 09/15/28 (c)	664,607
	State of Connecticut, Series F (GO)
335,000	3.25%, 11/15/25 (c)	362,684
770,000	5.00%, 11/15/24 (c)	907,992
290,000	5.00%, 11/15/25 (c)	354,061
420,000	5.00%, 11/15/25 (c)	504,399
400,000	5.00%, 11/15/25 (c)	484,672
	State of Connecticut, Special Tax Obligation, Series A (RB)
785,000	4.00%, 09/01/26 (c)	885,668
470,000	5.00%, 09/01/24 (c)	553,025
590,000	5.00%, 08/01/25 (c)	699,716
795,000	5.00%, 08/01/25 (c)	939,467
255,000	5.00%, 08/01/25 (c)	303,190
55,000	5.00%, 08/01/25 (c)	66,349
520,000	5.00%, 08/01/25 (c)	624,645
335,000	5.00%, 08/01/25 (c)	401,028
100,000	5.00%, 09/01/25	121,236
200,000	5.00%, 09/01/26 (c)	242,152
10,000	5.00%, 09/01/26	12,451
475,000	5.00%, 09/01/26 (c)	577,866
190,000	5.00%, 01/01/28 (c)	235,106
	State of Connecticut, Special Tax Obligation, Series B (RB)
335,000	5.00%, 09/01/26 (c)	413,410
100,000	5.00%, 09/01/26 (c)	123,888
470,000	5.00%, 10/01/26	583,265
1,025,000	5.00%, 10/01/28	1,322,793
135,000	State of Connecticut, Special Tax Obligation, Series C (RB) 5.00%, 10/01/26	167,534
	State of Connecticut, State Revolving Fund, Series A (RB)
125,000	3.13%, 03/01/25 (c)	133,484
1,000,000	5.00%, 05/01/27 (c)	1,258,850
275,000	5.00%, 02/01/29 (c)	356,155
	University of Connecticut, Series A (RB)
210,000	3.00%, 03/15/26 (c)	218,379
200,000	5.00%, 02/15/25 (c)	237,338
860,000	5.00%, 02/15/25 (c)	1,023,804
375,000	5.00%, 02/15/25 (c)	446,224
770,000	5.00%, 01/15/26	942,303
265,000	5.00%, 03/15/26 (c)	316,998
280,000	5.00%, 03/15/26 (c)	339,189
435,000	5.00%, 03/15/26 (c)	525,332
380,000	5.00%, 03/15/26 (c)	457,037
745,000	5.00%, 01/15/27 (c)	915,121
335,000	5.00%, 01/15/27 (c)	414,529
460,000	5.00%, 01/15/27	576,343
500,000	5.00%, 11/01/28 (c)	625,150
500,000	5.00%, 11/01/28 (c)	628,715
		40,733,893
Delaware: 0.9%
180,000	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 3.00%, 07/01/27 (c)	192,611
	Delaware Transportation Authority (RB)
30,000	4.00%, 07/01/25	34,841
20,000	5.00%, 07/01/25	24,374
220,000	5.00%, 07/01/26 (c)	274,259
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	547,324
500,000	4.00%, 03/01/27 (c)	593,100
1,000,000	5.00%, 03/01/26	1,246,530
	State of Delaware, Series A (GO)
2,500,000	2.00%, 01/01/30 (c)	2,502,325
2,500,000	2.00%, 01/01/30 (c)	2,520,675
2,500,000	2.00%, 01/01/30 (c)	2,473,850
545,000	2.13%, 03/01/26 (c)	576,752
2,500,000	2.13%, 01/01/30 (c)	2,486,300
100,000	5.00%, 02/01/27	127,731
500,000	5.00%, 02/01/28	653,900
500,000	5.00%, 02/01/28 (c)	648,055
810,000	5.00%, 10/01/28	1,076,368
		15,978,995
District of Columbia: 1.2%
130,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	155,206
	District of Columbia, Georgetown University Issue (RB)
645,000	5.00%, 04/01/27 (c)	800,722
105,000	5.00%, 04/01/27 (c)	131,435
	District of Columbia, Series A (GO)
30,000	5.00%, 06/01/25	36,499
420,000	5.00%, 06/01/25 (c)	500,291
20,000	5.00%, 12/01/25	24,720
290,000	5.00%, 06/01/26 (c)	353,919
250,000	5.00%, 06/01/26 (c)	305,730
10,000	5.00%, 06/01/26	12,542
210,000	5.00%, 06/01/26 (c)	259,537
30,000	5.00%, 06/01/26 (c)	36,882
580,000	5.00%, 06/01/27 (c)	725,232
170,000	5.00%, 06/01/27 (c)	213,068
750,000	5.00%, 06/01/28 (c)	955,035
1,000,000	5.00%, 09/01/29 (c)	1,305,500
280,000	District of Columbia, Series C (GO) 5.00%, 06/01/24 (c)	326,292
	District of Columbia, Series D (GO)
500,000	4.00%, 06/01/27 (c)	580,295
100,000	5.00%, 06/01/24 (c)	117,088
20,000	5.00%, 12/01/26 (c)	24,851
125,000	5.00%, 12/01/26 (c)	158,398
160,000	5.00%, 12/01/26 (c)	200,614
1,500,000	5.00%, 06/01/27 (c)	1,917,450
500,000	5.00%, 06/01/27 (c)	626,670
25,000	District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	31,063
195,000	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series A (RB) 5.00%, 04/01/26 (c)	237,545
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
400,000	5.00%, 10/01/25 (c)	483,208
410,000	5.00%, 10/01/25 (c)	499,552
430,000	5.00%, 04/01/26 (c)	525,026
100,000	5.00%, 04/01/26 (c)	122,296
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series C (RB)
100,000	5.00%, 10/01/24 (c)	117,826
200,000	5.00%, 10/01/24 (c)	236,752
1,000,000	Metropolitan Washington Airports Authority, Series A (RB) 5.00%, 10/01/28 (c)	1,261,950
	Metropolitan Washington Airports Authority, Series B (RB)
250,000	4.00%, 10/01/29 (c)	293,118
250,000	4.00%, 10/01/29 (c)	294,000
	Washington Metropolitan Area Transit Authority (RB)
175,000	5.00%, 07/01/27 (c)	223,312
100,000	5.00%, 07/01/27	128,205
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
140,000	5.00%, 07/01/27 (c)	176,463
330,000	5.00%, 07/01/27	423,076
	Washington Metropolitan Area Transit Authority, Series A-2 (RB)
810,000	5.00%, 07/01/27 (c)	1,014,282
550,000	5.00%, 07/01/27 (c)	689,991
300,000	5.00%, 07/01/27 (c)	377,223
	Washington Metropolitan Area Transit Authority, Series B (RB)
1,070,000	5.00%, 07/01/27 (c)	1,342,347
1,000,000	5.00%, 07/01/27 (c)	1,252,200
650,000	5.00%, 07/01/27 (c)	819,292
240,000	5.00%, 07/01/27	307,692
555,000	5.00%, 07/01/27 (c)	702,014
		21,326,409
Florida: 4.0%
10,000	Brevard County School District, Series C (CP) 5.00%, 07/01/25 (c)	11,845
120,000	Broward County. Florida Water & Sewer Utility, Series A (RB) 5.00%, 10/01/25 (c)	145,817
520,000	Central Florida Expressway Authority (RB) 3.00%, 07/01/27 (c)	555,506
1,055,000	Central Florida Expressway Authority, Series A (RB) 3.00%, 07/01/26 (c)	1,130,728
	Central Florida Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/25	36,225
115,000	5.00%, 07/01/26	142,206
175,000	City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	221,188
	City of Gainesville, Utilities System, Series A (RB)
200,000	5.00%, 10/01/26	251,108
500,000	5.00%, 10/01/27 (c)	626,910
195,000	5.00%, 10/01/27 (c)	245,499
	City of Jacksonville, Series A (RB)
1,000,000	5.00%, 10/01/29 (c)	1,280,310
1,000,000	5.00%, 10/01/29 (c)	1,299,070
585,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/27	736,135
	City of Jacksonville, Transportation Revenue (RB)
100,000	3.00%, 10/01/25 (c)	105,602
310,000	3.00%, 10/01/25 (c)	327,813
450,000	3.25%, 10/01/25 (c)	476,995
210,000	5.00%, 10/01/25 (c)	251,983
295,000	City of Lakeland, Department of Electric Utilities (RB) 5.00%, 04/01/26 (c)	363,313
540,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	658,746
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	572,010
585,000	5.00%, 09/01/26 (c)	723,276
680,000	City of Tallahassee, Energy System Revenue (RB) 5.00%, 10/01/23 (c)	772,582
100,000	County of Lee, Florida Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	117,676
	County of Miami-Dade (RB)
565,000	0.00%, 10/01/26 (c) ^	413,874
400,000	0.00%, 10/01/26 (c) ^	280,060
290,000	5.00%, 10/01/26	360,516
510,000	5.00%, 10/01/26 (c)	632,140
115,000	5.00%, 10/01/26 (c)	140,318
	County of Miami-Dade, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	917,265
460,000	5.00%, 10/01/26 (c)	569,816
290,000	County of Miami-Dade, Aviation Revenue, Series B (RB) 5.00%, 10/01/24 (c)	343,725
	County of Miami-Dade, Building Better Communities Program, Series A (GO)
200,000	5.00%, 07/01/25	242,910
100,000	5.00%, 07/01/25 (c)	120,331
55,000	5.00%, 07/01/25	66,800
280,000	5.00%, 07/01/26 (c)	342,644
555,000	5.00%, 07/01/26 (c)	677,294
520,000	5.00%, 07/01/26 (c)	640,598
100,000	5.00%, 07/01/26 (c)	124,663
575,000	5.00%, 07/01/26 (c)	713,868
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
485,000	3.00%, 07/01/24 (c)	511,122
555,000	4.00%, 07/01/24 (c)	615,456
125,000	4.00%, 07/01/24 (c)	138,515
275,000	5.00%, 07/01/24 (c)	323,793
	County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
710,000	5.00%, 04/01/26 (c)	867,677
520,000	5.00%, 04/01/26 (c)	636,802
400,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	471,016
	County of Miami-Dade, Expressway Authority Toll System, Series A (RB)
25,000	5.00%, 07/01/26 (c)	30,049
105,000	5.00%, 07/01/26 (c)	127,789
	County of Miami-Dade, Expressway Authority Toll System, Series B (RB)
130,000	5.00%, 07/01/24 (c)	150,924
275,000	5.00%, 07/01/24 (c)	320,290
250,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	282,443
1,000,000	County of Miami-Dade, Public Health Trust Program, Series A (GO) 3.38%, 07/01/28 (c)	1,098,740
	County of Miami-Dade, Water and Sewer System (RB)
250,000	5.00%, 10/01/25 (c)	303,685
270,000	5.00%, 10/01/25	331,644
1,000,000	5.00%, 10/01/27 (c)	1,278,780
	County of Miami-Dade, Water and Sewer System, Series B (RB)
370,000	3.00%, 10/01/27 (c)	389,373
605,000	5.00%, 10/01/25 (c)	722,672
125,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/27	159,234
	Florida Department of Management Services, Series A (CP)
105,000	5.00%, 08/01/25	127,734
425,000	5.00%, 09/01/27 (c)	545,963
500,000	Florida Higher Educational Facilities Financial Authority, Nova Southeastern University Project (RB) 5.00%, 04/01/26 (c)	585,305
435,000	Florida Housing Finance Corp., Series 1 (RB) 3.25%, 01/01/27 (c)	467,629
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
635,000	3.00%, 10/01/26 (c)	683,044
125,000	5.00%, 10/01/26 (c)	153,874
195,000	5.00%, 10/01/26 (c)	241,139
470,000	5.00%, 10/01/27	598,070
145,000	Florida Municipal Power Agency, All-Requirements Power Supply, Series B (RB) 5.00%, 10/01/25 (c)	176,493
115,000	Florida State Department of Transportation (RB) 5.00%, 07/01/28 (c)	148,167
400,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	485,584
	Florida State Department of Transportation, Turnpike Enterprise, Series B (RB)
265,000	5.00%, 07/01/25 (c)	321,389
110,000	5.00%, 07/01/25 (c)	133,536
1,015,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	1,077,159
	Hernando County School District, Series A (CP) (AGM)
245,000	3.00%, 07/01/26 (c)	258,252
450,000	3.00%, 07/01/26 (c)	475,425
470,000	3.00%, 07/01/26 (c)	497,011
	JEA Electric System, Series B (RB)
175,000	3.38%, 10/01/22 (c)	179,176
695,000	5.00%, 10/01/27 (c)	862,453
	JEA Electric System, Series Three B (RB)
850,000	5.00%, 10/01/27 (c)	1,064,251
610,000	5.00%, 10/01/27 (c)	767,368
350,000	5.00%, 10/01/27	442,743
15,000	JEA Water and Sewer System, Series A (RB) 5.00%, 04/01/24 (c)	17,520
510,000	Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	647,435
	Manatee County School District (RB) (AGM)
290,000	5.00%, 10/01/26	365,383
160,000	5.00%, 04/01/27 (c)	200,200
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
815,000	5.00%, 02/01/24 (c)	932,278
610,000	5.00%, 02/01/24 (c)	694,375
755,000	5.00%, 02/01/24 (c)	866,597
640,000	5.00%, 02/01/24 (c)	736,493
145,000	5.00%, 02/01/24 (c)	166,250
425,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA) 5.00%, 02/01/24 (c)	485,320
420,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	478,771
410,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	499,392
310,000	Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	370,720
	Orange County, Tourist Development Tax (RB)
100,000	5.00%, 10/01/25 (c)	120,184
190,000	5.00%, 10/01/26	238,275
110,000	5.00%, 10/01/27	140,804
490,000	5.00%, 10/01/30	664,489
120,000	Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	152,072
10,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	11,911
	Palm Beach County School Board, Series A (CP)
125,000	5.00%, 08/01/26	156,209
120,000	5.00%, 08/01/27	153,347
695,000	Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	901,220
100,000	Polk County, School District (RB) 5.00%, 10/01/29 (c)	132,209
175,000	Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	220,441
200,000	School Board of Duval County, Series B (CP) 5.00%, 07/01/25 (c)	238,712
125,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	134,825
720,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	866,657
	School Board of Miami-Dade County, Series C (CP)
540,000	3.25%, 02/01/21 (c)	546,685
265,000	3.25%, 02/01/21 (c)	268,416
	School Board of Miami-Dade County, Series D (CP)
140,000	4.00%, 02/01/26 (c)	156,989
165,000	5.00%, 02/01/26	201,219
265,000	5.00%, 02/01/26 (c)	322,044
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	243,426
	South Broward Hospital District (RB)
500,000	4.00%, 05/01/26 (c)	561,520
435,000	5.00%, 05/01/26 (c)	530,630
	South Florida Water Management District (CP)
400,000	3.00%, 04/01/26 (c)	425,948
150,000	5.00%, 04/01/26 (c)	183,422
	South Miami Health Facilities Authority (RB)
1,000,000	5.00%, 08/15/27 (c)	1,244,820
710,000	5.00%, 08/15/27 (c)	895,466
740,000	State of Florida Department of Transportation Turnpike, Series C (RB) 5.00%, 07/01/26 (c)	912,908
1,000,000	State of Florida Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	1,333,190
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/25	121,632
255,000	5.00%, 07/01/26	319,260
100,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/26	125,200
	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
825,000	2.70%, 06/01/24 (c)	873,848
650,000	4.00%, 06/01/28 (c)	774,754
525,000	5.00%, 06/01/24 (c)	615,200
815,000	5.00%, 06/01/25 (c)	983,990
795,000	5.00%, 06/01/28 (c)	1,028,714
	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO)
10,000	3.00%, 06/01/24 (c)	10,793
125,000	5.00%, 06/01/24 (c)	146,476
400,000	5.00%, 06/01/27 (c)	510,672
	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
500,000	3.00%, 06/01/24 (c)	529,395
250,000	3.00%, 06/01/24 (c)	265,863
510,000	3.00%, 06/01/29 (c)	557,037
725,000	4.00%, 06/01/26 (c)	840,724
500,000	4.00%, 06/01/26 (c)	582,375
780,000	4.00%, 06/01/27 (c)	921,437
20,000	5.00%, 06/01/24 (c)	23,436
585,000	5.00%, 06/01/27	751,409
145,000	5.00%, 06/01/28 (c)	188,396
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
20,000	4.00%, 06/01/26	23,761
10,000	5.00%, 06/01/26 (c)	12,415
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
590,000	2.38%, 06/01/26 (c)	613,140
500,000	3.00%, 06/01/25 (c)	537,445
200,000	4.00%, 06/01/25 (c)	226,866
	State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO)
35,000	5.00%, 06/01/25 (c)	42,399
135,000	5.00%, 06/01/26 (c)	167,608
	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
600,000	3.00%, 07/01/27 (c)	643,536
555,000	3.00%, 07/01/27 (c)	609,656
40,000	5.00%, 07/01/26 (c)	49,978
750,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	970,995
555,000	State of Florida, Department of Transportation, Turnpike Revenue, Series B (RB) 2.63%, 07/01/25 (c)	596,442
	Tampa Bay, Water Utility System, Series A (RB)
110,000	4.00%, 10/01/25 (c)	127,376
15,000	5.00%, 10/01/25	18,369
	Volusia County School Board, Master Lease Program, Series B (CP)
280,000	5.00%, 08/01/24 (c)	326,967
15,000	5.00%, 08/01/24 (c)	17,545
	West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area (TA)
680,000	5.00%, 03/01/29 (c)	868,924
680,000	5.00%, 03/01/29 (c)	874,269
		72,008,208
Georgia: 1.9%
420,000	Augusta, Water and Sewer Revenue (RB) 3.00%, 10/01/27 (c)	451,130
1,000,000	City of Atlanta, Airport Passenger Facility Charge (RB) 5.00%, 07/01/29 (c)	1,289,980
	City of Atlanta, Public Improvement (GO)
630,000	4.50%, 12/01/24 (c)	734,555
25,000	4.88%, 12/01/24 (c)	29,747
330,000	5.00%, 12/01/24 (c)	391,387
	City of Atlanta, Water and Wastewater (RB)
200,000	4.00%, 11/01/29 (c)	240,712
690,000	5.00%, 05/01/25 (c)	824,612
1,050,000	5.00%, 05/01/25 (c)	1,253,028
125,000	5.00%, 05/01/25 (c)	150,513
295,000	5.00%, 05/01/25 (c)	354,457
30,000	5.00%, 05/01/25 (c)	35,973
990,000	5.00%, 05/01/25 (c)	1,184,852
1,040,000	City of Austin, Water and Wastewater System (RB) 5.00%, 05/01/25 (c)	1,251,463
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	306,943
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	912,315
25,000	Forsyth County, Series B (GO) 5.00%, 03/01/25 (c)	30,090
	Forsyth County School District (GO)
1,000,000	5.00%, 02/01/28 (c)	1,284,700
1,000,000	5.00%, 02/01/28 (c)	1,297,600
	Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
225,000	5.00%, 02/15/27 (c)	269,516
100,000	5.00%, 02/15/27 (c)	121,560
925,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/25 (c)	976,541
190,000	Glynn-Brunswick Memorial Hospital Authority (RB) 5.00%, 08/01/25 (c)	218,586
15,000	Henry County School District (GO) (SAW) 5.00%, 08/01/25	18,293
	Metropolitan Atlanta Rapid Transit Authority, Series B (RB)
300,000	5.00%, 07/01/26 (c)	369,309
30,000	5.00%, 07/01/26 (c)	37,010
	Metropolitan Atlanta Rapid Transit Authority, Series C (RB)
495,000	5.00%, 07/01/26 (c)	614,414
235,000	5.00%, 07/01/26 (c)	292,413
420,000	5.00%, 07/01/26	525,840
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	128,483
200,000	5.00%, 07/01/26 (c)	240,202
1,090,000	5.00%, 07/01/26 (c)	1,316,938
500,000	Private Colleges and Universities Authority, Emory University, Series A (RB) 5.00%, 09/01/29 (c)	659,425
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
345,000	3.00%, 07/01/26 (c)	365,017
735,000	5.00%, 07/01/26 (c)	909,239
375,000	5.00%, 07/01/26 (c)	456,686
	State of Georgia, Series A (GO)
985,000	2.50%, 02/01/26 (c)	1,015,318
125,000	5.00%, 02/01/26	155,216
1,190,000	5.00%, 02/01/26 (c)	1,471,709
680,000	5.00%, 02/01/26 (c)	837,814
600,000	5.00%, 07/01/26	753,324
1,200,000	5.00%, 02/01/27 (c)	1,499,172
1,000,000	5.00%, 02/01/27	1,274,200
350,000	5.00%, 02/01/27 (c)	443,236
150,000	5.00%, 02/01/27 (c)	189,072
	State of Georgia, Series C (GO)
3,000,000	5.00%, 07/01/27 (c)	3,819,000
130,000	5.00%, 07/01/27	167,309
1,010,000	State of Georgia, Series C-1 (GO) 5.00%, 02/01/26	1,254,147
610,000	State of Georgia, Series E (GO) 5.00%, 12/01/25	753,557
		33,176,603
Hawaii: 1.2%
35,000	City and County of Honolulu, Board of Water Supply, Series A (RB) 5.00%, 07/01/24 (c)	40,717
675,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	818,977
	City and County of Honolulu, Series B (GO)
10,000	5.00%, 10/01/25 (c)	12,089
760,000	5.00%, 10/01/25 (c)	923,947
1,010,000	5.00%, 10/01/25 (c)	1,231,907
1,015,000	5.00%, 09/01/27 (c)	1,279,600
	City and County of Honolulu, Series C (GO)
750,000	4.00%, 08/01/29 (c)	892,740
120,000	4.00%, 08/01/29 (c)	143,153
1,000,000	5.00%, 10/01/29	1,340,050
	City and County of Honolulu, Wastewater System, Series A (RB)
970,000	4.00%, 07/01/26 (c)	1,107,158
1,015,000	5.00%, 07/01/26 (c)	1,245,283
100,000	City and County of Honolulu, Wastewater System, Series B (RB) 4.00%, 07/01/26 (c)	113,950
175,000	State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	210,191
295,000	State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	364,142
25,000	State of Hawaii, Series EQ (GO) 5.00%, 08/01/24 (c)	29,063
50,000	State of Hawaii, Series ET (GO) 5.00%, 10/01/25	61,416
	State of Hawaii, Series EY (GO)
120,000	5.00%, 10/01/25 (c)	146,218
1,205,000	5.00%, 10/01/25 (c)	1,474,679
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	611,900
	State of Hawaii, Series FB (GO)
150,000	3.00%, 04/01/26 (c)	158,588
200,000	4.00%, 04/01/26 (c)	233,476
130,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/25	159,680
	State of Hawaii, Series FH (GO)
15,000	5.00%, 10/01/26 (c)	18,755
375,000	5.00%, 10/01/26 (c)	470,655
	State of Hawaii, Series FK (GO)
690,000	5.00%, 05/01/27 (c)	857,359
130,000	5.00%, 05/01/27 (c)	162,020
	State of Hawaii, Series FN (GO)
500,000	5.00%, 10/01/27 (c)	636,395
105,000	5.00%, 10/01/27 (c)	134,626
	State of Hawaii, Series FT (GO)
295,000	4.00%, 01/01/28 (c)	347,200
250,000	5.00%, 01/01/26	308,985
1,020,000	5.00%, 10/01/27 (c)	1,291,748
150,000	5.00%, 01/01/28 (c)	190,832
1,150,000	5.00%, 01/01/28 (c)	1,467,745
1,300,000	State of Hawaii, Series FW (GO) 5.00%, 01/01/28	1,682,044
160,000	State of Hawaii, Series HI (GO) 5.00%, 10/01/26	201,827
	University of Hawaii, Series E (RB)
285,000	5.00%, 10/01/26 (c)	352,189
240,000	5.00%, 10/01/26 (c)	295,783
		21,017,087
Idaho: 0.1%
500,000	Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	620,915
	Idaho Health Facilities Authority, Trinity Health Group, Series D (RB)
115,000	5.00%, 06/01/22 (c)	125,739
185,000	5.00%, 06/01/22 (c)	202,275
		948,929
Illinois: 4.1%
235,000	Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	288,305
175,000	Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/27 (c)	215,952
	Chicago O’Hare International Airport, Series B (RB)
580,000	5.00%, 01/01/25 (c)	683,924
510,000	5.00%, 01/01/25 (c)	601,912
135,000	5.00%, 01/01/25 (c)	159,330
610,000	5.00%, 01/01/25 (c)	720,575
315,000	5.00%, 01/01/25 (c)	373,423
470,000	5.00%, 01/01/27 (c)	574,815
100,000	5.00%, 01/01/27 (c)	122,094
135,000	Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26 (c)	162,227
500,000	Chicago Transit Authority (RB) 5.00%, 06/01/26	605,160
100,000	City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	122,897
750,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	873,105
	City of Chicago, Series A (GO)
1,040,000	5.50%, 01/01/25 (c)	1,208,563
800,000	5.63%, 01/01/27 (c)	977,320
340,000	5.63%, 01/01/27 (c)	417,177
510,000	City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	583,435
100,000	City of Chicago, Series E (GO) 5.50%, 01/01/25 (c)	116,000
	City of Chicago, Water Revenue, Second Lien (RB)
1,010,000	5.00%, 11/01/27 (c)	1,231,341
180,000	5.25%, 11/01/27 (c)	221,551
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
305,000	5.00%, 11/01/26 (c)	361,538
420,000	5.00%, 11/01/26 (c)	499,120
	City of Springfield, Electric Revenue, Senior Lien (RB)
420,000	5.00%, 03/01/25 (c)	490,699
15,000	5.00%, 03/01/25 (c)	17,450
910,000	5.00%, 03/01/25 (c)	1,080,734
425,000	5.00%, 03/01/25 (c)	502,762
1,000,000	Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/27	1,277,750
210,000	Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	244,671
325,000	Cook County, Series A (GO) 5.00%, 11/15/26 (c)	385,950
	Illinois Finance Authority, Advocate Health Care Network (RB)
225,000	5.00%, 08/01/24 (c)	265,084
250,000	5.00%, 08/01/24 (c)	290,560
	Illinois Finance Authority, Clean Water Initiative (RB)
165,000	4.00%, 01/01/26 (c)	187,580
100,000	4.00%, 01/01/26 (c)	115,931
135,000	5.00%, 01/01/26	166,066
685,000	5.00%, 01/01/26 (c)	831,206
175,000	5.00%, 01/01/27 (c)	215,511
140,000	5.00%, 01/01/27 (c)	174,115
400,000	5.00%, 01/01/27 (c)	502,744
1,000,000	5.00%, 07/01/29 (c)	1,284,210
	Illinois Finance Authority, Mercy Health Corp. (RB)
90,000	4.00%, 06/01/26 (c)	98,816
1,000,000	4.00%, 06/01/26 (c)	1,093,590
160,000	4.00%, 06/01/26 (c)	176,272
325,000	5.00%, 12/01/25	390,621
250,000	5.00%, 06/01/26 (c)	294,415
130,000	5.00%, 06/01/26 (c)	155,697
	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB)
1,325,000	3.00%, 01/15/28 (c)	1,399,425
305,000	5.00%, 07/15/27	386,374
260,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/28	341,206
100,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.00%, 11/15/25 (c)	117,038
1,010,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,144,391
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	116,792
125,000	5.00%, 05/15/25 (c)	147,186
195,000	5.00%, 05/15/25 (c)	231,839
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	223,018
500,000	Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	543,900
	Illinois Housing Development Authority, Series C (RB)
540,000	2.80%, 10/01/28 (c)	565,342
370,000	3.10%, 02/01/26 (b) (c)	387,275
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	200,991
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	327,250
555,000	5.00%, 01/01/26 (c)	665,989
775,000	5.00%, 01/01/26 (c)	928,481
510,000	5.00%, 01/01/28 (c)	636,618
175,000	5.00%, 01/01/29	228,011
345,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	396,954
	Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO)
215,000	5.00%, 01/01/24 (c)	242,675
120,000	5.00%, 01/01/24 (c)	136,078
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
190,000	5.00%, 01/01/24 (c)	216,585
450,000	5.00%, 01/01/24 (c)	508,684
410,000	5.00%, 01/01/24 (c)	469,450
335,000	5.00%, 01/01/24 (c)	382,654
700,000	Kendall, Kane, and Will Counties Community Unit School District No. 308 (GO) 5.00%, 02/01/26 (c)	825,552
	Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
425,000	5.00%, 12/01/26 (c)	521,335
115,000	5.00%, 12/01/26 (c)	142,777
340,000	5.00%, 12/01/26	423,042
	Northern Illinois Municipal Power Agency, Series A (RB)
1,140,000	4.00%, 12/01/26 (c)	1,285,829
45,000	5.00%, 12/01/25	54,507
230,000	5.00%, 12/01/26 (c)	278,634
	Railsplitter Tobacco Settlement Authority (RB)
565,000	5.00%, 06/01/26 (c)	690,848
325,000	5.00%, 06/01/26	399,519
	Regional Transportation Authority of Illinois, Series A (RB)
500,000	5.00%, 07/01/27 (c)	617,845
305,000	5.00%, 07/01/27 (c)	377,459
	Sales Tax Securitization Corp., Series A (RB)
100,000	5.00%, 01/01/26	120,884
250,000	5.00%, 01/01/28 (c)	307,368
570,000	5.00%, 01/01/28 (c)	699,453
250,000	5.00%, 01/01/28 (c)	308,240
585,000	5.00%, 01/01/28 (c)	730,291
800,000	5.00%, 01/01/28 (c)	993,608
	State of Illinois (RB)
710,000	3.00%, 06/15/26 (c)	714,288
300,000	3.00%, 06/15/26 (c)	301,263
495,000	3.00%, 06/15/26 (c)	498,005
320,000	3.00%, 06/15/26 (c)	321,347
680,000	3.00%, 06/15/26 (c)	685,685
1,120,000	3.50%, 06/01/26 (c)	1,156,075
720,000	3.50%, 06/01/26 (c)	748,778
1,000,000	4.00%, 06/01/26 (c)	1,081,440
2,895,000	4.00%, 06/01/26 (c)	3,136,790
620,000	4.00%, 01/01/26 (c)	672,892
1,085,000	4.00%, 06/01/26 (c)	1,179,970
380,000	4.00%, 06/15/26 (c)	427,074
750,000	4.13%, 11/01/26 (c)	826,515
605,000	5.00%, 01/01/26 (c)	693,681
185,000	5.00%, 01/01/26 (c)	216,210
130,000	5.00%, 01/01/26 (c)	149,378
575,000	5.00%, 01/01/26 (c)	667,011
250,000	5.00%, 02/01/26	293,958
1,050,000	5.00%, 06/01/26 (c)	1,236,406
400,000	5.00%, 06/15/26 (c)	473,404
2,010,000	5.00%, 02/01/27	2,406,131
1,890,000	5.00%, 02/01/27 (c)	2,250,725
1,000,000	6.00%, 05/01/26	1,228,670
	State of Illinois, Series A (RB)
235,000	5.00%, 06/15/26	278,875
100,000	5.00%, 06/15/26 (c)	118,351
1,000,000	5.00%, 05/01/28 (c)	1,187,430
260,000	5.00%, 10/01/28	319,134
1,200,000	5.25%, 12/01/27 (c)	1,457,448
1,770,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	2,107,433
	State of Illinois, Series D (GO)
1,160,000	5.00%, 11/01/25	1,348,604
500,000	5.00%, 06/15/26 (c)	585,940
955,000	5.00%, 11/01/26	1,131,026
2,200,000	5.00%, 11/01/27 (c)	2,635,160
30,000	University of Illinois, Series A (RB) 4.00%, 04/01/25 (c)	33,109
		73,651,801
Indiana: 1.0%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	745,694
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	18,423
	Indiana Finance Authority Highway, Series C (RB)
340,000	5.00%, 12/01/26 (c)	428,135
160,000	5.00%, 12/01/26 (c)	202,146
1,000,000	5.00%, 02/01/28 (c)	1,302,940
420,000	5.00%, 06/01/28	548,654
	Indiana Finance Authority, Series A (RB)
200,000	5.00%, 02/01/28 (c)	256,468
175,000	5.00%, 02/01/29 (c)	227,329
130,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/26 (c)	160,349
610,000	Indiana Finance Authority, Series C (RB) 5.00%, 02/01/28 (c)	791,707
	Indiana Finance Authority, Series E (RB)
150,000	5.00%, 02/01/26	185,765
160,000	5.00%, 08/01/26 (c)	200,371
100,000	5.00%, 08/01/26 (c)	124,230
1,000,000	5.00%, 08/01/26 (c)	1,236,870
105,000	5.00%, 02/01/29 (c)	137,213
750,000	5.00%, 02/01/29 (c)	970,710
2,165,000	5.00%, 06/01/29	2,887,504
125,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.00%, 08/01/25 (c)	151,631
300,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	310,782
	Indiana Municipal Power Agency, Series A (RB)
1,650,000	5.00%, 07/01/26 (c)	2,007,241
250,000	5.00%, 01/01/28 (c)	313,120
205,000	Indiana Municipal Power Agency, Series C (RB) 5.00%, 07/01/26 (c)	254,887
15,000	Indiana University, Series W-2 (RB) 5.00%, 08/01/24 (c)	17,704
	Indianapolis Local Public Improvement Bond Bank, Series A (RB)
1,325,000	5.00%, 02/01/29 (c)	1,717,478
1,715,000	5.00%, 02/01/29 (c)	2,232,210
160,000	Indianapolis Local Public Improvement Bond Bank, Series C (RB) 4.00%, 01/01/28 (c)	186,891
20,000	IPS Multi-School Building Corp. (RB) 5.00%, 01/15/25 (c)	23,775
185,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	230,401
140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	149,489
		18,020,117
Iowa: 0.4%
	Iowa Finance Authority (RB)
110,000	5.00%, 08/01/26	138,172
1,000,000	5.00%, 08/01/27 (c)	1,267,920
1,000,000	5.00%, 08/01/27 (c)	1,281,990
120,000	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB) 5.00%, 05/15/27 (c)	136,345
3,700,000	PEFA, Inc. (RB) 5.00%, 06/01/26 (c) (p)	4,472,634
125,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	155,020
130,000	State of Iowa, Prison Infrastructure Fund, Series A (RB) 5.00%, 06/15/26	162,299
		7,614,380
Kansas: 0.8%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	350,088
500,000	4.00%, 09/01/27 (c)	586,170
500,000	5.00%, 09/01/27 (c)	625,315
250,000	5.00%, 09/01/27 (c)	314,150
540,000	City of Wichita, Series 811 (GO) 3.00%, 06/01/23 (c)	570,796
	County of Johnson, Internal Improvement, Series A (GO)
750,000	4.00%, 09/01/27 (c)	872,175
750,000	5.00%, 09/01/27 (c)	958,597
210,000	Johnson and Miami Counties Unified School District No. 230 Spring Hills (GO) 4.00%, 09/01/26 (c)	242,059
300,000	Johnson County Unified School District No. 512, Series A (GO) 4.00%, 10/01/25 (c)	339,702
	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB)
225,000	5.00%, 04/01/23 (c)	251,908
140,000	5.00%, 04/01/23 (c)	156,471
10,000	5.00%, 04/01/23 (c)	11,183
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
380,000	5.00%, 05/01/23 (c)	426,748
690,000	5.00%, 05/01/23 (c)	773,835
125,000	Seward County Unified School District No. 480, Series B (GO) 5.00%, 09/01/25 (c)	150,355
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
110,000	5.00%, 09/01/24 (c)	129,494
740,000	5.00%, 09/01/24 (c)	875,205
150,000	5.00%, 09/01/27 (c)	188,082
720,000	5.00%, 09/01/27 (c)	910,656
775,000	5.00%, 09/01/27 (c)	975,554
400,000	5.00%, 09/01/27	513,100
630,000	5.00%, 09/01/27 (c)	796,824
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
120,000	5.00%, 09/01/25 (c)	145,115
720,000	5.00%, 09/01/25 (c)	863,287
280,000	5.00%, 09/01/25 (c)	339,318
555,000	5.00%, 09/01/25 (c)	677,672
295,000	5.00%, 09/01/25 (c)	359,018
250,000	Wyandotte County, Unified School District No. 500, Series A (GO) 4.00%, 09/01/26 (c)	283,645
		13,686,522
Kentucky: 0.7%
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	148,574
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
1,020,000	5.00%, 11/01/26 (c)	1,252,030
2,365,000	5.00%, 11/01/26 (c)	2,913,633
450,000	5.00%, 11/01/26	555,250
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
20,000	5.00%, 09/01/25 (c)	24,107
80,000	5.00%, 09/01/25	96,603
595,000	Kentucky Bond Development Corp., Saint Elizabeth Medical Center, Inc. (RB) 3.00%, 05/01/26 (c)	627,654
	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB)
1,080,000	5.00%, 09/01/25 (c)	1,275,901
200,000	5.00%, 09/01/25 (c)	239,038
100,000	Kentucky State Property and Building Commission No. 119 (RB) 5.00%, 05/01/28	126,603
165,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	200,699
	Kentucky Turnpike Authority, Series B (RB)
800,000	5.00%, 07/01/26	984,256
380,000	5.00%, 07/01/27	477,314
	Louisville and Jefferson County Metro Government, Norton Healthcare, Inc., Series A (RB)
975,000	4.00%, 10/01/26 (c)	1,081,987
55,000	5.00%, 10/01/26 (c)	67,032
290,000	5.00%, 10/01/26 (c)	350,216
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	111,031
20,000	Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	24,647
125,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	153,790
	University of Kentucky, Series A (RB)
770,000	3.00%, 04/01/26 (c)	809,008
500,000	4.00%, 04/01/26 (c)	573,800
745,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	890,312
		12,983,485
Louisiana: 0.8%
	Jefferson Sales Tax District, Series B (RB) (AGM)
500,000	4.00%, 12/01/29 (c)	593,970
280,000	5.00%, 12/01/27 (c)	351,022
620,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	672,812
	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
200,000	3.25%, 10/01/27 (c)	216,202
990,000	5.00%, 10/01/27 (c)	1,229,827
295,000	Louisiana Public Facilities Authority (RB) 5.00%, 07/01/25 (c)	344,587
505,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	517,590
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
900,000	5.00%, 06/01/24 (c)	1,045,449
535,000	5.00%, 06/01/24 (c)	622,842
340,000	Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/26	422,640
350,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	405,639
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	166,754
760,000	5.00%, 05/01/25 (c)	905,251
760,000	5.00%, 03/01/26	938,228
640,000	5.00%, 09/01/26 (c)	786,202
565,000	5.00%, 04/01/27 (c)	707,081
	State of Louisiana, Series B
200,000	5.00%, 08/01/26 (c)	246,650
205,000	5.00%, 08/01/26 (c)	254,637
875,000	5.00%, 10/01/26	1,096,042
150,000	5.00%, 10/01/27	192,387
	State of Louisiana, Series C (GO)
100,000	5.00%, 08/01/24 (c)	117,131
710,000	5.00%, 08/01/24 (c)	834,236
	State of Louisiana, Series D (GO)
200,000	3.00%, 09/01/26 (c)	215,498
100,000	5.00%, 09/01/26 (c)	123,565
500,000	State of Louisiana, Series D-1 (GO) 5.00%, 12/01/24 (c)	593,075
		13,599,317
Maine: 0.0%
480,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	580,728
Maryland: 2.7%
	City of Baltimore, Consolidated Public Improvement, Series B (GO)
250,000	5.00%, 10/15/26	315,105
250,000	5.00%, 10/15/27 (c)	319,988
280,000	5.00%, 10/15/27	360,136
	City of Baltimore, Convention Center Hotel (RB)
110,000	5.00%, 09/01/27 (c)	132,689
125,000	5.00%, 09/01/27 (c)	151,974
	County of Baltimore (GO)
1,505,000	4.00%, 03/01/29 (c)	1,809,973
330,000	5.00%, 03/01/26	410,692
1,250,000	5.00%, 03/01/28	1,632,437
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	568,071
	County of Montgomery, Series A (GO)
385,000	5.00%, 11/01/24 (c)	456,383
875,000	5.00%, 11/01/24 (c)	1,039,080
20,000	5.00%, 12/01/24 (c)	23,841
350,000	County of Montgomery, Series B 5.00%, 11/01/24 (c)	417,046
1,190,000	County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,418,397
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	18,197
255,000	Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue (RB) 4.00%, 07/01/25 (c)	279,531
550,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 02/15/25 (c)	648,054
950,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,049,712
	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB)
750,000	5.00%, 05/01/26 (c)	922,192
250,000	5.00%, 05/01/26 (c)	305,113
240,000	5.00%, 05/01/26	297,542
250,000	5.00%, 05/01/26 (c)	307,823
1,000,000	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,260,660
	Maryland Water Quality Financing Administration (RB)
375,000	2.80%, 03/01/24 (c)	399,097
655,000	3.00%, 03/01/24 (c)	692,558
	Prince George’s County, Series A (GO)
140,000	4.00%, 09/01/24 (c)	158,739
1,000,000	4.00%, 07/15/28 (c)	1,210,130
1,000,000	5.00%, 07/15/28	1,317,520
1,150,000	5.00%, 07/15/28 (c)	1,508,133
	State of Maryland, Department of Transportation (RB) (SAW)
2,340,000	2.13%, 10/01/27 (c)	2,374,094
520,000	3.00%, 11/01/24 (c)	556,582
500,000	3.00%, 09/01/27 (c)	544,290
855,000	3.13%, 05/01/25 (c)	915,183
780,000	4.00%, 05/01/25 (c)	895,370
750,000	4.00%, 05/01/28 (c)	902,955
295,000	5.00%, 11/01/24 (c)	350,752
200,000	State of Maryland, Department of Transportation, Second Issue (RB) 3.13%, 06/01/23 (c)	211,302
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	459,277
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	3.00%, 06/01/24 (c)	371,633
485,000	4.00%, 06/01/24 (c)	546,920
420,000	5.00%, 06/01/24 (c)	494,218
2,385,000	5.00%, 03/15/28	3,117,577
3,000,000	5.00%, 03/15/29 (c)	3,952,230
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
405,000	3.00%, 03/01/23 (c)	424,278
250,000	3.13%, 03/15/28 (c)	277,563
1,185,000	4.00%, 03/15/27 (c)	1,400,362
850,000	5.00%, 03/15/26	1,058,938
680,000	5.00%, 03/15/28	888,869
100,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 4.00%, 08/01/26	119,533
	State of Maryland, State and Local Facilities Loan, Second Series (GO)
530,000	4.00%, 08/01/28 (c)	637,516
125,000	5.00%, 08/01/27	161,084
1,000,000	5.00%, 08/01/28 (c)	1,305,780
	State of Maryland, State and Local Facilities Loan, Second Series A (GO)
350,000	2.75%, 08/01/23 (c)	371,399
1,000,000	3.00%, 08/01/27 (c)	1,104,160
215,000	4.00%, 08/01/23 (c)	236,081
	State of Maryland, State and Local Facilities Loan, Second Series B (GO)
100,000	3.00%, 08/01/22 (c)	104,109
1,000,000	5.00%, 08/01/26	1,258,260
	State of Maryland, Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	320,466
510,000	3.00%, 07/01/27 (c)	547,184
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	533,770
115,000	3.00%, 06/01/24 (c)	123,227
560,000	3.00%, 06/01/24 (c)	600,062
	Washington Suburban Sanitary District, Second Series (GO)
750,000	5.00%, 06/01/26 (c)	925,095
550,000	5.00%, 06/01/27 (c)	699,869
		48,220,801
Massachusetts: 3.4%
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
1,100,000	5.00%, 06/01/24 (c)	1,275,890
1,000,000	5.00%, 06/15/24 (c)	1,177,340
15,000	5.00%, 06/01/25 (c)	18,127
20,000	5.00%, 06/01/25 (c)	24,097
	Commonwealth of Massachusetts, Rail Enhancement Program, Series A (RB)
145,000	3.00%, 06/01/25 (c)	156,632
745,000	5.00%, 06/01/25 (c)	892,264
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	304,132
850,000	5.00%, 03/01/24 (c)	986,000
1,445,000	5.00%, 07/01/25 (c)	1,753,479
160,000	5.00%, 07/01/25 (c)	193,746
1,000,000	5.00%, 03/01/26	1,243,180
275,000	5.00%, 07/01/26 (c)	343,346
1,000,000	5.00%, 07/01/26	1,254,120
	Commonwealth of Massachusetts, Series B (GO)
600,000	5.00%, 07/01/26 (c)	743,118
1,860,000	5.00%, 07/01/26 (c)	2,294,236
155,000	5.00%, 07/01/26 (c)	193,045
1,155,000	5.00%, 07/01/28	1,514,933
	Commonwealth of Massachusetts, Series C (GO)
400,000	3.00%, 02/01/24 (c)	424,344
350,000	5.00%, 05/01/23 (c)	394,369
205,000	5.00%, 05/01/23 (c)	231,408
2,665,000	5.00%, 05/01/31	3,654,728
100,000	Commonwealth of Massachusetts, Series D (GO) 3.00%, 09/01/25 (c)	106,690
	Commonwealth of Massachusetts, Series E (GO)
1,275,000	3.00%, 11/01/27 (c)	1,378,045
250,000	5.00%, 11/01/26	316,200
100,000	5.00%, 11/01/27 (c)	128,077
420,000	Commonwealth of Massachusetts, Series F (GO) 3.00%, 11/01/22 (c)	441,302
	Commonwealth of Massachusetts, Series I (GO)
500,000	5.00%, 12/01/26 (c)	624,305
10,000	5.00%, 12/01/26 (c)	12,609
	Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB)
450,000	4.00%, 12/01/27 (c)	523,993
105,000	5.00%, 06/01/26	131,471
20,000	5.00%, 06/01/26 (c)	24,964
	Massachusetts Bay Transportation Authority, Series A (RB)
810,000	0.00%, 07/01/26 (c) ^	683,105
130,000	0.00%, 07/01/26 (c) ^	106,093
1,160,000	0.00%, 07/01/26 (c) ^	887,516
890,000	0.00%, 07/01/26 (c) ^	774,104
210,000	2.00%, 07/01/26 (c)	218,639
475,000	4.00%, 07/01/25 (c)	539,410
800,000	Massachusetts Clean Water Trust, Series 18 (RB) 5.00%, 02/01/24 (c)	921,624
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	610,950
1,100,000	5.00%, 02/01/26 (c)	1,347,621
940,000	5.00%, 02/01/26 (c)	1,157,807
1,000,000	Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,287,630
	Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW)
1,000,000	5.00%, 01/01/29 (c)	1,289,090
1,000,000	5.00%, 01/01/29	1,322,590
910,000	Massachusetts Development Finance Agency, Beth Israel Lahey Health Inc., Series I (RB) 3.00%, 07/01/26 (c)	965,674
255,000	Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	322,850
1,905,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 5.00%, 07/01/26 (c)	2,239,804
530,000	Massachusetts Development Finance Agency, Brandeis University, Series S-1 (RB) 5.00%, 10/01/27	683,806
	Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB)
200,000	3.25%, 07/01/26 (c)	210,668
1,000,000	5.00%, 07/01/26 (c)	1,227,820
200,000	5.00%, 07/01/26 (c)	244,420
130,000	Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	162,283
	Massachusetts Development Finance Agency, Harvard University, Series A (RB)
2,065,000	4.00%, 07/15/26 (c)	2,400,790
700,000	5.00%, 07/15/26 (c)	880,446
480,000	5.00%, 07/15/26 (c)	595,027
	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB)
1,000,000	5.00%, 08/15/25 (c)	1,179,400
125,000	5.00%, 08/15/25 (c)	149,299
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
100,000	3.13%, 07/01/26 (c)	106,211
115,000	5.00%, 07/01/26	143,736
300,000	5.00%, 07/01/26 (c)	368,229
750,000	Massachusetts Development Finance Agency, South Shore Hospital Issue Series I (RB) 4.00%, 07/01/26 (c)	815,955
500,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	601,720
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	123,037
330,000	Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 07/01/27	407,956
500,000	Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	535,775
150,000	Massachusetts Housing Finance Agency, Series B-1 (RB) (FHA) 2.75%, 12/01/28 (c)	155,886
1,000,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB) 5.00%, 01/15/25 (c)	1,195,180
	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB)
15,000	5.00%, 08/15/25	18,360
125,000	5.00%, 11/15/26 (c)	156,076
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,143,430
500,000	5.00%, 05/01/25 (c)	596,475
560,000	Massachusetts Water Pollution Abatement Trust (RB) 5.00%, 08/01/24 (c)	662,015
	Massachusetts Water Resources Authority, Series C (RB)
685,000	5.00%, 08/01/26 (c)	849,414
2,115,000	5.00%, 08/01/27 (c)	2,690,322
	University of Massachusetts Building Authority, Series 1 (RB)
730,000	5.00%, 11/01/25 (c)	896,309
750,000	5.00%, 11/01/29 (c)	990,720
475,000	5.00%, 11/01/29 (c)	629,019
500,000	5.00%, 11/01/29 (c)	663,770
1,020,000	University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,299,755
		60,218,006
Michigan: 1.6%
285,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	346,272
340,000	Board of Trustees of Michigan State University, Series B (RB) 5.00%, 02/15/29 (c)	439,341
	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
250,000	5.00%, 07/01/26 (c)	302,578
250,000	5.00%, 07/01/26 (c)	303,513
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
290,000	5.00%, 07/01/26 (c)	347,782
570,000	5.00%, 07/01/26 (c)	687,944
500,000	5.00%, 07/01/26 (c)	605,325
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
1,025,000	5.00%, 07/01/26 (c)	1,231,302
30,000	5.00%, 07/01/26 (c)	36,491
130,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	157,340
	Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
155,000	5.00%, 07/01/26 (c)	189,213
875,000	5.00%, 07/01/26 (c)	1,073,739
365,000	5.00%, 07/01/26	453,644
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,015,000	5.00%, 08/01/24 (c)	1,172,883
1,790,000	5.00%, 08/01/24 (c)	2,098,041
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	134,910
100,000	5.00%, 10/01/26	126,215
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	870,232
405,000	5.00%, 07/01/24 (c)	471,157
560,000	5.00%, 07/01/24 (c)	657,983
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,093,772
110,000	5.00%, 07/01/24 (c)	129,059
1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-4 (RB) 5.00%, 07/01/24 (c)	1,688,467
140,000	Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	144,918
	Michigan Finance Authority, Local Government Loan Program, Series C (RB)
500,000	5.00%, 07/01/25 (c)	594,065
250,000	5.00%, 07/01/25 (c)	298,083
	Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB)
725,000	5.00%, 10/01/24 (c)	833,750
150,000	5.00%, 11/15/26 (c)	187,038
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
105,000	5.00%, 06/01/22 (c)	114,805
75,000	5.00%, 06/01/27 (c)	93,585
1,205,000	5.50%, 06/01/25 (c)	1,478,402
265,000	5.50%, 06/01/25 (c)	322,630
	Michigan State Building Authority, Series I (RB)
15,000	5.00%, 10/15/25 (c)	17,993
200,000	5.00%, 10/15/25 (c)	239,008
360,000	5.00%, 10/15/25 (c)	435,200
125,000	5.00%, 10/15/26 (c)	152,666
120,000	5.00%, 10/15/26 (c)	146,149
570,000	5.00%, 10/15/26 (c)	697,435
540,000	5.00%, 10/15/26 (c)	664,016
515,000	5.00%, 10/15/26 (c)	631,617
100,000	Michigan State Hospital Finance Authority, Series B (RB) 5.00%, 12/01/26	125,539
100,000	Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	128,290
480,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 3.35%, 12/01/25 (c)	512,587
	Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
1,160,000	3.10%, 06/01/26 (c)	1,231,526
170,000	3.35%, 06/01/26 (c)	180,686
770,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	944,828
410,000	State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	445,129
	State of Michigan, Environmental Program, Series A (GO)
500,000	5.00%, 12/01/25 (c)	614,155
10,000	5.00%, 12/01/25 (c)	12,315
	State of Michigan, Grant Anticipation (RB)
300,000	5.00%, 03/15/26	371,523
1,865,000	5.00%, 03/15/27	2,365,808
		28,600,949
Minnesota: 1.2%
	City of Maple Grove, Minnesota Health Care Facilities (RB)
180,000	3.38%, 05/01/27 (c)	194,085
460,000	3.50%, 05/01/27 (c)	497,633
	City of Minneapolis, Fairview Health Services, Series A (RB)
1,000,000	5.00%, 11/15/25 (c)	1,187,260
125,000	5.00%, 11/15/28 (c)	158,809
520,000	City of St. Cloud, Minnesota Health Care, Series A (RB) 3.00%, 05/01/26 (c)	541,304
335,000	City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 4.00%, 07/01/25 (c)	367,227
760,000	County of Hennepin, First Lien, Sales Tax, Series A (RB) 5.00%, 12/15/23 (c)	877,549
200,000	Minneapolis St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 07/01/29 (c)	261,418
	Minneapolis St Paul Metropolitan Airports Commission, Series B (RB)
135,000	4.00%, 01/01/26	157,743
120,000	5.00%, 01/01/26	148,235
515,000	5.00%, 01/01/27 (c)	642,808
325,000	5.00%, 01/01/27 (c)	403,949
750,000	Minnesota Public Facilities Authority, Series B (GO) 5.00%, 10/01/26	947,722
1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,279,970
450,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/26 (c)	552,991
500,000	Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	617,365
	Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG)
750,000	5.00%, 02/01/25 (c)	899,475
760,000	5.00%, 02/01/25 (c)	913,117
	State of Minnesota, State Trunk Highway, Series B (GO)
555,000	2.25%, 08/01/26 (c)	567,421
500,000	3.00%, 08/01/26 (c)	552,340
570,000	3.25%, 08/01/25 (c)	613,149
585,000	4.00%, 08/01/26 (c)	692,529
185,000	4.00%, 08/01/26	220,879
120,000	State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 10/01/27 (c)	134,622
	State of Minnesota, Various Purpose, Series A (GO)
1,025,000	5.00%, 08/01/27	1,321,748
400,000	5.00%, 10/01/27 (c)	515,912
1,000,000	5.00%, 08/01/29 (c)	1,323,450
	State of Minnesota, Various Purpose, Series D (GO)
925,000	2.25%, 08/01/26 (c)	955,090
1,000,000	3.00%, 10/01/27 (c)	1,105,610
1,000,000	3.00%, 10/01/27 (c)	1,113,410
805,000	University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,043,208
1,000,000	Virginia Independent School District No. 706, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	1,080,960
		21,888,988
Mississippi: 0.5%
300,000	Mississippi Development Bank, Jackson Public School District, Series A (RB) 5.00%, 04/01/26 (c)	361,062
	State of Mississippi, Series A (GO)
125,000	5.00%, 10/01/26	157,218
500,000	5.00%, 10/01/27 (c)	633,220
405,000	5.00%, 10/01/27 (c)	511,827
300,000	5.00%, 10/01/27 (c)	378,375
430,000	5.00%, 10/01/27 (c)	550,258
1,000,000	5.00%, 10/01/27 (c)	1,273,620
650,000	5.00%, 10/01/27 (c)	825,337
	State of Mississippi, Series B (GO)
295,000	4.00%, 10/01/29 (c)	350,144
750,000	5.00%, 12/01/26 (c)	935,400
155,000	5.00%, 12/01/26 (c)	192,043
	State of Mississippi, Series C (GO)
850,000	5.00%, 10/01/25	1,040,901
845,000	5.00%, 10/01/25 (c)	1,030,984
105,000	State of Mississippi, Series E (RB) 5.00%, 10/15/25	127,305
		8,367,694
Missouri: 0.6%
	City of Kansas City, Downtown Arena Project, Series E (RB)
450,000	3.00%, 04/01/25 (c)	470,646
290,000	5.00%, 04/01/25 (c)	343,331
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	678,083
100,000	City of Springfield, Missouri Public Utility (RB) 4.00%, 08/01/25 (c)	113,451
	County of Jackson, Harry S. Truman Sports Complex Project (RB)
10,000	5.00%, 12/01/24 (c)	11,748
195,000	5.00%, 12/01/24 (c)	230,492
110,000	Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series A (RB) 5.00%, 02/01/24 (c)	121,832
180,000	Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/26	221,890
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
490,000	5.00%, 05/01/25 (c)	588,132
1,165,000	5.00%, 05/01/25 (c)	1,398,757
	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB)
310,000	5.00%, 01/01/24 (c)	353,062
290,000	5.00%, 01/01/24 (c)	331,348
215,000	5.00%, 01/01/24 (c)	246,115
100,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25 (c)	117,893
395,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	468,506
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	17,016
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	236,945
105,000	3.00%, 03/01/26 (c)	111,073
	Springfield School District No. R-12 (GO) (SAW)
1,035,000	4.00%, 03/01/28 (c)	1,239,568
1,415,000	4.00%, 03/01/29 (c)	1,684,274
500,000	4.00%, 03/01/29 (c)	597,125
450,000	5.00%, 03/01/29 (c)	581,229
400,000	St. Louis Land Clearance for Redevelopment Authority, Series A (RB) 4.25%, 06/01/26	437,608
		10,600,124
Montana: 0.0%
150,000	Montana Facility Finance Authority, SCL Health System, Series A (RB) 5.00%, 01/01/29	196,760
Nebraska: 0.5%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
220,000	5.00%, 09/01/26	264,629
1,000,000	5.00%, 09/01/27	1,224,100
300,000	5.00%, 09/01/32	392,004
100,000	City of Lincoln, Electric System, Series A (RB) 5.00%, 09/01/25 (c)	119,782
	Douglas County Hospital Authority No. 2 (RB)
500,000	3.00%, 05/15/26 (c)	524,130
115,000	4.00%, 05/15/26 (c)	129,208
245,000	Douglas County School District No. 0001 (GO) 3.00%, 12/15/24 (c)	258,071
260,000	Metropolitan Utilities District of Omaha, Water System (RB) 3.25%, 12/01/25 (c)	282,165
210,000	Nebraska Investment Finance Authority, Series C (RB) 3.45%, 09/01/27 (c)	228,545
	Omaha Public Power District, Electric System, Series A (RB)
100,000	5.00%, 12/01/27 (c)	125,897
1,125,000	5.00%, 02/01/29 (c)	1,468,699
1,315,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	1,555,632
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,295,000	3.00%, 07/01/26 (c)	1,359,789
560,000	3.13%, 07/01/26 (c)	588,756
315,000	5.00%, 01/01/25 (c)	369,911
		8,891,318
Nevada: 1.3%
	City of Las Vegas, Series C (GO)
125,000	5.00%, 03/01/26 (c)	152,286
500,000	5.00%, 03/01/26 (c)	614,380
	Clark County Limited Tax Bond Bank, Series A (GO)
120,000	5.00%, 11/01/25	147,101
525,000	5.00%, 05/01/26 (c)	651,126
300,000	Clark County Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	373,857
	Clark County Limited Tax Flood Control (GO)
890,000	4.00%, 05/01/25 (c)	995,857
420,000	5.00%, 05/01/25 (c)	504,004
980,000	5.00%, 05/01/25 (c)	1,167,396
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	288,323
155,000	4.00%, 11/01/26 (c)	179,194
985,000	5.00%, 11/01/26	1,239,957
	Clark County School District, Series C (GO)
1,025,000	5.00%, 12/15/25 (c)	1,238,712
200,000	5.00%, 12/15/25 (c)	243,268
610,000	5.00%, 12/15/27 (c)	756,223
	Clark County School District, Series D (GO)
200,000	4.00%, 12/15/25 (c)	225,100
25,000	5.00%, 06/15/25	30,264
760,000	5.00%, 12/15/25 (c)	913,087
	Clark County Water Reclamation District (GO)
630,000	3.00%, 07/01/26 (c)	695,722
220,000	5.00%, 07/01/26	274,820
1,000,000	Clark County, Limited Tax, Detention Center (GO) 4.00%, 06/01/29 (c)	1,181,000
	Clark County, Limited Tax, Series A (GO)
110,000	5.00%, 05/01/26 (c)	135,453
150,000	5.00%, 06/01/28 (c)	190,392
1,110,000	5.00%, 06/01/28 (c)	1,430,024
	Clark County, Limited Tax, Series C (GO)
500,000	3.00%, 07/01/27 (c)	529,185
305,000	3.00%, 07/01/27 (c)	324,508
200,000	County of Clark, Las Vegas McCarran International Airport Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	260,216
	Las Vegas Valley Water District, Series A (GO)
500,000	4.00%, 02/01/27 (c)	571,850
190,000	5.00%, 06/01/26 (c)	235,969
	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
325,000	3.38%, 06/01/28 (c)	356,314
1,000,000	4.00%, 06/01/27 (c)	1,152,130
760,000	4.00%, 06/01/28 (c)	890,279
760,000	4.00%, 06/01/28 (c)	895,394
20,000	5.00%, 12/01/25	24,604
255,000	5.00%, 06/01/26 (c)	317,105
1,030,000	5.00%, 06/01/26 (c)	1,274,697
270,000	5.00%, 06/01/26 (c)	333,037
795,000	5.00%, 06/01/27 (c)	998,949
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	433,934
30,000	5.00%, 07/01/26 (c)	36,885
		22,262,602
New Jersey: 3.5%
500,000	Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	524,230
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	906,840
600,000	County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	650,094
335,000	New Brunswick Parking Authority, Series A (RB) 3.00%, 09/01/26 (c)	353,867
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
755,000	3.13%, 07/01/27 (c)	800,866
335,000	3.38%, 07/01/27 (c)	350,336
440,000	4.00%, 07/01/27 (c)	485,830
450,000	4.00%, 07/01/27 (c)	498,964
365,000	5.00%, 07/01/27 (c)	433,288
480,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	546,538
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
130,000	4.00%, 11/01/25	146,297
680,000	5.00%, 11/01/25	808,432
380,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	458,580
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
420,000	4.75%, 12/15/26 (c)	485,873
275,000	5.50%, 12/15/26 (c)	334,414
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
1,175,000	5.00%, 06/15/27 (c)	1,393,714
615,000	5.00%, 06/15/27 (c)	728,148
340,000	5.00%, 06/15/27 (c)	404,212
245,000	5.00%, 06/15/27	297,871
250,000	5.00%, 06/15/27 (c)	298,980
1,250,000	New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 12/15/29 (c)	1,539,562
1,080,000	New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	1,217,365
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
240,000	5.00%, 06/15/24 (c)	271,198
640,000	5.00%, 06/15/24 (c)	727,130
555,000	5.00%, 06/15/24 (c)	632,428
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
285,000	5.00%, 06/15/25 (c)	323,974
180,000	5.00%, 06/15/25 (c)	204,952
440,000	5.25%, 06/15/25 (c)	514,923
100,000	5.25%, 06/15/25 (c)	115,551
250,000	5.25%, 06/15/25 (c)	289,378
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
475,000	4.25%, 06/15/25 (c)	532,043
565,000	4.38%, 06/15/25 (c)	631,348
	New Jersey Economic Development Authority, State House Project, Series B (RB)
1,290,000	4.00%, 12/15/28 (c)	1,472,845
315,000	5.00%, 06/15/26	378,173
1,000,000	New Jersey Economic Development Authority, Transit Transportation, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	1,239,000
235,000	New Jersey Educational Facilities Authority, College of New Jersey, Series G (RB) 5.00%, 07/01/25 (c)	280,080
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	261,312
400,000	New Jersey Educational Facilities Authority, Montclair State University Issue, Series B (RB) 5.00%, 07/01/26 (c)	492,788
200,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/25 (c)	242,910
1,000,000	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB) 5.00%, 07/01/26 (c)	1,197,410
1,000,000	New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/27 (c)	1,266,310
20,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp. (RB) 5.00%, 07/01/25	24,174
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	232,774
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
1,475,000	3.00%, 07/01/26 (c)	1,548,897
360,000	3.38%, 07/01/27 (c)	387,655
1,590,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,823,762
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
115,000	3.00%, 07/01/26 (c)	117,571
150,000	3.13%, 07/01/26 (c)	153,866
1,055,000	New Jersey Housing and Mortgage Finance Agency, Series A (RB) 3.75%, 10/01/27 (c)	1,154,233
	New Jersey State Turnpike Authority, Series B (RB)
2,900,000	5.00%, 01/01/28 (c)	3,654,725
1,080,000	5.00%, 01/01/28 (c)	1,363,673
115,000	5.00%, 01/01/28 (c)	145,614
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,330,000	4.00%, 12/15/28 (c)	1,501,636
1,575,000	5.00%, 12/15/28 (c)	1,920,303
435,000	5.00%, 06/15/26 (c)	514,240
500,000	5.00%, 12/15/27	612,935
1,250,000	5.00%, 12/15/28 (c)	1,520,525
500,000	5.00%, 12/15/28	622,060
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
780,000	4.10%, 06/15/26 (c)	863,187
1,005,000	5.00%, 06/15/26 (c)	1,204,131
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
265,000	4.25%, 06/15/25 (c)	298,409
320,000	4.63%, 06/15/25 (c)	358,832
655,000	4.75%, 06/15/25 (c)	731,786
500,000	5.00%, 06/15/25 (c)	585,490
435,000	5.25%, 06/15/25 (c)	510,285
300,000	5.25%, 06/15/25 (c)	353,169
170,000	New Jersey Transportation Trust Fund Authority, Series C (RB) 5.25%, 12/15/24 (c)	197,392
	New Jersey Turnpike Authority, Series A (RB)
135,000	4.00%, 01/01/27 (c)	155,255
375,000	5.00%, 01/01/26 (c)	452,051
285,000	5.00%, 07/01/24 (c)	333,008
30,000	5.00%, 01/01/26 (c)	36,296
105,000	5.00%, 01/01/26 (c)	127,288
1,625,000	5.00%, 01/01/27 (c)	2,028,276
270,000	5.00%, 01/01/27 (c)	333,831
	New Jersey Turnpike Authority, Series E (RB)
340,000	5.00%, 01/01/25 (c)	401,751
150,000	5.00%, 01/01/27	189,590
200,000	5.00%, 01/01/28 (c)	253,242
115,000	5.00%, 01/01/28 (c)	147,125
	New Jersey Turnpike Authority, Series G (RB) (AGM)
2,130,000	4.00%, 01/01/28 (c)	2,499,725
1,000,000	5.00%, 01/01/28 (c)	1,254,350
	State of New Jersey, Various Purposes (GO)
130,000	5.00%, 06/01/25 (c)	156,287
300,000	5.00%, 06/01/27 (c)	378,663
625,000	5.00%, 06/01/27	792,675
225,000	The State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	271,602
	Tobacco Settlement Financing Corp., Series A (RB)
360,000	5.00%, 06/01/27	442,472
1,250,000	5.00%, 06/01/28 (c)	1,524,087
225,000	5.00%, 06/01/28 (c)	271,955
2,000,000	5.00%, 06/01/28 (c)	2,445,960
195,000	5.00%, 06/01/28 (c)	241,100
500,000	5.00%, 06/01/28 (c)	614,655
		62,490,622
New Mexico: 0.2%
	Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System (RB)
500,000	2.85%, 07/01/25 (c)	541,025
985,000	5.00%, 07/01/25 (c)	1,195,455
285,000	Albuquerque Municipal School District No. 12 (GO) (SAW) 5.00%, 08/01/26	357,173
520,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	551,730
250,000	State of New Mexico, Series A (GO) 5.00%, 03/01/27	317,825
1,245,000	University of New Mexico, Series B (RB) 2.75%, 06/01/26 (c)	1,333,905
		4,297,113
New York: 14.0%
1,555,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 4.00%, 01/15/27 (c)	1,788,965
500,000	City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	528,495
110,000	City of New York, Series 1 (GO) 5.00%, 08/01/26	138,014
	City of New York, Series A (GO)
485,000	4.00%, 08/01/26 (c)	555,980
15,000	5.00%, 08/01/24 (c)	17,711
770,000	5.00%, 08/01/25 (c)	938,976
380,000	5.00%, 08/01/25 (c)	461,202
1,810,000	5.00%, 08/01/26 (c)	2,234,300
540,000	5.00%, 08/01/27 (c)	691,384
225,000	5.00%, 08/01/27	289,015
	City of New York, Series B-1 (GO)
395,000	5.00%, 12/01/26 (c)	491,471
100,000	5.00%, 10/01/27 (c)	124,838
1,000,000	5.00%, 10/01/29 (c)	1,320,000
500,000	5.00%, 10/01/29 (c)	664,765
920,000	5.25%, 10/01/27 (c)	1,187,223
	City of New York, Series C (GO)
735,000	5.00%, 08/01/26	922,182
225,000	5.00%, 02/01/27 (c)	284,024
	City of New York, Series C and D (GO)
100,000	5.00%, 08/01/25	122,010
110,000	5.00%, 02/01/26 (c)	135,584
625,000	5.00%, 02/01/26 (c)	772,256
500,000	5.00%, 02/01/26 (c)	610,880
500,000	5.00%, 08/01/26	627,335
1,250,000	5.00%, 02/01/28 (c)	1,579,775
820,000	5.00%, 02/01/28 (c)	1,062,384
	City of New York, Series E (GO)
185,000	5.00%, 08/01/26	232,114
540,000	5.00%, 08/01/26 (c)	666,209
580,000	5.00%, 08/01/26	727,709
	City of New York, Series E-1 (GO)
1,015,000	5.00%, 03/01/28 (c)	1,291,780
1,000,000	5.25%, 03/01/28 (c)	1,285,680
1,500,000	5.25%, 03/01/28 (c)	1,956,915
250,000	City of New York, Series F-1 (GO) 5.00%, 04/01/28 (c)	316,390
20,000	City of New York, Series J (GO) 5.00%, 08/01/24 (c)	23,435
400,000	City of New York, Series L (GO) 5.00%, 04/01/29 (c)	522,644
175,000	City of New York, Series L-6 (GO) 5.00%, 04/01/28	228,043
280,000	City of New York, Subseries J-9 (GO) 5.00%, 08/01/26	351,308
	County of Nassau, Series B (GO)
135,000	5.00%, 04/01/24 (c)	154,925
300,000	5.00%, 04/01/24 (c)	347,391
500,000	County of Nassau, Series C (GO) 5.00%, 10/01/27 (c)	627,825
105,000	County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	128,321
500,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	577,205
345,000	County of Westchester, Series A (GO) 4.00%, 12/01/26 (c)	417,902
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
325,000	3.00%, 07/01/26 (c)	350,919
100,000	3.00%, 07/01/26 (c)	103,750
300,000	4.00%, 07/01/26 (c)	336,999
500,000	5.00%, 07/01/26 (c)	599,960
1,000,000	5.00%, 07/01/26	1,237,960
275,000	5.00%, 07/01/26 (c)	336,454
300,000	5.00%, 07/01/26 (c)	363,399
100,000	5.00%, 07/01/26 (c)	120,625
	Erie County Industrial Development Agency, City School District of the City of Buffalo Project, Series A (RB) (SAW)
770,000	5.00%, 11/01/25 (c)	944,374
100,000	5.00%, 11/01/25 (c)	123,203
	Hudson Yards Infrastructure Corp., Series A (RB)
460,000	5.00%, 02/15/27 (c)	574,200
280,000	5.00%, 02/15/27 (c)	351,579
	Long Island Power Authority Electric System (RB)
750,000	5.00%, 09/01/27 (c)	933,712
500,000	5.00%, 09/01/27 (c)	624,230
305,000	5.00%, 09/01/27 (c)	382,247
450,000	Long Island Power Authority Electric System, Series A (RB) 3.00%, 09/01/28 (c)	473,242
40,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	49,698
	Metropolitan Transportation Authority, Series A (RB)
340,000	4.00%, 11/15/26 (c)	385,805
160,000	4.00%, 11/15/26	190,800
205,000	5.25%, 11/15/26 (c)	258,517
100,000	5.25%, 11/15/26 (c)	126,412
105,000	5.25%, 11/15/26 (c)	132,654
125,000	5.25%, 11/15/26 (c)	157,929
290,000	5.25%, 11/15/26 (c)	368,625
	Metropolitan Transportation Authority, Series A-1 (RB)
240,000	5.00%, 05/15/25 (c)	288,713
845,000	5.00%, 05/15/26 (c)	1,027,174
	Metropolitan Transportation Authority, Series A-2 (RB)
485,000	5.00%, 11/15/25	592,486
1,020,000	5.00%, 05/15/27 (c)	1,269,176
155,000	5.00%, 05/15/27 (c)	194,621
	Metropolitan Transportation Authority, Series B (RB)
215,000	4.00%, 11/15/26 (c)	243,804
1,445,000	5.00%, 11/15/25	1,765,241
30,000	5.00%, 11/15/25	36,649
310,000	5.00%, 11/15/26 (c)	385,175
250,000	5.00%, 11/15/26	312,218
865,000	5.00%, 11/15/27	1,102,010
380,000	5.00%, 11/15/28	493,438
470,000	Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/26 (c)	581,381
	Metropolitan Transportation Authority, Series B-2 (RB)
1,070,000	4.00%, 11/15/27 (c)	1,249,107
15,000	5.00%, 11/15/26 (c)	18,800
1,050,000	5.00%, 11/15/27 (c)	1,330,854
200,000	5.00%, 11/15/27 (c)	255,204
	Metropolitan Transportation Authority, Series C-1 (RB)
1,000,000	4.00%, 05/15/28 (c)	1,163,980
395,000	4.00%, 05/15/28 (c)	456,450
150,000	4.00%, 05/15/28 (c)	172,629
1,590,000	5.00%, 11/15/25 (c)	1,929,640
90,000	5.00%, 11/15/26 (c)	110,471
155,000	5.00%, 11/15/26 (c)	192,588
900,000	5.00%, 11/15/26 (c)	1,115,541
360,000	5.00%, 11/15/27	458,640
2,000,000	5.00%, 05/15/28 (c)	2,487,540
470,000	5.00%, 05/15/28 (c)	596,768
625,000	5.00%, 05/15/28 (c)	801,544
1,445,000	5.00%, 05/15/28 (c)	1,810,108
2,540,000	5.00%, 05/15/28 (c)	3,166,059
1,035,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	756,823
	Metropolitan Transportation Authority, Series D (RB)
265,000	3.13%, 11/15/26 (c)	278,261
400,000	4.00%, 11/15/26 (c)	457,456
200,000	5.00%, 11/15/26	249,774
735,000	5.00%, 11/15/26 (c)	908,754
1,710,000	5.00%, 11/15/26 (c)	2,106,634
535,000	5.00%, 05/15/28 (c)	666,867
1,085,000	5.00%, 05/15/28 (c)	1,366,004
	Metropolitan Transportation Authority, Series D-1 (RB)
690,000	5.00%, 11/15/24 (c)	803,953
105,000	5.00%, 11/15/24 (c)	122,833
145,000	5.00%, 11/15/25 (c)	173,854
1,000,000	5.00%, 11/15/25 (c)	1,206,580
280,000	5.00%, 11/15/25 (c)	338,923
	Metropolitan Transportation Authority, Series F (RB)
600,000	5.00%, 11/15/25 (c)	715,380
260,000	5.00%, 11/15/25 (c)	313,711
25,000	5.00%, 11/15/25	30,541
20,000	Nassau County Interim Finance Authority, Series A (RB) 5.00%, 11/15/25	24,787
200,000	Nassau County, New York General Improvement, Series A (GO) 5.00%, 04/01/24 (c)	231,578
	Nassau County, New York General Improvement, Series B (GO)
375,000	5.00%, 04/01/24 (c)	434,209
110,000	5.00%, 10/01/26 (c)	135,066
265,000	New York City Housing Development Corp., Multi-Family Housing, Series G-1 (RB) 3.38%, 11/01/23 (c)	282,138
310,000	New York City Housing Development Corp., Multi-Family Housing, Series H (RB) 2.95%, 05/01/25 (c) (p)	332,202
955,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,137,405
355,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	418,215
510,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	620,405
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
500,000	5.00%, 07/15/21 (c)	529,790
415,000	5.00%, 01/15/25 (c)	492,833
100,000	5.00%, 01/15/25 (c)	120,125
690,000	5.00%, 01/15/26 (c)	837,846
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
100,000	3.50%, 07/15/25 (c)	109,370
135,000	5.00%, 07/15/25 (c)	164,823
1,010,000	5.00%, 07/15/28 (c)	1,300,385
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
500,000	5.00%, 07/15/28 (c)	637,650
100,000	5.00%, 07/15/28 (c)	128,751
415,000	5.25%, 07/15/28 (c)	534,997
200,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 08/01/24 (c)	233,172
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
630,000	4.00%, 05/01/26 (c)	725,332
880,000	5.00%, 08/01/25 (c)	1,067,502
135,000	5.00%, 08/01/25 (c)	163,478
435,000	5.00%, 08/01/25 (c)	524,597
225,000	5.00%, 08/01/25 (c)	270,227
380,000	5.00%, 05/01/26 (c)	465,515
160,000	5.00%, 05/01/26 (c)	195,466
1,000,000	5.00%, 05/01/26 (c)	1,223,920
450,000	5.00%, 05/01/26 (c)	551,016
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
260,000	5.00%, 08/01/24 (c)	306,090
300,000	5.00%, 08/01/24 (c)	352,413
10,000	5.00%, 08/01/24 (c)	11,783
30,000	5.00%, 08/01/24 (c)	35,320
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
115,000	4.00%, 08/01/27 (c)	133,518
625,000	5.00%, 08/01/24 (c)	731,775
100,000	5.00%, 08/01/24 (c)	116,586
185,000	5.00%, 11/01/25 (c)	225,524
785,000	5.00%, 11/01/25 (c)	953,799
450,000	5.00%, 11/01/25 (c)	546,471
1,015,000	5.00%, 08/01/26 (c)	1,252,571
530,000	5.00%, 08/01/26 (c)	661,106
540,000	5.00%, 08/01/26 (c)	665,809
300,000	5.00%, 08/01/26 (c)	370,707
1,000,000	5.00%, 08/01/27 (c)	1,261,510
350,000	5.00%, 08/01/27 (c)	439,425
125,000	5.00%, 08/01/27 (c)	159,570
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
100,000	5.00%, 05/01/25 (c)	121,236
20,000	5.00%, 11/01/25 (c)	24,569
2,545,000	5.00%, 05/01/27 (c)	3,205,987
610,000	5.00%, 05/01/27 (c)	761,988
100,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	110,176
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
100,000	3.00%, 02/01/26 (c)	106,534
15,000	4.00%, 02/01/26	17,752
155,000	5.00%, 02/01/25 (c)	183,536
500,000	5.00%, 02/01/26 (c)	607,910
720,000	5.00%, 02/01/26 (c)	877,903
565,000	5.00%, 02/01/26 (c)	695,752
415,000	5.00%, 02/01/26 (c)	508,421
1,155,000	5.00%, 02/01/27 (c)	1,449,675
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
685,000	4.00%, 02/01/26 (c)	781,804
715,000	5.00%, 02/01/26 (c)	875,954
830,000	5.00%, 02/01/26 (c)	1,012,027
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
415,000	4.00%, 04/01/26	495,265
745,000	4.00%, 10/01/26 (c)	876,954
850,000	4.00%, 10/01/26 (c)	1,009,477
1,000,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	1,333,100
	New York City Water and Sewer System, Series BB (RB)
310,000	5.00%, 06/15/27 (c)	390,374
595,000	5.00%, 06/15/27 (c)	763,754
215,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	269,945
	New York City Water and Sewer System, Series FF (RB)
195,000	5.00%, 06/15/25 (c)	236,820
140,000	5.00%, 06/15/25 (c)	169,674
100,000	New York City Water and Sewer System, Series GG (RB) 5.00%, 06/15/25 (c)	121,446
	New York City Water and Sewer System, Series HH (RB)
250,000	3.38%, 06/15/25 (c)	271,073
25,000	5.00%, 06/15/25 (c)	30,494
305,000	New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	370,450
	New York State Dormitory Authority, Columbia University (RB)
10,000	5.00%, 10/01/25	12,364
210,000	5.00%, 04/01/26 (c)	263,231
20,000	5.00%, 04/01/26 (c)	24,981
100,000	5.00%, 10/01/26	127,475
105,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 10/01/25	129,823
25,000	New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	32,705
	New York State Dormitory Authority, Cornell University, Series A (RB)
200,000	4.00%, 07/01/26 (c)	230,922
130,000	5.00%, 07/01/26	164,423
230,000	5.00%, 07/01/26 (c)	285,023
800,000	New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	926,456
770,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 07/01/25 (c)	920,181
105,000	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A (RB) 5.00%, 05/01/25 (c)	125,384
170,000	New York State Dormitory Authority, New York NYU Hospitals Center, Series A (RB) 5.00%, 07/01/26	212,002
	New York State Dormitory Authority, New York State University, Series B (RB)
200,000	5.00%, 07/01/25 (c)	238,080
20,000	5.00%, 07/01/25 (c)	23,904
	New York State Dormitory Authority, New York University, Series A (RB)
1,000,000	2.80%, 07/01/25 (c)	1,093,700
30,000	5.00%, 07/01/25	36,437
20,000	5.00%, 07/01/25 (c)	23,938
15,000	5.00%, 07/01/25 (c)	18,241
160,000	5.00%, 07/01/25 (c)	192,595
260,000	5.00%, 07/01/26	327,363
260,000	5.00%, 07/01/26 (c)	321,656
200,000	5.00%, 07/01/27 (c)	253,322
250,000	5.00%, 07/01/27 (c)	317,175
250,000	5.00%, 07/01/27 (c)	320,782
385,000	5.00%, 07/01/28 (c)	498,871
100,000	5.00%, 07/01/29 (c)	134,072
	New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
1,325,000	5.00%, 10/01/26 (c)	1,641,185
200,000	5.00%, 10/01/26 (c)	246,202
635,000	5.00%, 10/01/27 (c)	813,632
100,000	5.00%, 10/01/27 (c)	126,777
55,000	New York State Dormitory Authority, School Districts Bond Financing Program, Series D (RB) (SAW) 5.00%, 10/01/25 (c)	66,494
1,170,000	New York State Dormitory Authority, School Districts Bond Financing Program, Series G (RB) (SAW) 5.00%, 10/01/25	1,435,672
	New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) (AGM)
500,000	2.00%, 07/01/29 (c)	493,350
525,000	4.00%, 07/01/27 (c)	620,996
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
475,000	4.00%, 02/15/27 (c)	544,934
160,000	5.00%, 02/15/25 (c)	189,131
15,000	5.00%, 02/15/25 (c)	17,967
1,040,000	5.00%, 03/15/25 (c)	1,234,522
195,000	5.00%, 03/15/25 (c)	231,176
430,000	5.00%, 03/15/25 (c)	511,270
150,000	5.00%, 03/15/25 (c)	180,090
520,000	5.00%, 03/15/25 (c)	621,738
1,040,000	5.00%, 08/15/26 (c)	1,297,306
300,000	5.00%, 02/15/27 (c)	372,690
1,375,000	5.00%, 02/15/27 (c)	1,732,266
715,000	5.00%, 02/15/27 (c)	891,777
3,700,000	5.00%, 03/15/29 (c)	4,753,723
1,500,000	5.00%, 03/15/29 (c)	1,945,020
100,000	5.00%, 03/15/29	133,259
1,645,000	5.00%, 03/15/29 (c)	2,122,856
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
545,000	5.00%, 02/15/25 (c)	648,452
2,000,000	5.00%, 08/15/27 (c)	2,527,960
640,000	5.00%, 08/15/27 (c)	821,094
385,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	447,501
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
940,000	5.00%, 08/15/26 (c)	1,162,197
315,000	5.00%, 08/15/26 (c)	392,137
540,000	5.00%, 08/15/26 (c)	673,601
2,000,000	5.00%, 02/15/30 (c)	2,659,620
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
510,000	5.00%, 02/15/25 (c)	608,093
320,000	5.00%, 02/15/25 (c)	383,293
350,000	5.00%, 09/15/25 (c)	422,404
955,000	5.00%, 09/15/25 (c)	1,150,508
100,000	5.00%, 09/15/25 (c)	122,373
215,000	5.00%, 09/15/25 (c)	261,057
175,000	5.25%, 09/15/25 (c)	214,041
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
115,000	5.00%, 03/15/24 (c)	133,440
570,000	5.00%, 03/15/24 (c)	660,259
340,000	5.00%, 03/15/24 (c)	394,873
775,000	5.00%, 03/15/24 (c)	904,518
100,000	5.00%, 03/15/24 (c)	116,535
20,000	5.00%, 03/15/25 (c)	24,112
140,000	5.00%, 09/15/26 (c)	174,024
25,000	5.00%, 09/15/26 (c)	30,993
2,380,000	5.00%, 09/15/26 (c)	2,980,974
1,010,000	5.00%, 09/15/26 (c)	1,269,418
2,350,000	5.00%, 09/15/26 (c)	2,954,890
1,000,000	5.00%, 03/15/27 (c)	1,247,040
1,405,000	5.00%, 03/15/27 (c)	1,746,963
305,000	5.00%, 03/15/27 (c)	384,858
515,000	5.00%, 03/15/27 (c)	646,438
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
340,000	5.00%, 09/15/25 (c)	411,247
680,000	5.00%, 09/15/25 (c)	820,835
500,000	5.00%, 09/15/25 (c)	602,420
120,000	5.00%, 09/15/25 (c)	147,143
285,000	5.00%, 09/15/25 (c)	347,614
170,000	5.00%, 09/15/25 (c)	206,769
750,000	New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/28 (c)	951,982
2,500,000	New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	3,120,175
	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB)
950,000	5.00%, 08/01/26	1,166,419
315,000	5.00%, 08/01/27	394,314
1,000,000	5.00%, 08/01/28 (c)	1,234,430
10,000	New York State Environmental Facilities Corp., Master Finance Program, Series B (RB) 5.00%, 05/15/24 (c)	11,678
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
690,000	5.00%, 03/15/25 (c)	834,665
110,000	5.00%, 03/15/25 (c)	133,327
100,000	5.00%, 03/15/25 (c)	121,300
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
335,000	5.00%, 06/15/25 (c)	402,050
15,000	5.00%, 06/15/25 (c)	18,132
1,415,000	5.00%, 06/15/26 (c)	1,747,695
765,000	5.00%, 06/15/26 (c)	948,791
500,000	5.00%, 06/15/26 (c)	623,405
150,000	5.00%, 06/15/27 (c)	188,412
1,250,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/29 (c)	1,631,575
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
495,000	3.00%, 06/15/27 (c)	534,130
500,000	5.00%, 06/15/27 (c)	630,620
1,000,000	5.00%, 06/15/27 (c)	1,265,970
500,000	5.00%, 06/15/27	644,455
	New York State Thruway Authority, Series A (RB)
600,000	5.00%, 01/01/26 (c)	723,216
650,000	5.00%, 01/01/26 (c)	784,680
	New York State Thruway Authority, Series L (RB)
1,500,000	5.00%, 01/01/28 (c)	1,908,315
1,300,000	5.00%, 01/01/28 (c)	1,648,114
1,000,000	New York State Urban Development Corp., Series A (RB) (FHA) 5.00%, 09/15/29 (c)	1,300,270
	New York State Urban Development Corp., State Personal Income, Series A (RB)
780,000	5.00%, 03/15/24 (c)	904,394
115,000	5.00%, 03/15/24 (c)	132,403
125,000	5.00%, 03/15/24 (c)	144,685
1,010,000	5.00%, 09/15/25 (c)	1,215,525
170,000	5.00%, 09/15/25 (c)	205,006
140,000	5.00%, 09/15/25 (c)	169,599
670,000	5.00%, 03/15/26 (c)	825,453
1,230,000	5.00%, 03/15/26 (c)	1,521,928
990,000	5.00%, 03/15/26	1,232,243
750,000	5.00%, 03/15/27 (c)	945,787
645,000	5.00%, 03/15/27	822,433
	New York State Urban Development Corp., State Personal Income, Series B (RB)
740,000	5.00%, 03/15/24 (c)	859,480
380,000	5.00%, 09/15/25 (c)	462,262
	New York State Urban Development Corp., State Personal Income, Series C (RB)
2,500,000	5.00%, 03/15/27	3,187,725
2,000,000	5.00%, 09/15/27 (c)	2,533,740
350,000	5.00%, 09/15/27 (c)	445,315
	Port Authority of New York and New Jersey, Series 184 (RB)
205,000	5.00%, 09/01/24 (c)	239,188
230,000	5.00%, 09/01/24 (c)	268,583
190,000	5.00%, 09/01/24 (c)	222,357
20,000	Port Authority of New York and New Jersey, Series 189 (RB) 5.00%, 05/01/25	24,337
	Port Authority of New York and New Jersey, Series 190 (RB)
300,000	5.00%, 05/01/20 (c)	303,024
100,000	5.00%, 05/01/20 (c)	101,008
	Port Authority of New York and New Jersey, Series 194 (RB)
130,000	5.00%, 10/15/25 (c)	156,783
100,000	5.00%, 10/15/25 (c)	120,789
	Port Authority of New York and New Jersey, Series 205 (RB)
2,500,000	5.00%, 11/15/27 (c)	3,170,800
1,000,000	5.00%, 11/15/27 (c)	1,276,880
840,000	5.00%, 11/15/27 (c)	1,083,583
500,000	Port Authority of New York and New Jersey, Series 209 (RB) 5.00%, 07/15/28 (c)	636,205
500,000	Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	643,615
500,000	Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/29 (c)	653,940
	Sales Tax Asset Receivable Corp., Series A (RB)
335,000	3.00%, 10/15/24 (c)	362,869
360,000	5.00%, 10/15/24 (c)	427,237
305,000	5.00%, 10/15/24 (c)	364,292
130,000	5.00%, 10/15/24 (c)	154,610
775,000	State of New York Mortgage Agency, Series 197 (RB) 2.60%, 04/01/25 (c)	797,700
790,000	State of New York Mortgage Agency, Series 191 (RB) 3.45%, 04/01/24 (c)	839,604
470,000	State of New York Mortgage Agency, Series 192 (RB) 3.80%, 10/01/24 (c)	505,288
615,000	State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	644,089
830,000	State of New York Mortgage Agency, Series 208 (RB) 3.60%, 04/01/27 (c)	914,560
250,000	Suffolk County Series B (GO) (AGM) 5.00%, 10/15/26	310,705
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	11,425
20,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	24,706
	Triborough Bridge and Tunnel Authority, Series B (RB)
115,000	5.00%, 11/15/25	142,160
1,070,000	5.00%, 05/15/27 (c)	1,336,195
1,255,000	5.00%, 05/15/27 (c)	1,562,287
1,550,000	5.00%, 05/15/27 (c)	1,943,002
1,000,000	5.00%, 05/15/27 (c)	1,282,820
1,035,000	5.00%, 05/15/27 (c)	1,314,947
1,350,000	5.00%, 05/15/27 (c)	1,706,413
1,000,000	5.00%, 11/15/31	1,402,430
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,165,000	5.00%, 11/15/27	1,517,284
500,000	5.00%, 11/15/28	667,795
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
500,000	5.00%, 06/01/27 (c)	597,220
845,000	5.00%, 06/01/27 (c)	1,003,691
1,650,000	5.00%, 06/01/27 (c)	1,977,310
130,000	5.00%, 06/01/27 (c)	158,725
185,000	5.00%, 06/01/27 (c)	224,675
	Utility Debt Securitization Authority (RB)
1,210,000	3.00%, 12/15/25 (c)	1,298,269
200,000	5.00%, 12/15/25 (c)	247,448
1,685,000	5.00%, 12/15/25 (c)	2,060,620
	Utility Debt Securitization Authority, Series A (RB)
140,000	5.00%, 06/15/23 (c)	159,403
465,000	5.00%, 06/15/24 (c)	548,435
360,000	5.00%, 06/15/25 (c)	438,775
185,000	5.00%, 12/15/25 (c)	228,889
425,000	5.00%, 06/15/26 (c)	531,556
610,000	5.00%, 06/15/26 (c)	752,960
500,000	5.00%, 06/15/26 (c)	614,490
1,135,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,403,382
		248,967,331
North Carolina: 1.6%
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	523,228
100,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	112,817
590,000	County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	646,510
	County of Guilford (GO)
135,000	4.00%, 03/01/26	159,773
1,000,000	5.00%, 03/01/27	1,276,780
	County of Mecklenburg, Series A (GO)
900,000	4.00%, 04/01/27 (c)	1,062,315
1,000,000	4.00%, 04/01/27 (c)	1,188,290
	County of Mecklenburg, Series B (GO)
250,000	2.00%, 12/01/26 (c)	251,838
500,000	5.00%, 12/01/25	617,990
1,300,000	County of New Hanover, New Hanover Regional Medical Center (RB) 5.00%, 10/01/27 (c)	1,556,932
1,000,000	County of Wake (RB) 5.00%, 09/01/29 (c)	1,322,960
	County of Wake, Series A (RB)
150,000	3.13%, 08/01/28 (c)	165,633
500,000	5.00%, 12/01/26 (c)	624,370
130,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 07/01/26 (c)	162,032
25,000	North Carolina Medical Care Commission, Duke University Health System, Series A (RB) 5.00%, 06/01/26	31,181
10,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	11,518
365,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	464,977
135,000	North Carolina Medical Care Commission, Vidant Health (RB) 5.00%, 06/01/25 (c)	158,958
1,000,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,312,730
	North Carolina Turnpike Authority, Triangle Expressway System (RB)
500,000	5.00%, 01/01/27 (c)	605,370
945,000	5.00%, 01/01/27 (c)	1,165,582
	North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
1,000,000	4.00%, 01/01/28 (c)	1,165,520
360,000	4.00%, 01/01/28 (c)	421,664
1,010,000	4.00%, 01/01/28 (c)	1,189,406
400,000	State of North Carolina, Department of State Treasurer, Series B (GO) 2.13%, 06/01/29 (c)	403,116
	State of North Carolina, Grant Anticipation Revenue Vehicle (RB)
75,000	5.00%, 03/01/25 (c)	89,767
415,000	5.00%, 03/01/26	513,704
2,500,000	5.00%, 03/01/29 (c)	3,261,375
	State of North Carolina, Series A (GO)
380,000	3.00%, 06/01/28 (c)	415,386
1,000,000	3.00%, 06/01/28 (c)	1,106,640
500,000	5.00%, 06/01/26	627,100
1,140,000	5.00%, 06/01/28 (c)	1,484,326
	State of North Carolina, Series B (RB)
1,000,000	3.00%, 05/01/27 (c)	1,100,040
420,000	5.00%, 06/01/26 (c)	524,240
215,000	5.00%, 05/01/27	274,230
1,000,000	5.00%, 05/01/27 (c)	1,266,840
500,000	State of North Carolina, Series C (RB) 5.00%, 05/01/24 (c)	583,745
		27,848,883
North Dakota: 0.2%
410,000	County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	486,904
400,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 3.55%, 07/01/27 (c)	435,456
450,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D (RB) (SAW) 3.55%, 01/01/28 (c)	493,717
460,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F (RB) 3.35%, 01/01/27 (c)	493,401
	North Dakota Public Finance Authority, Series A (RB)
365,000	5.00%, 10/01/24 (c)	428,755
300,000	5.00%, 10/01/24 (c)	353,685
		2,691,918
Ohio: 2.5%
500,000	City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB) 5.00%, 04/01/28 (c)	631,740
	City of Columbus, Series 1 (GO)
250,000	4.00%, 04/01/27	300,663
200,000	4.00%, 10/01/27 (c)	237,344
250,000	5.00%, 10/01/27 (c)	321,747
750,000	5.00%, 10/01/27 (c)	962,182
	City of Columbus, Sewerage Revenue (RB)
1,520,000	5.00%, 12/01/24 (c)	1,814,394
25,000	5.00%, 12/01/24 (c)	29,813
	City of Columbus, Various Purpose, Series A (GO)
300,000	3.00%, 07/01/25 (c)	325,539
500,000	3.00%, 07/01/25 (c)	545,670
750,000	3.00%, 07/01/25 (c)	829,245
960,000	3.00%, 08/15/25 (c)	1,028,496
750,000	3.10%, 07/01/25 (c)	810,660
1,120,000	3.20%, 07/01/25 (c)	1,213,050
380,000	4.00%, 08/15/25 (c)	439,732
1,245,000	City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/29 (c)	1,637,486
10,000	Cleveland Municipal School District, Series A (GO) (SD CRED PROG) 5.00%, 06/01/23 (c)	11,192
	County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
1,030,000	5.00%, 02/01/28 (c)	1,295,122
180,000	5.00%, 02/01/28 (c)	227,772
115,000	5.00%, 02/01/28 (c)	146,273
	County of Butler (RB)
400,000	4.00%, 11/15/27 (c)	451,136
1,805,000	5.00%, 11/15/27 (c)	2,230,763
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
100,000	5.00%, 02/15/27 (c)	119,224
250,000	5.00%, 02/15/27 (c)	300,455
350,000	County of Cuyahoga, Various Purpose Sales Tax (RB) 3.13%, 12/01/24 (c)	371,248
	County of Franklin, Nationwide Children’s Hospital Project, Series A (RB)
125,000	5.00%, 11/01/27 (c)	156,943
120,000	5.00%, 11/01/27 (c)	151,199
145,000	County of Franklin, Series A (RB) 5.00%, 11/01/27 (c)	181,568
340,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/26 (c)	422,807
	County of Hamilton, Sewer System Revenue, Series A (RB)
100,000	5.00%, 12/01/24 (c)	117,889
375,000	5.00%, 12/01/24 (c)	443,445
1,350,000	5.00%, 12/01/24 (c)	1,599,250
165,000	County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	174,324
	Cuyahoga Community College District (GO)
500,000	4.00%, 06/01/26 (c)	570,415
350,000	4.00%, 06/01/26 (c)	400,218
	Dayton City School District (GO) (SD CRED PROG)
35,000	5.00%, 11/01/28	45,279
95,000	5.00%, 11/01/29	124,652
50,000	Franklin County Convention Facilities Authority, City of Columbus and County of Franklin Lessees (RB) 5.00%, 12/01/24 (c)	58,766
20,000	Kent State University (RB) 5.00%, 05/01/26 (c)	24,597
1,000,000	Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	1,084,460
	Ohio Turnpike and Infrastructure Commission, Series A (RB)
500,000	5.00%, 02/15/28 (c)	629,230
500,000	5.00%, 02/15/28 (c)	633,330
500,000	5.00%, 02/15/28 (c)	638,020
1,020,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,325,317
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	155,193
	Ohio Water Development Authority, Fresh Water, Series B (RB)
140,000	5.00%, 06/01/26 (c)	171,780
1,000,000	5.00%, 12/01/26 (c)	1,244,200
200,000	5.00%, 12/01/26 (c)	249,440
	Ohio Water Development Authority, Water Pollution Control, Series A (RB)
10,000	5.00%, 06/01/25	12,137
960,000	5.00%, 06/01/27 (c)	1,209,302
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
20,000	5.00%, 12/01/25 (c)	24,565
40,000	5.00%, 12/01/25 (c)	49,428
	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
760,000	4.00%, 01/01/28 (c)	886,510
480,000	5.00%, 03/15/24 (c)	555,168
165,000	5.00%, 01/01/27	208,298
130,000	5.00%, 01/01/28 (c)	163,153
135,000	5.00%, 01/01/28 (c)	171,837
425,000	5.00%, 01/01/28 (c)	544,459
140,000	5.00%, 01/01/28 (c)	177,240
	State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
700,000	5.00%, 04/01/25 (c)	835,191
615,000	5.00%, 04/01/28 (c)	784,469
1,005,000	5.00%, 04/01/28 (c)	1,272,581
640,000	5.00%, 04/01/28 (c)	813,760
	State of Ohio, Common Schools, Series A (GO)
660,000	5.00%, 03/15/23 (c)	743,252
25,000	5.00%, 03/15/24 (c)	28,849
500,000	5.00%, 03/15/24 (c)	581,295
960,000	5.00%, 09/15/26	1,209,590
25,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 08/01/25	30,473
395,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/27	507,054
165,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	175,217
550,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	676,274
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,250,210
1,000,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/28	1,307,480
	State of Ohio, Infrastructure Project, Series 1 (RB)
350,000	5.00%, 06/15/26 (c)	435,421
200,000	5.00%, 12/15/30	272,146
750,000	5.00%, 12/15/31	1,036,612
225,000	State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	279,342
100,000	State of Ohio, Major New State Infrastructure Improvement Bonds, Series B (GO) 4.00%, 03/01/24 (c)	112,149
30,000	State of Ohio, Miami University (RB) 5.00%, 09/01/25	36,498
100,000	State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	127,068
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	622,515
100,000	Village of Bluffton, Blanchard Valley Health System (RB) 4.00%, 12/01/27 (c)	111,837
		44,134,648
Oklahoma: 0.2%
	Canadian County Educational Facilities Authority, Mustang Public Schools (RB)
330,000	3.00%, 09/01/26 (c)	355,839
1,000,000	5.00%, 09/01/26 (c)	1,231,060
	Grand River Dam Authority, Series A (RB)
320,000	5.00%, 06/01/26	397,558
130,000	5.00%, 12/01/26 (c)	160,953
100,000	5.00%, 12/01/26 (c)	124,089
155,000	Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	175,817
15,000	Oklahoma Development Finance Authority, Integris Obligated Group, Series A (RB) 5.00%, 08/15/25 (c)	17,898
565,000	Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	696,408
100,000	Oklahoma Turnpike Authority, Series D (RB) 5.00%, 01/01/27	126,470
	Oklahoma Turnpike Authority, Series E (RB)
100,000	5.00%, 01/01/27 (c)	125,193
155,000	5.00%, 01/01/27 (c)	195,126
530,000	Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	640,097
30,000	University of Oklahoma, Series C (RB) 5.00%, 07/01/25 (c)	35,626
		4,282,134
Oregon: 1.2%
410,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	470,618
1,285,000	Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,636,486
	Hillsboro School District No. 1J (GO) (SBG)
590,000	5.00%, 06/15/27 (c)	734,532
1,000,000	5.00%, 06/15/27 (c)	1,255,880
375,000	Medford School District No. 549C (GO) (SBG) 5.00%, 06/15/25 (c)	451,676
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
930,000	0.00%, 06/15/27 (c) ^	636,566
1,030,000	0.00%, 06/15/27 (c) ^	740,240
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	578,430
130,000	Multnomah County School District No. 7, Series B (GO) (SBG) 0.00%, 06/15/25 (c) ^	91,269
1,385,000	North Clackamas School District No. 12 (GO) (SBG) 5.00%, 06/15/24 (c)	1,624,771
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	243,784
	Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
195,000	5.00%, 10/01/26 (c)	231,040
430,000	5.00%, 10/01/26 (c)	510,939
25,000	Oregon State Lottery, Department of Administrative Services, Series B (RB) 5.00%, 04/01/24 (c)	29,188
120,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	152,276
115,000	Portland Community College District (GO) 5.00%, 06/15/26 (c)	142,446
	Salem-Keizer School District No. 24J (GO) (SBG)
475,000	4.00%, 06/15/28 (c)	560,780
545,000	5.00%, 06/15/28 (c)	701,486
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	156,546
690,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	872,429
	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB)
690,000	5.00%, 04/01/25 (c)	827,089
1,440,000	5.00%, 04/01/25 (c)	1,730,203
	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
250,000	4.00%, 11/15/24 (c)	279,035
160,000	5.00%, 11/15/24 (c)	189,360
745,000	5.00%, 11/15/24 (c)	886,505
2,100,000	5.00%, 11/15/24 (c)	2,495,388
1,520,000	5.00%, 11/15/24 (c)	1,802,188
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	523,678
145,000	State of Oregon, Seismic Project and Article XI-Q, Series A (GO) 5.00%, 05/01/27 (c)	181,717
10,000	State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	12,333
	Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
320,000	3.25%, 04/01/28 (c)	346,166
235,000	5.00%, 10/01/26	292,655
350,000	Washington and Clackamas Counties, Tigard-Tualatin School District No. 23 (GO) (SBG) 5.00%, 06/15/26	437,692
		21,825,391
Pennsylvania: 4.6%
	Allegheny County Hospital Development Authority, Series A (RB)
100,000	5.00%, 04/01/27	125,730
120,000	5.00%, 04/01/28 (c)	149,140
2,070,000	5.00%, 07/15/29 (c)	2,668,954
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
100,000	4.00%, 12/01/26 (c)	114,374
290,000	5.00%, 12/01/25 (c)	348,655
10,000	5.00%, 12/01/25	12,334
250,000	Berk County Industrial Development Authority Health System (RB) 5.00%, 11/01/27 (c)	305,995
	City of Philadelphia (GO) (AGM)
380,000	5.00%, 08/01/27 (c)	474,172
320,000	5.00%, 08/01/27	408,397
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,221,470
	City of Philadelphia, Series A (GO)
745,000	5.00%, 08/01/25 (c)	893,613
505,000	5.00%, 08/01/25 (c)	610,696
100,000	5.00%, 08/01/27 (c)	123,263
750,000	5.00%, 08/01/27 (c)	930,465
750,000	5.00%, 08/01/27 (c)	934,852
	City of Philadelphia, Series B (GO)
415,000	5.00%, 02/01/28	529,191
100,000	5.00%, 08/01/29 (c)	127,704
110,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/25	134,433
10,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/25 (c)	11,966
	Commonwealth Financing Authority, Series A (RB)
200,000	5.00%, 06/01/25 (c)	234,118
500,000	5.00%, 06/01/25 (c)	586,095
1,000,000	5.00%, 06/01/28 (a)	1,262,180
1,000,000	5.00%, 06/01/29 (a)	1,285,570
1,000,000	5.00%, 06/01/30 (a) (c)	1,287,850
250,000	5.00%, 06/01/30 (a) (c)	322,967
	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
415,000	5.00%, 06/01/28 (c)	516,430
265,000	5.00%, 06/01/28 (c)	331,499
775,000	5.00%, 06/01/28 (c)	973,423
	Commonwealth of Pennsylvania, First Series (GO)
510,000	3.00%, 01/01/27 (c)	546,822
600,000	4.00%, 01/01/27 (c)	689,994
1,045,000	5.00%, 03/15/25 (c)	1,230,561
650,000	5.00%, 03/15/25 (c)	770,399
200,000	5.00%, 03/15/25 (c)	239,352
230,000	5.00%, 03/15/25 (c)	269,650
500,000	5.00%, 02/01/26 (c)	606,775
1,605,000	5.00%, 09/15/26	2,002,446
2,500,000	5.00%, 07/15/28	3,242,300
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
395,000	3.00%, 09/15/26 (c)	418,846
1,160,000	3.00%, 09/15/26 (c)	1,221,480
350,000	4.00%, 08/15/25 (c)	390,019
170,000	4.00%, 09/15/26 (c)	192,085
610,000	4.00%, 09/15/26 (c)	699,871
345,000	5.00%, 08/15/25 (c)	409,788
1,775,000	5.00%, 09/15/26	2,214,543
430,000	5.00%, 01/15/27 (c)	535,948
695,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	865,727
750,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	881,692
	Dauphin County General Authority, Pinnacle Health System Project, Series A (RB)
1,090,000	3.00%, 06/01/26 (c)	1,133,208
450,000	4.00%, 06/01/26 (c)	504,490
20,000	4.00%, 06/01/26 (c)	22,469
475,000	5.00%, 06/01/26 (c)	565,939
350,000	Lancaster County Hospital Authority, University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/26	435,550
525,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	661,789
	Pennsylvania Economic Development Financing Authority, UPMC (RB)
100,000	4.00%, 09/15/26 (c)	112,297
215,000	4.00%, 09/15/26 (c)	241,980
385,000	5.00%, 09/15/26 (c)	472,930
	Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
1,000,000	3.38%, 11/15/27 (c)	1,073,610
205,000	4.00%, 11/15/27 (c)	234,791
700,000	5.00%, 08/01/24 (c)	817,131
125,000	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	148,839
	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
775,000	4.00%, 06/15/26 (c)	868,054
985,000	5.00%, 06/15/26 (c)	1,185,585
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
150,000	3.13%, 08/15/27 (c)	160,941
725,000	4.00%, 08/15/26 (c)	841,029
1,000,000	5.00%, 08/15/27 (c)	1,266,670
270,000	5.00%, 08/15/27 (c)	336,234
275,000	5.00%, 08/15/27 (c)	345,205
425,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	448,175
700,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	729,834
590,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	638,687
1,730,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,875,614
300,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	319,650
1,250,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 130-A (RB) 2.50%, 10/01/28 (c)	1,286,225
20,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	24,823
	Pennsylvania Turnpike Commission (RB)
720,000	3.00%, 06/01/26 (c)	757,843
210,000	5.00%, 12/01/25	256,614
175,000	5.00%, 12/01/25 (c)	210,905
550,000	5.00%, 12/01/25 (c)	661,963
110,000	5.00%, 12/01/26 (c)	138,040
250,000	5.00%, 12/01/27 (c)	310,293
1,000,000	5.00%, 12/01/27	1,260,760
300,000	5.00%, 12/01/27 (c)	371,100
450,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate (RB) 5.00%, 12/01/26 (c)	558,040
	Pennsylvania Turnpike Commission, Second Series (RB)
1,085,000	3.00%, 06/01/26 (c)	1,137,612
690,000	4.00%, 06/01/26 (c)	765,003
	Pennsylvania Turnpike Commission, Series A (RB)
15,000	5.00%, 12/01/26 (c)	18,213
750,000	5.00%, 12/01/26 (c)	922,072
310,000	5.00%, 12/01/26 (c)	382,971
500,000	5.00%, 12/01/29 (c)	646,370
300,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 06/01/25 (c)	357,027
	Pennsylvania Turnpike Commission, Series A-2 (RB)
790,000	5.00%, 06/01/26 (c)	953,712
175,000	5.00%, 12/01/27 (c)	220,434
100,000	5.00%, 12/01/27 (c)	127,181
510,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	627,382
760,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	936,153
	Pennsylvania Turnpike Commission, Series B-2 (RB)
205,000	5.00%, 06/01/27 (c)	251,597
910,000	5.00%, 06/01/27 (c)	1,134,897
430,000	Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/24 (c)	505,826
110,000	Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	126,562
330,000	Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/25 (c)	383,206
10,000	Philadelphia Authority for Industrial Development, Temple University, Second Series (RB) 5.00%, 04/01/25 (c)	11,677
	Philadelphia Gas Works Co., Fourteenth Series (RB)
680,000	5.00%, 10/01/25	824,357
680,000	5.00%, 10/01/26 (c)	822,535
1,090,000	5.00%, 10/01/26 (c)	1,320,927
735,000	5.00%, 10/01/26 (c)	895,370
	Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
1,460,000	5.00%, 09/01/31	1,994,345
2,000,000	5.00%, 09/01/32	2,778,500
2,000,000	5.00%, 09/01/33	2,824,100
170,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	204,809
	School District of Philadelphia, Series A (GO) (SAW)
410,000	5.00%, 09/01/28 (c)	510,171
450,000	5.00%, 09/01/28 (c)	562,869
250,000	5.00%, 09/01/28 (c)	313,815
485,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	582,970
220,000	School District of the City of Erie, Series A (GO) (AGM) (SAW) 5.00%, 04/01/29 (c)	277,169
845,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	1,066,432
	State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (AGM) (SAW)
260,000	5.00%, 12/01/26 (c)	314,837
1,000,000	5.00%, 12/01/26 (c)	1,229,310
965,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	1,158,087
		82,819,639
Rhode Island: 0.2%
	Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
380,000	5.00%, 06/15/26 (c)	463,045
230,000	5.00%, 06/15/26 (c)	283,372
125,000	5.00%, 06/15/26	154,924
	Rhode Island Health and Educational Building Corp., Pooled Issue, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,150,510
110,000	5.00%, 05/15/26 (c)	134,364
385,000	Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AGM) 5.00%, 05/15/25 (c)	457,723
345,000	State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	370,909
250,000	State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	316,163
	State of Rhode Island and Providence Plantations, Series D (GO)
180,000	5.00%, 08/01/24 (c)	211,574
250,000	5.00%, 08/01/24 (c)	294,455
		3,837,039
South Carolina: 0.6%
	Aiken County Consolidated School District, Series A (GO)
535,000	4.00%, 04/01/29 (c)	633,622
1,000,000	4.00%, 04/01/29 (c)	1,187,880
	Charleston Educational Excellence Finance Corp. (RB)
150,000	5.00%, 12/01/24 (c)	176,294
25,000	5.00%, 12/01/24 (c)	29,607
185,000	County of York (GO) (SAW) 5.00%, 04/01/24 (c)	215,997
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	106,190
135,000	3.13%, 06/01/26 (c)	143,937
175,000	3.25%, 06/01/26 (c)	187,329
250,000	5.00%, 06/01/26 (c)	307,273
480,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	516,552
	Lancaster County School District (GO)
325,000	3.25%, 03/01/27 (c)	360,402
1,000,000	4.00%, 03/01/27 (c)	1,194,620
100,000	Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	125,096
250,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	265,650
100,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 3.50%, 06/01/25 (c)	108,091
	South Carolina Public Service Authority, Series A (RB)
140,000	3.13%, 06/01/26 (c)	147,892
235,000	5.00%, 06/01/25 (c)	280,064
200,000	5.00%, 06/01/26 (c)	243,288
185,000	5.00%, 06/01/26 (c)	223,251
205,000	5.00%, 06/01/26 (c)	248,360
1,145,000	5.00%, 06/01/26 (c)	1,378,649
	South Carolina Public Service Authority, Series C (RB)
110,000	5.00%, 12/01/24 (c)	128,576
390,000	5.00%, 12/01/24 (c)	459,463
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,189,620
	South Carolina Transportation Infrastructure Bank, Series A (RB)
655,000	2.25%, 10/01/25 (c)	658,498
100,000	5.00%, 10/01/28 (c)	127,487
	York County, South Carolina Fort Mill School District No. 4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	540,280
325,000	3.00%, 03/01/27 (c)	352,927
		11,536,895
South Dakota: 0.1%
	South Dakota Health and Educational Facilities Authority (RB)
1,075,000	4.00%, 09/01/27 (c)	1,194,121
255,000	5.00%, 09/01/27 (c)	317,291
100,000	5.00%, 09/01/27 (c)	123,870
		1,635,282
Tennessee: 1.0%
	Greeneville Health and Educational Facilities Board, Ballad Health, Series A (RB)
810,000	5.00%, 07/01/23 (c)	908,010
815,000	5.00%, 07/01/23 (c)	918,554
550,000	5.00%, 07/01/23 (c)	622,451
	Knox County Health Educational and Housing Facility Board (RB)
700,000	5.00%, 04/01/27 (c)	836,206
490,000	5.00%, 04/01/27 (c)	586,554
150,000	Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	185,613
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	970,403
580,000	4.00%, 07/01/26 (c)	668,351
545,000	4.00%, 07/01/26 (c)	630,816
335,000	4.00%, 07/01/27	404,596
590,000	4.00%, 07/01/27 (c)	708,708
275,000	4.00%, 07/01/27 (c)	320,422
915,000	4.75%, 07/01/26	1,131,388
290,000	5.00%, 01/01/26	358,234
25,000	5.00%, 07/01/26 (c)	30,656
235,000	5.00%, 07/01/26 (c)	288,611
	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Center, Series A (RB)
130,000	5.00%, 07/01/26 (c)	155,695
600,000	5.00%, 07/01/26 (c)	726,390
400,000	Metropolitan Government of Nashville and Davidson County, Series C (GO) 5.00%, 07/01/25 (c)	484,616
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Methodist Le Bonheur Healthcare, Series A (RB)
100,000	5.00%, 05/01/26	123,295
200,000	5.00%, 05/01/27 (c)	249,274
	State of Tennessee, Series A (GO)
435,000	5.00%, 08/01/25 (c)	524,780
500,000	5.00%, 08/01/26 (c)	618,435
1,000,000	5.00%, 08/01/26 (c)	1,251,340
780,000	5.00%, 08/01/26	982,004
15,000	State of Tennessee, Series B (GO) 5.00%, 09/01/24 (c)	17,797
495,000	Tennessee Housing Development Agency, Series 2 (RB) 3.50%, 07/01/27 (c)	540,020
200,000	Tennessee Housing Development Agency, Series 2B (RB) 3.70%, 07/01/26 (c)	220,026
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
100,000	5.00%, 11/01/25	122,710
285,000	5.00%, 11/01/27 (c)	361,634
395,000	5.00%, 11/01/27 (c)	499,169
365,000	5.00%, 11/01/27	470,551
750,000	5.00%, 11/01/27 (c)	960,885
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB)
20,000	5.00%, 11/01/25 (c)	24,529
40,000	5.00%, 11/01/25	49,084
		17,951,807
Texas: 9.5%
250,000	Alamo Community College District (GO) 5.00%, 08/15/26	312,538
	Aldine Independent School District, Series A (GO)
1,030,000	4.00%, 02/15/27 (c)	1,186,035
675,000	4.00%, 02/15/27 (c)	775,939
140,000	5.00%, 02/15/25 (c)	166,855
700,000	5.00%, 02/15/27 (c)	878,115
1,000,000	5.00%, 02/15/27 (b) (c)	1,253,340
	Allen Independent School District (GO)
185,000	4.00%, 02/15/26 (c)	209,498
135,000	5.00%, 02/15/26	166,464
400,000	5.00%, 02/15/26 (c)	486,280
1,000,000	Alvin Independent School District (GO)
	4.00%, 02/15/28 (c)	1,161,860
500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	605,040
	Austin Convention Enterprises, Inc., Series A (RB)
145,000	5.00%, 01/01/27 (c)	172,108
770,000	5.00%, 01/01/27 (c)	916,685
375,000	5.00%, 01/01/27 (c)	450,776
	Austin Convention Enterprises, Inc., Series B (RB)
500,000	5.00%, 01/01/27 (c)	578,575
500,000	5.00%, 01/01/27 (c)	581,670
	Austin Independent School District (GO)
500,000	4.00%, 08/01/26 (c)	573,825
100,000	4.00%, 08/01/26 (c)	114,995
500,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	624,955
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	124,077
315,000	Beaumont Independent School District (GO) 3.00%, 02/15/26 (c)	341,961
	Bexar County Hospital District (GO)
385,000	3.00%, 02/15/26 (c)	411,115
115,000	4.00%, 02/15/26 (c)	131,927
350,000	5.00%, 02/15/26	430,654
1,000,000	5.00%, 02/15/26 (c)	1,224,350
305,000	5.00%, 02/15/28	391,922
250,000	Birdville Independent School District, Series B (GO) 5.00%, 02/15/25 (c)	297,320
545,000	Board of Regents of Texas A&M University System, Series A (RB) 5.50%, 07/01/25 (c)	673,353
250,000	Board of Regents of the University of North Texas System, Series A (RB) 5.00%, 04/15/27	316,753
575,000	Board of Regents of the University of Texas System, Series A (RB) 5.00%, 07/01/25 (c)	690,293
	Board of Regents of the University of Texas System, Series B (RB)
100,000	5.00%, 08/15/24 (c)	116,434
55,000	5.00%, 07/01/25	66,865
125,000	5.00%, 07/01/26 (c)	155,654
200,000	Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	244,438
520,000	Board of Regents of the University of Texas System, Series E (RB) 5.00%, 08/15/27	667,233
	Board of Regents of the University of Texas System, Series J (RB)
215,000	5.00%, 08/15/25	262,771
25,000	5.00%, 08/15/26 (c)	31,225
270,000	Board of Regents of University of Texas System, Series E (RB) 5.00%, 08/15/26	339,093
945,000	Board of Regents, Texas State University System, Series A (RB) 5.00%, 03/15/25 (c)	1,128,859
330,000	Burleson Independent School District (GO) 3.50%, 02/01/26 (c)	362,083
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	299,755
625,000	5.00%, 01/01/26 (c)	752,537
60,000	5.00%, 01/01/26 (c)	72,807
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
100,000	5.00%, 07/01/25 (c)	118,003
400,000	5.00%, 07/01/25 (c)	476,120
30,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	34,748
150,000	City of Arlington, Senior Lien Special Tax (AGM) (ST) 5.00%, 02/15/25 (c)	178,085
100,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	122,175
35,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/25	42,955
15,000	City of Austin, Public Improvement (GO) 5.00%, 09/01/25 (c)	18,407
	City of Austin, Water and Wastewater System (RB)
995,000	5.00%, 11/15/26 (c)	1,229,223
360,000	5.00%, 11/15/26 (c)	445,817
235,000	5.00%, 11/15/27 (c)	300,772
	City of Dallas (GO)
405,000	5.00%, 02/15/24 (c)	469,938
420,000	5.00%, 02/15/25 (c)	492,689
420,000	5.00%, 02/15/25 (c)	497,612
500,000	5.00%, 02/15/27 (c)	627,435
	City of Dallas, Series A (GO)
600,000	3.00%, 02/15/29 (c)	639,000
1,000,000	4.00%, 02/15/29 (c)	1,181,300
	City of Dallas, Series B (GO)
415,000	3.00%, 02/15/29 (c)	441,626
500,000	4.00%, 02/15/29 (c)	587,025
	City of Dallas, Waterworks and Sewer System, Series A (RB)
1,080,000	5.00%, 10/01/25 (c)	1,308,388
540,000	5.00%, 10/01/25 (c)	655,825
600,000	5.00%, 10/01/26 (c)	743,340
565,000	5.00%, 10/01/26 (c)	701,866
750,000	5.00%, 10/01/26 (c)	934,500
965,000	City of Denton, Utility System (RB) 5.00%, 12/01/26 (c)	1,193,531
	City of El Paso (GO)
110,000	4.00%, 08/15/26 (c)	125,373
100,000	4.00%, 08/15/26 (c)	114,467
125,000	City of El Paso (GO) 5.00%, 08/15/25 (c)	151,616
455,000	City of El Paso, Water and Sewer (RB) 5.00%, 03/01/24 (c)	529,274
130,000	City of Fort Worth (GO) 5.00%, 03/01/26	160,919
545,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	650,637
135,000	City of Houston, Airport System, Series B (RB) 5.00%, 07/01/28 (c)	172,861
125,000	City of Houston, Airport System, Series D (RB) 5.00%, 07/01/28 (c)	159,205
	City of Houston, Combined Utility System, First Lien, Series B (RB)
180,000	5.00%, 11/15/26 (c)	222,095
220,000	5.00%, 11/15/26 (c)	272,813
555,000	5.00%, 11/15/26	698,479
285,000	5.00%, 11/15/27	366,744
	City of Houston, Combined Utility System, First Lien, Series D (RB)
45,000	5.00%, 11/15/24 (c)	53,498
750,000	5.00%, 11/15/28 (c)	959,317
	City of Houston, Series A
1,000,000	5.00%, 03/01/24 (c)	1,155,860
650,000	5.00%, 03/01/24 (c)	751,133
535,000	5.00%, 03/01/26 (c)	644,873
180,000	5.00%, 03/01/26 (c)	218,207
515,000	5.00%, 03/01/26 (c)	626,209
520,000	5.00%, 03/01/27 (c)	639,985
500,000	5.00%, 03/01/27 (c)	617,465
105,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	125,710
205,000	City of San Antonio (GO) 5.00%, 08/01/28 (c)	263,853
1,000,000	City of San Antonio, Combination Tax (GO) 5.00%, 08/01/29 (c)	1,310,980
	City of San Antonio, Electric and Gas Systems (RB)
1,000,000	4.00%, 02/01/26	1,178,320
500,000	4.00%, 08/01/26 (c)	571,055
1,000,000	4.00%, 02/01/30	1,247,270
1,000,000	5.00%, 08/01/27 (c)	1,251,710
100,000	5.00%, 02/01/26 (c)	121,255
30,000	5.00%, 02/01/26	37,094
110,000	5.00%, 08/01/26 (c)	135,365
125,000	5.00%, 08/01/26 (c)	154,846
1,055,000	5.00%, 08/01/26 (c)	1,317,431
100,000	5.00%, 08/01/27 (c)	124,793
125,000	City of San Antonio, Electric and Gas Systems, Series A (RB) 5.00%, 02/01/26	154,558
	City of San Antonio, General Improvement (GO)
350,000	5.00%, 02/01/24 (c)	405,545
1,030,000	5.00%, 02/01/24 (c)	1,196,582
535,000	City of San Antonio, Water System, Series A (RB) 5.00%, 05/15/26 (c)	653,524
125,000	Clear Creek Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	148,204
	Collin County Community College District (GO)
500,000	3.25%, 08/15/27 (c)	541,025
925,000	4.00%, 08/15/27 (c)	1,087,291
1,015,000	5.00%, 08/15/27 (c)	1,291,516
190,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/28	244,179
	Conroe Independent School District
665,000	5.00%, 02/15/27 (c)	835,912
35,000	5.00%, 02/15/25 (c)	41,625
100,000	5.00%, 02/15/28 (c)	126,955
320,000	Corpus Christi Independent School District (GO) 4.00%, 08/15/28 (c)	381,469
	County of Bexar (GO)
150,000	4.00%, 06/15/25 (c)	170,139
520,000	4.00%, 06/15/25 (c)	590,866
1,000,000	5.00%, 06/15/26 (c)	1,220,020
260,000	County of Dallas (GO) 5.00%, 08/15/26 (c)	323,807
615,000	County of Denton (GO) 4.00%, 07/15/25 (c)	701,401
750,000	County of Denton, Series A (GO) 4.00%, 07/15/28 (c)	912,502
	County of Fort Bend, Series B (GO)
500,000	4.00%, 03/01/26 (c)	570,990
20,000	5.00%, 03/01/26 (c)	24,651
	County of Harris, Toll Road, Senior Lien, Series A (RB)
160,000	5.00%, 08/15/26 (c)	197,006
670,000	5.00%, 08/15/26 (c)	826,438
675,000	5.00%, 08/15/26 (c)	829,568
695,000	5.00%, 08/15/26 (c)	858,235
115,000	5.00%, 08/15/26	144,015
195,000	5.00%, 08/15/26 (c)	242,855
190,000	5.00%, 08/15/26 (c)	235,606
	County of Harris, Toll Road, Senior Lien, Series B (RB)
160,000	5.00%, 08/15/25 (c)	191,893
335,000	5.00%, 08/15/25 (c)	400,985
190,000	5.00%, 08/15/25 (c)	229,146
600,000	5.00%, 08/15/25 (c)	726,606
	County of Harris, Unlimited Tax Road, Series A (GO)
395,000	5.00%, 10/01/25 (c)	483,614
645,000	5.00%, 10/01/25 (c)	788,925
25,000	5.00%, 10/01/25	30,646
365,000	5.00%, 10/01/25 (c)	448,724
250,000	County of Montgomery (GO) 5.00%, 03/01/26 (c)	308,135
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	390,812
590,000	5.00%, 02/15/25 (c)	703,162
125,000	5.00%, 02/15/26 (c)	153,506
710,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/24 (c)	824,764
835,000	Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,105,006
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
185,000	5.00%, 12/01/24 (c)	220,925
730,000	5.00%, 12/01/25 (c)	888,352
560,000	5.00%, 12/01/25 (c)	676,670
165,000	5.00%, 12/01/25 (c)	201,416
545,000	5.00%, 12/01/25 (c)	670,470
130,000	5.00%, 12/01/25 (c)	159,020
320,000	Dallas County Hospital District (GO) 5.00%, 08/15/28	414,867
	Dallas County Utility and Reclamation District (GO)
650,000	5.00%, 02/15/26	796,802
340,000	5.00%, 02/15/28	434,806
520,000	Dallas Independent School District (GO) 4.00%, 02/15/25 (c)	583,492
	Dallas Independent School District, Series A (GO)
100,000	4.00%, 02/15/25 (c)	112,547
10,000	5.00%, 08/15/24 (c)	11,784
1,030,000	5.00%, 08/15/24 (c)	1,210,806
100,000	Dripping Springs Independent School District (GO) 5.00%, 02/15/24 (c)	116,164
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	384,704
10,000	5.00%, 02/15/26 (c)	12,143
250,000	El Paso County Hospital District (GO) 4.00%, 08/15/27 (c)	273,255
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	134,131
265,000	El Paso Independent School District, Series A (GO) 3.00%, 08/15/25 (c)	285,373
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	376,857
	Fort Bend Independent School District (GO)
635,000	4.00%, 08/15/27 (c)	748,386
100,000	5.00%, 08/15/27 (c)	127,740
155,000	5.00%, 08/15/27 (c)	196,887
110,000	Fort Bend Independent School District, Series E (GO) 5.00%, 02/15/26	136,001
	Fort Worth Independent School District (GO)
45,000	5.00%, 02/15/25 (c)	53,717
290,000	5.00%, 02/15/25 (c)	348,084
500,000	5.00%, 02/15/26 (c)	614,865
750,000	5.00%, 02/15/26	926,782
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	579,715
1,000,000	4.00%, 02/15/27 (c)	1,162,960
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	185,275
120,000	5.00%, 02/15/25 (c)	143,602
300,000	Garland Independent School District, Series A 5.00%, 02/15/26 (c)	359,991
200,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	255,446
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	300,763
	Harris County Flood Control District, Series A (GO)
480,000	5.00%, 10/01/25 (c)	583,853
210,000	5.00%, 10/01/27 (c)	264,348
250,000	5.00%, 10/01/27 (c)	318,868
400,000	Harris County Flood Control District, Series B (GO) 5.00%, 10/01/25 (c)	485,552
	Harris County Hospital District (RB)
365,000	3.00%, 02/15/26 (c)	378,801
570,000	3.13%, 02/15/26 (c)	592,994
100,000	4.00%, 02/15/26 (c)	109,867
100,000	4.00%, 02/15/26 (c)	109,734
	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
385,000	3.00%, 05/15/26 (c)	401,274
730,000	3.00%, 05/15/26 (c)	758,214
210,000	4.00%, 05/15/26 (c)	240,425
330,000	5.00%, 05/15/26 (c)	403,158
245,000	5.00%, 11/15/27	309,028
160,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 5.00%, 12/01/24 (c)	188,581
640,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series B-3 (RB) 5.00%, 09/01/26 (c) (p)	798,195
10,000	Harris County, Cultural Education Facilities Finance Corp., Series A (RB) 5.00%, 12/01/24 (c)	11,937
	Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
550,000	4.00%, 11/15/27 (c)	637,279
300,000	5.00%, 11/15/27 (c)	376,812
350,000	5.00%, 11/15/27 (c)	437,255
300,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/25 (c)	364,557
330,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/29	437,629
	Harris County, Flood Control District, Series A
630,000	5.00%, 10/01/25 (c)	766,483
275,000	5.00%, 10/01/25 (c)	333,649
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
665,000	5.00%, 11/15/24 (c)	771,280
100,000	5.00%, 11/15/24 (c)	115,727
440,000	5.00%, 11/15/24 (c)	514,602
445,000	5.00%, 11/15/24 (c)	517,286
260,000	Harris County, Toll Road Senior Lien, Series A (RB) 5.00%, 02/15/28 (c)	327,759
	Hays Consolidated Independent School District (GO)
800,000	4.00%, 02/15/27 (c)	913,944
500,000	4.00%, 02/15/27 (c)	573,250
605,000	Houston Independent School District (GO) 5.00%, 07/15/28 (c)	774,049
	Houston Independent School District, Limited Tax School House (GO)
525,000	5.00%, 02/15/26	650,139
540,000	5.00%, 02/15/27 (c)	667,219
750,000	5.00%, 02/15/27 (c)	935,880
900,000	5.00%, 02/15/27	1,140,129
	Houston Independent School District, Limited Tax School House, Series A (GO)
1,105,000	4.00%, 02/15/26 (c)	1,259,987
350,000	4.00%, 02/15/26 (c)	401,079
100,000	5.00%, 02/15/26 (c)	123,202
400,000	5.00%, 02/15/26 (c)	490,316
135,000	5.00%, 02/15/26 (c)	164,321
750,000	Houston, Public Improvement, Series A 5.00%, 03/01/24 (c)	868,642
100,000	Humble Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	114,298
210,000	Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	237,516
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
315,000	4.00%, 02/15/25 (c)	352,787
280,000	5.00%, 02/15/25 (c)	335,076
120,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/27 (c)	149,760
1,000,000	Killeen Independent School District (GO) 5.00%, 02/15/28 (c)	1,271,000
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	119,670
310,000	Leander Independent School District (GO) 0.00%, 08/15/24 (c) ^	173,222
	Lewisville Independent School District, Series A (GO)
100,000	4.00%, 08/15/25 (c)	116,457
400,000	4.00%, 08/15/25 (c)	463,808
	Lewisville Independent School District, Series B (GO)
550,000	5.00%, 08/15/25 (c)	667,265
145,000	5.00%, 08/15/25 (c)	176,746
195,000	5.00%, 08/15/25	237,268
400,000	Lone Star College System (GO) 5.00%, 02/15/26 (c)	482,372
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
320,000	5.00%, 05/15/26 (c)	388,099
275,000	5.00%, 05/15/26 (c)	338,332
	Lower Colorado River Authority, Series B (RB)
370,000	5.00%, 05/15/25 (c)	438,043
380,000	5.00%, 05/15/25 (c)	451,710
105,000	5.00%, 05/15/25 (c)	126,202
500,000	Mansfield Independent School District (GO) 5.00%, 02/15/25 (c)	596,860
	Metropolitan Transit Authority of Harris County, Series A (RB)
150,000	5.00%, 11/01/25	183,971
90,000	5.00%, 11/01/26 (c)	112,986
	Montgomery Independent School District (GO)
500,000	4.00%, 02/15/25 (c)	564,495
100,000	5.00%, 02/15/25 (c)	119,128
470,000	5.00%, 02/15/25 (c)	558,003
1,100,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB) 4.00%, 07/01/26 (c)	1,134,485
	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB)
250,000	4.00%, 08/15/27 (c)	287,853
250,000	5.00%, 08/15/27 (c)	312,605
	North Harris County Regional Water Authority (RB)
45,000	5.00%, 12/15/25	55,023
150,000	5.00%, 12/15/26 (c)	186,470
55,000	5.00%, 12/15/26 (c)	68,760
245,000	5.00%, 12/15/26 (c)	307,179
	North Texas Municipal Water District, Water System (RB)
150,000	3.00%, 09/01/25 (c)	162,347
820,000	5.00%, 09/01/25 (c)	980,466
530,000	5.00%, 09/01/25 (c)	644,125
50,000	5.00%, 09/01/25 (c)	60,623
500,000	5.00%, 09/01/26 (c)	617,795
715,000	5.00%, 09/01/26 (c)	874,895
400,000	5.00%, 09/01/26 (c)	494,756
45,000	5.00%, 09/01/26 (c)	55,503
	North Texas Tollway Authority, First Tier, Series A (RB)
2,200,000	4.00%, 01/01/29 (c)	2,571,536
410,000	5.00%, 01/01/24 (c)	472,673
295,000	5.00%, 01/01/26 (c)	358,092
425,000	5.00%, 01/01/26 (c)	514,407
575,000	5.00%, 01/01/26 (c)	693,415
500,000	5.00%, 01/01/26 (c)	600,475
460,000	5.00%, 01/01/26 (c)	558,380
635,000	5.00%, 01/01/26 (c)	768,585
640,000	5.00%, 01/01/26 (c)	778,381
100,000	North Texas Tollway Authority, First Tier, Series B (RB) 4.00%, 01/01/25 (c)	110,738
	North Texas Tollway Authority, Second Tier, Series A (RB)
655,000	5.00%, 01/01/25 (c)	769,939
560,000	5.00%, 01/01/25 (c)	663,242
	North Texas Tollway Authority, Second Tier, Series B (RB) (AGM)
450,000	4.00%, 01/01/27 (c)	510,295
185,000	5.00%, 01/01/26 (c)	225,785
875,000	5.00%, 01/01/26 (c)	1,056,589
1,000,000	Northside Independent School District (GO) 5.00%, 08/15/27 (c)	1,256,140
	Northwest Independent School District (GO)
25,000	5.00%, 02/15/25 (c)	29,795
315,000	5.00%, 02/15/25 (c)	376,022
105,000	5.00%, 02/15/25 (c)	125,654
	Northwest Independent School District, Series A (GO)
545,000	4.00%, 08/15/28 (c)	640,822
520,000	5.00%, 02/15/25 (c)	622,284
270,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.25%, 07/01/25 (c)	325,982
	Pharr-San Juan-Alamo Independent School District (GO)
100,000	3.25%, 02/01/25 (c)	107,086
775,000	4.00%, 02/01/25 (c)	867,581
	Plano Independent School District, Series A (GO)
600,000	5.00%, 02/15/26 (c)	734,868
100,000	5.00%, 02/15/26 (c)	122,776
500,000	San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	589,330
	San Antonio Water System, Junior Lien, Series A (RB)
400,000	5.00%, 05/15/26 (c)	490,140
650,000	5.00%, 05/15/26 (c)	797,569
500,000	5.00%, 05/15/28 (c)	636,185
200,000	San Antonio Water System, Junior Lien, Series B (RB) 5.00%, 05/15/25 (c)	236,372
	Socorro Independent School District, Series B (GO)
225,000	4.00%, 08/15/27 (c)	261,992
780,000	5.00%, 08/15/27 (c)	986,942
800,000	5.00%, 08/15/27 (c)	1,007,480
	Spring Independent School District (GO)
45,000	5.00%, 08/15/25 (c)	54,067
400,000	5.00%, 08/15/25 (c)	484,932
15,000	State of Texas, Finance Authority (GO) 5.00%, 10/01/26	18,899
	State of Texas, Finance Authority, Series A (GO)
170,000	5.00%, 10/01/26	214,190
130,000	5.00%, 10/01/27 (c)	164,919
	State of Texas, Transportation Commission, Highway Improvement (GO)
20,000	5.00%, 04/01/24 (c)	23,265
125,000	5.00%, 04/01/26 (c)	152,021
70,000	5.00%, 04/01/26 (c)	85,058
	State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
400,000	5.00%, 04/01/26 (c)	486,468
500,000	5.00%, 04/01/26 (c)	610,190
	State of Texas, Transportation Commission, Mobility Fund, Series A (GO)
180,000	5.00%, 10/01/24 (c)	212,481
150,000	5.00%, 10/01/25 (c)	183,015
1,035,000	5.00%, 10/01/25 (c)	1,257,318
150,000	5.00%, 10/01/27 (c)	189,069
	State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
240,000	5.00%, 10/01/27 (c)	302,510
465,000	5.00%, 10/01/27 (c)	587,732
105,000	State of Texas, Water Infrastructure Fund, Series B-1 (GO) 5.00%, 08/01/21 (c)	111,431
	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB)
80,000	5.00%, 05/15/26 (c)	97,199
855,000	5.00%, 05/15/26 (c)	1,042,963
140,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series A (RB) 5.00%, 07/01/28	177,583
315,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 5.00%, 02/15/26	387,589
	Tarrant Regional Water Control and Improvement District (RB)
70,000	5.00%, 03/01/25 (c)	84,167
260,000	5.00%, 03/01/25 (c)	312,104
440,000	5.00%, 03/01/25 (c)	530,992
420,000	5.00%, 03/01/25 (c)	505,789
	Texas A&M University, Series D (RB)
10,000	4.00%, 05/15/26 (c)	11,694
110,000	4.00%, 05/15/26 (c)	129,642
295,000	5.00%, 05/15/26	367,712
	Texas A&M University, Series E (RB)
25,000	5.00%, 05/15/25	30,300
100,000	5.00%, 05/15/27 (c)	126,557
	Texas Public Finance Authority (GO)
545,000	5.00%, 10/01/26 (c)	681,228
1,000,000	5.00%, 02/01/27	1,260,310
	Texas State University System, Board of Regents, Series A (RB)
160,000	5.00%, 03/15/25 (c)	191,747
10,000	5.00%, 03/15/26	12,364
100,000	5.00%, 03/15/27 (c)	124,836
1,020,000	5.00%, 03/15/27 (c)	1,280,987
125,000	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	145,495
1,115,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/26	1,399,113
	Texas Water Development Board (RB)
125,000	5.00%, 04/15/26	155,474
600,000	5.00%, 10/15/26 (c)	749,100
370,000	5.00%, 10/15/26 (c)	464,627
1,000,000	5.00%, 08/01/27 (c)	1,265,630
	Texas Water Development Board, Series A (RB)
45,000	4.00%, 10/15/25 (c)	51,197
400,000	4.00%, 10/15/27 (c)	468,872
180,000	4.00%, 04/15/28 (c)	211,558
600,000	4.00%, 04/15/28 (c)	708,576
125,000	5.00%, 10/15/25 (c)	151,689
1,160,000	5.00%, 10/15/25 (c)	1,407,950
165,000	5.00%, 10/15/25 (c)	201,625
250,000	5.00%, 10/15/27 (c)	318,565
200,000	5.00%, 10/15/27 (c)	253,182
	Texas Water Development Board, Series B (RB)
1,000,000	4.00%, 10/15/28 (c)	1,188,510
1,000,000	5.00%, 10/15/28 (c)	1,294,680
	Trinity River Authority, Regional Wastewater System (RB)
100,000	5.00%, 08/01/25	121,771
180,000	5.00%, 08/01/26	225,455
285,000	5.00%, 08/01/27 (c)	357,347
670,000	5.00%, 08/01/27 (c)	845,788
	University of North Texas, Series A (RB)
140,000	5.00%, 04/15/27 (c)	172,880
75,000	5.00%, 04/15/27 (c)	93,680
165,000	5.00%, 04/15/27 (c)	206,856
155,000	University of Texas, Series B (RB) 5.00%, 08/15/26	194,665
135,000	University of Texas, Series D (RB) 5.00%, 08/15/26	169,255
200,000	University of Texas, Series J (RB) 5.00%, 08/15/26	251,180
	Via Metropolitan Transit Authority, Sales Tax (RB)
275,000	5.00%, 01/15/27 (c)	340,013
135,000	5.00%, 01/15/27 (c)	167,669
		169,645,875
Utah: 0.3%
395,000	Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	459,922
1,140,000	State of Utah (GO) 5.00%, 01/01/27 (c)	1,445,816
365,000	University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	460,407
1,000,000	University of Utah, Series B-1 (RB) 5.00%, 08/01/26	1,250,390
	Utah Transit Authority, Subordinated Sales Tax (RB)
130,000	0.00%, 06/15/26 (c) ^	91,668
935,000	3.00%, 06/15/26 (c)	1,015,494
850,000	4.00%, 06/15/26 (c)	975,893
	Utah Transit Authority, Subordinated Sales Tax, Series A (RB)
255,000	5.00%, 06/15/25 (c)	306,819
100,000	5.00%, 06/15/25 (c)	120,358
		6,126,767
Vermont: 0.1%
1,100,000	Vermont Educational and Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,321,452
Virginia: 2.1%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	819,325
	City of Richmond, Public Utility Revenue, Series A (RB)
1,520,000	5.00%, 01/15/26 (c)	1,857,075
20,000	5.00%, 01/15/26	24,814
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	608,315
520,000	5.00%, 06/01/25 (c)	631,134
	County of Arlington (GO)
1,990,000	4.00%, 06/15/29 (c)	2,412,119
1,130,000	5.00%, 08/15/27 (c)	1,451,022
	County of Fairfax, Public Improvement, Series A (GO) (SAW)
15,000	5.00%, 10/01/24 (c)	17,855
1,000,000	5.00%, 10/01/25	1,230,170
750,000	5.00%, 04/01/28 (c)	974,280
1,755,000	5.00%, 04/01/29 (c)	2,322,971
15,000	County of Fairfax, Public Improvement, Series B (GO) (SAW) 5.00%, 04/01/25 (c)	18,364
25,000	County of Henrico, Water and Sewer Revenue (RB) 5.00%, 05/01/25	30,335
155,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/26 (c)	189,929
165,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 5.00%, 05/15/26	205,100
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	658,894
260,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	326,698
	Upper Occoquan Sewage Authority (RB)
200,000	5.00%, 07/01/25 (c)	241,970
845,000	5.00%, 07/01/25 (c)	1,023,810
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
110,000	5.00%, 02/01/26 (c)	135,535
130,000	5.00%, 02/01/26	160,568
110,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	118,929
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
145,000	5.00%, 02/01/26	179,668
125,000	5.00%, 02/01/27	158,500
450,000	5.00%, 02/01/28 (c)	573,403
1,000,000	5.00%, 02/01/28 (c)	1,280,280
120,000	5.00%, 02/01/28 (c)	154,231
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
775,000	3.00%, 09/01/27 (c)	832,102
1,040,000	5.00%, 09/01/26 (c)	1,304,118
1,000,000	5.00%, 09/01/26 (c)	1,251,240
	Virginia Commonwealth Transportation Board (RB)
15,000	5.00%, 05/15/24 (c)	17,551
1,000,000	5.00%, 05/15/24 (c)	1,172,380
1,000,000	5.00%, 05/15/26	1,246,480
100,000	5.00%, 05/15/26 (c)	124,330
510,000	5.00%, 09/15/26 (c)	640,993
20,000	5.00%, 09/15/26 (c)	25,007
400,000	5.00%, 05/15/27 (c)	508,176
	Virginia Commonwealth Transportation Board, Series A
180,000	4.00%, 11/15/27 (c)	211,059
1,000,000	5.00%, 11/15/27 (c)	1,269,280
120,000	5.00%, 11/15/27 (c)	152,689
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	133,744
695,000	3.00%, 08/01/26 (c)	743,587
400,000	3.00%, 08/01/28 (c)	430,556
1,050,000	3.13%, 08/01/28 (c)	1,137,885
250,000	4.00%, 08/01/27 (c)	294,645
100,000	5.00%, 08/01/25	122,130
325,000	5.00%, 08/01/26	408,466
485,000	5.00%, 08/01/26	609,558
700,000	5.00%, 08/01/28 (c)	908,670
	Virginia Public Building Authority, Series B (RB)
25,000	5.00%, 08/01/25	30,533
15,000	5.00%, 08/01/26	18,852
400,000	Virginia Public Building Authority, Series C 4.00%, 08/01/24 (c)	455,508
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	941,722
30,000	5.00%, 08/01/26 (c)	37,592
30,000	5.00%, 08/01/26	37,705
575,000	5.00%, 08/01/26 (c)	724,069
	Virginia Public School Authority, Series A (RB) (SAW)
775,000	5.00%, 08/01/25 (c)	944,647
365,000	5.00%, 08/01/25 (c)	444,464
560,000	Virginia Resources Authority, Series C (RB) 4.00%, 11/01/26 (c)	646,554
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	883,807
		36,515,393
Washington: 3.9%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	681,426
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
590,000	5.00%, 11/01/25 (c)	718,089
815,000	5.00%, 11/01/25 (c)	991,260
830,000	5.00%, 11/01/25 (c)	999,818
110,000	5.00%, 11/01/25 (c)	133,959
15,000	5.00%, 11/01/25	18,416
110,000	5.00%, 11/01/26 (c)	138,175
	City of Seattle, Drainage and Wastewater System (RB)
525,000	4.00%, 04/01/26 (c)	601,671
500,000	4.00%, 07/01/27 (c)	581,860
915,000	City of Seattle, Municipal Light and Power Revenue, Series A (RB) 4.00%, 01/01/28 (c)	1,065,719
135,000	City of Seattle, Municipal Light and Power Revenue, Series B (RB) 5.00%, 04/01/26 (c)	166,224
	City of Seattle, Water System Improvement (RB)
115,000	4.00%, 02/01/27 (c)	134,069
400,000	5.00%, 05/01/25 (c)	478,808
20,000	5.00%, 08/01/26	25,093
500,000	5.00%, 02/01/27 (c)	625,480
15,000	City of Spokane, Water and Wastewater Revenue (RB) 5.00%, 12/01/24 (c)	17,897
750,000	County of King (GO) 5.00%, 01/01/29 (c)	962,535
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
195,000	5.00%, 07/01/20 (c)	198,218
235,000	5.00%, 07/01/25 (c)	283,241
185,000	5.00%, 07/01/26 (c)	229,550
400,000	5.00%, 07/01/27 (c)	500,216
915,000	5.00%, 07/01/27 (c)	1,160,623
125,000	5.00%, 07/01/28 (c)	160,251
	Energy Northwest, Colombia Generating Station Electric, Series C (RB)
715,000	5.00%, 07/01/25 (c)	859,323
1,000,000	5.00%, 07/01/28 (c)	1,278,740
	Energy Northwest, Project 1 Electric, Series A (RB)
430,000	5.00%, 07/01/22 (c)	471,581
340,000	5.00%, 07/01/25 (c)	411,723
525,000	5.00%, 07/01/27 (c)	669,081
	Energy Northwest, Project 3 Electric, Series A (RB)
105,000	5.00%, 07/01/25	127,714
130,000	5.00%, 07/01/25 (c)	157,853
370,000	5.00%, 07/01/26	462,456
130,000	5.00%, 07/01/26 (c)	161,971
270,000	Energy Northwest, Project 3 Electric, Series C (RB) 5.00%, 07/01/28	352,628
760,000	FYI Properties (RB) 5.00%, 06/01/27	963,893
	Grant and Douglas Counties School District No. 144-101 (GO) (SBG)
125,000	4.00%, 06/01/26 (c)	141,015
520,000	4.00%, 06/01/26 (c)	594,610
1,750,000	King County School District (GO) (SAW) 5.00%, 01/01/29 (c)	2,299,815
1,000,000	King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	1,161,820
	King County School District No. 401 (GO) (SBG)
690,000	3.13%, 12/01/26 (c)	744,034
900,000	5.00%, 12/01/26 (c)	1,123,812
	King County School District No. 405 (GO) (SBG)
515,000	5.00%, 12/01/26 (c)	645,017
360,000	5.00%, 12/01/26	454,100
635,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	734,377
1,075,000	King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	1,345,631
840,000	King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	990,864
570,000	King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	677,074
	King County, Washington Limited Tax, Series E (GO)
460,000	4.00%, 12/01/25 (c)	521,829
500,000	5.00%, 12/01/25 (c)	612,235
445,000	King County, Washington Sewer Revenue, Series B (RB) 5.00%, 07/01/24 (c)	521,469
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	285,305
15,000	4.00%, 06/01/26 (c)	17,441
345,000	Klickitat County Public Utility District No. 1 (RB) 5.00%, 06/01/25 (c)	405,485
1,085,000	Pasco School District No. 1, Franklin County (GO) (SBG) 5.00%, 12/01/27 (c)	1,380,467
	Pierce County School District No. 10 (GO) (SBG)
560,000	5.00%, 12/01/25 (c)	676,698
25,000	5.00%, 12/01/25 (c)	30,290
	Pierce County School District No. 403 (GO) (SBG)
200,000	5.00%, 06/01/29 (c)	258,068
500,000	5.00%, 06/01/29 (c)	654,480
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	201,131
	Port of Seattle, Intermediate Lien (RB)
30,000	5.00%, 02/01/26 (c)	36,385
130,000	5.00%, 02/01/26 (c)	158,348
395,000	Port of Seattle, Intermediate Lien, Series B (RB) 5.00%, 09/01/24 (c)	463,931
	Port of Tacoma, Series A (GO)
110,000	5.00%, 12/01/26 (c)	136,862
500,000	5.00%, 12/01/26 (c)	625,855
	Puyallup School District No. 3 (GO) (SBG)
565,000	5.00%, 06/01/27 (c)	704,984
100,000	5.00%, 06/01/27 (c)	125,654
735,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	899,500
125,000	State of Washington, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 01/01/26 (c)	151,231
825,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,017,703
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
135,000	5.00%, 08/01/26 (c)	167,027
1,035,000	5.00%, 08/01/26 (c)	1,285,894
720,000	State of Washington, Motor Vehicle Fuel Tax, Series R-C (GO) 5.00%, 01/01/26 (c)	870,372
520,000	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO) 5.00%, 01/01/25 (c)	616,481
10,000	State of Washington, Motor Vehicle Fuel Tax, Series R-F (GO) 5.00%, 01/01/25 (c)	11,965
545,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	646,119
	State of Washington, Series A (GO)
115,000	5.00%, 08/01/26 (c)	141,035
955,000	5.00%, 08/01/26 (c)	1,173,179
150,000	State of Washington, Series B (GO) 5.00%, 01/01/26 (c)	182,553
	State of Washington, Series C (GO)
175,000	5.00%, 02/01/25 (c)	209,484
720,000	5.00%, 02/01/25 (c)	849,794
500,000	5.00%, 02/01/26 (c)	612,775
1,725,000	5.00%, 08/01/27	2,212,916
1,000,000	5.00%, 08/01/27 (c)	1,256,640
170,000	5.00%, 02/01/28 (c)	217,498
	State of Washington, Series D (GO)
100,000	5.00%, 02/01/27 (c)	123,874
110,000	5.00%, 02/01/27	139,480
1,000,000	5.00%, 08/01/27 (c)	1,264,650
	State of Washington, Various Purpose, Series A (GO)
580,000	5.00%, 08/01/26 (c)	720,598
245,000	5.00%, 08/01/26 (c)	303,124
495,000	5.00%, 08/01/26 (c)	610,622
200,000	5.00%, 08/01/26 (c)	247,448
500,000	5.00%, 08/01/27 (c)	628,320
500,000	5.00%, 08/01/27 (c)	625,730
730,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	877,774
20,000	State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/26 (c)	24,608
25,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	30,712
	State of Washington, Various Purpose, Series R-B (GO)
20,000	5.00%, 01/01/26 (c)	24,197
370,000	5.00%, 01/01/26 (c)	449,002
105,000	5.00%, 01/01/26 (c)	128,712
145,000	5.00%, 08/01/26 (c)	180,825
	State of Washington, Various Purpose, Series R-C (GO)
360,000	5.00%, 01/01/25 (c)	428,270
645,000	5.00%, 01/01/25 (c)	768,782
1,000,000	5.00%, 08/01/27 (c)	1,251,460
420,000	5.00%, 08/01/27 (c)	531,153
	State of Washington, Various Purpose, Series R-E (GO)
630,000	5.00%, 01/01/25 (c)	745,737
250,000	5.00%, 01/01/25 (c)	294,960
720,000	5.00%, 01/01/25 (c)	861,473
550,000	5.00%, 01/01/25 (c)	653,026
220,000	Tacoma School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	267,245
	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-2 (RB)
1,000,000	5.00%, 08/01/29 (c)	1,246,550
1,000,000	5.00%, 08/01/29 (c)	1,256,550
600,000	Washington Health Care Facilities Authority, Multicare Health System, Series B, (RB) 5.00%, 08/15/25 (c)	724,884
	Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA)
195,000	5.00%, 10/01/25	236,753
225,000	5.00%, 10/01/28 (c)	283,898
250,000	5.00%, 10/01/28 (c)	321,895
130,000	5.00%, 10/01/28	168,506
760,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	897,241
	Washington State Convention Center Public Facilities District (RB)
790,000	5.00%, 07/01/28 (c)	990,383
520,000	5.00%, 07/01/28 (c)	653,245
	Washington State University
325,000	5.00%, 04/01/25	382,141
430,000	5.00%, 04/01/25 (c)	509,129
405,000	5.00%, 04/01/25 (c)	477,973
820,000	5.00%, 04/01/25 (c)	968,650
		69,340,393
West Virginia: 0.2%
270,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	340,851
500,000	State of West Virginia, Series A (GO) 5.00%, 06/01/29 (c)	645,070
200,000	State of West Virginia, Series B (GO) 5.00%, 06/01/28 (c)	255,036
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
1,055,000	3.00%, 06/01/26 (c)	1,106,336
240,000	4.00%, 06/01/26 (c)	267,547
240,000	5.00%, 06/01/26 (c)	290,446
1,045,000	5.00%, 06/01/26	1,278,202
		4,183,488
Wisconsin: 1.5%
155,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/26	182,339
	City of Milwaukee, Series N4 (GO)
200,000	5.00%, 04/01/26	247,564
100,000	5.00%, 04/01/27	126,827
350,000	Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	374,101
	Public Finance Authority, KU Campus Development Corp.- Central District Development Project (RB)
165,000	5.00%, 03/01/26 (c)	201,638
180,000	5.00%, 03/01/26 (c)	220,520
390,000	5.00%, 03/01/26 (c)	479,755
	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB)
375,000	3.00%, 06/01/26 (c)	384,952
560,000	5.00%, 06/01/25 (c)	654,382
	State of Wisconsin, Environmental Improvement Fund, Series A (RB)
185,000	5.00%, 06/01/25 (c)	221,147
100,000	5.00%, 06/01/25 (c)	119,287
100,000	5.00%, 06/01/25	121,604
185,000	5.00%, 06/01/25 (c)	223,756
150,000	5.00%, 06/01/25 (c)	181,125
220,000	5.00%, 06/01/25 (c)	264,915
	State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
10,000	5.00%, 05/01/26 (c)	12,215
20,000	5.00%, 05/01/26 (c)	24,524
	State of Wisconsin, Series 1 (GO)
15,000	5.00%, 05/01/25 (c)	18,124
460,000	5.00%, 05/01/27 (c)	578,625
250,000	5.00%, 05/01/27 (c)	316,740
405,000	5.00%, 05/01/27 (c)	517,440
	State of Wisconsin, Series 2 (GO)
510,000	5.00%, 05/01/26 (c)	634,970
150,000	5.00%, 05/01/26 (c)	185,846
635,000	5.00%, 11/01/26	801,726
315,000	5.00%, 11/01/26	397,706
500,000	5.00%, 05/01/27 (c)	638,815
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	161,355
385,000	5.00%, 11/01/22 (c)	428,182
500,000	5.00%, 05/01/27 (c)	627,350
450,000	5.00%, 05/01/27 (c)	566,046
295,000	5.00%, 05/01/27 (c)	375,429
	State of Wisconsin, Series 4 (GO)
40,000	5.00%, 11/01/24 (c)	47,377
1,575,000	5.00%, 11/01/24 (c)	1,869,478
	State of Wisconsin, Series A (GO)
100,000	4.00%, 05/01/26 (c)	115,368
1,170,000	5.00%, 05/01/25 (c)	1,392,686
250,000	5.00%, 05/01/25 (c)	298,330
1,010,000	5.00%, 05/01/25 (c)	1,202,021
160,000	5.00%, 05/01/26	199,568
210,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	250,597
500,000	State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	559,505
500,000	Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	564,975
	Wisconsin Department of Transportation, Series 1 (RB)
565,000	5.00%, 07/01/24 (c)	654,586
15,000	5.00%, 07/01/25 (c)	18,218
500,000	5.00%, 07/01/26	626,000
	Wisconsin Department of Transportation, Series 2 (RB)
480,000	5.00%, 07/01/27 (c)	604,325
115,000	5.00%, 07/01/27 (c)	146,114
	Wisconsin Department of Transportation, Series A (RB)
1,180,000	5.00%, 07/01/24 (c)	1,375,797
510,000	5.00%, 07/01/24 (c)	597,470
140,000	5.00%, 07/01/24 (c)	164,310
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,136,800
1,500,000	4.00%, 05/15/26 (c)	1,695,810
290,000	5.00%, 05/15/26 (c)	357,903
35,000	5.00%, 05/15/26 (c)	43,050
100,000	5.00%, 05/15/26 (c)	122,509
500,000	Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	572,405
125,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	154,249
155,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/24 (c)	183,145
1,000,000	Wisconsin Health and Educational Facilities Authority, ProHealth Care, Inc. Obligated Group (RB) 3.38%, 08/15/24 (c)	1,079,940
855,000	Wisconsin Health and Educational Facilities Authority, Series B (RB) 3.15%, 09/01/25 (c)	867,269
		27,188,810
Wyoming: 0.1%
1,000,000	County of Sweetwater, Idaho Power Company Project (RB) 1.70%, 07/15/26	1,012,720
Total Municipal Bonds: 98.8% (Cost: $1,651,470,025)		1,761,501,279
Other assets less liabilities: 1.2%		20,850,997
NET ASSETS: 100.0%		$1,782,352,276

Definitions:

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(a)	Extended settlement security
(b)	Security is segregated as collateral for extended settlement securities
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	7.3%	$129,278,431
Health Care	8.3	145,347,457
Housing	1.4	24,487,848
Industrial Revenue	0.9	16,432,076
Leasing	5.9	103,164,059
Local	17.5	307,638,974
Power	5.2	92,197,930
Solid Waste/Resource Recovery	0.1	1,159,163
Special Tax	10.6	186,927,376
State	19.9	350,554,030
Tobacco	1.2	21,618,407
Transportation	12.2	214,847,695
Water & Sewer	9.5	167,847,833
	100.0%	$1,761,501,279

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.8%
Alabama: 1.6%
$235,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 4.00%, 09/01/27 (c)	$269,749
260,000	Infirmary Health System, Special Care Facilities Financing Authority of Mobile, Series A (RB) 4.00%, 02/01/26 (c)	277,859
1,085,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/46	1,571,590
105,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	134,131
210,000	Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	231,090
	UAB Medicine Finance Authority, Series B (RB)
110,000	4.00%, 09/01/26 (c)	123,333
220,000	5.00%, 09/01/26 (c)	264,414
280,000	UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	310,064
260,000	Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	311,787
		3,494,017
Alaska: 0.1%
215,000	Municipality Of Anchorage, Senior Lien, Series A (RB) 4.00%, 12/01/24 (c)	230,478
Arizona: 0.8%
500,000	Arizona Industrial Development, Great Lakes Senior Living Communities LLC Project, Series B (RB) 5.13%, 07/01/29 (c)	556,415
215,000	City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	242,963
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
350,000	4.00%, 01/01/27 (c)	392,619
270,000	5.00%, 01/01/27 (c)	325,358
220,000	Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 06/01/25 (c)	260,691
		1,778,046
Arkansas: 0.1%
120,000	City of Rogers, Sales and Use Tax, Series B (RB) 3.25%, 11/01/26 (c)	127,055
California: 16.1%
300,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	370,320

500,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series F (RB) 5.00%, 05/01/29 (c)	628,390
315,000	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM) 4.00%, 10/01/26 (c)	358,861
230,000	Anaheim Elementary School District (GO) 3.00%, 08/01/26 (c)	236,866
345,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	403,891
315,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	160,499
250,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	298,197
750,000	California Health Facilities Financing Authority (RB) 5.00%, 11/15/26 (c)	900,352
	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB)
850,000	3.00%, 10/01/26 (c)	866,753
680,000	3.00%, 10/01/26 (c)	701,128
	California Health Facilities Financing Authority, Series A (RB)
350,000	4.00%, 03/01/26 (c)	382,119
230,000	4.00%, 11/15/27 (c)	254,840
250,000	5.00%, 11/15/25 (c)	300,035
	California Health Facilities Financing Authority, Series B (RB)
300,000	4.00%, 11/15/26 (c)	341,763
155,000	4.00%, 11/15/26 (c)	175,455
415,000	California Infrastructure and Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	445,818
160,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	175,086
200,000	California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB) 4.00%, 06/01/27 (c)	225,498
350,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	406,315
250,000	California State Educational Facilities Authority, Stanford University, Series V-1 (RB) (SAW) 5.00%, 05/01/49	402,495
	California State University, Series A (RB)
305,000	3.13%, 05/01/26 (c)	323,416
250,000	4.00%, 05/01/26 (c)	277,915
300,000	California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 5.00%, 03/01/28 (c)	365,079
	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB)
120,000	4.00%, 07/01/24 (c)	127,775
155,000	5.00%, 07/01/24 (c)	175,923
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
150,000	4.00%, 08/15/26 (c)	165,186
385,000	4.00%, 08/15/26 (c)	427,439
20,000	4.00%, 08/15/26 (c)	22,378
200,000	California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	209,792
455,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	505,359
155,000	City of Los Angeles, Department of Airports, Series B (RB) 5.00%, 05/15/25 (c)	183,029
170,000	City of Los Angeles, Department of Airports, Series C (RB) 5.00%, 05/15/29 (c)	220,635
340,000	City of Los Angeles, Wastewater System, Series A (RB) 4.00%, 06/01/25 (c)	377,410
750,000	City of San Jose, Disaster Preparedness, Public Safety and Infrastructure, Series A-1 (GO) (AGM) 5.00%, 03/01/29 (c)	986,152
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	220,175
300,000	Department of Veterans Affairs of the State of California, Home Purchase Program, Series B (RB) 3.38%, 06/01/26 (c)	317,487
290,000	East Bay Municipal Utility District, Water System, Series B (RB) 4.00%, 06/01/25 (c)	324,408
390,000	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	468,764
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	176,450
300,000	Fairfield-Suisun Unified School District (GO) 2.75%, 08/01/26 (c)	308,220
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	147,048
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
530,000	5.00%, 06/01/25 (c)	618,022
125,000	5.00%, 06/01/25 (c)	146,801
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	209,947
105,000	Imperial Irrigation District, Electric System, Series B-2 (RB) 5.00%, 11/01/26 (c)	127,253
140,000	Irvine Unified School District Community Facilities District No. 09-1, Series A (ST) 4.00%, 09/01/29 (c)	163,565
185,000	Kaweah Delta Health Care District, Series B (RB) 5.00%, 06/01/25 (c)	210,169
	Livermore Valley Joint Unified School District (GO)
215,000	3.00%, 08/01/26 (c)	222,332
250,000	4.00%, 08/01/26 (c)	281,200
1,000,000	Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	1,266,420
	Los Angeles Department of Water and Power, Series A (RB)
105,000	5.00%, 01/01/26 (c)	126,751
340,000	5.00%, 01/01/26 (c)	410,774
300,000	5.00%, 01/01/26 (c)	359,202
500,000	5.00%, 01/01/27 (c)	611,100
540,000	5.00%, 01/01/27 (c)	672,014
250,000	5.00%, 01/01/28 (c)	313,250
	Los Angeles Department of Water and Power, Series C (RB)
275,000	5.00%, 07/01/27 (c)	341,060
1,000,000	5.00%, 07/01/29 (c)	1,312,210
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	222,846
335,000	5.00%, 07/01/25 (c)	397,307
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	222,044
	Metropolitan Water District of Southern California, Series A (RB)
345,000	5.00%, 07/01/25 (c)	411,150
500,000	5.00%, 01/01/29 (c)	648,780
530,000	Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	605,520
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	109,005
110,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	129,030
380,000	Oxnard School District, Series A (GO) 4.00%, 08/01/27 (c)	428,431
110,000	Peralta Community College District, Series D (GO) 4.00%, 08/01/25 (c)	121,429
250,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/25 (c)	280,475
265,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	311,666
250,000	Regents of the University of California, Series AR (RB) 4.00%, 05/15/26 (c)	287,440
570,000	Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	667,875
370,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 4.13%, 11/01/25 (c)	409,113
750,000	San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	959,047
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	281,875
	San Diego Unified School District, Series I
380,000	0.00%, 07/01/25 (c) ^	188,678
425,000	0.00%, 07/01/25 (c) ^	231,357
215,000	3.13%, 07/01/27 (c)	227,100
595,000	4.00%, 07/01/27 (c)	684,839
230,000	San Francisco Bay Area Rapid Transit District, Series E (GO) 4.00%, 08/01/27 (c)	271,239
150,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	168,746
250,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB) 3.00%, 05/15/25 (c)	262,815
250,000	Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	315,517
	State of California, Various Purpose (GO)
500,000	3.00%, 10/01/29 (c)	525,770
105,000	4.00%, 09/01/26 (c)	118,216
700,000	5.00%, 09/01/26 (c)	844,165
500,000	5.00%, 11/01/27 (c)	623,095
935,000	5.00%, 10/01/28 (c)	1,178,128
240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	268,272
235,000	West Hollywood Public Financing Authority (RB) 4.00%, 04/01/26 (c)	261,492
250,000	West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	292,972
		34,712,225
Colorado: 2.7%
220,000	Adams and Weld Counties, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	265,096
550,000	Board of Governors of Colorado State University System (RB) 4.00%, 03/01/28 (c)	625,047
230,000	City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	262,329
285,000	City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	313,825
120,000	City of Colorado Springs, Utilities System, Series A (RB) 4.00%, 11/15/25 (c)	131,440
750,000	City of Loveland, Electric and Communications Enterprise, Series A (RB) 5.00%, 12/01/28 (c)	927,075
155,000	Colorado Educational and Cultural Facilities Authority, University of Denver Project, Series A (RB) 5.00%, 03/01/27 (c)	186,969
320,000	Colorado Health Facilities Authority, Adventist Health System Series A (RB) 4.00%, 05/15/28 (c)	357,405
280,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	329,731
500,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/29 (c)	503,430
500,000	Colorado Health Facilities Authority, Series A (RB) 5.00%, 11/01/29 (c)	616,805
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	244,024
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	274,585
250,000	5.00%, 12/31/24 (c)	275,280
160,000	Denver Health & Hospital Authority, Series A (RB) 4.00%, 12/01/29 (c)	181,683
230,000	University of Colorado, Series A-2 (RB) 4.00%, 06/01/28 (c)	266,772
		5,761,496
Connecticut: 1.0%
100,000	Connecticut Housing Finance Authority, Series A-1 (RB) 3.50%, 05/15/25 (c)	105,063
300,000	Connecticut Housing Finance Authority, Series B-1 (RB) 4.00%, 05/15/27 (c)	327,249
15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	15,699
250,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/26 (c)	296,720
220,000	Metropolitan District, Clean Water Project, Series A (RB) 5.00%, 11/01/24 (c)	254,195
230,000	State of Connecticut Health and Educational Facilities Authority, Quinnipiac University, Series L (RB) 4.13%, 07/01/25 (c)	250,114
215,000	State of Connecticut, State Revolving Fund, Series A (RB) 5.00%, 05/01/27 (c)	267,443
	University of Connecticut, Series A (RB)
250,000	4.00%, 11/01/28 (c)	286,300
275,000	4.00%, 11/01/28 (c)	315,859
		2,118,642
Delaware: 0.1%
150,000	County of New Castle (GO) 4.00%, 04/01/27 (c)	168,416
115,000	Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	128,464
		296,880
District of Columbia: 1.5%
	District of Columbia Water & Sewer Authority, Public Utility, Series A (RB)
230,000	3.25%, 04/01/26 (c)	243,786
100,000	5.00%, 04/01/26 (c)	120,716
750,000	District of Columbia Water & Sewer Authority, Public Utility, Series B (RB) 5.00%, 04/01/28 (c)	935,122
250,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	289,553
	District of Columbia, Series A (GO)
1,000,000	4.00%, 04/15/29 (c)	1,153,870
100,000	4.00%, 04/15/29 (c)	116,903
250,000	5.00%, 06/01/27 (c)	309,790
		3,169,740
Florida: 4.2%
345,000	Central Florida Expressway Authority (RB) 4.00%, 07/01/27 (c)	387,704
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	307,727
	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA)
340,000	3.00%, 07/01/26 (c)	352,226
200,000	3.25%, 07/01/26 (c)	207,936
255,000	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	272,241
345,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	378,365
900,000	Collier County Water and Sewer District (RB) 3.00%, 07/01/29 (c)	964,368
805,000	County of Miami-Dade (RB) 4.00%, 10/01/26 (c)	896,166
250,000	County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 3.13%, 04/01/26 (c)	263,010
	County of Miami-Dade, Educational Facilities Authority, Series A (RB)
240,000	4.00%, 04/01/25 (c)	261,466
465,000	5.00%, 04/01/25 (c)	533,825
510,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/28 (c)	577,427
210,000	County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	235,486
	County of Miami-Dade, Water and Sewer System, Series B (RB)
140,000	3.13%, 10/01/27 (c)	147,069
360,000	4.00%, 10/01/27 (c)	410,483
100,000	Florida Housing Finance Corp., Series 1 (RB) 3.20%, 07/01/28 (c)	105,117
125,000	Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	149,978
260,000	Halifax Hospital Medical Center (RB) 3.75%, 06/01/26 (c)	273,785
140,000	JEA Electric System, Series Three A (RB) 3.75%, 04/01/20 (c)	140,251
135,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (AGM) (TA) 5.00%, 02/01/24 (c)	153,857
160,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	181,211
265,000	Orange County Health Facilities Authority, Orlando Hospital, Series B (RB) 4.00%, 10/01/26 (c)	289,568
355,000	Palm Beach County, Public Improvement, Professional Sports Franchise Facility Project, Series D (RB) 5.00%, 12/01/25 (c)	425,144
300,000	School District of Broward County (GO) 5.00%, 07/01/28 (c)	372,183
170,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 2.63%, 06/01/26 (c)	175,613
500,000	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO) 3.00%, 06/01/29 (c)	538,910
		9,001,116
Georgia: 2.0%
260,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	285,834
150,000	County of Paulding, Water and Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	153,885
90,000	Dahlonega Downtown Development Authority (RB) 3.13%, 07/01/23 (c)	92,076
185,000	Dalton-Whitfield County Joint Development Authority (RB) 4.00%, 02/15/28 (c)	205,964
500,000	Development Authority for Fulton County, Piedmont Healthcare Inc., Series A (RB) (SAW) 3.00%, 07/01/29 (c)	511,520
270,000	Development Authority of Rockdale County, Piedmont Healthcare, Inc. Project, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	307,633
115,000	Forsyth County School District (GO) 5.00%, 02/01/28 (c)	145,092
350,000	Georgia Higher Education Facilities Authority, USG Real Estate Foundation I, LLC Project (RB) 4.13%, 06/15/25 (c)	385,325
165,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) (AGM) (SAW) 3.35%, 06/01/28 (c)	177,474
150,000	Georgia Housing and Finance Authority, Single Family Mortgage, Series A-1 (RB) 3.20%, 12/01/25 (c)	157,898
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B (RB)
150,000	3.55%, 12/01/26 (c)	160,443
450,000	4.05%, 12/01/27 (c)	489,001
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1
230,000	3.35%, 12/01/41	240,702
115,000	3.35%, 12/01/25 (c)	120,606
335,000	Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	428,405
165,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	183,843
150,000	Private Colleges & Universities Authority, Series B (RB) 3.00%, 10/01/24 (c)	154,335
100,000	State of Georgia, Series A (GO) 3.00%, 02/01/27 (c)	107,259
		4,307,295
Hawaii: 0.9%
130,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	155,884
	City and County of Honolulu, Series C (GO)
750,000	4.00%, 08/01/29 (c)	871,620
200,000	5.00%, 08/01/29 (c)	254,876
500,000	City and County of Honolulu, Wastewater System, Series A (RB) (FHA) 4.00%, 07/01/29 (c)	576,370
		1,858,750
Illinois: 4.3%
100,000	Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	121,467
250,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	291,798
890,000	Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	1,007,097
	Chicago O’Hare International Airport, Series C (RB)
165,000	5.00%, 01/01/26 (c)	196,672
150,000	5.00%, 01/01/27 (c)	180,260
	Chicago O’Hare International Airport, Series D (RB)
510,000	5.00%, 01/01/25 (c)	591,350
150,000	5.00%, 01/01/27 (c)	177,687
255,000	5.00%, 01/01/27 (c)	303,445
250,000	Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	296,145
500,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	582,980
	City of Chicago, Series A (GO)
1,000,000	5.00%, 01/01/29 (c)	1,186,520
350,000	6.00%, 01/01/27 (c)	432,698
	Cook County (RB)
150,000	4.00%, 11/15/27 (c)	168,179
160,000	4.00%, 11/15/27 (c)	178,507
230,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.13%, 05/01/25 (c)	253,357
355,000	Illinois Finance Authority, DePaul University, Series A (RB) 3.00%, 10/01/26 (c)	367,954
510,000	Illinois Finance Authority, Mercy Health Corp. (RB) 5.00%, 06/01/26 (c)	586,531
300,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.13%, 11/15/25 (c)	331,518
	Illinois Finance Authority, Presence Network, Series C (RB)
170,000	4.00%, 02/15/27 (c)	188,224
10,000	4.00%, 02/15/27 (c)	11,920
140,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/25 (c)	166,953
370,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/26 (c)	439,094
165,000	Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/26 (c)	179,393
	State of Illinois, Series A (GO)
630,000	5.00%, 05/01/28 (c)	736,142
250,000	5.00%, 05/01/28 (c)	292,840
		9,268,731
Indiana: 0.6%
240,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.25%, 08/01/25 (c)	288,862
190,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	226,773
120,000	Richmond Hospital Authority, Reid Hospital Project, Series A (RB) 5.00%, 01/01/25 (c)	134,876
515,000	Trustees of Indiana University, Series A (RB) 4.00%, 06/01/25 (c)	565,624
		1,216,135
Iowa: 0.3%
	Iowa Higher Education Loan Authority (RB)
300,000	5.00%, 12/01/26 (c)	361,689
250,000	5.00%, 12/01/26 (c)	302,827
		664,516
Kansas: 0.5%
180,000	Johnson County, Series A (GO) 4.00%, 09/01/27 (c)	207,801
270,000	Lyon County Unified School District No. 253 (GO) 3.00%, 09/01/27 (c)	277,673
	Sedgwick County Unified School District No. 260, Series B (GO)
150,000	4.00%, 10/01/26 (c)	169,521
300,000	5.00%, 10/01/26 (c)	359,538
		1,014,533
Kentucky: 0.9%
500,000	Commonwealth of Kentucky, Series A (CP) 4.00%, 04/15/28 (c)	551,400
600,000	Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	670,614
	Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB)
345,000	3.00%, 11/15/25 (c)	348,564
235,000	3.25%, 11/15/26 (c)	241,561
140,000	University of Kentucky, Series A (RB)
	3.25%, 04/01/25 (c)	146,768
		1,958,907
Louisiana: 1.4%
	East Baton Rouge Sewerage Commission, Series B (RB)
235,000	4.00%, 02/01/25 (c)	257,739
300,000	5.00%, 02/01/25 (c)	350,067
230,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	257,471
	Louisiana Public Facilities Authority, Louisiana State University Nicholson Gateway Project (RB)
315,000	5.00%, 07/01/26 (c)	362,467
340,000	5.00%, 07/01/26 (c)	392,234
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
230,000	4.00%, 05/15/27 (c)	249,780
280,000	4.25%, 05/15/25 (c)	304,368
240,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	284,256
500,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A (RB) 4.50%, 05/01/25 (c)	560,980
		3,019,362
Maine: 0.1%
250,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/27 (c)	311,902
Maryland: 1.6%
	City of Baltimore, Water Projects, Series A (RB) (SAW)
225,000	4.00%, 07/01/29 (c)	257,310
190,000	5.00%, 01/01/25 (c)	219,399
	County of Baltimore (GO)
250,000	4.00%, 03/01/28 (c)	285,408
610,000	4.00%, 03/01/28 (c)	711,858
115,000	Maryland Health and Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	123,949
270,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB) 4.00%, 07/01/26 (c)	290,779
	Maryland Health and Higher Educational Facilities Authority, Series A (RB)
260,000	4.00%, 05/15/27 (c)	286,686
220,000	5.00%, 07/01/26 (c)	257,893
150,000	Maryland Health and Higher Educational Facilities Authority, Series D (RB) 4.00%, 01/01/28 (c)	165,539
100,000	Prince George’s County, Regional Medical Center (CP) 3.25%, 10/01/27 (c)	104,099
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	302,592
390,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/24 (c)	426,250
		3,431,762
Massachusetts: 3.8%
160,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	163,677
315,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	390,849
	Commonwealth of Massachusetts, Series A (GO)
430,000	5.00%, 03/01/24 (c)	490,359
275,000	5.00%, 04/01/27 (c)	340,780
200,000	5.00%, 01/01/28 (c)	245,838
	Commonwealth of Massachusetts, Series E (GO)
120,000	3.00%, 04/01/25 (c)	123,502
275,000	3.25%, 09/01/25 (c)	289,608
440,000	4.00%, 04/01/25 (c)	483,094
375,000	4.00%, 09/01/25 (c)	418,590
295,000	4.00%, 09/01/25 (c)	330,651
245,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	252,972
230,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	258,269
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	122,483
280,000	Massachusetts Development Finance Agency, Boston Medical Center Issue , Series D (RB) 5.00%, 07/01/25 (c)	317,920
200,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	230,088
200,000	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB) 5.00%, 12/01/26 (c)	237,030
300,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	345,585
250,000	Massachusetts Development Finance Agency, Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	271,983
480,000	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources II Issue, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/28 (c)	572,429
250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	275,385
250,000	Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 4.00%, 10/01/27 (c)	284,345
600,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB) 3.63%, 07/01/27 (c)	650,466
250,000	Massachusetts School Building Authority, Series A (RB) 5.00%, 02/15/26 (c)	299,037
565,000	Massachusetts School Building Authority, Series C (RB) 5.00%, 08/15/25 (c)	676,661
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	156,329
		8,227,930
Michigan: 1.8%
390,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	460,106
320,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	378,579
	Michigan Finance Authority, Henry Ford Health System (RB)
225,000	4.00%, 11/15/26 (c)	246,436
110,000	4.00%, 11/15/26 (c)	122,926
	Michigan Finance Authority, Henry Ford Health System, Series A (RB)
250,000	4.00%, 11/02/29 (c)	279,023
135,000	5.00%, 11/02/29 (c)	166,486
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
410,000	4.00%, 06/01/25 (c)	451,209
150,000	4.00%, 06/01/27 (c)	167,139
750,000	Michigan State Housing Development Authority, Series A-1 (RB) 3.35%, 10/01/28 (c)	778,650
	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB)
100,000	3.70%, 12/01/25 (c)	107,472
545,000	4.00%, 06/01/28 (c)	595,254
190,000	Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	232,693
		3,985,973
Minnesota: 0.2%
	City of Apple Valley, Minnesota Senior Living LLC Project, Series A (RB)
175,000	4.25%, 01/01/22 (c)	165,681
125,000	4.50%, 01/01/22 (c)	116,969
100,000	City of Apple Valley, Minnesota Senior Living LLC Project, Series B (RB) 5.00%, 01/01/22 (c)	77,827
		360,477
Missouri: 0.5%
100,000	Health & Educational Facilities Authority of the State of Missouri, Sant Louis University, Series A (RB) 5.00%, 04/01/29 (c)	123,645
315,000	Health and Educational Facilities Authority, BJC Health System, Series C (RB) 4.00%, 07/01/26 (c) (p)	344,897
235,000	Health and Educational Facilities Authority, Mercy Health, Series C (RB) 4.00%, 11/15/27 (c)	267,247
250,000	Health and Educational Facilities Authority, Mercy Health, Series F (RB) 4.00%, 11/15/24 (c)	270,265
130,000	Health and Educational Facilities Authority, Saint Louis University (RB) 5.00%, 10/01/25 (c)	153,166
		1,159,220
Montana: 0.1%
220,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	236,643
Nebraska: 0.8%
475,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/37	652,151
505,000	Nebraska Public Power District, Series A-2 (RB) 5.00%, 01/01/22 (c)	540,618
480,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	489,240
		1,682,009
Nevada: 1.0%
390,000	City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	461,054
120,000	Clark County Limited Tax (GO) 3.00%, 06/01/29 (c)	126,980
	Clark County, Limited Tax, Series A (GO)
485,000	5.00%, 06/01/28 (c)	595,139
125,000	5.00%, 06/01/28 (c)	157,056
250,000	County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	311,847
200,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	218,932
100,000	Las Vegas Redevelopment Agency (TA) 5.00%, 06/15/26 (c)	114,349
135,000	Las Vegas Valley Water District, Series A (GO) 4.00%, 02/01/27 (c)	152,190
		2,137,547
New Hampshire: 0.2%
265,000	New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	301,326
200,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	225,618
		526,944
New Jersey: 2.7%
	Atlantic County Improvement Authority, Series A (RB) (AGM)
140,000	3.25%, 07/01/26 (c)	146,677
165,000	4.00%, 07/01/26 (c)	180,106
180,000	Board of Education of the Toms River Regional School District (GO) 3.00%, 07/15/26 (c)	187,378
165,000	New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 4.00%, 07/01/27 (c)	195,857
320,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	378,582
	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, Series A (RB)
130,000	5.00%, 07/01/24 (c)	149,694
55,000	5.00%, 07/01/26 (c)	66,407
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
910,000	4.50%, 12/15/28 (c)	1,022,804
485,000	4.75%, 06/15/25 (c)	538,559
190,000	5.00%, 06/15/25 (c)	212,454
380,000	New Jersey Turnpike Authority, Series A (RB) 4.00%, 01/01/29 (c)	438,824
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	124,090
215,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	251,567
210,000	New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	240,435
	Rutgers, State University of New Jersey, Series M (RB)
290,000	3.13%, 05/01/21 (c)	293,509
125,000	3.13%, 05/01/21 (c)	126,406
	Tobacco Settlement Financing Corp., Series A (RB)
205,000	5.00%, 06/01/28 (c)	238,938
405,000	5.00%, 06/01/28 (c)	486,036
500,000	Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	573,165
		5,851,488
New Mexico: 0.3%
250,000	New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 08/01/29 (c)	283,843
245,000	New Mexico Mortgage Finance Authority, Series C (RB) 3.60%, 07/01/28 (c)	263,189
		547,032
New York: 16.2%
1,000,000	Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,177,360
110,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM) 3.00%, 01/15/27 (c)	112,113
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	252,713
500,000	5.00%, 01/01/26 (c)	564,700
100,000	City of New York, Series D-1 (GO) 5.00%, 12/01/28 (c)	126,049
	City of New York, Subseries B-1 (GO)
110,000	3.00%, 10/01/29 (c)	115,210
200,000	5.00%, 10/01/27 (c)	247,128
125,000	County of Nassau, Series C (GO) 5.00%, 04/01/26 (c)	147,120
255,000	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	298,661
115,000	Dutchess County Local Development Corp., Marist College Project, Series A (RB) 5.00%, 07/01/25 (c)	135,608
	Hudson Yards Infrastructure Corp., Series A (RB)
500,000	4.00%, 02/15/27 (c)	568,365
1,160,000	5.00%, 02/15/27 (c)	1,416,615
290,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	308,574
300,000	Long Island Power Authority, Electric System (RB) 5.00%, 09/01/27 (c)	362,406
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	347,922
715,000	5.00%, 11/15/28 (c)	879,872
155,000	Metropolitan Transportation Authority, Series B (RB) 5.25%, 05/15/25 (c)	180,418
1,000,000	Metropolitan Transportation Authority, Series C (RB) (AGM) 4.00%, 11/15/29 (c)	1,149,660
	Metropolitan Transportation Authority, Series C-1 (RB)
225,000	5.00%, 11/15/26 (c)	270,070
370,000	5.25%, 11/15/26 (c)	444,459
250,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/40 ^	143,815
250,000	Metropolitan Transportation Authority, Series D (RB) 4.00%, 05/15/28 (c)	281,970
145,000	MTA Hudson Rail Yards Trust, Series A (RB) 5.00%, 11/15/23 (c)	161,742
500,000	New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/29 (c)	577,450
275,000	New York City Housing Development Corp., Multi-Family Housing, Series D (RB) 3.65%, 02/01/25 (c)	290,502
500,000	New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB) 3.00%, 03/01/27 (c)	518,025
	New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB)
425,000	3.45%, 11/01/25 (c)	451,894
250,000	3.75%, 11/01/25 (c)	263,700
375,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	441,622
190,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	216,813
175,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 4.00%, 06/15/27 (c)	200,284
205,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	242,552
230,000	New York City Transitional Finance Authority Building Aid, Subseries S-4A (RB) (SAW) 4.00%, 07/15/28 (c)	267,101
235,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.00%, 01/15/26 (c)	262,253
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
315,000	4.00%, 05/01/26 (c)	352,186
250,000	5.00%, 08/01/25 (c)	299,250
260,000	5.00%, 08/01/28 (c)	323,697
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB)
200,000	5.00%, 08/01/27 (c)	247,140
1,000,000	5.00%, 05/01/29 (c)	1,278,130
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	616,070
400,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB) 4.00%, 08/01/27 (c)	454,904
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
120,000	4.00%, 05/01/29 (c)	139,126
250,000	4.00%, 05/01/29 (c)	292,972
285,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	347,119
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-3 (RB)
175,000	3.00%, 02/01/26 (c)	183,405
245,000	3.00%, 02/01/26 (c)	257,539
200,000	New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	257,940
500,000	New York City Water and Sewer System, Series CC-1 (RB) 5.00%, 12/15/26 (c)	618,970
500,000	New York City Water and Sewer System, Series CC-2 (RB) 4.00%, 12/15/29 (c)	586,995
300,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/29 (c)	382,860
270,000	New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	323,978
	New York Convention Center Development Corp., Series A (RB)
230,000	0.00%, 11/15/47 ^	108,123
170,000	0.00%, 11/15/54 ^	62,608
285,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 03/15/29 (c)	357,940
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series 1 (RB)
205,000	4.00%, 07/01/27 (c)	238,313
300,000	4.00%, 07/01/29 (c)	356,607
250,000	New York State Dormitory Authority, New York Columbia University, Series A (RB) 5.00%, 10/01/47	401,892
405,000	New York State Dormitory Authority, New York Columbia University, Series B (RB) (FHA) 5.00%, 04/01/28 (c)	517,946
	New York State Dormitory Authority, New York University, Series A (RB)
160,000	2.13%, 07/01/21 (c)	160,472
375,000	4.00%, 07/01/26 (c)	426,412
200,000	4.00%, 07/01/26 (c)	226,500
600,000	5.00%, 07/01/28 (c)	761,190
235,000	5.00%, 07/01/28 (c)	296,981
390,000	5.00%, 07/01/28 (c)	491,295
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
250,000	5.00%, 08/15/26 (c)	303,650
170,000	5.00%, 03/15/29 (c)	217,447
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
250,000	4.00%, 03/15/27 (c)	280,410
800,000	4.00%, 03/15/27 (c)	895,432
155,000	5.00%, 03/15/24 (c)	178,952
150,000	5.00%, 03/15/27 (c)	182,316
420,000	New York State Dormitory Authority, The New School, Series A (RB) 5.00%, 01/01/27 (c)	495,646
225,000	New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	243,455
195,000	New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	208,964
	New York State Thruway Authority, Series B (RB) (AGM)
750,000	4.00%, 01/01/30 (c)	855,675
500,000	4.00%, 01/01/30 (c)	589,095
	New York State Urban Development Corp., State Personal Income, Series A (RB)
115,000	5.00%, 09/15/25 (c)	136,825
500,000	5.00%, 09/15/28 (c)	620,165
450,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	539,991
485,000	Port Authority of New York and New Jersey, Series 212 (RB) 4.00%, 09/01/29 (c)	575,098
700,000	Port Authority of New York and New Jersey, Series 213 (RB) 5.00%, 09/01/29 (c)	904,631
190,000	State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	201,666
300,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	362,604
130,000	Triborough Bridge and Tunnel Authority, Series B-3 (RB) 5.00%, 11/15/25 (c)	155,987
1,000,000	Triborough Bridge and Tunnel Authority, Series C (RB) 3.00%, 11/15/29 (c)	1,045,460
	Utility Debt Securitization Authority (RB)
160,000	5.00%, 12/15/25 (c)	194,101
550,000	5.00%, 12/15/27 (c)	693,390
370,000	Westchester County Local Development Corp., Medical Center (RB) 3.75%, 11/01/25 (c)	390,161
		35,064,427
North Carolina: 2.1%
100,000	North Carolina Agricultural and Technical State University, Series A (RB) 5.00%, 10/01/25 (c)	116,939
265,000	North Carolina Capital Facilities Finance Agency, Duke University Project, Series B (RB) 5.00%, 10/01/25 (c)	316,121
	North Carolina Housing Finance Agency Home Ownership, Series 39-B (RB)
140,000	3.85%, 07/01/27 (c)	154,241
330,000	4.00%, 07/01/27 (c)	360,792
350,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	390,460
	North Carolina Medical Care Commission, Novant Health, Series A (RB)
220,000	3.13%, 11/01/29 (c)	228,142
750,000	4.00%, 11/01/29 (c)	850,020
	North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
500,000	3.00%, 01/01/30 (c)	512,100
500,000	5.00%, 01/01/30 (c)	620,565
750,000	5.00%, 01/01/30 (c)	922,897
		4,472,277
Ohio: 3.0%
	American Municipal Power, Inc., Series A (RB)
190,000	4.00%, 02/15/26 (c)	206,999
220,000	5.00%, 02/15/26 (c)	256,100
240,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	264,427
100,000	City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	121,843
100,000	Clermont County Port Authority, West Clermont Local School District Project (RB) 4.25%, 12/01/25 (c)	108,338
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	452,906
150,000	County of Allen, Mercy Health, Series A (RB) 5.00%, 11/01/24 (c)	170,448
500,000	County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	759,180
260,000	County of Franklin, Trinity Health Credit Group (RB) 5.00%, 06/01/27 (c)	314,353
500,000	County of Montgomery, Ohio Hospital Facilities, Series A (RB) 3.00%, 11/15/29 (c)	503,430
1,000,000	County of Ross, Adena Health System Obligated Group Project (RB) 5.00%, 12/01/29 (c)	1,212,500
150,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	162,929
250,000	Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	280,330
190,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	220,885
350,000	Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	372,816
230,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	244,391
500,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	643,550
250,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 02/01/26 (c)	300,890
		6,596,315
Oklahoma: 0.4%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	279,468
350,000	Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/26 (c)	386,813
100,000	University of Oklahoma, Series C (RB) 4.00%, 07/01/25 (c)	110,336
		776,617
Oregon: 1.2%
190,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	215,943
295,000	Multnomah County School District No. 1J, Series B (GO) (SBG) 3.25%, 06/15/27 (c)	314,019
	North Clackamas School District No. 12, Series A (GO) (SBG)
175,000	0.00%, 06/15/27 (c) ^	87,710
465,000	0.00%, 06/15/27 (c) ^	245,325
170,000	Oregon Health and Science University, Series B (RB) 4.00%, 07/01/26 (c)	187,260
240,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	264,516
510,000	Sherwood School District No. 88J, Series A (GO) (SBG) 0.00%, 06/15/28 (c) ^	178,949
	State of Oregon, Higher Education, Series G (GO)
500,000	3.00%, 08/01/29 (c)	535,925
500,000	3.00%, 08/01/29 (c)	537,905
		2,567,552
Pennsylvania: 5.7%
685,000	Allegheny County Sanitary Authority, Sewer Revenue 5.00%, 06/01/28 (c)	842,975
1,025,000	Berks County Industrial Development Authority, Tower Health Project (RB) 5.00%, 11/01/27 (c)	1,191,788
180,000	Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) 4.00%, 10/01/27 (c)	199,573
505,000	City of Philadelphia, Series B (GO) 5.00%, 08/01/29 (c)	639,032
1,170,000	Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,310,107
500,000	County of Allegheny, Series C-77 (GO) 5.00%, 11/01/28 (c)	620,480
	Delaware County Authority, Commonwealth of Pennsylvania, Series A (RB)
140,000	3.75%, 04/01/27 (c)	151,760
170,000	5.00%, 04/01/27 (c)	205,093
230,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	256,393
610,000	General Authority of Southcentral Pennsylvania, WellSpan Health Obligated Group, Series A (RB) 4.00%, 06/01/29 (c)	694,448
145,000	Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	160,545
110,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	137,171
150,000	Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group (RB) 5.00%, 11/15/26 (c)	176,841
115,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 4.00%, 08/15/25 (c)	126,244
750,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 118 B (RB) 4.05%, 04/01/25 (c)	788,017
	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123 B (RB)
195,000	3.20%, 10/01/25 (c)	201,880
250,000	3.90%, 10/01/26 (c)	272,728
260,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 125 B (RB) 3.65%, 04/01/27 (c)	276,645
100,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 128 B (RB) 3.85%, 10/01/27 (c)	110,548
	Pennsylvania Turnpike Commission, Motor License, Third Series
250,000	4.00%, 12/01/27 (c)	280,838
155,000	5.00%, 12/01/27 (c)	188,441
650,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	803,270
	Pennsylvania Turnpike Commission, Series A (RB) (AGM)
125,000	4.00%, 12/01/26 (c)	139,835
500,000	5.00%, 12/01/29 (c)	615,135
150,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	181,646
	Pennsylvania Turnpike Commission, Series B (RB)
230,000	5.00%, 12/01/25 (c)	269,348
100,000	5.00%, 12/01/25 (c)	118,892
125,000	5.00%, 12/01/25 (c)	144,963
205,000	5.00%, 12/01/25 (c)	241,738
100,000	Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/25 (c)	114,474
305,000	Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	361,989
220,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	256,056
145,000	West View Municipal Authority Water Revenue (RB) 4.00%, 11/15/24 (c)	156,881
		12,235,774
Rhode Island: 0.2%
310,000	Rhode Island Health and Educational Building Corp., Brown University Issue, Series A (RB) 4.00%, 09/01/27 (c)	353,639
South Carolina: 0.9%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	105,231
195,000	Greenville Health System, Series B (RB) 5.00%, 05/01/24 (c)	218,802
100,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	105,432
	South Carolina Public Service Authority, Series A (RB)
125,000	4.00%, 06/01/25 (c)	134,649
205,000	5.00%, 06/01/25 (c)	233,782
	South Carolina Public Service Authority, Series C (RB)
120,000	4.00%, 12/01/24 (c)	128,443
200,000	5.00%, 12/01/24 (c)	226,910
185,000	South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/25 (c)	215,192
665,000	South Carolina Transportation Infrastructure Bank, Series A (RB) 3.00%, 10/01/25 (c)	689,432
		2,057,873
Tennessee: 1.0%
125,000	Metropolitan Nashville Airport Authority, Series A (RB) 5.00%, 07/01/25 (c)	147,903
	Sullivan County (GO)
250,000	3.75%, 05/01/26 (c)	267,780
230,000	4.00%, 05/01/26 (c)	254,440
	Tennessee Housing Development Agency, Series 3 (RB)
500,000	2.95%, 01/01/29 (c)	508,475
355,000	3.60%, 01/01/27 (c)	382,800
585,000	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB) 5.00%, 11/01/25 (c)	691,961
		2,253,359
Texas: 10.3%
190,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	197,929
350,000	Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	378,455
500,000	Arlington Higher Education Finance Corp. (RB) 4.00%, 08/15/29 (c)	575,445
150,000	Board of Regents of the Houston University System, Series C (RB) 4.00%, 02/15/26 (c)	167,709
650,000	Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	738,348
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	293,915
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	291,080
175,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	202,342
165,000	City of Arlington, Senior Lien Special Tax, Series A (AGM) (ST) 4.00%, 02/15/28 (c)	185,561
280,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	337,439
260,000	City of Corpus Christi, Utility System, Series C (RB) 5.00%, 07/15/25 (c)	303,766
190,000	City of Dallas (GO) (AGM) 3.25%, 02/15/27 (c)	202,553
280,000	City of Denton (GO) 4.00%, 02/15/27 (c)	310,164
285,000	City of El Paso (GO) 4.00%, 08/15/26 (c)	318,658
440,000	City of Houston, Combined Utility System, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	499,105
220,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	275,011
265,000	Cleburne Independent School District (GO) 5.00%, 02/15/26 (c)	313,627
250,000	College of the Mainland (GO) 3.75%, 08/15/28 (c)	274,348
150,000	Collin County Community College District (GO) 3.50%, 08/15/22 (c)	154,451
250,000	Coppell Independent School District (GO) 4.00%, 08/15/28 (c)	284,248
	County of Bexar, Combined Venue Tax (RB) (AGM)
55,000	3.75%, 08/15/24 (c)	58,228
220,000	4.00%, 06/15/26 (c)	247,430
400,000	County of Travis, Series A (GO) 5.00%, 03/01/29 (c)	511,944
250,000	Cypress-Fairbanks Independent School District, Series A (GO) 4.00%, 02/15/29 (c)	293,080
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
220,000	5.00%, 12/01/25 (c)	262,339
175,000	5.00%, 12/01/25 (c)	209,832
	Frisco Independent School District (GO)
200,000	4.00%, 02/15/25 (c)	219,784
1,020,000	4.00%, 02/15/27 (c)	1,148,642
250,000	Galena Park Independent School District (GO) 3.00%, 02/15/29 (c)	267,353
640,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	784,384
195,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 3.13%, 07/01/26 (c)	205,056
350,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 3.00%, 10/01/29 (c)	367,724
185,000	Harris County, Cultural Education Facilities Finance Corp., Thermal Utility Project (RB) 4.00%, 11/15/27 (c)	211,529
	Harris County, Toll Road Senior Lien, Series A (RB)
150,000	4.00%, 02/15/28 (c)	173,642
340,000	5.00%, 08/15/26 (c)	408,938
215,000	Keller Independent School District (GO) 4.00%, 08/15/25 (c)	239,676
200,000	Klein Independent School District (GO) 4.00%, 08/01/26 (c)	221,296
305,000	Klein Independent School District, Series A (GO) 4.00%, 08/01/25 (c)	333,646
	Leander Independent School District, Series A (GO)
125,000	0.00%, 08/16/26 (c) ^	51,416
1,460,000	0.00%, 08/16/26 (c) ^	654,547
300,000	2.75%, 03/02/20 (c)	300,171
100,000	Leander Independent School District, Series D (GO) 0.00%, 08/15/24 (c) ^	47,573
	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series A-1 (RB)
800,000	5.00%, 07/01/26 (c)	870,240
520,000	5.00%, 07/01/26 (c)	568,786
250,000	North Fort Bend Water Authority, Series A (RB) 4.00%, 12/15/29 (c)	292,080
290,000	North Texas Tollway Authority, First Tier, Series A (RB) 4.00%, 01/01/26 (c)	323,483
345,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/23 (c)	380,400
250,000	San Antonio Independent School District (GO) 4.00%, 08/15/28 (c)	291,883
500,000	San Jacinto College District, Series A (GO) 5.00%, 02/15/29 (c)	621,395
145,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	153,871
325,000	State of Texas, Series D 4.00%, 05/15/25 (c)	357,909
115,000	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB) 4.00%, 05/15/26 (c)	126,970
250,000	Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	304,455
220,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 4.00%, 08/15/26 (c)	241,023
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
150,000	5.00%, 08/15/24 (c)	171,440
290,000	5.00%, 08/15/24 (c)	332,972
485,000	Texas Water Development Board (RB) 5.00%, 10/15/26 (c)	585,439
	Texas Water Development Board, Series A (RB)
500,000	3.00%, 10/15/29 (c)	536,090
325,000	4.00%, 04/15/28 (c)	371,764
265,000	5.00%, 10/15/25 (c)	317,934
840,000	5.00%, 04/15/28 (c)	1,045,985
	Texas Water Development Board, Series B (RB)
225,000	5.00%, 10/15/28 (c)	281,068
110,000	5.00%, 10/15/28 (c)	140,191
250,000	West Harris County Regional Water Authority (RB) 3.00%, 12/15/29 (c)	252,668
230,000	West Travis County Public Utility Agency (RB)
	4.00%, 08/15/27 (c)	258,488
		22,348,918
Utah: 0.6%
360,000	Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	444,341
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	215,796
350,000	4.00%, 05/15/24 (c)	375,567
220,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	261,356
		1,297,060
Vermont: 0.1%
220,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	257,228
Virginia: 0.6%
260,000	Chesapeake Bay Bridge and Tunnel District, First Tier (RB) (AGM) 5.00%, 07/01/26 (c)	312,036
250,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	280,613
250,000	Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	281,960
	Virginia Commonwealth Transportation Board (RB)
105,000	3.00%, 05/15/26 (c)	110,494
150,000	3.25%, 05/15/28 (c)	161,436
195,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	209,520
		1,356,059
Washington: 2.4%
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
210,000	5.00%, 11/01/25 (c)	247,972
245,000	5.00%, 11/01/25 (c)	294,573
450,000	City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	507,217
230,000	City of Seattle, Municipal Light and Power Improvement, Series C (RB) 4.00%, 09/01/27 (c)	261,982
590,000	County of King, Housing Authority, Ballinger Commons Apartments (RB) 3.50%, 05/01/28 (c)	646,103
500,000	King & Snohomish Counties, Northshore School District No. 417 (GO) (SBG) 4.00%, 06/01/29 (c)	589,320
360,000	Port of Seattle (GO) 5.00%, 01/01/27 (c)	439,297
	State of Washington, Various Purpose, Series A (GO)
340,000	5.00%, 08/01/26 (c)	414,446
200,000	5.00%, 08/01/27 (c)	248,398
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	540,626
100,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-2 (RB) 5.00%, 08/01/29 (c)	123,782
435,000	Washington Health Care Facilities Authority, MultiCare Health System, Series A (RB) 5.00%, 08/15/25 (c)	503,560
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	218,612
125,000	Washington State Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	137,991
		5,173,879
West Virginia: 1.0%
500,000	State of West Virginia, Series A (GO) 5.00%, 06/01/29 (c)	644,170
	State of West Virginia, Series B (GO)
310,000	4.00%, 06/01/28 (c)	355,505
100,000	5.00%, 06/01/28 (c)	124,877
505,000	West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Series A (RB) 4.00%, 01/01/29 (c)	555,944
	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB)
160,000	3.25%, 06/01/26 (c)	166,334
200,000	4.00%, 06/01/28 (c)	219,136
		2,065,966
Wisconsin: 0.8%
250,000	Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	303,455
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
275,000	4.00%, 05/15/26 (c)	304,645
410,000	4.50%, 05/15/26 (c)	474,046
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	228,710
225,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	232,801
	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
115,000	4.00%, 02/15/27 (c)	122,347
105,000	4.00%, 02/15/27 (c)	112,963
		1,778,967
Wyoming: 0.1%
90,000	Wyoming Community Development Authority Housing, Series 3 (RB) 3.70%, 06/01/24 (c)	94,446
160,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	189,040
		283,486
Total Municipal Bonds: 98.8% (Cost: $201,419,753)		213,396,247
Other assets less liabilities: 1.2%		2,676,032
NET ASSETS: 100.0%		$216,072,279

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	8.6%	$18,305,995
Health Care	19.3	41,237,884
Housing	5.0	10,635,187
Industrial Revenue	1.4	3,066,017
Leasing	3.4	7,373,205
Local	14.9	31,760,091
Power	4.7	10,144,390
Special Tax	10.7	22,765,563
State	6.4	13,608,520
Tobacco	1.0	2,062,962
Transportation	14.1	30,088,430
Water & Sewer	10.5	22,348,003
	100.0%	$213,396,247

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.2%
Alabama: 2.5%
$250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$276,295
125,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	143,154
	Alabama Public School and College Authority, Series B (RB)
285,000	5.00%, 01/01/21	295,756
25,000	5.00%, 01/01/23	27,964
	Black Belt Energy Gas District, Series A (RB) (SAW)
470,000	4.00%, 09/01/23 (c) (p)	513,964
860,000	5.00%, 12/01/23	976,754
375,000	Jefferson County (RB) 5.00%, 09/15/22	412,871
1,500,000	Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 09/01/25 (c) (p)	1,705,935
250,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 03/01/24 (c) (p)	275,465
450,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/23	512,793
		5,140,951
Alaska: 0.4%
750,000	Alaska Municipal Bond Bank Authority, Series 3 (RB) 4.00%, 12/01/21	790,162
125,000	Alaska Railroad Corp., Series B (RB) 5.00%, 08/01/23	141,126
		931,288
Arizona: 1.4%
15,000	Arizona Health Facilities, Banner Health, Series A (RB) 5.00%, 01/01/23	16,723
95,000	Arizona School Facilities Board, Series A (CP) 5.00%, 09/01/20	97,239
225,000	Board of Regents of Arizona, University Projects, Series A (CP) 5.00%, 06/01/22	246,015
125,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/23	142,233
200,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB) 5.00%, 07/01/24	235,486
250,000	City of Phoenix Civic Improvement Corp., Series D (RB) 5.00%, 07/01/23	284,192
250,000	City of Tucson, Water System Revenue (RB) 5.00%, 07/01/21	264,383
50,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/22	54,923
500,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 5.00%, 01/01/26	614,415
	Pima County (GO)
15,000	4.00%, 07/01/22	16,113
310,000	4.00%, 07/01/23	342,352
	State of Arizona (CP)
105,000	5.00%, 10/01/21	112,141
500,000	5.00%, 09/01/22	552,050
		2,978,265
California: 13.6%
100,000	ABAG Finance Authority for Nonprofit Corporations, Series A (RB) 5.00%, 08/01/21	106,447
250,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	283,317
400,000	Bay Area Toll Authority, Series B (RB) 2.85%, 10/01/24 (c) (p)	434,416
475,000	Bay Area Toll Authority, Series G (RB) 2.00%, 10/01/23 (c) (p)	493,311
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	504,130
105,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) (SAW) 5.00%, 10/01/25 (p)	128,452
500,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/18/22 (p)	555,210
100,000	California Infrastructure and Economic Development Bank, Clean Water State (RB) 5.00%, 10/01/24	119,841
325,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/22	351,260
720,000	California State Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	758,016
1,215,000	California State Public Works Board, Series D (RB) 5.00%, 09/01/23	1,393,775
450,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/22	499,464
320,000	California State University, Series A (RB) 5.00%, 11/01/21	343,949
70,000	California State University, Series B-2 (RB) 4.00%, 05/01/21 (c) (p)	72,664
100,000	California Statewide Communities Development Authority, Southern California Edison Company, Series D (RB) 2.63%, 12/01/23 (p)	105,068
100,000	City and County of San Francisco, Series B (CP) 5.00%, 04/01/25	121,691
250,000	City and County of San Francisco, Series R-1 (GO) 5.00%, 06/15/21	264,775
275,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	294,220
500,000	Contra Costa Transportation Authority Sales Tax, Series A (RB) 5.00%, 03/01/21	523,315
285,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	312,477
275,000	Elk Grove Unified School District (GO) 5.00%, 08/01/21	292,770
500,000	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/22	547,305
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
700,000	5.00%, 06/01/21	735,133
1,000,000	5.00%, 06/01/23	1,121,390
500,000	Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	540,045
	Los Angeles Department of Water and Power, Series A (RB)
35,000	5.00%, 07/01/21	37,095
250,000	5.00%, 07/01/23	286,007
200,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/22	220,400
	Los Angeles Unified School District, Series A (GO)
10,000	4.00%, 07/01/21	10,459
60,000	5.00%, 07/01/21	63,592
500,000	5.00%, 07/01/22	550,115
750,000	5.00%, 07/01/24	885,922
130,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	148,346
35,000	Metropolitan Water District of Southern California, Series E (RB) 5.00%, 07/01/21	37,131
125,000	Municipal Improvement Corp. of Los Angeles, Series A 5.00%, 11/01/23	144,584
1,000,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,110,210
	Oakland Unified School District (GO) (AGM)
515,000	5.00%, 08/01/21	546,533
430,000	5.00%, 08/01/23	489,430
350,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/23	398,373
100,000	Orange County Sanitation District (RB) 5.00%, 02/01/24	117,170
930,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.13%, 04/01/23 (c) (p)	963,499
15,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/22	16,748
240,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/21	253,258
420,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	443,201
100,000	Riverside County Transportation Commission, Series A (RB) 5.00%, 06/01/21	105,743
250,000	Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	306,790
300,000	Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	342,336
15,000	Sacramento County, Sanitation District Financial Authority, Series A (RB) 5.00%, 12/01/21	16,167
125,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/24	148,701
100,000	San Diego County Water Authority, Series A (RB) 5.00%, 05/01/23	113,777
25,000	San Diego Public Facilities Financing Authority (RB) 5.00%, 05/15/22	27,434
100,000	San Francisco Community College District (GO) 5.00%, 06/15/24	118,463
10,000	San Francisco State Building Authority, Civic Center Complex, Series A (RB) 5.00%, 12/01/21	10,790
285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	293,875
	State of California, Various Purpose (GO)
300,000	4.00%, 11/01/24	344,169
500,000	5.00%, 09/01/21	532,800
300,000	5.00%, 09/01/21	319,680
145,000	5.00%, 08/01/22	159,955
265,000	5.00%, 09/01/22	293,230
1,000,000	5.00%, 09/01/23	1,147,140
600,000	5.00%, 09/01/23	688,284
500,000	5.00%, 09/01/23	573,570
250,000	5.00%, 10/01/23	287,625
525,000	5.00%, 11/01/23	605,782
100,000	5.00%, 03/01/24	116,688
100,000	5.00%, 10/01/24	119,030
250,000	5.00%, 11/01/24	298,407
100,000	5.00%, 03/01/25	120,689
1,500,000	5.00%, 08/01/25	1,834,665
300,000	Stockton Unified School District (GO) 5.00%, 08/01/23	341,685
	Tobacco Securitization Authority of Southern California, Series A-1 (RB) (AGM)
250,000	5.00%, 06/01/21	263,088
480,000	5.00%, 06/01/23	540,274
500,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	502,640
		28,197,991
Colorado: 0.5%
125,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	139,705
250,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/22	275,327
500,000	Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	606,995
		1,022,027
Connecticut: 3.6%
215,000	City of New Haven, Series A (GO) (AGM) 5.00%, 08/15/24	250,643
1,000,000	Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 5.00%, 07/01/25	1,191,260
390,000	State of Connecticut Health and Educational Facilities Authority, Yale University, Series C-2 (RB) 5.00%, 02/01/23 (p)	435,946
	State of Connecticut, Series A (GO)
280,000	5.00%, 03/15/23	314,583
265,000	5.00%, 04/15/23	298,589
	State of Connecticut, Series B (GO)
375,000	4.00%, 05/15/23	411,030
290,000	5.00%, 05/15/21	305,063
125,000	State of Connecticut, Series C (GO) 5.00%, 06/15/24	146,431
	State of Connecticut, Series D (GO)
115,000	5.00%, 06/15/20	116,716
300,000	5.00%, 08/15/23	341,913
350,000	State of Connecticut, Series E (GO) 5.00%, 10/15/22	387,835
290,000	State of Connecticut, Series G (GO) 3.00%, 11/01/20	294,533
	State of Connecticut, Special Tax Obligation, Series A (RB)
305,000	5.00%, 01/01/22	328,183
325,000	5.00%, 09/01/22	358,218
300,000	5.00%, 01/01/23	334,557
375,000	5.00%, 04/15/23	422,531
300,000	5.00%, 08/01/23	341,352
100,000	5.00%, 09/01/23	114,105
175,000	5.00%, 09/01/23	199,684
250,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 08/01/23	284,460
	University of Connecticut, Series A (RB)
170,000	5.00%, 01/15/22	183,354
370,000	5.00%, 02/15/24	428,057
		7,489,043
District of Columbia: 1.4%
	District of Columbia, Series A (GO)
1,020,000	5.00%, 06/01/21	1,075,916
440,000	5.00%, 06/01/22	482,271
120,000	District of Columbia, Series B (GO) 5.00%, 06/01/25	145,996
500,000	District of Columbia, Series E (GO) 5.00%, 06/01/25	608,315
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
225,000	5.00%, 07/01/24	265,028
100,000	5.00%, 07/01/25	121,691
100,000	Washington Metropolitan Area Transit Authority, Series B (RB) 5.00%, 07/01/25	121,691
		2,820,908
Florida: 4.5%
	Citizens Property Insurance Corp., Series A-1 (RB)
300,000	5.00%, 12/01/21 (c)	321,882
2,000,000	5.00%, 12/01/24 (c)	2,379,320
265,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/24	313,296
110,000	County of Miami-Dade, Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	111,865
50,000	County of Miami-Dade, Expressway Authority Toll System, Series B (RB) 5.00%, 07/01/20	50,802
	County of Miami-Dade, Water and Sewer System (RB)
185,000	5.00%, 10/01/20	190,039
495,000	5.00%, 10/01/23	568,918
200,000	Hillsborough County (RB) 5.00%, 11/01/21	214,136
710,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA) 5.00%, 02/01/24	820,355
85,000	Miami-Dade County, School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	85,842
100,000	Orange County Health Facilities Authority, Orlando Health Obligated Group, Series B (RB) 5.00%, 10/01/22	110,379
100,000	Palm Beach County School Board, Series B (CP) 5.00%, 08/01/22	110,079
270,000	School District of Broward County, Series A (CP) 5.00%, 07/01/22	296,109
340,000	School District of Broward County, Series C (CP) 5.00%, 07/01/24	399,197
450,000	State of Florida, Board of Education, Lottery Revenue, Series A (RB) 5.00%, 07/01/23	512,037
1,150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/24	1,349,720
130,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	147,490
125,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/22	136,979
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
275,000	5.00%, 06/01/21	290,075
150,000	5.00%, 06/01/23	170,181
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
225,000	5.00%, 06/01/23	255,272
100,000	5.00%, 06/01/24	117,367
	State of Florida, Department of Management Services, Series A (CP)
275,000	5.00%, 08/01/22	302,932
180,000	5.00%, 09/01/23	206,210
		9,460,482
Georgia: 2.2%
500,000	Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	516,460
290,000	Georgia State Road and Tollway Authority, Series B (RB) 5.00%, 06/01/21	305,741
500,000	Main Street Natural Gas, Inc., Series A (RB) 4.00%, 06/01/23 (c) (p)	547,905
500,000	Main Street Natural Gas, Inc., Series C (RB) 4.00%, 06/01/23	546,615
730,000	Richmond County, Board of Education (GO) (SAW) 5.00%, 10/01/21	778,895
	State of Georgia, Series A (GO)
160,000	5.00%, 02/01/23	179,707
15,000	5.00%, 02/01/23	16,848
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,196,450
460,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	486,800
		4,575,421
Hawaii: 1.0%
120,000	City and County of Honolulu, Series B (GO) 5.00%, 10/01/23	137,873
115,000	City and County of Honolulu, Wastewater System, Series A (RB) 5.00%, 07/01/24	135,132
120,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/23	137,873
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	523,860
700,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/23	804,258
110,000	State of Hawaii, Series FN (GO) 5.00%, 10/01/24	130,711
100,000	State of Hawaii, Series FT (GO) 5.00%, 01/01/23	111,887
		1,981,594
Idaho: 0.5%
950,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	1,018,542
Illinois: 4.5%
	Chicago O’Hare International Airport, Series B (RB)
100,000	5.00%, 01/01/22	107,759
445,000	5.00%, 01/01/24	512,934
	Chicago O’Hare International Airport, Series C (RB)
250,000	5.00%, 01/01/22	269,398
100,000	5.00%, 01/01/22	107,759
650,000	5.00%, 01/01/23	724,678
115,000	5.00%, 01/01/24	132,556
	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
380,000	5.00%, 06/01/22	410,822
350,000	5.00%, 06/01/23	390,250
	City of Springfield, Electric Revenue, Senior Lien (RB)
165,000	5.00%, 03/01/23	183,693
235,000	5.00%, 03/01/24	269,632
325,000	5.00%, 03/01/25	384,949
	Illinois Finance Authority of Clean Water Initiative (RB)
310,000	4.00%, 01/01/23	337,776
340,000	5.00%, 07/01/22	373,391
250,000	5.00%, 01/01/23	279,562
155,000	5.00%, 01/01/24	179,502
600,000	5.00%, 01/01/25	718,584
100,000	Illinois Finance Authority, Clean Water Initiative (RB) 4.00%, 07/01/25	116,422
250,000	Illinois Finance Authority, Series A (RB) 5.00%, 07/15/23	283,665
115,000	Railsplitter Tobacco Settlement Authority (RB) 5.00%, 06/01/22	125,100
250,000	Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	289,540
370,000	Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	409,701
	State of Illinois (GO)
575,000	5.00%, 06/01/21	601,139
400,000	5.00%, 06/01/22	430,248
350,000	5.00%, 02/01/23	382,441
130,000	State of Illinois, Series B (GO) 5.00%, 12/01/24	148,771
	State of Illinois, Series C (RB)
250,000	4.00%, 06/15/21	257,473
395,000	5.00%, 06/15/22	423,902
470,000	State of Illinois, Series D (GO) 5.00%, 11/01/22	511,604
		9,363,251
Indiana: 1.0%
500,000	City of Indianapolis, Water System, Series A (RB) 5.00%, 10/01/25	611,675
215,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A (RB) 5.00%, 12/01/23	247,925
	Indiana Finance Authority, Series E (RB)
500,000	5.00%, 02/01/24	581,335
250,000	5.00%, 02/01/25	300,367
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	269,050
		2,010,352
Iowa: 0.3%
250,000	Iowa Finance Authority (RB) 5.00%, 08/01/23	285,757
25,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/22	27,372
250,000	State of Iowa, Prison Infrastructure Fund (RB) 5.00%, 06/15/23	284,022
		597,151
Kansas: 0.6%
350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	387,002
230,000	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB) 5.00%, 04/01/22	249,911
535,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	591,416
		1,228,329
Kentucky: 1.5%
220,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	255,647
	Kentucky Public Energy Authority, Gas Supply, Series B (RB)
200,000	4.00%, 07/01/23	218,612
175,000	4.00%, 10/01/24 (c) (p)	195,468
	Kentucky State Property and Building Commission No. 108, Series B (RB)
15,000	5.00%, 08/01/21	15,879
320,000	5.00%, 08/01/22	350,256
	Kentucky State Property and Building Commission No. 112, Series B (RB)
570,000	5.00%, 11/01/22	628,858
320,000	5.00%, 11/01/23	364,787
	Kentucky Turnpike Authority, Series A (RB)
55,000	5.00%, 07/01/20	55,892
20,000	5.00%, 07/01/21	21,113
	Kentucky Turnpike Authority, Series B (RB)
310,000	5.00%, 07/01/22	338,731
300,000	5.00%, 07/01/23	338,763
125,000	5.00%, 07/01/24	145,645
250,000	University of Kentucky, Series B (RB)
	5.00%, 10/01/21	266,875
		3,196,526
Louisiana: 0.7%
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project (RB) 5.00%, 10/01/22	192,775
	Louisiana State Citizens Property Insurance Corp. (RB)
35,000	5.00%, 06/01/20	35,463
310,000	5.00%, 06/01/21	326,656
300,000	5.00%, 06/01/22	327,729
590,000	5.00%, 06/01/23	667,508
		1,550,131
Maryland: 3.1%
35,000	Anne Arundel County (GO) 5.00%, 04/01/23	39,512
320,000	Maryland State Stadium Authority, Baltimore City Public Schools (RB) 5.00%, 05/01/23	361,773
145,000	Maryland Water Quality Financing Administration (RB) 5.00%, 03/01/21	151,473
410,000	Montgomery County, Consolidated Public Improvement, Series B (GO) 5.00%, 12/01/23	474,128
2,730,000	State of Maryland (GO) 5.00%, 03/15/24	3,188,640
	State of Maryland, Department of Transportation (RB)
15,000	5.00%, 02/01/23	16,848
165,000	5.00%, 09/01/24	195,768
40,000	State of Maryland, Department of Transportation, Second Issue (RB)
	5.00%, 06/01/21	42,204
	State of Maryland, Department of Transportation, Third Issue (RB)
100,000	5.00%, 12/15/20	103,599
200,000	5.00%, 12/15/23	231,678
790,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	865,895
30,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/23	33,787
145,000	State of Maryland, State and Local Facilities Loan, Second Series (GO) 5.00%, 08/01/22	159,916
500,000	State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/25	611,255
		6,476,476
Massachusetts: 2.0%
	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB)
20,000	5.00%, 06/15/21 (c)	21,134
150,000	5.00%, 06/15/23 (c)	170,723
10,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/21	10,684
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,025,046
750,000	Commonwealth of Massachusetts, Series E (GO) 3.00%, 12/01/25	840,532
125,000	Massachusetts Bay Transportation Authority 4.00%, 12/01/21	132,185
	Massachusetts Development Finance Agency, Care Group, Series H-1 (RB)
480,000	5.00%, 07/01/21	507,130
500,000	5.00%, 07/01/22	546,970
325,000	Massachusetts Development Finance Agency, Care Group, Series I (RB) 5.00%, 07/01/21	343,369
10,000	Massachusetts Development Finance Agency, Harvard University, Series A (RB) 5.00%, 07/15/22	11,016
30,000	Massachusetts Development Finance Agency, Healthcare System, Series Q (RB) 5.00%, 07/01/22	32,946
	Massachusetts State Water Resources Authority, Series C (RB)
250,000	5.00%, 08/01/22	275,785
220,000	5.00%, 08/01/23	251,629
		4,169,149
Michigan: 1.0%
295,000	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB) 5.00%, 08/01/22	324,116
200,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/21	213,750
100,000	Michigan State Building Authority, Series I (RB) 5.00%, 04/15/23	112,946
500,000	Michigan Strategic Fund, Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	500,930
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	564,960
35,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 09/01/21	37,211
175,000	State of Michigan, Grant Anticipation (RB) 5.00%, 03/15/24	203,705
145,000	Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	166,852
		2,124,470
Minnesota: 1.9%
200,000	Duluth Independent School District No. 709, Series A (CP) (SD CRED PROG) 5.00%, 02/01/25	236,214
480,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	535,589
370,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/22	400,432
290,000	State of Minnesota, 911 Services Revenue (RB) 5.00%, 06/01/21	305,819
	State of Minnesota, Various Purpose, Series A (GO)
150,000	5.00%, 08/01/21	159,254
1,200,000	5.00%, 08/01/24	1,419,768
	State of Minnesota, Various Purpose, Series D (GO)
510,000	5.00%, 08/01/22	562,331
380,000	5.00%, 08/01/22	418,992
		4,038,399
Mississippi: 0.1%
200,000	State of Mississippi, Series E (RB) 5.00%, 10/15/21	213,672
Missouri: 1.1%
1,000,000	City of St. Louis, Missouri Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,137,490
150,000	Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/25	180,068
260,000	Health and Educational Facilities Authority, Saint Luke’s Health System, Inc. (RB) 5.00%, 11/15/22	288,202
500,000	Missouri Highways and Transportation Commission, Third Lien, Series B (RB) 5.00%, 11/01/25	614,490
		2,220,250
Nebraska: 1.8%
500,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 10/01/23 (c) (p)	565,515
1,500,000	Central Plains Energy Project, Gas Supply (RB) (AGM) 4.00%, 05/01/25 (c) (p)	1,703,205
525,000	Metropolitan Utilities District of Omaha, Water System (RB) 5.00%, 12/01/21	562,579
70,000	Nebraska Public Power District, Series A (RB) 5.00%, 01/01/21	72,584
570,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 02/01/21	593,307
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
100,000	5.00%, 01/01/22	107,344
195,000	5.00%, 01/01/23	216,690
		3,821,224
Nevada: 1.3%
230,000	Clark County Flood Control (GO) 5.00%, 11/01/22	255,597
100,000	Clark County Limited Tax Bond Bank, Series A (GO) 5.00%, 11/01/23	115,107
250,000	Clark County School District, Series D (GO) 5.00%, 06/15/23	283,397
250,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/22	274,680
450,000	Clark County, Series B (GO) 5.00%, 11/01/23	517,981
300,000	Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/22	328,749
300,000	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	357,678
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	536,060
		2,669,249
New Jersey: 2.8%
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
125,000	5.00%, 11/01/23	141,659
100,000	5.00%, 11/01/24	116,373
160,000	New Jersey Economic Development Authority, Princeton University, Series B (RB) 5.00%, 07/01/22	175,915
125,000	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB) 5.00%, 06/15/22	135,793
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
90,000	5.00%, 06/15/20	91,293
320,000	5.00%, 06/15/21	336,352
330,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/22	358,492
35,000	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/20	35,590
	New Jersey Transportation Trust Fund Authority, Series A
890,000	5.00%, 06/15/24	1,028,146
100,000	5.00%, 06/15/21	105,264
120,000	New Jersey Turnpike Authority, Series C (RB) 5.00%, 01/01/22	129,335
	State of New Jersey, Series T (GO)
225,000	5.00%, 06/01/21	236,876
335,000	5.00%, 06/01/22	365,475
	State of New Jersey, Various Purposes (GO)
1,105,000	5.00%, 06/01/21	1,163,322
800,000	5.00%, 06/01/22	872,776
220,000	5.00%, 06/01/22	240,013
290,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	323,509
		5,856,183
New Mexico: 1.3%
415,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	439,058
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	252,233
325,000	New Mexico Finance Authority, Series D (RB) 5.00%, 06/01/22	356,223
165,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) (SBG) 5.00%, 02/01/25 (c) (p)	195,093
320,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	360,182
	State of New Mexico, Series B (RB)
505,000	4.00%, 07/01/23	556,803
340,000	5.00%, 03/01/23	382,694
160,000	State of New Mexico, Severance Tax, Series B (RB) 5.00%, 07/01/21	169,251
		2,711,537
New York: 13.1%
	City of New York, Series A (GO)
250,000	4.00%, 08/01/23	276,990
670,000	5.00%, 08/01/22	738,574
375,000	5.00%, 08/01/22	413,381
100,000	5.00%, 08/01/23	114,229
230,000	5.00%, 08/01/24	271,789
500,000	City of New York, Series B-1 (GO) 5.00%, 10/01/22	554,540
750,000	City of New York, Series C (GO) 5.00%, 08/01/24	886,267
320,000	City of New York, Series C and D (GO) 5.00%, 08/01/23	365,533
100,000	City of New York, Series D-3 (GO) 5.00%, 08/01/23 (c) (p)	113,807
255,000	City of New York, Series E (GO) 5.00%, 08/01/24	301,331
100,000	City of Yonkers, Series C (GO) 5.00%, 10/01/23	114,621
100,000	County of Nassau, Series B (GO) 5.00%, 04/01/22	108,679
775,000	County of Nassau, Series C (GO) 5.00%, 10/01/22	857,592
50,000	Erie County Industrial Development Agency, City School District of the City of Buffalo Project, Series A (RB) (SAW) 5.00%, 05/01/21	52,608
	Hudson Yards Infrastructure Corp., Series A (RB)
100,000	3.00%, 02/15/22	104,344
210,000	5.00%, 02/15/22	227,562
100,000	5.00%, 02/15/23	112,378
500,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/22	552,320
30,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/22	33,421
	Metropolitan Transportation Authority, Series A-1 (RB)
600,000	5.00%, 11/15/23	688,428
500,000	5.00%, 11/15/24 (p)	587,830
	Metropolitan Transportation Authority, Series A-2 (RB)
15,000	5.00%, 11/15/21	16,062
750,000	5.00%, 05/15/24 (p)	865,605
	Metropolitan Transportation Authority, Series B (RB)
135,000	5.00%, 11/15/21	144,554
450,000	5.00%, 11/15/22	498,942
10,000	5.00%, 11/15/22	11,088
290,000	5.00%, 11/15/23	332,740
250,000	5.00%, 11/15/23	286,845
125,000	5.00%, 11/15/24	148,365
500,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/23	573,690
	Metropolitan Transportation Authority, Series D (RB)
255,000	5.00%, 11/15/21	273,046
10,000	5.00%, 11/15/22	11,088
	Metropolitan Transportation Authority, Series F (RB)
200,000	5.00%, 11/15/23	229,476
235,000	5.00%, 11/15/25	287,081
250,000	Monroe County Industrial Development Agency (RB) (SAW) 5.00%, 05/01/23	283,665
640,000	New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB) 2.20%, 11/01/20 (c)	644,902
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
790,000	5.00%, 07/15/23	901,580
250,000	5.00%, 07/15/24	295,340
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,111,290
310,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/21	332,246
60,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/22	64,919
500,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.00%, 07/15/21 (c)	530,165
125,000	New York State Dormitory Authority, Columbia University (RB) 5.00%, 10/01/24	149,356
240,000	New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 07/01/25	290,506
300,000	New York State Dormitory Authority, New York City Issue, Series 1 (RB) (SAW) 5.00%, 01/15/23	336,504
	New York State Dormitory Authority, New York NYU Hospitals Center (RB)
100,000	5.00%, 07/01/21	105,782
100,000	5.00%, 07/01/22	109,897
	New York State Dormitory Authority, New York State University, Series A (RB)
200,000	5.00%, 03/15/21	209,158
325,000	5.00%, 07/01/22	357,084
110,000	New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/24	130,093
	New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
250,000	5.00%, 10/01/22	277,200
365,000	5.00%, 10/01/23	419,078
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/23	1,123,150
10,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/23	11,265
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	833,910
815,000	5.00%, 02/15/23	915,367
1,000,000	5.00%, 02/15/25	1,204,100
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	931,257
225,000	5.00%, 03/15/21	235,303
350,000	5.00%, 03/15/25	422,565
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
250,000	5.00%, 03/15/21	261,448
155,000	5.00%, 03/15/22	168,488
100,000	5.00%, 03/15/24	116,933
100,000	New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 03/15/23	112,746
	New York State Dormitory Authority, State Sales Tax, Series C (RB)
155,000	5.00%, 03/15/24	181,246
775,000	5.00%, 03/15/25	937,409
250,000	New York State Housing Finance Agency, Series M (RB) 2.00%, 05/01/21	252,520
165,000	New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	191,016
790,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/23	890,172
20,000	Sales Tax Asset Receivable Corp., Series A (RB) 5.00%, 10/15/22	22,281
75,000	Triborough Bridge and Tunnel Authority, Series C-1 (RB) 5.00%, 11/15/23	86,719
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	542,465
		27,143,931
North Carolina: 1.7%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB)
115,000	4.00%, 01/15/23	125,158
105,000	5.00%, 01/15/22	113,270
340,000	City of Charlotte, North Carolina Water and Sewer System (RB) 5.00%, 07/01/22	373,735
290,000	County of Durham (GO) 4.00%, 10/01/24	331,963
150,000	Mecklenburg County, Series A (GO) 5.00%, 09/01/21	159,791
350,000	Mecklenburg County, Series B (GO) 5.00%, 12/01/21	376,442
665,000	State of North Carolina, Department of State Treasurer, Series B 5.00%, 06/01/25	809,059
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	561,810
500,000	State of North Carolina, Series A (GO) 5.00%, 06/01/24	588,465
10,000	Wake County, Series A (RB) 5.00%, 12/01/20	10,343
		3,450,036
Ohio: 3.0%
	American Municipal Power, Inc., Series A (RB)
145,000	5.00%, 02/15/21	150,932
15,000	5.00%, 02/15/23	16,771
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	290,347
130,000	County of Allen, Mercy Health, Series A (RB) 5.00%, 08/01/21	137,521
100,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/21	107,347
155,000	Hamilton County, Ohio Sales Tax Revenue, Series A (RB) 5.00%, 12/01/23	178,927
200,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/24	235,012
1,325,000	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/25	1,584,051
100,000	State of Ohio, Common School, Series B (GO) 5.00%, 09/15/25	122,352
560,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	645,305
260,000	State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/22	284,034
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	218,488
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	751,099
350,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	396,291
930,000	State of Ohio, Infrastructure Improvement, Series C (GO) 5.00%, 09/01/21	990,403
20,000	State of Ohio, Infrastructure Project, Series 1 (RB) 5.00%, 12/15/22	22,330
100,000	State of Ohio, Infrastructure Project, Series 1-A (RB) 5.00%, 12/15/23	115,591
		6,246,801
Oklahoma: 0.9%
	Oklahoma County Independent School District No. 89, Series A (GO)
500,000	0.05%, 07/01/22	486,975
450,000	1.25%, 07/01/24	453,150
500,000	Oklahoma Development Finance Authority, Integris Obligated Group, Series A (RB) 5.00%, 08/15/22	548,785
10,000	Oklahoma Water Resources Board, Clean Water Program (RB) 5.00%, 04/01/23	11,269
350,000	Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	384,443
		1,884,622
Oregon: 0.5%
250,000	City of Portland, Water System, First Lien, Series A (RB) 5.00%, 04/01/21	261,990
10,000	Oregon State Lottery, Department of Administrative Services, Series B (RB) 5.00%, 04/01/23	11,296
285,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/23	321,930
365,000	State of Oregon, Series A (GO) 5.00%, 05/01/22	398,653
25,000	Washington County, Series B (GO) 5.00%, 03/01/23	28,156
		1,022,025
Pennsylvania: 3.7%
385,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/22	428,555
500,000	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/21	529,385
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	343,641
100,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/22	109,846
250,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	280,482
	Commonwealth of Pennsylvania, First Series (GO)
150,000	5.00%, 03/15/21	156,938
100,000	5.00%, 09/15/23	114,601
	Commonwealth of Pennsylvania, Second Series (GO)
380,000	5.00%, 01/15/22	410,313
250,000	5.00%, 08/15/22	275,847
590,000	5.00%, 09/15/22	652,977
370,000	5.00%, 01/15/23	414,215
350,000	Delaware River Port Authority, Series B (RB) 5.00%, 01/01/25	418,614
270,000	Lancaster County Hospital Authority, University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	297,343
330,000	Lehigh County Industrial Development Authority, PPL Electric Utilities Corp. Project, Series B (RB) 1.80%, 08/15/22 (p)	335,412
500,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	569,205
150,000	Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	172,242
310,000	Pennsylvania Economic Development Financing Authority, UPMC (RB) 5.00%, 03/15/24	360,713
	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB)
175,000	5.00%, 06/15/23	197,818
100,000	5.00%, 06/15/25	120,068
350,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	371,651
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	335,510
350,000	5.00%, 09/01/22	387,002
	School District of Philadelphia, Series F (GO) (SAW)
100,000	5.00%, 09/01/22	109,925
120,000	5.00%, 09/01/24	140,024
115,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/23	130,067
		7,662,394
Rhode Island: 1.0%
	Rhode Island Commerce Corp., Department of Transportation, Series A (RB)
25,000	5.00%, 06/15/21	26,390
235,000	5.00%, 06/15/22	257,022
1,000,000	Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AGM) 4.00%, 05/15/23	1,093,360
70,000	State of Rhode Island and Providence Plantations, Series D (GO) 5.00%, 08/01/20	71,419
	Tobacco Settlement Financing Corp., Series A (RB)
290,000	5.00%, 06/01/22	313,586
220,000	5.00%, 06/01/24	251,627
		2,013,404
South Carolina: 2.0%
510,000	County of Charleston, Series C (GO) (SAW) 5.00%, 11/01/24	608,751
500,000	County of York (GO) (SAW) 5.00%, 04/01/24	585,115
1,500,000	Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 11/01/23 (c) (p)	1,652,835
575,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/21	617,136
350,000	State of South Carolina, Series B (GO) (SAW) 5.00%, 04/01/24	409,423
330,000	York County, South Carolina Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	371,115
		4,244,375
Tennessee: 0.7%
10,000	City of Chattanooga, Tennessee Electric System, Series A (RB) 5.00%, 09/01/20	10,239
200,000	Metropolitan Government of Nashville and Davidson County (GO) 5.00%, 07/01/24	235,486
200,000	Metropolitan Government of Nashville and Davidson County, Series A (GO) 5.00%, 07/01/23	227,716
100,000	State of Tennessee, School Bond Authority, Series B (RB) 5.00%, 11/01/20	103,076
500,000	Tennergy Corp., Series A (RB) 5.00%, 07/01/24 (c) (p)	581,620
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 02/01/23 (c) (p)	270,675
		1,428,812
Texas: 8.3%
300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	336,654
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	52,135
250,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/22	275,522
725,000	Bexar County Hospital District (GO) 5.00%, 02/15/24	840,942
240,000	Board of Regents of the Texas State University System, Series A (RB) 5.00%, 03/15/22	260,618
10,000	Board of Regents of the Texas State University System, Series D (RB) 5.00%, 08/15/22	11,042
250,000	Board of Regents of the University of North Texas, Series A (RB) 5.00%, 04/15/22	272,255
15,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/22	16,701
290,000	City of Austin, Water and Wastewater System (RB) 5.00%, 11/15/22	322,555
310,000	City of Austin, Water and Wastewater System, Series A (RB) 5.00%, 05/15/22	338,628
225,000	City of Dallas (GO) 5.00%, 02/15/21	234,416
105,000	City of Fort Worth (GO) 5.00%, 03/01/24	122,155
350,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/23	393,494
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	70,391
250,000	City of Houston, Airport System, Series D (RB) 5.00%, 07/01/24	294,000
250,000	City of Houston, Series A (GO) 5.00%, 03/01/23	280,905
50,000	City of San Antonio, Electric and Gas Systems (RB) 5.00%, 02/01/22	54,079
	City of San Antonio, General Improvement (GO)
65,000	5.00%, 02/01/21	67,691
500,000	5.00%, 08/01/25	608,255
115,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/24	132,748
150,000	Conroe Independent School District (GO) 5.00%, 02/15/23	168,471
125,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	145,313
115,000	Dallas Area Rapid Transit, Senior Lien, Series A (RB) 5.00%, 12/01/22	128,181
375,000	Dallas County, Texas Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	428,235
	Fort Worth Independent School District (GO)
125,000	5.00%, 02/15/21	130,338
100,000	5.00%, 02/15/22	108,337
150,000	5.00%, 02/15/24	174,375
500,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/24	591,125
320,000	Harris County, Series A (GO) 5.00%, 10/01/22	354,906
	Houston Independent School District, Limited Tax School House (GO)
450,000	5.00%, 02/15/21	469,215
440,000	5.00%, 02/15/22	476,683
155,000	5.00%, 02/15/24	180,121
	Houston Independent School District, Limited Tax School House, Series A (GO)
650,000	5.00%, 02/15/23	729,833
165,000	5.00%, 02/15/24	191,742
250,000	Judson Independent School District (GO) 5.00%, 02/01/25	299,825
290,000	Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/24	344,665
160,000	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	182,056
70,000	North Texas Municipal Water District, Water System (RB) 5.00%, 09/01/20	71,670
150,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/25	179,009
320,000	Northeast Independent School District (GO) 5.00%, 08/01/21	339,741
390,000	Northwest Independent School District, Series B (GO) 5.00%, 02/15/23	437,525
100,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.75%, 07/01/24	121,026
	Plano Independent School District (GO)
125,000	5.00%, 02/15/21	130,338
425,000	5.00%, 02/15/22	460,432
	San Antonio Independent School District (GO)
150,000	5.00%, 02/15/21	156,405
200,000	5.00%, 02/15/25	240,264
490,000	Spring Branch Independent School District, Series A (GO) 5.00%, 02/01/21	510,139
500,000	State of Texas, Water Infrastructure Fund, Series B-3 (GO) 5.00%, 08/01/25	610,050
250,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 5.00%, 02/15/24	289,550
300,000	Tarrant Regional Water Control and Improvement District (RB) 5.00%, 03/01/22	325,305
710,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/23	814,640
315,000	Texas Transportation Commission, State Highway Fund, First Tier, Series B (RB) 4.00%, 10/01/21 (p)	331,087
	Texas Water Development Board (RB)
350,000	5.00%, 08/01/23	399,539
225,000	5.00%, 08/01/25	274,120
340,000	Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	384,129
345,000	Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	362,981
360,000	University of Texas, Series D (RB) 5.00%, 08/15/21	382,784
275,000	University of Texas, Series H (RB) 5.00%, 08/15/23	314,762
		17,224,103
Utah: 0.8%
	State of Utah (GO)
175,000	5.00%, 07/01/22	192,453
500,000	5.00%, 07/01/23	570,195
290,000	5.00%, 07/01/25	353,933
100,000	University of Utah, Series A (RB) 5.00%, 08/01/23	114,229
385,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/22	421,552
		1,652,362
Virginia: 2.6%
240,000	City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	273,694
125,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/25	149,964
125,000	Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/24	146,375
1,000,000	Louisa Industrial Development Authority, Virginia Electric and Power Company Project, Series A (RB) (SAW) 1.90%, 06/01/23 (p)	1,021,390
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
365,000	5.00%, 02/01/22	395,003
60,000	5.00%, 02/01/23	67,333
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22	270,550
135,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/24	157,019
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	280,872
125,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/22	138,181
	Virginia Commonwealth Transportation Board (RB)
150,000	5.00%, 09/15/22	166,011
400,000	5.00%, 09/15/23	458,404
325,000	5.00%, 09/15/24	384,810
175,000	Virginia Commonwealth Transportation Board, Series C (RB) 5.00%, 05/15/23	198,235
	Virginia Public Building Authority, Series A (RB)
160,000	5.00%, 08/01/23	182,766
120,000	5.00%, 08/01/24	141,860
425,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	502,218
395,000	Virginia Resources Authority (RB) 5.00%, 10/01/22	438,418
		5,373,103
Washington: 1.8%
25,000	Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/22	27,811
100,000	County of King (GO) 5.00%, 07/01/24	117,743
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
465,000	5.00%, 07/01/22	510,668
100,000	5.00%, 07/01/23	113,786
455,000	5.00%, 07/01/24	535,731
50,000	Port of Seattle, Series B (RB) 5.00%, 03/01/23	56,149
100,000	State of Washington, Certificates of Participation, State and Local Agency Real and Personal Property, Series A (CP) 5.00%, 07/01/21	105,782
200,000	State of Washington, Series D (GO) 5.00%, 02/01/24	232,278
750,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	886,267
1,000,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series B-1 (RB) 5.00%, 02/01/24 (c) (p)	1,147,010
		3,733,225
West Virginia: 0.2%
410,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	468,142
Wisconsin: 2.3%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	588,954
	City of Milwaukee, Series N2 (GO)
100,000	4.00%, 03/01/23	109,113
750,000	4.00%, 03/01/25	860,722
	City of Milwaukee, Series N4 (GO)
225,000	5.00%, 04/01/24	262,499
125,000	5.00%, 04/01/25	150,356
	State of Wisconsin, Series 1 (GO)
125,000	5.00%, 11/01/21	134,039
210,000	5.00%, 11/01/21	225,185
500,000	5.00%, 11/01/22	556,515
	State of Wisconsin, Series A (GO)
110,000	5.00%, 05/01/23 (c)	124,413
750,000	5.00%, 05/01/23 (c)	848,272
500,000	Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/21	529,055
120,000	Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	141,406
165,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/23	189,450
		4,719,979
Total Municipal Bonds: 99.2% (Cost: $201,591,006)		206,130,175
Other assets less liabilities: 0.8%		1,643,425
NET ASSETS: 100.0%		$207,773,600

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector	% of Investments	Value
Education	7.1%	$14,539,918
Health Care	7.5	15,375,618
Housing	0.4	897,422
Industrial Revenue	6.4	13,274,904
Leasing	5.2	10,696,919
Local	15.0	30,863,158
Power	3.4	6,957,461
Solid Waste/Resource Recovery	0.0	16,167
Special Tax	12.0	24,800,606
State	22.4	46,174,792
Tobacco	2.4	5,043,959
Transportation	11.9	24,540,058
Water & Sewer	6.3	12,949,193
	100.0%	$206,130,175

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Diversified Financials: 27.6%
383,702	Bain Capital Specialty Finance, Inc. †	$7,597,300
389,384	Barings BDC, Inc. †	4,010,655
651,391	BlackRock TCP Capital Corp.	9,275,808
179,691	Capital Southwest Corp. †	3,775,308
265,389	Fidus Investment Corp. †	3,917,142
221,987	Newtek Business Services Corp. †	4,597,351
1,196,788	Oaktree Specialty Lending Corp.	6,702,013
457,200	PennantPark Floating Rate Capital Ltd.	5,536,692
661,091	TCG BDC, Inc.	9,156,110
530,423	TPG Specialty Lending, Inc. †	11,446,528
325,775	TriplePoint Venture Growth BDC Corp. †	4,453,344
		70,468,251
Investment Companies: 72.4%
672,615	Apollo Investment Corp. †	11,616,061
2,704,164	Ares Capital Corp.	50,892,366
811,715	BlackRock Capital Investment Corp.	4,042,341
3,290,752	FS KKR Capital Corp.	20,369,755
357,837	Gladstone Capital Corp. †	3,610,575
387,041	Gladstone Investment Corp. †	5,089,589
399,845	Goldman Sachs BDC, Inc. †	8,412,739
714,455	Golub Capital BDC, Inc.	13,153,117
900,596	Hercules Capital, Inc. †	12,977,588
409,993	Main Street Capital Corp. †	17,658,398
840,644	New Mountain Finance Corp. †	11,811,048
751,066	PennantPark Investment Corp.	4,911,972
1,971,352	Prospect Capital Corp. †	12,833,502
358,802	Solar Capital Ltd.	7,373,381
		184,752,432
Total Common Stocks (Cost: $256,514,019)		255,220,683
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 11.0% (Cost: $27,962,788)
Money Market Fund: 11.0%
27,962,788	State Street Navigator Securities Lending Government Money Market Portfolio	27,962,788
Total Investments: 111.0% (Cost: $284,476,807)		283,183,471
Liabilities in excess of other assets: (11.0)%		(28,020,238)
NET ASSETS: 100.0%		$255,163,233

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $39,068,533.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financial	100.0%	$255,220,683

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.8% (a)
170,576	AllianceBernstein National Municipal Income Fund, Inc.	$2,410,239
83,352	BlackRock Investment Quality Municipal Trust, Inc.	1,331,965
43,857	BlackRock Long-Term Municipal Advantage Trust	567,948
229,553	BlackRock Muni Intermediate Duration Fund, Inc.	3,390,498
101,771	BlackRock MuniAssets Fund, Inc.	1,578,468
378,427	BlackRock Municipal 2030 Target Term Trust	9,294,167
51,249	BlackRock Municipal Bond Trust	818,959
144,525	BlackRock Municipal Income Quality Trust	2,102,839
170,545	BlackRock Municipal Income Trust	2,489,957
77,659	BlackRock Municipal Income Trust II	1,233,225
158,879	BlackRock MuniEnhanced Fund, Inc.	1,860,473
53,480	BlackRock MuniHoldings Fund, Inc.	934,296
209,954	BlackRock MuniHoldings Investment Quality Fund	2,903,664
124,838	BlackRock MuniHoldings Quality Fund II, Inc.	1,629,136
71,982	BlackRock MuniHoldings Quality Fund, Inc.	937,206
99,933	BlackRock MuniVest Fund II, Inc.	1,526,976
316,030	BlackRock MuniVest Fund, Inc.	2,964,361
179,467	BlackRock MuniYield Fund, Inc.	2,713,541
52,893	BlackRock MuniYield Investment Fund	771,709
122,687	BlackRock MuniYield Quality Fund II, Inc.	1,642,779
409,826	BlackRock MuniYield Quality Fund III, Inc.	5,758,055
164,819	BlackRock MuniYield Quality Fund, Inc.	2,551,398
69,639	BNY Mellon Municipal Bond Infrastructure Fund, Inc.	1,022,301
80,881	BNY Mellon Municipal Income, Inc.	752,193
170,756	BNY Mellon Strategic Municipal Bond Fund, Inc.	1,386,539
236,808	BNY Mellon Strategic Municipals, Inc.	2,095,751
217,188	DWS Municipal Income Trust	2,543,271
431,926	Eaton Vance Municipal Bond Fund	5,666,869
35,631	Eaton Vance Municipal Income 2028 Term Trust	761,434
213,489	Eaton Vance Municipal Income Trust	2,811,650
43,764	Eaton Vance National Municipal Opportunities Trust	974,187
238,213	Invesco Advantage Municipal Income Trust II	2,739,449
153,514	Invesco Municipal Income Opportunities Trust	1,240,393
362,956	Invesco Municipal Opportunity Trust	4,707,539
300,063	Invesco Municipal Trust	3,906,820
285,010	Invesco Quality Municipal Income Trust	3,688,029
293,801	Invesco Trust for Investment Grade Municipals	3,919,305
231,132	Invesco Value Municipal Income Trust	3,661,131
87,847	MainStay MacKay DefinedTerm Municipal Opportunities Fund	1,932,634
115,341	MFS High Income Municipal Trust	621,688
196,539	MFS Municipal Income Trust	1,420,977
61,822	Neuberger Berman Municipal Fund, Inc.	974,933
857,410	Nuveen AMT-Free Municipal Credit Income Fund	14,550,248
59,707	Nuveen AMT-Free Municipal Value Fund	991,136
993,655	Nuveen AMT-Free Quality Municipal Income Fund	14,646,475
116,328	Nuveen Enhanced Municipal Value Fund	1,779,818
222,389	Nuveen Intermediate Duration Municipal Term Fund	3,129,013
62,512	Nuveen Intermediate Duration Quality Municipal Term Fund	893,922
541,885	Nuveen Municipal Credit Income Fund	8,919,427
241,688	Nuveen Municipal High Income Opportunity Fund	3,518,977
686,316	Nuveen Municipal Value Fund, Inc.	7,467,118
973,337	Nuveen Quality Municipal Income Fund	14,619,522
53,654	Nuveen Select Tax-Free Income Portfolio	902,498
67,408	Nuveen Select Tax-Free Income2 Portfolio	1,047,520
66,936	PIMCO Municipal Income Fund	1,018,097
86,898	PIMCO Municipal Income Fund III	1,084,487
130,922	Pioneer Municipal High Income Advantage Trust	1,467,636
110,383	Pioneer Municipal High Income Trust	1,355,503
187,219	Putnam Managed Municipal Income Trust	1,525,835
162,815	Putnam Municipal Opportunities Trust	2,188,234
167,249	Western Asset Managed Municipals Fund, Inc.	2,313,054
40,885	Western Asset Municipal Defined Opportunity Trust, Inc.	872,486
Total Closed-End Funds (Cost: $172,623,500)		182,529,958
Total Closed-End Funds (Cost: $172,623,500)		182,529,958
Other assets less liabilities: 0.2%		279,185
NET ASSETS: 100.0%		$182,809,143

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$182,529,958

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 73.9%
Consumer, Cyclical: 22.8%
CNY	1,000,000	China Chengtong Holdings Group Ltd. 4.67%, 07/10/21	145,730
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	152,346
	1,000,000	China Overseas Enterprise Development Group Co. Ltd. 3.85%, 11/19/22	143,667
	1,400,000	China South Industries Group Co. Ltd. 3.20%, 04/19/20	200,174
	900,000	Guangzhou R&F Properties Co. Ltd. 7.00%, 01/22/21	129,969
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	170,784
	500,000	Sinochem International Corp. 3.61%, 06/06/21	71,749
			1,014,419
Consumer, Non-cyclical: 3.2%
	1,000,000	Port of Dalian Corp. 3.94%, 11/26/20	143,729
Energy: 7.3%
	1,200,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	177,735
	1,000,000	Jizhong Energy Resources Co. Ltd. 5.40%, 03/23/21	145,599
			323,334
Financial: 27.8%
	3,400,000	China Development Bank 3.91%, 04/06/22	496,969
		China Fortune Land Development Co. Ltd.
	1,000,000	5.10%, 10/20/22	143,258
	1,000,000	7.00%, 03/03/21	146,374
	700,000	Financial Street Holdings Co. Ltd. 4.24%, 08/31/22	100,646
	1,000,000	Guangzhou Yuexiu Holding Ltd. 5.20%, 02/28/20	142,987
	600,000	Poly Developments and Holdings Group Co. Ltd. 4.00%, 01/15/21	86,424
	800,000	Wuxi Guolian Development Group Co. Ltd. 4.88%, 05/09/23	118,992
			1,235,650
Industrial: 12.8%
	1,248,200	China Railway Corp. 4.63%, 08/25/21	182,385
	500,000	Hubei Provincial Communications Investment Group Co. Ltd. 6.68%, 03/27/24	79,287
	1,000,000	Power Construction Corp. of China Ltd. 5.20%, 10/29/22	149,467
	1,080,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	159,180
			570,319
Total Corporate Bonds (Cost: $3,466,038)			3,287,451
GOVERNMENT OBLIGATIONS: 24.1%
		China Government Bonds
	500,000	3.27%, 08/22/46	67,734
	5,347,000	3.40%, 04/17/23	780,044
	1,541,000	4.26%, 07/31/21	226,340
Total Government Obligations (Cost: $1,177,469)			1,074,118
Total Investments: 98.0% (Cost: $4,643,507)			4,361,569
Other assets less liabilities: 2.0%			88,298
NET ASSETS: 100.0%			$4,449,867

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $159,180 which represents 3.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer, Cyclical	23.3%	$1,014,419
Consumer, Non-cyclical	3.3	143,729
Energy	7.4	323,334
Financial	28.3	1,235,650
Government	24.6	1,074,118
Industrial	13.1	570,319
	100.0%	$4,361,569

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 14.5%
Bermuda: 0.7%
USD	100,000	Ooredoo International Finance Ltd. Reg S 3.25%, 02/21/23	$102,384

Brazil: 0.3%
	50,000	Banco do Brasil SA Reg S 8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (o)	52,172

British Virgin Islands: 1.5%
	200,000	Huarong Finance II Co. Ltd. Reg S 5.50%, 01/16/25	222,479

Cayman Islands: 0.3%
	50,000	Comunicaciones Celulares SA Reg S 6.88%, 02/06/24	51,171

Czech Republic: 0.5%
EUR	50,000	CEZ AS Reg S 4.88%, 04/16/25	68,531

France: 0.4%
	50,000	mFinance France SA Reg S 2.00%, 11/26/21	57,244

India: 0.3%
USD	50,000	ICICI Bank Ltd. Reg S 4.00%, 03/18/26	53,038

Indonesia: 0.7%
	100,000	Perusahaan Listrik Negara PT Reg S 4.13%, 05/15/27	106,660

Ireland: 0.8%
EUR	100,000	Vnesheconombank Via VEB Finance Plc Reg S 4.03%, 02/21/23	122,290

Luxembourg: 2.3%
		Gaz Capital SA Reg S
USD	100,000	6.51%, 03/07/22	108,648
	60,000	8.63%, 04/28/34	92,360
	100,000	Gazprom PJSC Via Gaz Capital SA Reg S 7.29%, 08/16/37	144,657
			345,665
Malaysia: 0.7%
	100,000	Petronas Capital Ltd. Reg S 7.88%, 05/22/22	112,925

Mexico: 1.3%
EUR	50,000	Comision Federal de Electricidad Reg S 4.88%, 01/15/24	54,396
	110,000	Petróleos Mexicanos Reg S 5.50%, 02/24/25	141,198
			195,594
Netherlands: 2.2%
USD	100,000	Lukoil International Finance BV Reg S 6.66%, 06/07/22	109,902
	75,000	MDGH - GMTN BV Reg S 5.50%, 03/01/22	80,319
	50,000	Metinvest BV 144A 7.75%, 04/23/23	53,457
	100,000	Teva Pharmaceutical Finance Netherlands II BV Reg S 1.13%, 10/15/24	98,714
			342,392
United Arab Emirates: 1.7%
	100,000	DP World Ltd. Reg S 6.85%, 07/02/37	134,123
EUR	100,000	Emirates Telecommunications Group Co. PJSC Reg S 2.75%, 06/18/26	127,803
			261,926
United Kingdom: 0.8%
USD	25,000	DTEK Finance Plc 10.75% 12/31/24	26,000
	100,000	Vedanta Resources Plc Reg S 6.38%, 07/30/22	97,219
			123,219
Total Corporate Bonds (Cost: $2,066,959)			2,217,690
GOVERNMENT OBLIGATIONS: 83.9%
Angola: 0.3%
	50,000	Angolan Government International Bond 144A 8.25%, 05/09/28	53,985

Argentina: 0.5%
EUR	120,000	Provincia de Buenos Aires Reg S 4.00%, 05/15/35 (s)	53,413
USD	25,000	YPF SA Reg S 8.50%, 07/28/25	23,010
			76,423
Austria: 0.4%
	64,000	JBS Investments GmbH Reg S 6.25%, 02/05/23	64,747

Bahrain: 0.8%
		Bahrain Government International Bonds 144A
	64,000	6.13%, 08/01/23	70,816
	50,000	6.75%, 09/20/29	58,299
			129,115
Bermuda: 0.1%
	101,431	Digicel Group Two Ltd. 144A 9.13% 04/01/24	17,539

Brazil: 5.3%
	50,000	Banco do Brasil SA Reg S 5.88%, 01/26/22	52,951
		Brazil Letras do Tesouro Nacional
BRL	240,000	0.00%, 04/01/21 ^	53,392
	220,000	0.00%, 07/01/21 ^	48,316
	340,000	0.00%, 10/01/21 ^	73,567
	200,000	0.00%, 01/01/22 ^	42,657
	180,000	0.00%, 07/01/22 ^	37,240
	190,000	0.00%, 07/01/23 ^	36,774
		Brazil Notas do Tesouro Nacional, Series F
	415,000	10.00%, 01/01/23	109,287
	320,000	10.00%, 01/01/25	87,297
	240,000	10.00%, 01/01/27	67,255
	105,000	10.00%, 01/01/29	30,054
		Brazilian Government International Bonds
USD	25,000	4.25%, 01/07/25	27,094
	20,000	4.88%, 01/22/21	20,605
	50,000	7.13%, 01/20/37	66,110
	50,000	Itau Unibanco Holding SA/Cayman Island Reg S 5.13%, 05/13/23	53,417
			806,016
British Virgin Islands: 1.4%
	100,000	China Cinda Finance 2015 I Ltd. Reg S 4.25%, 04/23/25	108,173
	57,000	CNOOC Finance 2012 Ltd. Reg S 3.88%, 05/02/22	59,145
	50,000	Gerdau Trade, Inc. Reg S 5.75%, 01/30/21	51,900
			219,218
Canada: 0.4%
	50,000	First Quantum Minerals Ltd. 144A 7.50%, 04/01/25	49,354
	12,000	First Quantum Minerals Ltd. Reg S 7.00%, 02/15/21	12,017
			61,371
Cayman Islands: 5.1%
	100,000	Alibaba Group Holding Ltd. 144A 3.60%, 11/28/24	106,228
	75,000	CK Hutchison International 17 Ltd. Reg S 2.88%, 04/05/22	76,173
	75,000	Hutchison Whampoa International 11 Ltd. Reg S 4.63%, 01/13/22	78,498
		KSA Sukuk Ltd. 144A
	50,000	2.89%, 04/20/22	51,197
	50,000	3.63%, 04/20/27	53,999
	100,000	Saudi Electricity Global Sukuk Co. 2 144A 3.47%, 04/08/23	103,450
	200,000	Swire Pacific MTN Financing Ltd. Reg S 4.50%, 10/09/23	215,587
	75,000	Vale Overseas Ltd. 6.88%, 11/21/36	98,883
			784,015
Chile: 2.9%
		Bonos de la Tesoreria de la Republica de Chile
CLP	5,000,000	4.50%, 03/01/21	6,539
	30,000,000	4.50%, 03/01/26	41,522
	25,000,000	5.00%, 03/01/35	37,125
	20,000,000	6.00%, 01/01/43	33,985
USD	100,000	Chile Government International Bond 3.13%, 03/27/25	105,801
EUR	100,000	Corp. Nacional del Cobre de Chile Reg S 2.25%, 07/09/24	120,837
USD	100,000	Empresa Nacional del Petroleo Reg S 4.75%, 12/06/21	103,968
			449,777
China / Hong Kong: 1.4%
	100,000	Bank of China Ltd. Reg S 5.00%, 11/13/24	110,406
	100,000	Export-Import Bank of China/The Reg S 3.63%, 07/31/24	107,415
			217,821
Colombia: 3.5%
	100,000	Bancolombia SA 4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/27	103,311
		Colombia Government International Bonds
	25,000	4.00%, 02/26/24	26,557
	50,000	5.00%, 06/15/45	60,872
	25,000	6.13%, 01/18/41	33,931
		Colombian TES
COP	132,200,000	6.00%, 04/28/28	39,511
	69,000,000	6.25%, 11/26/25	20,992
	137,500,000	7.00%, 05/04/22	42,143
	68,000,000	7.00%, 06/30/32	21,590
	158,100,000	7.50%, 08/26/26	51,328
	100,500,000	7.75%, 09/18/30	33,571
	139,400,000	10.00%, 07/24/24	48,657
USD	40,000	Ecopetrol SA 5.38%, 06/26/26	45,286
COP	24,857,000	Empresas Publicas de Medellin ESP Reg S 8.38%, 02/01/21	7,398
			535,147
Croatia: 0.6%
USD	75,000	Croatia Government International Bond 144A 6.00%, 01/26/24	86,325

Curacao: 0.1%
	10,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	9,618

Czech Republic: 1.3%
		Czech Republic Government Bonds
CZK	250,000	0.25%, 02/10/27	10,131
	110,000	0.75%, 02/23/21	4,787
	230,000	2.00%, 10/13/33	10,927
	430,000	2.75%, 07/23/29	21,107
		Czech Republic Government Bonds Reg S
	250,000	0.45%, 10/25/23	10,579
	420,000	0.95%, 05/15/30	17,585
	380,000	1.00%, 06/26/26	16,281
	440,000	2.40%, 09/17/25	20,353
	440,000	2.50%, 08/25/28	20,973
EUR	50,000	Czech Republic International Bonds Reg S 3.88%, 05/24/22	60,873
			193,596
Dominican Republic: 0.4%
		Dominican Republic International Bonds Reg S
USD	25,000	5.95%, 01/25/27	27,540
	25,000	6.85%, 01/27/45	28,211
	14,133	7.50%, 05/06/21	14,635
			70,386
Ecuador: 0.5%
	50,000	Ecuador Government International Bonds 144A 7.95%, 06/20/24	44,146
	50,000	Ecuador Government International Bonds Reg S 7.88%, 01/23/28	40,768
			84,914
Egypt: 0.4%
	50,000	Egypt Government International Bond 144A 7.50%, 01/31/27	57,298

El Salvador: 0.2%
	30,000	El Salvador Government International Bond Reg S 7.65%, 06/15/35	34,978

Hungary: 1.8%
		Hungary Government Bonds
HUF	7,400,000	1.75%, 10/26/22	25,147
	2,600,000	2.50%, 10/27/21	8,888
	5,500,000	3.00%, 06/26/24	19,711
	7,450,000	3.00%, 10/27/27	26,871
	6,520,000	5.50%, 06/24/25	26,256
	6,600,000	6.00%, 11/24/23	25,969
	6,100,000	7.00%, 06/24/22	23,280
USD	100,000	Hungary Government International Bonds 5.38%, 03/25/24	113,969
			270,091
India: 0.7%
	100,000	State Bank of India/London 144A 4.88%, 04/17/24	109,332

Indonesia: 6.3%
		Indonesia Government International Bonds Reg S
USD	75,000	7.75%, 01/17/38	115,664
	100,000	8.50%, 10/12/35	160,693
		Indonesia Treasury Bonds
IDR	579,000,000	5.63%, 05/15/23	42,404
	712,000,000	6.13%, 05/15/28	50,343
	598,000,000	6.63%, 05/15/33	41,613
	635,000,000	7.00%, 05/15/22	48,043
	696,000,000	7.00%, 05/15/27	52,131
	60,000,000	7.00%, 09/15/30	4,521
	244,000,000	8.13%, 05/15/24	19,351
	595,000,000	8.25%, 07/15/21	45,359
	230,000,000	8.25%, 05/15/29	18,656
	425,000,000	8.25%, 05/15/36	33,533
	610,000,000	8.38%, 03/15/24	48,648
	709,000,000	8.38%, 09/15/26	57,495
	628,000,000	8.38%, 03/15/34	50,677
	268,000,000	8.75%, 05/15/31	22,343
	630,000,000	9.00%, 03/15/29	52,723
	214,000,000	10.50%, 08/15/30	19,827
USD	70,000	Pertamina Persero PT 144A 4.30%, 05/20/23	74,065
			958,089
Israel: 2.6%
		Israel Government Bonds
ILS	120,000	1.75%, 08/31/25	37,478
	110,000	2.00%, 03/31/27	35,442
	50,000	3.75%, 03/31/24	16,994
	155,000	4.25%, 03/31/23	52,214
	130,000	5.50%, 01/31/22	41,700
	120,000	5.50%, 01/31/42	60,488
	100,000	6.25%, 10/30/26	40,298
		Israel Government International Bonds
USD	50,000	4.00%, 06/30/22	52,573
	50,000	4.50%, 01/30/43	62,004
			399,191
Jamaica: 0.4%
	50,000	Jamaica Government International Bond 6.75%, 04/28/28	59,268
Kazakhstan: 0.4%
	50,000	Kazakhstan Government International Bond Reg S 5.13%, 07/21/25	57,734
Kuwait: 0.3%
	40,000	Kuwait International Government Bond 144A 3.50%, 03/20/27	43,446
Lebanon: 0.5%
	200,000	Lebanon Government International Bond Reg S 6.60%, 11/27/26	75,704
Malaysia: 4.1%
		Malaysia Government Bonds
MYR	130,000	3.42%, 08/15/22	32,138
	225,000	3.48%, 03/15/23	55,866
	130,000	3.73%, 06/15/28	33,082
	130,000	3.80%, 09/30/22	32,443
	180,000	3.84%, 04/15/33	46,409
	45,000	3.88%, 03/10/22	11,213
	44,000	3.89%, 08/15/29	11,401
	175,000	3.89%, 03/15/27	44,728
	92,000	3.90%, 11/16/27	23,637
	147,000	3.96%, 09/15/25	37,593
	25,000	4.05%, 09/30/21	6,220
	125,000	4.06%, 09/30/24	31,881
	150,000	4.16%, 07/15/21	37,302
	123,000	4.18%, 07/15/24	31,470
	130,000	4.23%, 06/30/31	34,584
	125,000	4.39%, 04/15/26	32,760
	125,000	4.50%, 04/15/30	33,862
	133,000	4.74%, 03/15/46	37,621
	130,000	4.76%, 04/07/37	37,305
	35,000	4.89%, 06/08/38	10,196
			621,711
Mexico: 8.5%
USD	125,000	America Movil SAB de CV 6.13%, 03/30/40	178,007
		Mexican Bonos
MXN	664,000	5.75%, 03/05/26	33,647
	1,128,000	6.50%, 06/10/21	59,515
	1,150,000	6.50%, 06/09/22	60,652
	1,110,000	7.25%, 12/09/21	59,392
	1,190,100	7.50%, 06/03/27	66,162
	546,000	7.75%, 05/29/31	31,255
	477,000	7.75%, 11/23/34	27,555
	762,000	7.75%, 11/13/42	43,942
	906,000	8.00%, 12/07/23	50,164
	394,000	8.00%, 11/07/47	23,500
	520,000	8.50%, 05/31/29	31,025
	620,000	8.50%, 11/18/38	38,187
	1,095,000	10.00%, 12/05/24	66,138
	430,000	10.00%, 11/20/36	29,898
		Mexico Government International Bonds
USD	77,000	4.00%, 10/02/23	81,834
	75,000	4.75%, 03/08/44	86,395
	60,000	6.05%, 01/11/40	80,682
		Petróleos Mexicanos
	75,000	6.50%, 03/13/27	81,526
	50,000	6.50%, 06/02/41	50,653
	64,000	6.63%, 06/15/38	65,180
	50,000	6.75%, 09/21/47	50,767
			1,296,076
Netherlands: 1.3%
		Petrobras Global Finance BV
USD	12,000	4.38%, 05/20/23	12,699
	50,000	6.00%, 01/27/28	58,417
	60,000	6.75%, 01/27/41	73,286
		Teva Pharmaceutical Finance Netherlands III BV
	20,000	2.20%, 07/21/21	19,736
	20,000	2.80%, 07/21/23	18,638
	20,000	3.15%, 10/01/26	17,125
			199,901
Nigeria: 1.1%
NGN	18,470,000	Nigeria Government Bonds 16.39%, 01/27/22	59,663
USD	100,000	Nigeria Government International Bond 144A 6.50%, 11/28/27	103,125
			162,788
Oman: 0.8%
		Oman Government International Bonds 144A
	75,000	5.63%, 01/17/28	77,794
	50,000	6.75%, 01/17/48	50,000
			127,794
Panama: 0.3%
		Panama Government International Bonds
	20,000	3.88%, 03/17/28	22,113
	19,400	7.13%, 01/29/26	24,596
			46,709
Peru: 3.0%
	125,000	Banco de Credito del Peru Reg S 4.25%, 04/01/23	132,489
		Peru Government Bonds
PEN	45,000	5.70%, 08/12/24	15,030
	90,000	6.35%, 08/12/28	31,393
	60,000	6.85%, 02/12/42	21,999
	60,000	6.90%, 08/12/37	22,057
	65,000	6.95%, 08/12/31	23,747
	55,000	8.20%, 08/12/26	20,940
		Peru Government Bonds Reg S 144A
	44,000	5.40%, 08/12/34	14,052
	74,000	5.94%, 02/12/29	25,244
	70,000	6.15%, 08/12/32	24,106
		Peru Government International Bonds
USD	62,000	7.35%, 07/21/25	79,541
	25,000	8.75%, 11/21/33	42,259
			452,857
Philippines: 1.2%
		Philippine Government International Bonds
	50,000	5.00%, 01/13/37	65,721
	25,000	6.38%, 10/23/34	36,314
	25,000	9.50%, 02/02/30	40,851
	25,000	10.63%, 03/16/25	35,482
			178,368
Poland: 2.8%
		Republic of Poland Government Bonds
PLN	125,000	1.75%, 07/25/21	32,368
	140,000	2.25%, 04/25/22	36,648
	154,000	2.50%, 01/25/23	40,681
	108,000	2.50%, 04/25/24	28,687
	175,000	2.50%, 07/25/26	46,430
	175,000	2.50%, 07/25/27	46,340
	130,000	2.75%, 04/25/28	35,076
	14,000	2.75%, 10/25/29	3,805
	130,000	3.25%, 07/25/25	35,841
	135,000	4.00%, 10/25/23	37,663
	100,000	5.75%, 10/25/21	27,642
	120,000	5.75%, 09/23/22	34,222
	50,000	5.75%, 04/25/29	16,956
			422,359
Qatar: 1.0%
USD	100,000	Qatar Government International Bond Reg S 6.40%, 01/20/40	148,476
Romania: 1.7%
		Romania Government Bonds
RON	80,000	3.25%, 03/22/21	18,523
	60,000	3.25%, 04/29/24	13,644
	80,000	3.40%, 03/08/22	18,500
	80,000	4.75%, 02/24/25	19,297
	35,000	4.85%, 04/22/26	8,489
	35,000	5.00%, 02/12/29	8,602
	60,000	5.80%, 07/26/27	15,437
	70,000	5.85%, 04/26/23	17,301
	70,000	5.95%, 06/11/21	16,770
		Romanian Government International Bonds Reg S
EUR	25,000	2.75%, 10/29/25	31,207
	45,000	3.88%, 10/29/35	59,531
USD	25,000	4.88%, 01/22/24	27,641
			254,942
Russia: 3.7%
		Russian Federal Bonds
RUB	700,000	6.50%, 02/28/24	11,268
	1,690,000	6.90%, 05/23/29	27,956
	2,000,000	7.00%, 12/15/21	32,144
	1,200,000	7.00%, 08/16/23	19,602
	2,000,000	7.05%, 01/19/28	33,266
	2,300,000	7.10%, 10/16/24	37,868
	800,000	7.25%, 05/10/34	13,619
	2,400,000	7.40%, 12/07/22	39,405
	1,310,000	7.40%, 07/17/24	21,774
	1,930,000	7.50%, 08/18/21	31,125
	800,000	7.60%, 07/20/22	13,124
	2,600,000	7.70%, 03/23/33	45,791
	2,100,000	7.75%, 09/16/26	36,062
	800,000	7.95%, 10/07/26	13,846
	2,080,000	8.15%, 02/03/27	36,494
	1,700,000	8.50%, 09/17/31	31,613
		Russian Foreign Bonds Reg S
USD	33,500	7.50%, 03/31/30 (s)	38,169
	45,000	12.75%, 06/24/28	78,238
			561,364
Saudi Arabia: 0.4%
	50,000	Saudi Government International Bond 144A 4.50%, 10/26/46	57,279
South Africa: 3.8%
		Republic of South Africa Government Bonds
ZAR	193,000	6.25%, 03/31/36	9,233
	700,000	7.00%, 02/28/31	39,666
	550,000	7.75%, 02/28/23	37,746
	760,000	8.00%, 01/31/30	47,477
	600,000	8.25%, 03/31/32	36,780
	700,000	8.50%, 01/31/37	41,373
	720,000	8.75%, 01/31/44	42,169
	1,175,000	8.75%, 02/28/48	68,607
	550,000	8.88%, 02/28/35	34,261
	320,000	9.00%, 01/31/40	19,514
	1,050,000	10.50%, 12/21/26	79,026
		Republic of South Africa Government International Bonds
USD	50,000	4.30%, 10/12/28	49,476
	75,000	5.88%, 09/16/25	82,934
			588,262
Sri Lanka: 0.6%
		Sri Lanka Government International Bond 144A
	50,000	5.75%, 04/18/23	50,250
	40,000	6.85%, 11/03/25	40,599
			90,849
Thailand: 3.7%
		Thailand Government Bonds
THB	1,300,000	1.88%, 06/17/22	42,466
	1,300,000	2.00%, 12/17/22	42,756
	1,400,000	2.13%, 12/17/26	47,664
	445,000	2.40%, 12/17/23	14,973
	389,000	2.88%, 12/17/28	14,128
	1,350,000	3.40%, 06/17/36	54,531
	1,033,000	3.63%, 06/16/23	35,889
	1,315,000	3.65%, 12/17/21	44,206
	1,300,000	3.65%, 06/20/31	51,453
	779,000	3.78%, 06/25/32	31,393
	1,250,000	3.85%, 12/12/25	46,134
	1,000,000	4.68%, 06/29/44	48,909
	1,400,000	4.88%, 06/22/29	59,003
	900,000	Thailand Government Bonds Reg S 4.26%, 12/12/37	39,639
			573,144
Turkey: 4.2%
		Turkey Government International Bonds
USD	75,000	5.75%, 05/11/47	72,555
	50,000	6.00%, 03/25/27	52,969
	90,000	6.88%, 03/17/36	100,226
TRY	100,000	7.10%, 03/08/23	15,489
USD	80,000	7.38%, 02/05/25	90,497
TRY	170,000	8.00%, 03/12/25	26,444
	100,000	9.20%, 09/22/21	16,558
	130,000	10.50%, 08/11/27	22,568
	118,000	10.60%, 02/11/26	20,495
	100,000	10.70%, 08/17/22	17,093
	130,000	11.00%, 03/02/22	22,242
	27,000	12.20%, 01/18/23	4,791
	110,000	12.40%, 03/08/28	20,971
USD	50,000	Turkiye Garanti Bankasi AS Reg S 5.25%, 09/13/22	51,895
	100,000	Yapi ve Kredi Bankasi AS 144A 6.10%, 03/16/23	104,491
			639,284
United Arab Emirates: 0.8%
		Abu Dhabi Government International Bonds 144A
	50,000	2.50%, 10/11/22	50,841
	65,000	3.13%, 10/11/27	69,031
			119,872
United Kingdom: 1.0%
		Anglo American Capital Plc Reg S
	50,000	3.63%, 09/11/24	52,723
	50,000	4.75%, 04/10/27	55,706
	50,000	AngloGold Ashanti Holdings Plc 5.13%, 08/01/22	52,908
			161,337
United States: 0.7%
	100,000	DAE Funding LLC Reg S 5.00%, 08/01/24	104,874
Uruguay: 0.6%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24	83,963
		Uruguay Government International Bonds Reg S
UYU	370,000	8.50%, 03/15/28	8,764
	300,000	9.88%, 06/20/22	7,968
			100,695
Total Government Obligations (Cost: $12,420,264)			12,834,085
Total Investments Before Collateral for Securities Loaned: 98.4% (Cost: $14,487,223)			15,051,775

Number Of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $21)
	21	State Street Navigator Securities Lending Government Money Market Portfolio
			21

Total Investments: 98.4% (Cost: $14,487,244)			15,051,796
Other assets less liabilities: 1.6%			242,262
NET ASSETS: 100.0%			$15,294,058

Definitions:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:
(o)	Perpetual Maturity - the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,699,748, or 11.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.5%	$524,167
Communications	3.9	583,132
Consumer, Non-cyclical	2.4	362,701
Diversified	2.4	370,258
Energy	9.5	1,433,692
Financial	10.1	1,521,422
Government	65.2	9,811,094
Industrial	0.7	104,874
Utilities	2.3	340,435
	100.0%	$15,051,775

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 94.3%
Argentina: 4.1%
$498,438	Aeropuertos Argentina 2000 SA 144A 6.88%, 02/01/27	$485,095
350,000	AES Argentina Generacion SA 144A 7.75%, 02/02/24	295,138
475,000	Agua y Saneamientos Argentinos SA Reg S 6.63%, 02/01/23	243,872
625,000	Arcor SAIC 144A 6.00%, 07/06/23	613,906
350,000	Banco Macro SA 144A 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/26	303,750
375,000	Capex SA 144A 6.88%, 05/15/24	332,968
375,000	Cia General de Combustibles SA 144A 9.50%, 11/07/21	342,038
400,000	Cia Latinoamericana de Infraestructura & Servicios SA 144A 11.50% 07/20/23	190,000
450,000	Generacion Mediterranea SA 144A 9.63%, 07/27/23	298,463
600,000	Genneia SA 144A 8.75%, 01/20/22	505,962
425,000	IRSA Propiedades Comerciales SA 144A 8.75%, 03/23/23	403,856
550,000	MSU Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/25	331,788
	Pampa Energia SA 144A
600,000	7.38%, 07/21/23	558,249
930,000	7.50%, 01/24/27	810,961
350,000	9.13%, 04/15/29	313,128
433,333	Pan American Energy LLC 144A 7.88%, 05/07/21	446,287
655,000	Tecpetrol SA 144A 4.88%, 12/12/22	642,411
	Telecom Argentina SA 144A
550,000	6.50%, 06/15/21	546,360
500,000	8.00%, 07/18/26	491,068
560,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	519,585
525,000	YPF Energia Electrica SA 144A 10.00%, 07/25/26	486,871
	YPF SA 144A
1,150,000	6.95%, 07/21/27	983,650
850,000	7.00%, 12/15/47	668,045
1,220,000	8.50%, 03/23/21	1,212,802
1,755,000	8.50%, 07/28/25	1,615,328
625,000	8.50%, 06/27/29	554,470
1,850,000	8.75%, 04/04/24	1,788,811
		15,984,862
Austria: 0.5%
200,000	BRF GmbH 144A 4.35%, 09/29/26	204,372
200,000	Eldorado Intl. Finance GmbH 144A 8.63%, 06/16/21	208,832
200,000	JBS Investments GmbH 144A 6.25%, 02/05/23	202,335
	JBS Investments II GmbH 144A
400,000	5.75%, 01/15/28	423,024
500,000	7.00%, 01/15/26	544,290
300,000	Klabin Austria GmbH 144A 5.75%, 04/03/29	326,058
		1,908,911
Azerbaijan: 0.7%
2,275,000	Southern Gas Corridor CJSC 144A 6.88%, 03/24/26	2,727,834

Bahrain: 0.9%
700,000	BBK BSC Reg S 5.50%, 07/09/24	732,725
	Oil and Gas Holding Co. BSCC 144A
1,175,000	7.50%, 10/25/27	1,378,716
650,000	7.63%, 11/07/24	762,479
600,000	8.38%, 11/07/28	740,625
		3,614,545
Belarus: 0.1%
500,000	Development Bank of the Republic of Belarus JSC 144A 6.75%, 05/02/24	533,195

Bermuda: 1.5%
	China Oil & Gas Group Ltd. Reg S
200,000	4.63%, 04/20/22	202,035
200,000	5.50%, 01/25/23	206,292
400,000	Cosan Ltd. 144A 5.50%, 09/20/29	426,504
1,337,000	Digicel Group One Ltd. 144A 8.25%, 12/30/22	866,125
	Digicel Group Two Ltd. 144A
998,000	8.25%, 09/30/22	271,187
1,217,183	9.13% 04/01/24	210,469
	Digicel Ltd. 144A
1,330,000	6.00%, 04/15/21	1,056,233
1,075,000	6.75%, 03/01/23	690,241
200,000	Geopark Ltd. 144A 5.50%, 01/17/27 †	200,000
400,000	Hopson Development Holdings Ltd. Reg S 7.50%, 06/27/22	405,654
666,000	Inkia Energy Ltd. 144A 5.88%, 11/09/27	703,869
750,000	Li & Fung Ltd. Reg S 5.25%, 11/03/21 (o)	603,750
		5,842,359
Brazil: 4.0%
	Banco Bradesco SA/Cayman Islands 144A
300,000	2.85%, 01/27/23	302,025
650,000	5.75%, 03/01/22	682,378
300,000	Banco BTG Pactual SA Reg S 5.75%, 09/28/22	313,972
	Banco BTG Pactual SA/Cayman Islands 144A
200,000	4.50%, 01/10/25	205,750
175,000	5.75%, 09/28/22	183,150
900,000	Banco do Brasil SA 3.88%, 10/10/22	924,111
	Banco do Brasil SA/Cayman 144A
531,000	4.63%, 01/15/25	565,117
400,000	4.75%, 03/20/24	425,204
400,000	4.88%, 04/19/23	424,838
730,000	5.88%, 01/26/22	773,092
400,000	5.88%, 01/19/23	434,986
50,000	Banco do Estado do Rio Grande do Sul SA 144A 7.38%, 02/02/22	53,711
200,000	Banco do Estado do Rio Grande do Sul SA Reg S 7.38%, 02/02/22	214,844
400,000	Banco Nacional de Desenvolvimento Economico e Social 144A 4.75%, 05/09/24	428,670
100,000	Banco Safra SA/Cayman Islands 144A 4.13%, 02/08/23	103,462
	Banco Votorantim SA 144A
400,000	4.00%, 09/24/22	410,900
200,000	4.50%, 09/24/24	210,250
	BRF SA 144A
100,000	3.95%, 05/22/23	101,918
550,000	4.75%, 05/22/24	571,546
200,000	4.88%, 01/24/30	205,900
200,000	Caixa Economica Federal 144A 3.50%, 11/07/22	203,814
735,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	859,652
	Centrais Eletricas Brasileiras SA 144A
400,000	3.63%, 02/04/25	402,900
200,000	4.63%, 02/04/30	202,550
860,000	5.75%, 10/27/21	906,724
300,000	CSN Resources SA 144A 7.63%, 04/17/26 †	315,647
	Globo Comunicacao e Participacoes SA 144A
150,000	4.84%, 06/08/25	156,064
150,000	4.88%, 04/11/22	156,498
	Itau Unibanco Holding SA/Cayman Island 144A
500,000	2.90%, 01/24/23	501,775
200,000	3.25%, 01/24/25	202,200
300,000	4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	308,400
1,200,000	5.13%, 05/13/23	1,282,014
500,000	5.50%, 08/06/22	531,411
500,000	5.65%, 03/19/22	529,640
400,000	6.20%, 12/21/21	424,640
200,000	Light Servicos de Eletricidade SA/Light Energia SA 144A 7.25%, 05/03/23	215,585
300,000	Natura Cosmeticos SA 144A 5.38%, 02/01/23	314,066
196,199	Prumo Participacoes e Investimentos S/A 144A 7.50%, 12/31/31	214,593
		15,263,997
British Virgin Islands: 4.0%
450,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	494,962
516,000	Central American Bottling Corp. 144A 5.75%, 01/31/27	545,854
200,000	Central Plaza Development Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+8.07%), 11/14/24	205,044
300,000	Champion Sincerity Holdings Ltd. Reg S 8.13% (US Treasury Yield Curve Rate T 3 Year+10.58%), 02/08/22 (o)	316,767
	Easy Tactic Ltd. Reg S
700,000	5.75%, 01/13/22	683,046
200,000	7.00%, 04/25/21	201,301
200,000	8.13%, 02/27/23	200,385
200,000	8.13%, 07/11/24	197,120
200,000	ENN Clean Energy International Investment Ltd. Reg S 7.50%, 02/27/21	206,502
1,200,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/22	1,221,189
400,000	Franshion Brilliant Ltd. Reg S 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22	401,000
	Gold Fields Orogen Holdings BVI Ltd. 144A
550,000	5.13%, 05/15/24	592,397
550,000	6.13%, 05/15/29	628,034
	Greenland Global Investment Ltd. Reg S
400,000	5.25%, 02/12/21	397,002
350,000	5.88%, 07/03/24	342,277
300,000	6.75%, 06/25/22	304,925
200,000	6.75%, 09/26/23	202,703
450,000	Grupo Unicomer Co Ltd. 144A 7.88%, 04/01/24	493,598
200,000	Haimen Zhongnan Investment Development International Co. Ltd. Reg S 10.88%, 06/18/22	203,254
500,000	Lai Fung Bonds 2018 Ltd. Reg S 5.65%, 01/18/23	481,408
425,000	LS Finance 2022 Ltd. Reg S 4.25%, 10/16/22	422,803
200,000	LS Finance 2025 Ltd. Reg S 4.50%, 06/26/25	195,730
	New Metro Global Ltd. Reg S
400,000	6.50%, 04/23/21	402,254
200,000	6.50%, 05/20/22	199,532
220,000	Prime Bloom Holdings Ltd. Reg S 6.95%, 07/05/22	112,200
200,000	RKI Overseas Finance 2016 B Ltd. Reg S 4.70%, 09/06/21	199,584
250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (o)	217,254
200,000	RKP Overseas Finance 2016 A Ltd. Reg S 7.95%, 02/17/22 (o)	193,287
	RKPF Overseas 2019 A Ltd. Reg S
200,000	6.70%, 09/30/24	207,575
200,000	7.88%, 02/01/23	214,328
200,000	RongXingDa Development BVI Ltd. Reg S 8.00%, 04/24/22	190,916
	Scenery Journey Ltd. Reg S
200,000	9.00%, 03/06/21	197,802
200,000	13.00%, 11/06/22	202,799
300,000	13.75%, 11/06/23	305,703
200,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (o)	177,000
690,000	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	752,983
1,100,000	Studio City Co. Ltd. 144A 7.25%, 11/30/21	1,123,375
720,000	Studio City Finance Ltd. 144A 7.25%, 02/11/24	747,299
300,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	302,115
200,000	Wanda Properties Overseas Ltd. Reg S 6.95%, 12/05/22	199,917
200,000	Yingde Gases Investment Ltd. 144A 6.25%, 01/19/23	209,257
200,000	Zhaojin Mining International Finance Ltd. Reg S 5.50%, 03/01/22	202,781
		15,295,262
Canada: 2.0%
400,000	Canacol Energy Ltd. 144A 7.25%, 05/03/25 †	432,834
	First Quantum Minerals Ltd. 144A
1,020,000	6.50%, 03/01/24	984,713
1,111,000	6.88%, 03/01/26	1,068,615
975,000	7.25%, 05/15/22	979,173
1,950,000	7.25%, 04/01/23	1,935,784
1,677,000	7.50%, 04/01/25	1,655,342
500,000	Frontera Energy Corp. 144A 9.70%, 06/25/23	536,458
265,675	Stoneway Capital Corp. 144A 10.00%, 03/01/27	134,638
		7,727,557
Cayman Islands: 13.2%
300,000	361 Degrees International Ltd. Reg S 7.25%, 06/03/21	271,562
	Agile Group Holdings Ltd. Reg S
400,000	6.70%, 03/07/22	413,298
200,000	8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/04/23	209,880
200,000	8.50%, 07/18/21	209,866
700,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	695,974
400,000	Alpha Star Holding V Ltd. Reg S 6.63%, 04/18/23	392,124
600,000	Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	622,084
	Central China Real Estate Ltd. Reg S
200,000	6.50%, 03/05/21	199,701
200,000	7.25%, 04/24/23	199,456
	CFLD Cayman Investment Ltd. Reg S
200,000	7.13%, 04/08/22	200,531
200,000	8.60%, 04/08/24	201,000
200,000	8.63%, 02/28/21	204,627
500,000	9.00%, 07/31/21	516,903
200,000	China Aoyuan Group Ltd. Reg S 7.95%, 09/07/21	206,753
300,000	China Aoyuan Property Group Ltd. Reg S 7.50%, 05/10/21	306,743
	China Evergrande Group Reg S
850,000	7.50%, 06/28/23	747,191
900,000	8.25%, 03/23/22	855,831
1,925,000	8.75%, 06/28/25	1,624,489
200,000	9.50%, 04/11/22	193,507
500,000	9.50%, 03/29/24	443,117
700,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/22	694,857
	CIFI Holdings Group Co. Ltd. Reg S
200,000	5.50%, 01/23/22	201,624
200,000	6.45%, 11/07/24	200,507
400,000	6.55%, 03/28/24	408,127
200,000	6.88%, 04/23/21	204,939
200,000	7.63%, 03/02/21	207,101
200,000	7.63%, 02/28/23	208,727
1,025,000	Comunicaciones Celulares SA Via Comcel Trust 144A 6.88%, 02/06/24	1,049,000
	Country Garden Holdings Co. Ltd. Reg S
600,000	4.75%, 09/28/23	603,895
300,000	5.63%, 12/15/26	307,319
500,000	CSN Islands XI Corp. 144A 6.75%, 01/28/28	496,250
	Dar Al-Arkan Sukuk Co. Ltd. Reg S
600,000	6.75%, 02/15/25	605,280
700,000	6.88%, 03/21/23	719,477
950,000	DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (USD Swap Semi 30/360 6 Year+3.66%), 01/22/25 (o)	1,021,848
400,000	E-House China Enterprise Holdings Ltd. Reg S 7.75%, 02/28/21	400,802
400,000	Emirates Reit Sukuk Ltd. Reg S 5.13%, 12/12/22	397,017
400,000	Energuate Trust 144A 5.88%, 05/03/27 †	419,643
	Ezdan Sukuk Co. Ltd. Reg S
600,000	4.38%, 05/18/21 †	571,524
600,000	4.88%, 04/05/22	558,000
	Fantasia Holdings Group Co. Ltd. Reg S
300,000	7.38%, 10/04/21	295,373
200,000	15.00%, 12/18/21	218,567
800,000	Global A&T Electronics Ltd. 8.50%, 01/12/23	788,949
200,000	Greenland Hong Kong Holdings Ltd. Reg S 6.00%, 07/17/21	197,510
1,250,000	Grupo Aval Ltd. 144A 4.75%, 09/26/22 †	1,300,860
600,000	Industrial Senior Trust 144A 5.50%, 11/01/22	631,824
200,000	Jingrui Holdings Ltd. Reg S 9.45%, 04/23/21	194,003
200,000	Kaisa Group Holdings Ltd. 144A 11.95%, 10/22/22 †	211,356
	Kaisa Group Holdings Ltd. Reg S
400,000	8.50%, 06/30/22	397,037
1,050,000	9.38%, 06/30/24	990,506
300,000	10.88%, 07/23/23	301,572
200,000	11.25%, 04/09/22	210,021
200,000	11.50%, 01/30/23	204,906
300,000	11.95%, 11/12/23	310,515
600,000	King Talent Management Ltd. Reg S 5.60% (US Treasury Yield Curve Rate T 5 Year+3.52%), 12/04/22 (o)	561,000
	KWG Group Holdings Ltd. Reg S
200,000	7.88%, 08/09/21	206,799
200,000	7.88%, 09/01/23	206,011
	KWG Property Holding Ltd. Reg S
200,000	5.88%, 11/10/24	188,833
300,000	6.00%, 09/15/22	299,916
500,000	Lamar Funding Ltd. 144A 3.96%, 05/07/25	496,438
800,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	794,300
	Latam Finance Ltd. 144A
900,000	6.88%, 04/11/24	959,026
900,000	7.00%, 03/01/26	978,610
	Logan Property Holdings Co. Ltd. Reg S
200,000	5.25%, 02/23/23	197,856
200,000	6.50%, 07/16/23	204,000
400,000	6.88%, 04/24/21	408,787
	MAF Global Securities Ltd. Reg S
550,000	5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22	565,813
500,000	6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 03/20/26	532,248
	Melco Resorts Finance Ltd. 144A
1,100,000	4.88%, 06/06/25	1,120,914
600,000	5.25%, 04/26/26	604,267
1,100,000	5.38%, 12/04/29	1,102,960
700,000	5.63%, 07/17/27 †	711,191
	MGM China Holdings Ltd. 144A
300,000	5.38%, 05/15/24	308,126
300,000	5.88%, 05/15/26	311,062
200,000	Modern Land China Co. Ltd. Reg S 7.95%, 03/05/21	192,252
	Mumtalakat Sukuk Holding Co. Reg S
700,000	4.00%, 11/25/21	709,187
1,000,000	5.63%, 02/27/24	1,069,630
300,000	NagaCorp. Ltd. 144A 9.38%, 05/21/21	314,176
500,000	NMC Healthcare Sukuk Ltd. Reg S 5.95%, 11/21/23 †	504,504
145,502	Odebrecht Offshore Drilling Finance Ltd. 144A 6.72%, 12/01/22	144,774
550,000	OmGrid Funding Ltd. 144A 5.20%, 05/16/27	570,914
200,000	Powerlong Real Estate Holdings Ltd. 6.95%, 04/17/21	201,903
	Redsun Properties Group Ltd. Reg S
200,000	9.95%, 04/11/22	205,275
200,000	11.50%, 03/04/21	205,502
	Ronshine China Holdings Ltd. Reg S
400,000	8.25%, 02/01/21	408,975
200,000	8.75%, 10/25/22	207,780
200,000	8.95%, 01/22/23	206,832
200,000	11.25%, 08/22/21	214,613
350,000	Sagicor Finance 2015 Ltd. 144A 8.88%, 08/11/22	364,875
900,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	839,241
450,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/22	459,072
	Sunac China Holdings Ltd. Reg S
200,000	7.50%, 02/01/24	201,032
500,000	7.88%, 02/15/22	517,865
600,000	7.95%, 08/08/22	622,161
200,000	7.95%, 10/11/23	207,250
700,000	Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	769,375
800,000	Times Property Holdings Ltd. Reg S 6.60%, 03/02/23	809,659
701,000	WTT Investment Ltd./Hong Kong 144A 5.50%, 11/21/22	729,163
	Wynn Macau Ltd. 144A
700,000	4.88%, 10/01/24	708,459
1,200,000	5.13%, 12/15/29 †	1,191,000
900,000	5.50%, 10/01/27	917,980
200,000	Yankuang Group Cayman Ltd. Reg S 6.00%, 01/30/22	205,780
	Yuzhou Properties Co. Ltd. Reg S
300,000	6.00%, 01/25/22	300,415
200,000	6.00%, 10/25/23	193,186
400,000	7.90%, 05/11/21	412,484
400,000	8.30%, 05/27/25	402,023
200,000	8.50%, 02/26/24	206,560
	Zhenro Properties Group Ltd. Reg S
200,000	8.65%, 01/21/23	203,063
200,000	9.15%, 03/08/22	206,824
500,000	Zhongliang Holdings Group Co. Ltd. Reg S
	11.50%, 09/26/21	513,814
		51,139,328
Chile: 0.9%
	AES Gener SA 144A
550,000	6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	575,300
600,000	7.13% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	643,043
500,000	Corp Group Banking SA 144A 6.75%, 03/15/23	403,963
500,000	Empresa Electrica Cochrane SpA 144A 5.50%, 05/14/27	523,750
700,000	Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	655,713
500,000	Geopark Ltd. 144A 6.50%, 09/21/24	528,458
		3,330,227
China / Hong Kong: 2.5%
200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	200,567
800,000	Bank of East Asia Ltd. Reg S 5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 09/19/24 (o)	841,317
	CAR, Inc. Reg S
200,000	6.00%, 02/11/21	188,821
200,000	8.88%, 05/10/22	185,278
200,000	Chalieco Hong Kong Corp. Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 3 Year+6.38%), 05/21/23	204,300
200,000	Chengdu Airport Xingcheng Investment Group Co. Ltd. Reg S 6.50%, 07/18/22	204,357
200,000	Chengdu Economic & Technological Development Zone State-Owned Assets Investment Reg S 7.50%, 02/12/22	203,279
1,050,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (o)	1,056,967
	China CITIC Bank International Ltd. Reg S
600,000	4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (o)	601,577
200,000	7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/06/23 (o)	218,794
650,000	Chong Hing Bank Ltd. Reg S 5.70% (US Treasury Yield Curve Rate T 5 Year+3.86%), 07/15/24 (o)	674,615
500,000	CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 01/24/24 (o)	538,892
200,000	Fujian Zhanglong Group Co. Ltd. Reg S 5.88%, 08/26/22	204,299
200,000	Full Dragon Hong Kong International Development Ltd. Reg S 5.60%, 02/14/21	202,450
200,000	Gemdale Ever Prosperity Investment Ltd. Reg S 6.00%, 09/06/21	204,506
200,000	Guangxi Financial Investment Group Co. Ltd. Reg S 5.75%, 01/23/21	191,020
450,000	ICBC Asia Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (o)	457,441
1,500,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (o)	1,528,348
200,000	Qinghai Provincial Investment Group Co. Ltd. Reg S 6.40%, 07/10/21 (d)	68,002
200,000	Union Life Insurance Co. Ltd. Reg S 3.00%, 09/19/21	166,762
200,000	Yango Justice International Ltd. Reg S 10.25%, 03/18/22	204,278
	Yanlord Land HK Co. Ltd. Reg S
200,000	5.88%, 01/23/22	202,824
200,000	6.75%, 04/23/23	203,755
400,000	Zensun Enterprises Ltd. Reg S 12.80%, 10/03/21	393,543
200,000	Zhangzhou Jiulongjiang Group Co. Ltd. Reg S 5.60%, 09/10/22	204,050
200,000	Zhangzhou Transportation Development Group Co. Ltd. Reg S 6.50%, 06/26/22	204,036
200,000	Zoomlion HK SPV Co. Ltd. 144A 6.13%, 12/20/22	205,062
		9,759,140
Colombia: 1.6%
550,000	Banco Davivienda SA 144A 5.88%, 07/09/22	588,110
	Banco de Bogota SA 144A
1,175,000	5.38%, 02/19/23	1,267,337
833,000	6.25%, 05/12/26	948,618
400,000	Banco GNB Sudameris SA 144A 6.50% (US Treasury Yield Curve Rate T 5 Year+4.56%), 04/03/27	421,143
1,100,000	Bancolombia S.A. 5.13%, 09/11/22	1,164,119
	Bancolombia SA
200,000	3.00%, 01/29/25	201,452
300,000	4.63% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/29	309,900
1,000,000	Colombia Telecomunicaciones SA ESP 144A 5.38%, 09/27/22	1,010,510
300,000	Credivalores-Crediservicios SAS 144A 9.75%, 07/27/22	317,344
		6,228,533
Costa Rica: 0.6%
	Banco Nacional de Costa Rica 144A
350,000	5.88%, 04/25/21	359,769
600,000	6.25%, 11/01/23	641,505
	Instituto Costarricense de Electricidad 144A
550,000	6.38%, 05/15/43	486,756
700,000	6.95%, 11/10/21	731,507
		2,219,537
Croatia: 0.2%
800,000	Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	881,509

Curacao: 0.3%
680,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	654,010
450,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	445,757
		1,099,767
Dominican Republic: 0.2%
500,000	Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	555,799
300,000	Banco de Reservas de la Republica Dominicana 144A 7.00%, 02/01/23	317,253
		873,052
Georgia: 0.4%
400,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	425,517
200,000	Georgia Capital JSC 144A 6.13%, 03/09/24	198,500
700,000	Georgian Railway JSC 144A 7.75%, 07/11/22	769,794
300,000	TBC Bank JSC 144A 5.75%, 06/19/24	318,000
		1,711,811
India: 2.8%
600,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ 144A 6.25%, 12/10/24	650,346
	Delhi International Airport Ltd. 144A
700,000	6.13%, 10/31/26	753,375
500,000	6.45%, 06/04/29	539,000
500,000	Future Retail Ltd. 144A 5.60%, 01/22/25	504,473
	GMR Hyderabad International Airport Ltd. 144A
500,000	4.25%, 10/27/27	480,825
400,000	5.38%, 04/10/24	415,515
800,000	HPCL-Mittal Energy Ltd. Reg S 5.25%, 04/28/27	816,602
500,000	Indiabulls Housing Finance Ltd. Reg S 6.38%, 05/28/22	428,746
	JSW Steel Ltd. Reg S
900,000	5.25%, 04/13/22	923,106
200,000	5.38%, 04/04/25	203,169
600,000	5.95%, 04/18/24	620,623
650,000	Muthoot Finance Ltd. 144A 6.13%, 10/31/22	674,999
	ReNew Power Pvt Ltd. 144A
500,000	5.88%, 03/05/27	503,378
400,000	6.45%, 09/27/22	415,300
600,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	631,700
	Shriram Transport Finance Co. Ltd. 144A
400,000	5.10%, 07/16/23	401,858
900,000	5.95%, 10/24/22	923,588
200,000	Shriram Transport Finance Co. Ltd. Reg S 5.70%, 02/27/22	204,443
400,000	Tata Motors Ltd. Reg S 5.88%, 05/20/25	413,880
200,000	Yes Bank Ifsc Banking Unit Branch Reg S 3.75%, 02/06/23	160,031
		10,664,957
Indonesia: 0.8%
500,000	ABM Investama Tbk PT 144A 7.13%, 08/01/22	427,206
900,000	Adaro Indonesia PT 144A 4.25%, 10/31/24	888,376
500,000	Bayan Resources Tbk PT 144A 6.13%, 01/24/23	490,529
360,000	Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/13/22	369,594
320,000	Chandra Asri Petrochemical Tbk PT 144A 4.95%, 11/08/24	315,621
700,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	713,204
		3,204,530
Ireland: 3.3%
1,225,000	Alfa Bank AO Via Alfa Bond Issuance Plc 144A 7.75%, 04/28/21	1,301,989
400,000	Borets Finance DAC 144A 6.50%, 04/07/22	415,200
400,000	Celtic Resources Holdings DAC 144A 4.13%, 10/09/24	416,394
400,000	Chelyabinsk Pipe Plant Via Chelpipe Finance DAC 144A 4.50%, 09/19/24	407,144
	Credit Bank of Moscow Via CBOM Finance Plc 144A
600,000	4.70%, 01/29/25	600,836
450,000	5.55%, 02/14/23	467,948
550,000	5.88%, 11/07/21	570,906
700,000	7.12%, 06/25/24	774,687
900,000	Eurochem Finance DAC 144A 5.50%, 03/13/24	985,572
400,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	425,700
	Gtlk Europe Capital DAC Reg S
200,000	4.95%, 02/18/26	209,334
600,000	5.95%, 04/17/25	656,370
	GTLK Europe DAC Reg S
800,000	5.13%, 05/31/24	845,332
700,000	5.95%, 07/19/21	731,062
800,000	Hacienda Investments Ltd. Via DME Airport DAC Reg S 5.08%, 02/15/23	844,800
400,000	Koks OAO Via Koks Finance DAC 144A 7.50%, 05/04/22	418,300
900,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	970,852
550,000	Mobile Telesystems OJSC Via MTS International Funding DAC 144A 5.00%, 05/30/23	588,352
1,000,000	SCF Capital Designated Activity Co. 144A 5.38%, 06/16/23	1,079,670
		12,710,448
Kazakhstan: 1.3%
476,206	Halyk Savings Bank of Kazakhstan JSC 144A 5.50%, 12/21/22	481,264
	KazMunayGas National Co. JSC 144A
700,000	3.88%, 04/19/22	724,661
400,000	4.40%, 04/30/23	425,981
1,200,000	4.75%, 04/19/27	1,349,304
1,500,000	5.75%, 04/19/47	1,863,630
		4,844,840
Kuwait: 0.1%
300,000	Al Ahli Bank of Kuwait KSCP Reg S 7.25% (USD Swap Semi 30/360 5 Year+4.17%), 09/26/23 (o)	323,544

Luxembourg: 4.7%
600,000	Adecoagro SA 144A 6.00%, 09/21/27	602,610
200,000	Aegea Finance Sarl 144A 5.75%, 10/10/24	211,335
240,000	Atento Luxco 1 SA 144A 6.13%, 08/10/22	242,700
500,000	Avation Capital SA 144A 6.50%, 05/15/21	517,700
	Consolidated Energy Finance SA 144A
550,000	6.50%, 05/15/26	544,691
550,000	6.88%, 06/15/25	546,557
300,000	Cosan Luxembourg SA 144A 7.00%, 01/20/27	330,107
400,000	CSN Resources SA 144A 7.63%, 02/13/23 †	424,034
500,000	Gilex Holding Sarl 144A 8.50%, 05/02/23 †	542,708
300,000	Gol Finance SA 144A 7.00%, 01/31/25	305,276
300,000	Hidrovias International Finance SARL 144A 5.95%, 01/24/25	311,876
300,000	JSL Europe SA 144A 7.75%, 07/26/24	324,254
600,000	Kenbourne Invest SA 144A 6.88%, 11/26/24	625,500
	Kernel Holding SA 144A
300,000	6.50%, 10/17/24	317,223
700,000	8.75%, 01/31/22 †	759,916
500,000	Klabin Finance SA 144A 4.88%, 09/19/27	526,555
	MHP Lux SA 144A
300,000	6.25%, 09/19/29	294,379
750,000	6.95%, 04/03/26	785,264
	Minerva Luxembourg SA 144A
200,000	5.88%, 01/19/28	211,130
650,000	6.50%, 09/20/26	693,288
300,000	Nexa Resources SA 144A 5.38%, 05/04/27	323,433
	Puma International Financing SA 144A
1,200,000	5.00%, 01/24/26 †	1,131,867
500,000	5.13%, 10/06/24	492,286
	Rede D’or Finance Sarl 144A
450,000	4.50%, 01/22/30	453,038
200,000	4.95%, 01/17/28	210,872
	Rumo Luxembourg Sarl 144A
100,000	5.88%, 01/18/25	107,460
500,000	7.38%, 02/09/24	537,608
2,350,000	Sberbank of Russia Via SB Capital SA 144A 5.13%, 10/29/22	2,493,644
200,000	Tupy Overseas SA 144A 6.63%, 07/17/24	206,835
	Ultrapar International SA 144A
300,000	5.25%, 10/06/26	324,857
200,000	5.25%, 06/06/29	214,870
200,000	Unigel Luxembourg SA 144A 8.75%, 10/01/26	207,675
400,000	Usiminas International Sarl 144A 5.88%, 07/18/26	430,300
1,665,000	VTB Bank OJSC Via VTB Capital SA 144A 6.95%, 10/17/22	1,812,416
		18,064,264
Malaysia: 0.2%
500,000	Press Metal Labuan Ltd. Reg S 4.80%, 10/30/22	495,988
300,000	SD International Sukuk Ltd. Reg S 6.30%, 05/09/22	305,625
		801,613
Marshall Islands: 0.1%
525,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. 144A 7.25%, 05/01/22	515,976

Mauritius: 2.1%
575,000	Azure Power Energy Ltd. 144A 5.50%, 11/03/22	591,201
400,000	Azure Power Solar Energy Pvt Ltd. 144A 5.65%, 12/24/24	413,878
500,000	Greenko Investment Co. 144A 4.88%, 08/16/23	500,859
500,000	Greenko Mauritius Ltd. 144A 6.25%, 02/21/23	517,918
	Greenko Solar Mauritius Ltd. 144A
500,000	5.55%, 01/29/25	514,590
600,000	5.95%, 07/29/26	615,459
500,000	HT Global IT Solutions Holdings Ltd. 144A 7.00%, 07/14/21	513,875
750,000	HTA Group Ltd. 144A 9.13%, 03/08/22	773,689
	MTN Mauritius Investments Ltd. 144A
900,000	4.76%, 11/11/24	939,245
500,000	5.37%, 02/13/22	521,143
700,000	6.50%, 10/13/26	793,115
500,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	507,460
1,000,000	Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 01/15/25 (o)	997,500
		8,199,932
Mexico: 4.4%
200,000	Alpha Holding SA de CV 144A 10.00%, 12/19/22	209,812
600,000	Axtel SAB de CV 144A 6.38%, 11/14/24	635,007
900,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands 144A 3.80% (US Treasury Yield Curve Rate T 5 Year+3.00%), 08/11/26	913,822
1,300,000	BBVA Bancomer SA/Texas 144A 5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/33	1,386,170
1,050,000	Braskem Idesa SAPI 144A 7.45%, 11/15/29	1,111,162
	Cemex SAB de CV 144A
1,175,000	5.45%, 11/19/29	1,254,312
1,219,000	5.70%, 01/11/25	1,252,522
1,000,000	6.13%, 05/05/25	1,034,595
1,191,000	7.75%, 04/16/26 †	1,300,393
	Credito Real SAB de CV SOFOM ER 144A
500,000	7.25%, 07/20/23	527,083
400,000	9.50%, 02/07/26	467,949
500,000	Cydsa SAB de CV 144A 6.25%, 10/04/27	520,174
560,000	Elementia SAB de CV 144A 5.50%, 01/15/25	569,338
600,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (o)	639,066
585,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/27	618,115
550,000	Grupo Posadas SAB de CV 144A 7.88%, 06/30/22	532,125
350,000	Metalsa SA de CV 144A 4.90%, 04/24/23	365,020
350,000	Mexarrend SAPI de CV 144A 10.25%, 07/24/24	366,336
600,000	Nemak SAB de CV 144A 4.75%, 01/23/25	622,494
300,000	Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25	307,475
450,000	TV Azteca SAB de CV Reg S 8.25%, 08/09/24	404,062
	Unifin Financiera SAB de CV 144A
600,000	7.00%, 01/15/25 †	629,280
500,000	7.25%, 09/27/23	530,158
300,000	7.38%, 02/12/26	316,454
500,000	8.38%, 01/27/28	530,625
		17,043,549
Mongolia: 0.2%
400,000	Mongolian Mining Corp./Energy Resources LLC 144A 9.25%, 04/15/24	371,114
300,000	Mongolian Mortgage Corp. Hfc LLC 144A 9.75%, 01/29/22	294,522
		665,636
Netherlands: 8.5%
470,000	Ajecorp BV 144A 6.50%, 05/14/22	470,088
1,500,000	Greenko Dutch BV 144A 5.25%, 07/24/24	1,524,187
850,000	GTH Finance BV 144A 7.25%, 04/26/23	954,014
	IHS Netherlands Holdco BV 144A
600,000	7.13%, 03/18/25	637,632
900,000	8.00%, 09/18/27	974,700
400,000	InterCement Financial Operations BV 144A 5.75%, 07/17/24	345,170
390,000	Jababeka International BV 144A 6.50%, 10/05/23	359,960
1,300,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	1,844,206
800,000	Listrindo Capital BV 144A 4.95%, 09/14/26	825,932
	Metinvest BV 144A
1,050,000	7.75%, 04/23/23	1,122,606
200,000	7.75%, 10/17/29	211,274
650,000	8.50%, 04/23/26	712,380
493,030	MV24 Capital BV 144A 6.75%, 06/01/34	532,546
	Nostrum Oil & Gas Finance BV 144A
250,000	7.00%, 02/16/25	113,725
850,000	8.00%, 07/25/22	395,165
	Petrobras Global Finance BV
275,000	4.38%, 05/20/23	291,019
400,000	5.30%, 01/27/25	444,834
400,000	5.75%, 02/01/29	462,300
704,000	6.00%, 01/27/28	822,518
350,000	6.25%, 03/17/24	398,680
200,000	6.75%, 01/27/41	244,287
450,000	6.85%, 06/05/15	537,496
127,000	6.88%, 01/20/40	157,346
425,000	6.90%, 03/19/49	519,403
300,000	7.25%, 03/17/44	380,234
700,000	7.38%, 01/17/27	870,940
380,000	8.75%, 05/23/26	497,173
758,000	Petrobras Global Finance BV 144A 5.09%, 01/15/30	832,739
	Teva Pharmaceutical Finance Netherlands III BV
1,482,000	2.20%, 07/21/21	1,462,438
2,300,000	2.80%, 07/21/23	2,143,404
2,765,000	3.15%, 10/01/26	2,367,462
1,485,000	4.10%, 10/01/46	1,143,598
925,000	6.00%, 04/15/24 †	943,116
975,000	6.75%, 03/01/28 †	1,017,266
775,000	Teva Pharmaceutical Finance Netherlands III BV 144A 7.13%, 01/31/25 †	817,319
	VEON Holdings BV 144A
600,000	3.95%, 06/16/21	609,390
1,245,000	4.00%, 04/09/25	1,296,207
600,000	4.95%, 06/16/24	646,467
700,000	5.95%, 02/13/23 †	766,150
450,000	7.50%, 03/01/22	497,638
1,459,000	VTR Finance BV 144A 6.88%, 01/15/24	1,494,870
		32,687,879
Nigeria: 0.5%
400,000	Access Bank Plc 144A 10.50%, 10/19/21	445,600
400,000	Fidelity Bank Plc 144A 10.50%, 10/16/22	447,434
400,000	Seplat Petroleum Development Co. Plc 144A 9.25%, 04/01/23	418,960
600,000	United Bank for Africa Plc 144A 7.75%, 06/08/22	641,658
		1,953,652
Oman: 0.6%
	Bank Muscat SAOG Reg S
600,000	3.75%, 05/03/21	604,191
500,000	4.88%, 03/14/23	515,281
550,000	Mazoon Assets Co SAOC 144A 5.20%, 11/08/27	567,056
700,000	National Bank of Oman SAOG Reg S 5.63%, 09/25/23	736,470
		2,422,998
Panama: 0.4%
375,000	AES El Salvador Trust II 144A 6.75%, 03/28/23	381,249
450,000	AES Panama SRL 144A 6.00%, 06/25/22	462,745
700,000	Cable Onda SA 144A 4.50%, 01/30/30	724,948
		1,568,942
Paraguay: 0.2%
600,000	Telefónica Celular del Paraguay SA 144A 5.88%, 04/15/27	642,679

Peru: 1.5%
750,000	Hunt Oil Co. of Peru LLC 144A 6.38%, 06/01/28	814,912
500,000	Inretail Pharma SA 144A 5.38%, 05/02/23	526,543
600,000	Minsur SA 144A 6.25%, 02/07/24	660,249
500,000	Nexa Resources Peru SAA 144A 4.63%, 03/28/23	522,713
705,000	Orazul Energy Egenor SCA 144A 5.63%, 04/28/27	734,890
400,000	Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 144A 5.75%, 04/03/28	433,261
1,000,000	Peru LNG Srl 144A 5.38%, 03/22/30	979,152
400,000	SAN Miguel Industrias Pet SA 144A 4.50%, 09/18/22	410,875
730,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	760,499
		5,843,094
Russia: 0.3%
400,000	Global Ports Finance Plc 144A 6.50%, 09/22/23	442,487
725,000	MHP SE 144A 7.75%, 05/10/24	782,724
		1,225,211
Saint Lucia: 0.2%
700,000	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd. 144A 8.75%, 05/25/24 †	696,790

Saudi Arabia: 0.2%
600,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 04/10/22	623,956

Singapore: 2.6%
	ABJA Investment Co. Pte Ltd. Reg S
1,000,000	5.45%, 01/24/28	991,250
1,700,000	5.95%, 07/31/24	1,798,598
400,000	Alam Synergy Pte Ltd. Reg S 6.63%, 04/24/22	362,837
400,000	APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/24	344,014
111,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) (e) *	1,388
700,000	Global Prime Capital Pte Ltd. Reg S 7.25%, 04/26/21	721,875
800,000	Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	753,096
600,000	Marble II Pte Ltd. 144A 5.30%, 06/20/22 †	610,049
700,000	Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	677,683
700,000	Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	725,046
800,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	821,972
300,000	Medco Straits Services Pte Ltd. 144A 8.50%, 08/17/22	317,770
400,000	SSMS Plantation Holdings Pte Ltd. Reg S 7.75%, 01/23/23	330,000
400,000	TBG Global Pte Ltd. Reg S 5.25%, 02/10/22	405,521
	Theta Capital Pte Ltd. Reg S
600,000	6.75%, 10/31/26	546,006
700,000	7.00%, 04/11/22	708,166
		10,115,271
South Africa: 1.9%
400,000	Absa Group Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/28	427,580
	Eskom Holdings SOC Ltd. 144A
1,275,000	6.35%, 08/10/28	1,371,858
1,230,000	6.75%, 08/06/23	1,247,712
1,450,000	7.13%, 02/11/25	1,474,483
600,000	8.45%, 08/10/28	646,935
650,000	FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/28	694,944
400,000	Standard Bank Group Ltd. Reg S 5.95% (USD ICE Swap Rate 11:00am NY 5 Year+3.75%), 05/31/29	425,500
1,200,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	1,223,918
		7,512,930
South Korea: 0.5%
	Woori Bank 144A
700,000	4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/04/24 (o)	706,682
700,000	4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (o)	711,211
400,000	5.25% (US Treasury Yield Curve Rate T 5 Year+3.35%), 05/16/22 (o)	415,016
		1,832,909
Spain: 0.4%
875,000	AI Candelaria Spain SLU 144A 7.50%, 12/15/28	1,000,696
500,000	International Airport Finance SA 144A 12.00%, 03/15/33	550,174
		1,550,870
Thailand: 0.2%
600,000	TMB Bank PCL/Cayman Islands Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 12/02/24	602,190

Togo: 0.2%
700,000	Ecobank Transnational, Inc. 144A 9.50%, 04/18/24 †	786,100

Trinidad and Tobago: 0.3%
300,000	Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	316,500
725,000	Trinidad Petroleum Holdings Ltd. 144A 9.75%, 06/15/26	827,134
		1,143,634
Turkey: 9.0%
	Akbank T.A.S. 144A
550,000	5.00%, 10/24/22	568,040
500,000	5.13%, 03/31/25 †	511,317
500,000	6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/28	502,375
575,000	7.20% (USD Swap Semi 30/360 5 Year+5.03%), 03/16/27	588,225
300,000	Alternatifbank AS Reg S 8.75% (USD Swap Semi 30/360 5 Year+7.83%), 04/16/26	308,646
600,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 11/01/22	606,135
580,000	Arcelik AS 144A 5.00%, 04/03/23	600,555
500,000	Coca-Cola Icecek AS 144A 4.22%, 09/19/24	515,875
	Fibabanka AS Reg S
450,000	6.00%, 01/25/23	454,230
200,000	7.75% (USD Swap Semi 30/360 5 Year+5.76%), 11/24/27	200,300
	KOC Holding AS 144A
800,000	5.25%, 03/15/23	832,761
800,000	6.50%, 03/11/25	870,811
500,000	KT Kira Sertifikalari Varlik Kiralama AS Reg S 5.14%, 11/02/21	511,475
700,000	Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24 †	739,664
500,000	Petkim Petrokimya Holding AS 144A 5.88%, 01/26/23	514,522
	QNB Finansbank AS 144A
880,000	4.88%, 05/19/22	901,630
500,000	6.88%, 09/07/24 †	545,740
250,000	Ronesans Gayrimenkul Yatirim AS 144A 7.25%, 04/26/23	234,775
	TC Ziraat Bankasi AS 144A
600,000	4.75%, 04/29/21	611,391
600,000	5.13%, 05/03/22	614,220
500,000	5.13%, 09/29/23	508,563
800,000	Tupras Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	806,029
	Turk Telekomunikasyon AS 144A
600,000	4.88%, 06/19/24 †	616,236
560,000	6.88%, 02/28/25	617,730
	Turkcell Iletisim Hizmetleri AS 144A
600,000	5.75%, 10/15/25	634,815
500,000	5.80%, 04/11/28	521,800
	Turkiye Garanti Bankasi AS 144A
850,000	5.25%, 09/13/22	882,215
700,000	5.88%, 03/16/23	738,080
850,000	6.13% (USD Swap Semi 30/360 5 Year+4.22%), 05/24/27	850,382
300,000	6.25%, 04/20/21	312,263
	Turkiye Halk Bankasi AS 144A
600,000	4.75%, 02/11/21	594,046
500,000	5.00%, 07/13/21	494,875
	Turkiye Is Bankasi AS 144A
975,000	5.00%, 06/25/21	997,254
600,000	5.38%, 10/06/21	618,969
680,000	5.50%, 04/21/22 †	705,670
1,300,000	6.00%, 10/24/22	1,332,857
1,400,000	6.13%, 04/25/24	1,457,260
600,000	7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/28	606,386
655,000	7.85%, 12/10/23	708,906
200,000	Turkiye Sinai Kalkinma Bankasi AS 144A 6.00%, 01/23/25	205,159
	Turkiye Sinai Kalkinma Bankasi AS Reg S
200,000	4.88%, 05/18/21	204,282
350,000	5.50%, 01/16/23	359,616
400,000	7.63% (USD Swap Semi 30/360 5 Year+5.54%), 03/29/27	408,401
800,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	879,913
	Turkiye Vakiflar Bankasi TAO 144A
500,000	5.50%, 10/27/21	514,985
650,000	5.63%, 05/30/22	670,481
650,000	5.75%, 01/30/23 †	672,847
700,000	6.00%, 11/01/22 †	719,110
650,000	8.13%, 03/28/24	727,233
	Yapi ve Kredi Bankasi AS 144A
1,550,000	5.50%, 12/06/22	1,574,025
400,000	5.75%, 02/24/22	414,756
750,000	5.85%, 06/21/24	777,977
430,000	6.10%, 03/16/23	449,310
375,000	8.25%, 10/15/24	422,813
400,000	8.50% (USD Swap Semi 30/360 5 Year+7.40%), 03/09/26 †	414,710
		34,652,641
United Arab Emirates: 1.6%
1,000,000	Acwa Power Management And Investments One Ltd. 144A 5.95%, 12/15/39	1,090,435
500,000	ADES International Holding Plc 144A 8.63%, 04/24/24	519,750
1,350,000	Emirates NBD Bank PJSC Reg S 6.13% (USD Swap Semi 30/360 6 Year+3.66%), 03/20/25 (o)	1,429,650
1,100,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 144A 7.13%, 07/31/26	1,150,341
	Oztel Holdings SPC Ltd. 144A
700,000	5.63%, 10/24/23	748,475
1,050,000	6.63%, 04/24/28	1,139,644
		6,078,295
United Kingdom: 5.0%
	AngloGold Ashanti Holdings Plc
914,000	5.13%, 08/01/22	967,158
400,000	6.50%, 04/15/40 †	452,934
1,600,062	DTEK Finance Plc 10.75% 12/31/24	1,664,064
	Evraz Plc 144A
1,000,000	5.25%, 04/02/24	1,086,245
1,125,000	5.38%, 03/20/23	1,208,121
600,000	Evraz Plc Reg S 6.75%, 01/31/22	647,809
800,000	Liquid Telecommunications Financing Plc 144A 8.50%, 07/13/22	822,320
	MARB BondCo Plc 144A
565,000	6.88%, 01/19/25	595,744
300,000	7.00%, 03/15/24 †	311,504
500,000	NAK Naftogaz Ukraine via Kondor Finance Plc 144A 7.63%, 11/08/26	534,160
400,000	NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.38%, 07/19/22	419,818
322,000	Oschadbank 144A 9.38%, 03/10/23 (s)	342,615
900,000	Petra Diamonds US Treasury Plc 144A 7.25%, 05/01/22 †	551,244
700,000	Petropavlovsk 2016 Ltd. 144A 8.13%, 11/14/22	740,414
	Polyus Finance Plc 144A
550,000	4.70%, 03/28/22	572,604
650,000	4.70%, 01/29/24	693,160
800,000	5.25%, 02/07/23	856,720
	Tullow Oil Plc 144A
1,200,000	6.25%, 04/15/22 †	1,091,700
450,000	7.00%, 03/01/25 †	365,067
650,000	Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/24	714,512
	Vedanta Resources Finance II Plc 144A
500,000	8.00%, 04/23/23	497,750
500,000	9.25%, 04/23/26	484,333
	Vedanta Resources Ltd. 144A
1,450,000	6.13%, 08/09/24	1,286,227
950,000	6.38%, 07/30/22	923,579
400,000	7.13%, 05/31/23	393,666
1,100,000	8.25%, 06/07/21	1,137,752
		19,361,220
United States: 2.1%
200,000	Azul Investments LLP 144A 5.88%, 10/26/24	209,083
781,000	CEMEX Finance LLC 144A 6.00%, 04/01/24	801,501
200,000	Cielo USA, Inc. 144A 3.75%, 11/16/22	201,812
	JBS USA LUX SA / JBS USA Finance, Inc. 144A
800,000	5.75%, 06/15/25	830,732
350,000	5.88%, 07/15/24	359,188
300,000	6.75%, 02/15/28	332,808
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A
500,000	5.50%, 01/15/30	540,925
500,000	6.50%, 04/15/29	560,930
800,000	Kosmos Energy Ltd. 144A 7.13%, 04/04/26	810,499
	NBM US Holdings, Inc. 144A
200,000	6.63%, 08/06/29	215,500
500,000	7.00%, 05/14/26	536,816
501,695	Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	563,366
118,341	Rio Oil Finance Trust Series 2014-3 144A 9.75%, 01/06/27	140,236
	Stillwater Mining Co. 144A
200,000	6.13%, 06/27/22	204,707
700,000	7.13%, 06/27/25	747,950
595,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	585,421
500,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. 144A 10.50%, 06/01/24	474,793
		8,116,267
Uzbeksitan: 0.1%
450,000	Uzbek Industrial and Construction Bank ATB Reg S 5.75%, 12/02/24	470,812

Vietnam: 0.3%
850,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	879,566
400,000	Vietnam Prosperity JSC Bank Reg S 6.25%, 07/17/22	406,394
		1,285,960
Total Corporate Bonds (Cost: $358,751,552)		364,355,015
GOVERNMENT OBLIGATIONS: 4.2%
Argentina: 2.1%
	Ciudad Autonoma De Buenos Aires/Government Bonds 144A
1,100,000	7.50%, 06/01/27	990,000
402,000	8.95%, 02/19/21	404,010
350,000	Province of Salta Argentina 144A 9.13%, 07/07/24	227,500
	Provincia de Buenos Aires 144A
875,000	6.50%, 02/15/23	332,500
2,050,000	7.88%, 06/15/27	779,000
1,530,000	9.13%, 03/16/24	577,575
500,000	9.63%, 04/18/28	203,750
1,100,000	9.95%, 06/09/21	445,500
436,689	10.88%, 01/26/21	220,528
	Provincia de Buenos Aires Reg S
100,000	4.00%, 05/15/35	39,000
500,000	9.63%, 04/18/28	203,750
	Provincia de Cordoba 144A
800,000	7.13%, 06/10/21	632,008
600,000	7.13%, 08/01/27	417,000
600,000	7.45%, 09/01/24	434,406
500,000	Provincia de Entre Rios 144A 8.75%, 02/08/25	306,255
475,000	Provincia de la Rioja 144A 9.75%, 02/24/25	226,813
600,000	Provincia de Mendoza 144A 8.38%, 05/19/24	453,006
	Provincia de Neuquen Argentina 144A
275,000	7.50%, 04/27/25	220,003
550,000	8.63%, 05/12/28	529,375
400,000	Provincia de Rio Negro 144A 7.75%, 12/07/25	189,000
400,000	Provincia del Chubut Argentina 144A 7.75%, 07/26/26	260,000
		8,090,979
Azerbaijan: 0.6%
1,250,000	State Oil Co. of the Azerbaijan Republic Reg S
	4.75%, 03/13/23	1,320,344
	6.95%, 03/18/30	1,116,459
		2,436,803

Brazil: 0.1%
400,000	Banco Nacional de Desenvolvimento Economico e Social 144A 5.75%, 09/26/23	444,670

Cayman Islands: 0.1%
540,000	Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	583,393

Mongolia: 0.2%
600,000	Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	639,000

Turkey: 0.9%
	Export Credit Bank of Turkey 144A
550,000	4.25%, 09/18/22	556,170
500,000	5.00%, 09/23/21	514,560
400,000	5.38%, 02/08/21	409,824
600,000	5.38%, 10/24/23	614,940
500,000	6.13%, 05/03/24	523,110
665,000	8.25%, 01/24/24	743,150
		3,361,754
Ukraine: 0.2%
650,000	Ukreximbank 144A 9.75%, 01/22/25	705,763

Total Government Obligations (Cost: $20,879,186)		16,262,362

Total Investments Before Collateral for Securities Loaned: 98.5% (Cost: $379,630,738)		380,617,377

Number Of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9% (Cost: $7,431,041)
7,431,041	State Street Navigator Securities Lending Government Money Market Portfolio
		7,431,041

Total Investments: 100.4% (Cost: $387,061,779)		388,048,418
Liabilities in excess of other assets: (0.4)%		(1,380,297)
NET ASSETS: 100.0%		$386,668,121

Footnotes:
(d)	Security in default of coupon payment
(e)	Security in default of principal
(o)	Perpetual Maturity - the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,532,815.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $274,452,470, or 71.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	10.9	41,380,586
Communications	7.0	26,707,300
Consumer, Cyclical	5.0	18,948,120
Consumer, Non-cyclical	9.0	34,386,527
Diversified	0.9	3,427,736
Energy	14.9	56,562,043
Financial	35.7	135,965,632
Government	4.3	16,262,362
Industrial	6.1	23,156,146
Technology	0.1	610,049
Utilities	6.1	23,210,876
	100.0%	$380,617,377

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 98.0%
Canada: 0.9%
$4,269,000	Bombardier, Inc. 144A 7.45%, 05/01/34	$4,114,661
	TransAlta Corp.
6,769,000	4.50%, 11/15/22	7,056,818
5,100,000	6.50%, 03/15/40	5,290,332
		16,461,811
Cayman Islands: 1.9%
	Noble Holding International Ltd.
7,999,000	5.25%, 03/15/42	2,599,675
6,550,000	6.05%, 03/01/41	2,194,250
6,658,000	6.20%, 08/01/40	2,286,590
7,499,000	7.95%, 04/01/25	3,696,370
6,663,000	8.95%, 04/01/45	2,754,717
	Transocean, Inc.
16,686,000	6.80%, 03/15/38	10,722,424
9,853,000	7.50%, 04/15/31 †	7,192,936
5,024,000	9.35%, 12/15/41	3,935,977
		35,382,939
Finland: 0.6%
8,699,000	Nokia Oyj 6.63%, 05/15/39	10,613,615

Germany: 2.7%
	Deutsche Bank AG
25,062,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	24,872,093
25,106,000	4.50%, 04/01/25	25,893,281
		50,765,374
Ireland: 0.3%
5,052,000	Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/25	6,365,520

Italy: 1.9%
33,413,000	Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	35,599,424

Luxembourg: 4.4%
	Telecom Italia Capital SA
16,774,000	6.00%, 09/30/34	18,892,179
16,745,000	6.38%, 11/15/33	19,560,672
16,760,000	7.20%, 07/18/36	20,825,976
16,759,000	7.72%, 06/04/38	21,814,352
		81,093,179
Sweden: 1.0%
17,092,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/22	17,749,418

United Kingdom: 6.2%
9,732,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (o)	11,551,884
	Lloyds Banking Group Plc 144A
6,235,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (o) †	7,441,067
7,249,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (o)	8,868,680
12,782,000	Royal Bank of Scotland Group PLC 7.65% (ICE LIBOR USD 3 Month+2.50%), 09/30/31 (o)	18,504,821
12,485,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o) †	15,354,740
	Valaris Plc
4,973,000	4.50%, 10/01/24	2,697,852
5,426,000	5.20%, 03/15/25	2,699,435
16,788,000	5.75%, 10/01/44	6,982,717
33,626,000	Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	39,676,960
		113,778,156
United States: 78.1%
	ADT Security Corp.
16,742,000	3.50%, 07/15/22	17,018,921
11,722,000	4.13%, 06/15/23	11,936,923
8,467,000	Allegheny Technologies, Inc. 7.88%, 08/15/23	9,290,712
	Arconic, Inc.
20,952,000	5.40%, 04/15/21	21,558,246
10,503,000	5.87%, 02/23/22	11,202,185
10,445,000	5.90%, 02/01/27	11,848,965
10,441,000	5.95%, 02/01/37	11,653,566
5,040,000	6.75%, 01/15/28	5,895,817
8,271,000	Avon Products, Inc. 7.00%, 03/15/23 †	9,100,681
	Bed Bath & Beyond, Inc.
5,035,000	3.75%, 08/01/24 †	4,938,303
5,059,000	4.92%, 08/01/34	4,040,544
15,014,000	5.17%, 08/01/44	11,121,696
	Buckeye Partners LP
10,058,000	3.95%, 12/01/26	9,988,516
6,710,000	4.13%, 12/01/27	6,628,268
8,402,000	4.15%, 07/01/23	8,501,164
5,059,000	4.35%, 10/15/24	5,109,112
10,799,000	4.88%, 02/01/21	10,963,890
5,001,000	5.60%, 10/15/44	4,667,735
6,718,000	5.85%, 11/15/43	6,266,067
	Carpenter Technology Corp.
5,150,000	4.45%, 03/01/23	5,413,753
4,284,000	5.20%, 07/15/21	4,400,203
	CBL & Associates LP
4,958,000	4.60%, 10/15/24 †	2,691,773
7,465,000	5.25%, 12/01/23 †	4,500,760
10,388,000	5.95%, 12/15/26	5,221,814
8,662,000	CDK Global, Inc. 5.00%, 10/15/24 †	9,468,519
	CenturyLink, Inc.
7,112,000	6.88%, 01/15/28	7,967,911
9,144,000	7.60%, 09/15/39	9,907,753
	CF Industries, Inc.
12,582,000	3.45%, 06/01/23	12,959,334
12,577,000	4.95%, 06/01/43	13,490,090
12,566,000	5.15%, 03/15/34	14,536,977
12,577,000	5.38%, 03/15/44	14,179,310
4,931,000	Cleveland-Cliffs, Inc. 6.25%, 10/01/40 †	4,199,067
6,051,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	7,172,538
	DCP Midstream Operating LP
8,399,000	3.88%, 03/15/23	8,587,893
5,887,000	4.95%, 04/01/22	6,094,882
6,729,000	5.60%, 04/01/44	6,567,067
5,033,000	8.13%, 08/16/30	6,230,086
	DCP Midstream Operating LP 144A
8,365,000	4.75%, 09/30/21	8,582,490
5,060,000	6.45%, 11/03/36	5,330,381
7,545,000	6.75%, 09/15/37	8,155,655
	Dell, Inc.
6,739,000	4.63%, 04/01/21 †	6,901,747
4,498,000	5.40%, 09/10/40 †	4,648,391
6,535,000	6.50%, 04/15/38	7,298,615
5,048,000	7.10%, 04/15/28 †	6,123,060
	Diamond Offshore Drilling, Inc.
4,172,000	3.45%, 11/01/23	3,438,416
12,406,000	4.88%, 11/01/43	6,121,555
8,262,000	5.70%, 10/15/39	4,448,550
	Diversified Healthcare Trust
4,202,000	4.75%, 05/01/24	4,438,635
8,366,000	4.75%, 02/15/28	8,773,234
5,036,000	6.75%, 12/15/21	5,347,261
7,025,000	DPL, Inc. 144A 4.35%, 04/15/29	7,004,465
16,599,000	Dresdner Funding Trust I 144A 8.15%, 06/30/31	22,755,154
	Edgewell Personal Care Co.
10,071,000	4.70%, 05/19/21	10,345,435
8,394,000	4.70%, 05/24/22	8,666,864
24,923,000	Embarq Corp. 8.00%, 06/01/36	27,744,907
16,672,000	EMC Corp. 3.38%, 06/01/23	16,947,588
	EnLink Midstream Partners LP
12,550,000	4.15%, 06/01/25	11,603,542
9,140,000	4.40%, 04/01/24	8,749,174
7,479,000	5.05%, 04/01/45	5,634,940
5,811,000	5.60%, 04/01/44	4,540,919
	Freeport-McMoRan, Inc.
31,542,000	3.55%, 03/01/22	31,952,992
32,238,000	3.88%, 03/15/23	32,949,976
14,281,000	4.55%, 11/14/24	15,096,231
12,573,000	5.40%, 11/14/34	12,947,958
31,026,000	5.45%, 03/15/43	31,727,188
15,586,000	Frontier Communications Corp. 9.00%, 08/15/31	7,286,845
4,973,000	Frontier Florida LLC 6.86%, 02/01/28	4,713,646
21,146,000	Gap, Inc. 5.95%, 04/12/21	21,886,317
	Genworth Holdings, Inc.
6,404,000	4.80%, 02/15/24 †	6,404,000
6,359,000	4.90%, 08/15/23	6,446,436
4,992,000	6.50%, 06/15/34	5,064,446
6,387,000	7.20%, 02/15/21 †	6,613,100
11,691,000	7.63%, 09/24/21 †	12,360,310
5,265,000	Global Marine, Inc. 7.00%, 06/01/28	4,409,437
19,841,000	Goldman Sachs Capital I 6.35%, 02/15/34	26,948,888
5,287,000	HB Fuller Co. 4.00%, 02/15/27	5,304,032
5,029,000	HCA, Inc. 7.69%, 06/15/25	6,129,672
	Ingram Micro, Inc.
5,143,000	5.00%, 08/10/22 †	5,315,706
8,472,000	5.45%, 12/15/24	9,054,753
	JC Penney Corp., Inc.
6,332,000	6.38%, 10/15/36	1,962,920
5,144,000	7.40%, 04/01/37	1,646,080
8,076,000	7.63%, 03/01/97	2,301,660
	L Brands, Inc.
5,812,000	6.95%, 03/01/33	5,247,350
4,969,000	7.60%, 07/15/37	4,737,619
	Mack-Cali Realty LP
4,756,000	3.15%, 05/15/23	4,744,469
5,149,000	4.50%, 04/18/22	5,284,089
6,949,000	Magellan Health, Inc.
	4.90%, 09/22/24	7,255,903
	Mattel, Inc.
4,219,000	3.15%, 03/15/23	4,189,108
5,063,000	5.45%, 11/01/41	4,510,804
4,241,000	6.20%, 10/01/40	4,059,422
	MDC Holdings, Inc.
4,270,000	5.50%, 01/15/24 †	4,688,097
8,454,000	6.00%, 01/15/43	9,425,407
5,352,246	Midland Cogeneration Venture LP 144A 6.00%, 03/15/25	5,426,121
	Murphy Oil Corp.
4,408,000	4.00%, 06/01/22	4,504,504
5,380,000	4.45%, 12/01/22	5,527,912
5,907,000	5.88%, 12/01/42	5,543,336
4,231,000	7.05%, 05/01/29	4,676,725
	Nabors Industries, Inc.
4,280,000	4.63%, 09/15/21	4,289,630
3,000,000	5.10%, 09/15/23	2,745,000
10,230,000	Navient Corp. 5.63%, 08/01/33	9,307,484
	Newell Brands, Inc.
23,278,000	3.85%, 04/01/23	24,244,305
4,290,000	4.00%, 06/15/22	4,430,284
33,380,000	4.20%, 04/01/26	34,904,647
7,087,000	5.38%, 04/01/36	7,805,652
11,165,000	5.50%, 04/01/46	12,259,002
7,031,000	NortonLifeLock, Inc. 3.95%, 06/15/22	7,226,714
4,425,000	NuStar Logistics LP 4.75%, 02/01/22	4,559,131
	Oceaneering International, Inc.
8,385,000	4.65%, 11/15/24	8,112,487
5,062,000	6.00%, 02/01/28	4,861,279
	Owens & Minor, Inc.
4,600,000	3.88%, 09/15/21 †	4,425,660
4,620,000	4.38%, 12/15/24 †	3,570,867
4,733,000	Pactiv LLC 7.95%, 12/15/25	5,527,742
	Pitney Bowes, Inc.
10,023,000	4.13%, 10/01/21	10,244,909
6,726,000	4.63%, 05/15/22	6,828,988
8,369,000	4.63%, 03/15/24 †	7,967,999
6,731,000	5.20%, 04/01/23	6,716,966
	PulteGroup, Inc.
5,213,000	6.00%, 02/15/35	6,008,483
6,129,000	6.38%, 05/15/33	7,435,835
5,184,000	7.88%, 06/15/32	6,964,906
	Qwest Corp.
15,922,000	6.75%, 12/01/21	17,071,409
4,178,000	7.25%, 09/15/25	4,815,285
6,530,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (o) †	9,315,682
4,160,000	Rite Aid Corp. 7.70%, 02/15/27	3,442,504
	Rowan Cos, Inc.
5,325,000	4.75%, 01/15/24	3,396,897
10,315,000	4.88%, 06/01/22	7,662,106
6,657,000	5.40%, 12/01/42	3,251,512
6,632,000	5.85%, 01/15/44	3,338,781
10,911,765	Ruby Pipeline LLC 144A 6.50%, 04/01/22	11,450,648
4,602,000	Safeway, Inc. 7.25%, 02/01/31	4,983,264
	Sealed Air Corp. 144A
400,000	4.88%, 12/01/22	422,125
7,303,000	6.88%, 07/15/33	8,674,850
15,701,000	Southwestern Energy Co. 6.20%, 01/23/25	13,110,178
	Spirit AeroSystems, Inc.
6,490,000	3.85%, 06/15/26	6,492,246
5,090,000	3.95%, 06/15/23	5,155,058
4,540,000	4.60%, 06/15/28	4,650,919
	Sprint Capital Corp.
41,533,000	6.88%, 11/15/28	42,336,664
33,579,000	8.75%, 03/15/32	37,250,864
6,262,000	Tenet Healthcare Corp. 6.88%, 11/15/31	6,483,346
11,213,815	Topaz Solar Farms LLC 144A 5.75%, 09/30/39	12,878,599
6,936,000	Trinity Industries, Inc. 4.55%, 10/01/24	7,225,027
10,206,000	Tupperware Brands Corp. 4.75%, 06/01/21 †	10,075,861
10,149,000	Under Armour, Inc. 3.25%, 06/15/26	9,953,251
9,308,000	United States Cellular Corp. 6.70%, 12/15/33	10,572,236
5,943,000	United States Steel Corp. 6.65%, 06/01/37 †	4,733,986
12,758,000	Washington Prime Group LP 6.45%, 08/15/24 †	11,413,115
	Wyndham Destinations, Inc.
6,737,000	3.90%, 03/01/23	6,842,602
10,855,000	4.25%, 03/01/22	11,139,868
5,078,000	5.40%, 04/01/24	5,435,567
6,702,000	5.75%, 04/01/27	7,332,641
5,896,000	6.35%, 10/01/25	6,624,392
	Xerox Corp.
5,041,000	3.80%, 05/15/24	5,131,310
4,561,000	4.07%, 03/17/22	4,676,448
16,772,000	4.13%, 03/15/23	17,411,349
17,795,000	4.50%, 05/15/21	18,228,130
4,215,000	4.80%, 03/01/35	4,008,191
5,888,000	6.75%, 12/15/39	6,423,425
5,249,000	XPO CNW, Inc. 6.70%, 05/01/34	5,620,217
	Yum! Brands, Inc.
5,877,000	3.75%, 11/01/21	6,029,214
5,458,000	3.88%, 11/01/23	5,633,120
4,626,000	5.35%, 11/01/43	4,764,780
5,494,000	6.88%, 11/15/37	6,501,792
		1,439,662,907

Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $1,787,276,821)		1,807,472,343

Number Of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.4% (Cost: $61,674,941)
61,674,941	State Street Navigator Securities Lending Government Money Market Portfolio	61,674,941

Total Investments: 101.4% (Cost: $1,848,951,762)		1,869,147,284
Liabilities in excess of other assets: (1.4)%		(24,965,170)
NET ASSETS: 100.0%		$1,844,182,114

Footnotes:

(o)	Perpetual Maturity - the date shown is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $65,806,087.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $162,059,060, or 8.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	15.6%	$281,706,108
Communications	18.0	326,027,406
Consumer, Cyclical	15.1	272,584,033
Consumer, Non-cyclical	3.9	70,905,237
Energy	16.5	298,291,407
Financial	16.9	305,716,640
Industrial	4.9	88,438,141
Technology	7.7	139,025,635
Utilities	1.4	24,777,736
	100.0%	$1,807,472,343

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 67.6%
Australia: 0.8%
$225,000	National Australia Bank Ltd. 3.63%, 06/20/23	$237,892

Austria: 0.9%
50,000	Klabin Austria GmbH 144A 7.00%, 04/03/49	56,488
200,000	Suzano Austria GmbH 144A 5.75%, 07/14/26	225,680
		282,168

Brazil: 0.4%
100,000	Banco Nacional de Desenvolvimento Economico e Social Reg S 4.75%, 05/09/24	107,168

British Virgin Islands: 2.4%
200,000	Beijing Capital Polaris Investment Co. Ltd. Reg S 4.25%, 03/26/21	203,175
200,000	LTC GB Ltd. Reg S 2.75%, 05/26/21	200,152
200,000	Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	207,789
92,000	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	100,398
		711,514
Canada: 1.1%
125,000	Bank of Nova Scotia 2.38%, 01/18/23	127,586
200,000	Toronto-Dominion Bank 1.85%, 09/11/20	200,240
		327,826
Cayman Islands: 2.8%
175,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	194,094
200,000	MAF Sukuk Ltd. Reg S 4.64%, 05/14/29	217,987
225,000	Modern Land China Co. Ltd. Reg S 7.95%, 03/05/21	216,283
200,000	MTR Corp. Ltd. Reg S 2.50%, 11/02/26	201,262
		829,626
Chile: 0.9%
100,000	AES Gener SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	104,600
150,000	Inversiones CMPC SA 144A 4.38%, 04/04/27	160,065
		264,665
China / Hong Kong: 10.3%
200,000	Agricultural Bank of China Ltd. Reg S 2.75%, 10/20/20	200,744
	Bank of China Ltd. Reg S
250,000	2.25%, 07/12/21	250,361
300,000	2.78% (ICE LIBOR USD 3 Month+.88%), 11/22/22	302,262
200,000	CGNPC International Ltd. Reg S 2.75%, 07/02/24	203,655
200,000	China Construction Bank Corp. Reg S 2.46% (ICE LIBOR USD 3 Month+.66%), 10/22/22	200,476
200,000	China Development Bank Reg S 2.75%, 11/16/22	203,884
	Industrial & Commercial Bank of China Ltd. Reg S
275,000	2.52% (ICE LIBOR USD 3 Month+.72%), 04/25/22	275,796
200,000	2.62% (ICE LIBOR USD 3 Month+.77%), 10/12/20	200,465
300,000	2.62% (ICE LIBOR USD 3 Month+.73%), 06/14/21	300,795
300,000	2.63% (ICE LIBOR USD 3 Month+.83%), 04/25/24	301,910
200,000	2.67% (ICE LIBOR USD 3 Month+.78%), 09/16/24	201,014
200,000	2.72% (ICE LIBOR USD 3 Month+.83%), 06/14/23	200,895
200,000	Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	212,099
		3,054,356
Costa Rica: 0.3%
100,000	Banco Nacional de Costa Rica 144A 5.88%, 04/25/21	102,791

France: 1.1%
300,000	Electricite de France SA 144A 3.63%, 10/13/25	324,891

Germany: 5.1%
	Kreditanstalt fuer Wiederaufbau
500,000	1.75%, 09/14/29	507,804
580,000	2.00%, 11/30/21	586,165
200,000	2.00%, 09/29/22	203,343
200,000	Landesbank Baden-Wuerttemberg Reg S 2.38%, 05/31/22	203,373
		1,500,685
India: 4.1%
200,000	Adani Green Energy Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd. Reg S 6.25%, 12/10/24	216,782
150,000	Axis Bank Ltd. 144A 2.88%, 06/01/21	150,555
200,000	Indian Railway Finance Corp. Ltd. Reg S 3.84%, 12/13/27	213,768
200,000	REC Ltd. Reg S 3.88%, 07/07/27	202,671
200,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	210,567
200,000	State Bank of India/London Reg S 4.50%, 09/28/23	212,665
		1,207,008
Japan: 2.1%
400,000	Development Bank of Japan, Inc. Reg S 2.50%, 10/18/22	409,326
100,000	Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	102,333
100,000	Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	100,538
		612,197
Luxembourg: 0.8%
240,000	Klabin Finance SA 144A 4.88%, 09/19/27	252,746

Mauritius: 2.1%
200,000	Azure Power Energy Ltd. 144A 5.50%, 11/03/22	205,635
100,000	Greenko Investment Co. 144A 4.88%, 08/16/23	100,172
200,000	Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	205,153
100,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	101,492
		612,452
Netherlands: 3.7%
	Greenko Dutch BV 144A
200,000	4.88%, 07/24/22	201,726
50,000	5.25%, 07/24/24	50,806
250,000	ING Groep NV 144A 4.63%, 01/06/26	282,990
	Nederlandse Waterschapsbank NV 144A
300,000	2.13%, 11/15/21	303,237
250,000	3.13%, 12/05/22	261,668
		1,100,427
South Korea: 3.4%
50,000	Hyundai Capital Services, Inc. 144A 2.88%, 03/16/21	50,433
100,000	Korea Electric Power Corp. 144A 2.50%, 06/24/24	102,560
150,000	Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	158,927
200,000	Korea Midland Power Co. Ltd. Reg S 3.38%, 01/22/22	205,577
200,000	Korea Water Resources Corp. Reg S 3.88%, 05/15/23	211,745
250,000	LG Chem Ltd. 144A 3.63%, 04/15/29	268,647
		997,889
United Arab Emirates: 0.7%
200,000	First Abu Dhabi Bank PJSC Reg S 3.00%, 03/30/22	203,464

United States: 24.6%
	Alexandria Real Estate Equities, Inc.
100,000	3.80%, 04/15/26	109,440
200,000	4.00%, 01/15/24	215,686
	Apple, Inc.
250,000	2.85%, 02/23/23	259,120
400,000	3.00%, 06/20/27	428,060
	Avangrid, Inc.
50,000	3.15%, 12/01/24	52,372
250,000	3.80%, 06/01/29	272,630
575,000	Bank of America Corp. 3.50% (ICE LIBOR USD 3 Month+.63%), 05/17/22	587,726
450,000	Boston Properties LP 4.50%, 12/01/28	524,810
100,000	Clearway Energy Operating LLC 144A 4.75%, 03/15/28	103,060
150,000	Digital Realty Trust LP 3.95%, 07/01/22	157,112
175,000	DTE Electric Co. 3.95%, 03/01/49	210,302
250,000	Duke Energy Carolinas LLC 3.95%, 11/15/28	284,496
250,000	Duke Energy Florida LLC 2.50%, 12/01/29	255,736
100,000	Duke Realty LP 2.88%, 11/15/29	102,985
100,000	ERP Operating LP 4.15%, 12/01/28	115,008
100,000	Evergy Kansas Central, Inc. 2.55%, 07/01/26	102,942
100,000	HAT Holdings I LLC / HAT Holdings II LLC 144A 5.25%, 07/15/24	105,209
100,000	Host Hotels & Resorts LP 3.38%, 12/15/29	103,842
	Interstate Power & Light Co.
100,000	3.50%, 09/30/49	105,148
175,000	4.10%, 09/26/28	199,075
180,000	Kaiser Foundation Hospitals 3.15%, 05/01/27	193,476
100,000	Kilroy Realty LP 4.75%, 12/15/28	116,273
100,000	Massachusetts Institute of Technology 3.96%, 07/01/38	119,267
	MidAmerican Energy Co.
100,000	3.10%, 05/01/27	106,836
200,000	3.15%, 04/15/50	211,376
100,000	3.65%, 08/01/48	113,726
200,000	3.95%, 08/01/47	239,808
325,000	4.25%, 07/15/49	406,114
150,000	Northern States Power Co. 2.90%, 03/01/50	152,010
100,000	NSTAR Electric Co. 3.25%, 05/15/29	108,273
125,000	Owens Corning 3.95%, 08/15/29	135,922
160,000	PNC Financial Services Group, Inc. 2.20%, 11/01/24	163,139
	Public Service Co. of Colorado
100,000	3.70%, 06/15/28	112,234
75,000	4.10%, 06/15/48	92,414
75,000	Regency Centers LP 3.75%, 06/15/24	79,883
250,000	Southern Power Co. 4.15%, 12/01/25	276,765
250,000	Verizon Communications, Inc. 3.88%, 02/08/29	281,640
100,000	Welltower, Inc. 2.70%, 02/15/27	102,512
		7,306,427
Total Corporate Bonds (Cost: $19,596,064)		20,036,192
FLOATING RATE NOTES: 0.7% (Cost: $201,139)
Singapore: 0.7%
200,000	DBS Group Holdings Ltd. 144A 2.42% (ICE LIBOR USD 3 Month+.62%), 07/25/22	201,252

GOVERNMENT OBLIGATIONS: 30.1%
Canada: 0.7%
200,000	Export Development Canada 1.63%, 06/01/20	200,087

Chile: 1.6%
450,000	Chile Government International Bond 3.50%, 01/25/50	490,725

China / Hong Kong: 0.9%
250,000	Hong Kong Government International Bond 144A 2.50%, 05/28/24	257,821

Finland: 0.2%
50,000	Municipality Finance Plc 144A 1.38%, 09/21/21	49,888

Indonesia: 3.6%
200,000	Indonesia Government International Bond 4.45%, 02/11/24	217,364
	Perusahaan Penerbit SBSN Indonesia III 144A
100,000	3.75%, 03/01/23	104,566
275,000	3.90%, 08/20/24	293,353
400,000	4.45%, 02/20/29	448,147
		1,063,430
Mexico: 0.5%
150,000	Nacional Financiera SNC 144A 3.38%, 11/05/20	150,808

Norway: 0.7%
200,000	Kommunalbanken AS 144A 1.38%, 10/26/20	199,811

South Korea: 0.8%
250,000	Export-Import Bank of Korea 2.13%, 02/11/21	250,911

Supranational: 12.1%
150,000	African Development Bank 3.00%, 12/06/21	154,267
	Asian Development Bank
300,000	1.88%, 08/10/22	303,808
200,000	2.13%, 03/19/25	207,193
100,000	2.38%, 08/10/27	106,177
100,000	3.13%, 09/26/28	112,711
125,000	European Bank for Reconstruction & Development 1.88%, 07/15/21	125,746
	European Investment Bank
100,000	1.63%, 10/09/29	100,518
100,000	2.13%, 04/13/26	104,124
100,000	2.38%, 05/24/27	106,228
625,000	2.50%, 10/15/24	656,741
500,000	European Investment Bank 144A 2.88%, 06/13/25	537,882
	International Bank for Reconstruction & Development
280,000	2.13%, 03/03/25	289,731
150,000	3.13%, 11/20/25	164,271
	International Finance Corp.
170,000	2.00%, 10/24/22	172,963
320,000	2.13%, 04/07/26	332,589
100,000	Nordic Investment Bank 2.25%, 09/30/21	101,315
		3,576,264
Sweden: 1.6%
	Kommuninvest I Sverige AB 144A
200,000	1.63%, 04/24/23	201,207
175,000	1.88%, 06/01/21	175,877
100,000	Svensk Exportkredit AB 1.88%, 06/23/20	100,102
		477,186
United States: 7.4%
20,000	District of Columbia Water & Sewer Authority 4.81%, 10/01/14	29,356
	Fannie Mae-Aces
44,000	2.52%, 08/25/29	46,099
200,000	2.65%, 07/25/24	206,766
130,000	3.06%, 09/25/27	139,930
925,000	3.15%, 03/25/28	1,002,120
200,000	3.44%, 06/25/28	221,337
500,000	3.67%, 09/25/28	562,652
		2,208,260
Total Government Obligations (Cost: $8,818,527)		8,925,191
Total Investments: 98.4% (Cost: $28,615,730)		29,162,635
Other assets less liabilities: 1.6%		471,274
NET ASSETS: 100.0%		$29,633,909

Footnotes:

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $6,811,108, or 23.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	3.8%	$1,101,232
Communications	1.0	281,640
Consumer, Cyclical	1.6	466,868
Consumer, Non-cyclical	1.1	312,743
Diversified	0.7	203,175
Energy	4.1	1,192,161
Financial	36.6	10,680,931
Government	23.1	6,746,287
Industrial	1.3	393,672
Mortgage Securities	7.5	2,178,904
Technology	2.3	687,180
Utilities	16.9	4,917,842
	100.0%	$29,162,635

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 95.6%
Alabama: 1.5%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$800,000	6.45%, 03/02/20 (c)	$810,032
2,415,000	6.45%, 03/02/20 (c)	2,445,284
	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
550,000	5.25%, 06/01/25	592,526
1,910,000	5.75%, 06/01/26 (c)	2,152,990
2,750,000	6.00%, 06/01/26 (c)	3,130,215
4,150,000	Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/29 (c)	4,659,661
1,390,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 03/02/20 (c) (d) *	1,113,070
	Jefferson County, Alabama Sewer Revenue, Series D (RB)
9,000,000	6.00%, 10/01/23 (c)	10,702,890
9,000,000	6.50%, 10/01/23 (c)	10,810,620
	Jefferson County, Alabama Sewer Revenue, Series E (RB)
60,000	0.00%, 10/01/23 (c) ^	22,895
100,000	0.00%, 10/01/23 (c) ^	45,060
	Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB)
11,500,000	4.50%, 05/01/29 (c)	13,041,690
7,000,000	5.25%, 05/01/29 (c)	8,194,830
		57,721,763
Alaska: 0.3%
	Northern Tobacco Securitization Corp., Series A (RB)
8,080,000	5.00%, 02/18/20 (c)	8,099,230
4,680,000	5.00%, 02/18/20 (c)	4,686,692
1,720,000	Northern Tobacco Securitization Corp., Series B (RB) 0.00%, 02/18/20 (c) ^	208,051
		12,993,973
American Samoa: 0.1%
	American Samoa Economic Development Authority, Series A (RB)
250,000	6.50%, 09/01/28	283,158
1,000,000	6.63%, 09/01/25 (c)	1,084,400
500,000	7.13%, 09/01/28 (c)	572,520
		1,940,078
Arizona: 2.4%
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,940,000	6.00%, 07/01/27 (c)	3,420,043
2,000,000	6.00%, 07/01/27 (c)	2,358,020
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	278,443
500,000	5.25%, 07/01/26 (c)	554,365
500,000	5.38%, 07/01/26 (c)	557,330
	Arizona Industrial Development Authority, Basis School Project, Series D (RB)
515,000	5.00%, 07/01/27 (c)	566,423
270,000	5.00%, 07/01/27 (c)	297,888
500,000	Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	551,645
	Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB)
300,000	5.00%, 07/15/27 (c)	331,755
400,000	5.00%, 07/15/27 (c)	447,368
	Arizona Industrial Development Authority, Education Facility, Series A (RB)
1,000,000	5.25%, 07/01/23 (c)	1,075,040
2,850,000	5.50%, 07/01/23 (c)	3,056,796
130,000	Arizona Industrial Development Authority, Great Lakes Living Communities, First Tier, Series A (RB) 5.00%, 07/01/29 (c)	147,701
	Arizona Industrial Development Authority, Great Lakes Living Communities, Third Tier, Series C (RB)
2,500,000	5.00%, 07/01/29 (c)	2,716,800
2,500,000	5.50%, 07/01/29 (c)	2,793,600
1,000,000	Arizona Industrial Development Authority, Kazen Education Project (RB) 5.70%, 07/01/26 (c)	1,109,500
	Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB)
500,000	4.00%, 07/01/24 (c)	514,230
500,000	5.00%, 07/01/24 (c)	522,555
4,986,257	Arizona Industrial Development Authority, Series 2 (RB) 3.63%, 05/20/33	5,759,925
	Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
250,000	4.00%, 11/15/24 (c)	263,270
1,350,000	5.00%, 11/15/24 (c)	1,453,342
1,000,000	5.00%, 11/15/24 (c)	1,088,540
	Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
600,000	5.00%, 11/15/26 (c)	653,874
700,000	5.25%, 11/15/26 (c)	762,314
475,000	5.25%, 11/15/26 (c)	515,803
	Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	532,020
1,000,000	5.00%, 07/01/25 (c)	1,081,490
1,500,000	5.00%, 07/01/25 (c)	1,644,780
500,000	5.00%, 07/01/25 (c)	541,000
	Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB)
500,000	5.00%, 07/01/28 (c)	596,160
650,000	5.00%, 07/01/28 (c)	784,589
3,000,000	Industrial Development Authority of the City of Phoenix, Guam Facilities Foundation, Inc. (RB) 5.38%, 02/01/24 (b) (c)	3,093,150
675,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	727,927
750,000	Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	829,927
1,000,000	Industrial Development Authority of the City of Phoenix, Oro Valley Project, Series A (RB) 5.25%, 07/01/22 (c)	1,034,680
1,000,000	Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,164,080
	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
125,000	5.00%, 07/01/29 (c)	149,674
1,300,000	5.00%, 07/01/29 (c)	1,571,648
	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
500,000	5.00%, 07/01/29 (c)	557,755
500,000	5.00%, 07/01/29 (c)	562,010
500,000	5.00%, 07/01/29 (c)	569,120
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	819,900
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	421,496
	Pima County Industrial Development Authority, American Leadership Academy Project (RB)
1,250,000	4.13%, 06/15/22 (c)	1,287,887
2,000,000	4.75%, 06/15/22 (c)	2,066,260
3,540,000	5.00%, 06/15/22 (c)	3,665,033
3,000,000	5.00%, 06/15/22 (c)	3,109,410
500,000	5.00%, 06/15/25 (c)	534,350
750,000	5.00%, 06/15/25 (c) (d) *	797,760
1,250,000	5.63%, 06/15/25 (c)	1,388,500
	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
250,000	5.25%, 07/01/26 (c)	252,045
250,000	5.38%, 07/01/26 (c)	243,265
250,000	5.50%, 07/01/26 (c)	245,760
295,000	6.00%, 07/01/20 (c)	302,115
1,000,000	6.00%, 07/01/20 (c)	1,011,030
5,000,000	Pinal County Industrial Development Authority, WOF SW GGP 1 LLC Project (RB) 7.25%, 10/01/23 (c)	5,265,000
	Salt Verde Financial Corp. (RB)
5,540,000	5.00%, 12/01/32	7,348,145
6,155,000	5.00%, 12/01/37	8,538,031
290,000	5.25%, 12/01/23	330,316
305,000	5.25%, 12/01/24	357,619
265,000	5.25%, 12/01/25	319,402
215,000	5.25%, 12/01/27	269,604
245,000	5.25%, 12/01/28	312,975
315,000	5.50%, 12/01/29	415,728
	Tempe Industrial Development Authority, Friendship Village of Tempe (RB)
355,000	5.00%, 12/01/26 (c)	394,778
250,000	5.00%, 12/01/26 (c)	278,660
1,025,000	Tempe Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,090,456
	Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
1,000,000	6.00%, 10/01/27 (c)	1,168,080
600,000	6.13%, 10/01/27 (c)	693,630
2,100,000	6.13%, 10/01/27 (c)	2,435,286
		92,599,101
Arkansas: 0.5%
15,000,000	Arkansas Development Finance Authority, Big River Steel Project (RB) 4.50%, 09/01/26 (c)	16,198,350
	Pulaski County Public Facilities Board, Carti Project (RB)
715,000	5.25%, 07/01/23 (c)	743,314
760,000	5.50%, 07/01/23 (c)	788,021
		17,729,685
California: 12.1%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,055,000	5.00%, 10/01/26 (c)	2,453,773
5,000,000	5.00%, 10/01/26 (c)	5,953,500
3,000,000	5.00%, 10/01/26 (c)	3,597,360
1,650,000	5.00%, 10/01/26 (c)	1,974,390
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	540,280
750,000	4.00%, 09/01/23 (c)	814,042
200,000	4.00%, 09/01/23 (c)	218,574
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	323,907
1,250,000	5.25%, 03/01/26 (c)	1,401,150
500,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	593,735
3,000,000	California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/30 (a) (c)	3,541,890
2,000,000	California Community Housing Agency, Essential Housing, Verdant at Green Valley, Series A (RB) 5.00%, 08/01/29 (c)	2,322,880
2,900,000	California Community Housing Agency, Workforce Housing, Series A (RB) 5.00%, 04/01/29 (c)	3,269,750
	California County Tobacco Securitization Agency (RB)
1,200,000	5.45%, 02/18/20 (c)	1,218,360
3,555,000	5.60%, 02/18/20 (c)	3,603,632
8,190,000	5.70%, 02/18/20 (c)	8,301,957
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 03/02/20 (c)	30,310
205,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 02/18/20 (c)	205,059
	California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB)
4,115,000	5.00%, 02/18/20 (c)	4,115,741
15,000	5.00%, 02/18/20 (c)	15,003
25,000	California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. (RB) 5.00%, 06/01/21	26,062
1,250,000	California County Tobacco Securitization Agency, Series B (RB) 0.00%, 02/18/20 (c) ^	255,413
40,320,000	California County Tobacco Securitization Agency, Series C (RB) 0.00%, 02/18/20 (c) ^	7,182,202
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
1,120,000	5.13%, 03/02/20 (c)	1,132,141
2,000,000	5.25%, 03/02/20 (c)	2,021,680
25,850,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series C (RB) 0.00%, 02/18/20 (c) ^	2,275,058
18,250,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series D (RB) 0.00%, 02/18/20 (c) ^	1,146,465
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	274,578
500,000	4.20%, 08/15/27 (c)	559,180
80,000	4.25%, 11/15/22 (c)	85,846
460,000	5.00%, 08/15/27 (c)	557,943
1,410,000	5.00%, 08/15/27 (c)	1,692,564
998,772	California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	1,181,178
	California Municipal Finance Authority, California Baptist University, Series A (RB)
500,000	5.50%, 11/01/25 (c)	582,070
1,000,000	6.13%, 11/01/23 (c)	1,159,720
	California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB)
150,000	4.00%, 11/15/28 (c)	167,726
500,000	5.00%, 11/15/28 (c)	612,485
	California Municipal Finance Authority, CHF-Riverside II, LLC - UCR North District Phase I Student Housing Project (RB) (SBG)
1,250,000	5.00%, 11/15/29 (c)	1,521,100
2,000,000	5.00%, 11/15/29 (c)	2,442,660
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
250,000	5.00%, 07/01/27 (c)	303,113
200,000	5.00%, 07/01/27 (c)	243,646
900,000	California Municipal Finance Authority, Eisenhower Medical Center, Series B (RB) 5.00%, 07/01/27 (c)	1,060,983
	California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
500,000	5.00%, 10/01/27 (c)	530,980
500,000	5.00%, 10/01/27 (c)	535,060
500,000	5.00%, 10/01/27 (c)	543,675
	California Municipal Finance Authority, Julian Charter School Project, Series A (RB)
320,000	5.00%, 03/01/25	330,243
2,900,000	5.63%, 03/01/25 (c)	3,042,419
	California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
1,950,000	3.00%, 06/30/28 (c)	2,084,491
650,000	3.25%, 06/30/28 (c)	702,644
730,000	3.50%, 06/30/28 (c)	794,408
3,895,000	4.00%, 06/30/28 (c)	4,286,798
7,555,000	5.00%, 06/30/28 (c)	9,031,474
2,040,000	5.00%, 06/30/28 (c)	2,502,896
2,550,000	5.00%, 06/30/28 (c)	3,065,074
500,000	5.00%, 06/30/28 (c)	624,710
500,000	5.00%, 06/30/28 (c)	626,415
200,000	5.00%, 06/30/28 (c)	246,040
1,035,000	5.00%, 06/30/28 (c)	1,284,011
1,600,000	California Municipal Finance Authority, LINXS APM Project, Series B (RB) (AGM) 5.00%, 06/01/28 (c)	1,909,024
	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB)
230,000	5.25%, 11/01/26 (c)	267,223
750,000	5.25%, 11/01/26 (c)	878,550
	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
500,000	5.00%, 07/01/26 (c)	562,235
1,000,000	5.00%, 07/01/28 (c)	1,147,630
130,000	5.00%, 07/01/28 (c)	151,397
930,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	1,030,914
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,620,825
250,000	California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) 4.00%, 11/15/28 (c)	278,708
8,455,000	California Municipal Finance Authority, United Airlines, Inc. Los Angeles International Airport Project (RB) 4.00%, 07/15/29	9,963,795
1,000,000	California Pollution Control Financing Authority, CalPlant I Project (RB) 7.00%, 07/01/22	992,160
	California Pollution Control Financing Authority, Solid Waste Disposal (RB)
10,500,000	7.50%, 07/01/22 (c)	10,152,450
7,650,000	7.50%, 12/01/24 (c)	8,225,739
7,000,000	7.50%, 12/01/29 (c)	5,780,390
6,635,000	8.00%, 07/01/27 (c)	6,558,897
400,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	456,928
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
300,000	5.00%, 07/01/27 (c)	282,210
4,900,000	5.00%, 07/01/27 (c)	4,623,346
345,000	5.00%, 07/01/27	322,972
485,000	5.00%, 07/01/27 (c)	455,250
400,000	California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	433,612
2,000,000	California School Finance Authority, River Springs Charter School Project, Series A (RB) 6.38%, 07/01/25 (c)	2,352,080
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	272,268
250,000	5.25%, 06/01/26 (c)	272,545
1,000,000	California Statewide Communities Development Authority, Baptist University, Series A (RB) 5.00%, 11/01/27 (c)	1,173,400
250,000	California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	292,898
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
1,960,000	5.50%, 03/02/20 (c)	1,932,129
375,000	5.75%, 03/02/20 (c)	368,288
1,735,000	5.75%, 03/02/20 (c)	1,706,962
3,270,000	5.75%, 03/02/20 (c)	3,220,819
55,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 03/02/20 (c)	54,033
	California Statewide Communities Development Authority, Independence Support, LLC Project (RB)
100,000	6.00%, 06/01/25 (d) *	53,500
125,000	6.50%, 06/01/25 (c) (d) *	66,875
1,000,000	California Statewide Communities Development Authority, Infrastructure Program, Series B (SA) 5.00%, 09/02/28 (c)	1,186,090
385,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/26 (c)	460,448
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
500,000	5.00%, 06/01/29 (c)	588,360
435,000	5.00%, 06/01/29 (c)	520,543
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	85,158
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,010,000	4.90%, 02/18/20 (c)	1,031,058
1,100,000	5.00%, 06/01/26 (c)	1,295,041
350,000	5.00%, 06/01/26 (c)	414,033
1,835,000	5.00%, 06/01/26 (c)	2,086,083
1,595,000	5.00%, 06/01/26 (c)	1,835,877
3,240,000	5.25%, 12/01/24 (c)	3,738,571
4,880,000	5.25%, 12/01/24 (c)	5,531,334
1,300,000	5.25%, 12/01/24 (c)	1,513,291
7,380,000	5.25%, 06/01/26 (c)	8,409,731
1,000,000	5.25%, 06/01/28 (c)	1,178,060
7,940,000	5.50%, 12/01/24 (c)	8,972,438
6,500,000	5.50%, 06/01/28 (c)	7,728,630
1,325,000	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB) 4.25%, 01/01/28 (c)	1,479,482
	California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
3,130,000	5.00%, 06/01/26 (c)	3,535,022
125,000	5.75%, 01/15/23 (c)	135,065
3,170,000	California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB)
	5.00%, 05/15/27 (c)	3,756,608
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
23,000,000	0.00%, 02/18/20 (c) ^	1,369,190
7,350,000	0.00%, 02/18/20 (c) ^	1,454,418
56,750,000	0.00%, 03/02/20 (c) ^	2,609,932
3,175,000	6.00%, 03/02/20 (c)	3,194,463
900,000	6.00%, 03/02/20 (c)	905,517
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 03/02/20 (c)	120,205
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	59,151
	City of Dublin, Community Facilities District No. 2015-1 (ST)
500,000	5.00%, 09/01/26 (c)	586,505
500,000	5.00%, 09/01/26 (c)	588,945
500,000	5.00%, 09/01/26 (c)	593,610
1,150,000	5.00%, 09/01/27 (c)	1,374,514
1,840,000	5.00%, 09/01/27 (c)	2,167,575
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	286,518
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,086,480
1,800,000	4.00%, 09/01/23 (c)	1,943,298
250,000	4.00%, 09/01/23 (c)	274,160
230,000	4.00%, 09/01/23 (c)	252,848
250,000	4.00%, 09/01/23 (c)	274,528
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	857,985
1,620,000	City of Long Beach, Marina System Revenue (RB) 5.00%, 05/15/25 (c)	1,849,165
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	114,502
3,235,000	City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	3,882,938
840,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	962,464
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	536,385
155,000	5.00%, 09/01/27 (c)	187,424
135,000	5.00%, 09/01/27 (c)	162,864
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	230,488
225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	245,309
1,060,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,213,636
910,000	City of Upland, San Antonio Regional Hospital (CP) 5.00%, 01/01/28 (c)	1,062,525
1,000,000	Compton Public Finance Authority (RB) 4.00%, 09/01/24 (c)	1,036,800
5,325,000	El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 5.50%, 07/01/26 (c)	5,873,368
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,516,710
	Folsom Ranch Financing Authority (ST)
1,000,000	5.00%, 09/01/27 (c)	1,180,310
2,000,000	5.00%, 09/01/27 (c)	2,396,640
1,100,000	5.00%, 09/01/27 (c)	1,333,838
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,159,050
2,500,000	6.00%, 01/15/24 (c)	3,014,950
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
100,000	3.95%, 07/15/27 (c)	109,622
1,000,000	6.00%, 01/15/24 (c)	1,205,980
350,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	373,076
6,525,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,217,237
1,000,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,182,920
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
3,040,000	3.50%, 06/01/22 (c)	3,136,581
6,505,000	5.00%, 06/01/22 (c)	6,818,866
2,630,000	5.00%, 06/01/25	3,106,740
400,000	5.00%, 06/01/27	491,856
4,000,000	5.00%, 06/01/28 (c)	4,905,640
750,000	5.00%, 06/01/28 (c)	908,505
3,815,000	5.25%, 06/01/22 (c)	4,022,689
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-2 (RB)
12,750,000	5.00%, 06/01/22 (c)	13,365,187
14,585,000	5.30%, 06/01/22 (c)	15,415,178
84,220,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series B (RB) 0.00%, 02/18/20 (c) ^	15,081,275
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	257,765
9,410,000	Inland Empire Tobacco Securitization Authority, Series C-2 (RB) 0.00%, 02/18/20 (c) ^	1,534,018
51,150,000	Inland Empire Tobacco Securitization Authority, Series D (RB) 0.00%, 02/18/20 (c) ^	3,243,421
25,000,000	Inland Empire Tobacco Securitization Authority, Series E (RB) 0.00%, 02/18/20 (c) ^	1,122,250
45,000,000	Inland Empire Tobacco Securitization Authority, Series F (RB) 0.00%, 02/18/20 (c) ^	1,492,650
1,000,000	Irvine Unified School District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,170,420
405,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	463,701
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	53,969
	MSR Energy Authority, Series A (RB)
170,000	6.13%, 11/01/29	220,041
1,575,000	6.50%, 11/01/39	2,564,620
1,500,000	7.00%, 11/01/34	2,368,620
	MSR Energy Authority, Series B (RB)
1,665,000	6.13%, 11/01/29	2,156,408
805,000	6.50%, 11/01/39	1,310,806
3,500,000	7.00%, 11/01/34	5,526,780
	MSR Energy Authority, Series C (RB)
690,000	6.13%, 11/01/29	893,571
3,850,000	6.50%, 11/01/39	6,269,070
3,105,000	7.00%, 11/01/34	4,903,043
	Orange County Community Facilities District No. 1, Series A (ST)
975,000	4.25%, 08/15/25 (c)	1,071,593
455,000	5.25%, 08/15/25 (c)	524,656
	Palomar Health (RB)
500,000	5.00%, 11/01/26 (c)	584,260
250,000	5.00%, 11/01/26 (c)	295,653
125,000	Palomar Pomerado Health, Series A (GO) 0.00%, 08/01/25 ^	115,183
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,131,310
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	867,322
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	198,238
	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (AGM) (ST)
500,000	5.00%, 09/01/26 (c)	573,585
500,000	5.00%, 09/01/26 (c)	572,290
500,000	5.00%, 09/01/26 (c)	578,070
3,000,000	5.50%, 09/01/22 (c)	3,277,860
	River Islands Public Financing Authority, Phase 2 Public Improvements (ST)
1,000,000	4.00%, 09/01/26 (c)	1,035,350
750,000	5.00%, 09/01/26 (c)	848,145
500,000	Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	580,335
	Sacramento County, Community Facilities District No. 2005-2 (ST)
495,000	5.00%, 09/01/26 (c)	574,527
345,000	5.00%, 09/01/26 (c)	403,340
3,120,000	San Buenaventura, Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,427,289
3,075,000	San Diego County Regional Transportation Commission, Series A (RB) (SAW) 4.00%, 04/01/30 (a) (c)	3,675,978
	San Diego County, Area No. 2, Series A (ST)
635,000	4.00%, 09/01/26 (c)	707,911
665,000	4.00%, 09/01/26 (c)	744,740
300,000	San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	354,318
	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
145,000	0.00%, 01/15/32 ^	106,629
105,000	0.00%, 01/15/36 ^	67,828
1,750,000	5.00%, 01/15/25 (c)	2,011,240
3,780,000	5.00%, 01/15/25 (c)	4,322,317
500,000	5.00%, 01/15/25 (c)	587,905
2,300,000	5.00%, 01/15/25 (c)	2,674,210
200,000	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	229,700
1,815,000	San Mateo Union High School District, Series A (GO) 5.00%, 09/01/23 (c)	2,095,635
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	574,570
500,000	5.00%, 03/01/26 (c)	577,435
9,000,000	Silicon Valley Tobacco Securitization Authority, Series A (RB) 0.00%, 03/02/20 (c) ^	3,639,150
8,015,000	Silicon Valley Tobacco Securitization Authority, Series C (RB) 0.00%, 02/18/20 (c) ^	830,274
29,250,000	Silicon Valley Tobacco Securitization Authority, Series D (RB) 0.00%, 02/18/20 (c) ^	2,352,577
18,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 02/18/20 (c) ^	2,800,999
1,035,000	Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,096,334
6,025,000	Tobacco Securitization Authority of Northern California, Series A-1 (RB) 5.50%, 02/18/20 (c)	6,090,974
8,000,000	Tobacco Securitization Authority of Northern California, Series C (RB) 0.00%, 02/18/20 (c) ^	1,233,600
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
8,500,000	5.00%, 12/01/29 (c)	10,283,045
2,085,000	5.38%, 02/18/20 (c)	2,107,831
	Tobacco Securitization Authority of Southern California, Series B (RB)
10,485,000	0.00%, 02/18/20 (c) ^	2,002,740
15,000,000	0.00%, 02/18/20 (c) ^	3,440,100
250,000	Tobacco Securitization Authority of Southern California, Series B-1 (RB) 2.25%, 06/01/29	258,938
16,440,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 02/18/20 (c) ^	2,351,578
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	113,891
100,000	5.00%, 09/01/25 (c)	114,494
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	853,830
300,000	Vernon Electric System, Series A (RB) 5.13%, 03/02/20 (c)	304,734
	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
850,000	4.00%, 09/01/21	620,500
530,000	5.30%, 09/01/22 (c)	386,900
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	518,536
		462,193,579
Colorado: 2.7%
	Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
500,000	5.00%, 12/01/23 (c)	541,970
750,000	5.13%, 12/01/23 (c)	810,067
1,000,000	Aviation Station North Metropolitan District No. 2, Series A (GO) 5.00%, 09/01/24 (c)	1,074,740
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,053,790
	Broadway Station Metropolitan District No. 3, Series A (GO)
1,000,000	5.00%, 06/01/24 (c)	1,061,590
500,000	5.00%, 06/01/24 (c)	536,025
	Castle Oaks Metropolitan District No. 3 (GO)
500,000	5.00%, 12/01/20 (c)	515,755
500,000	5.00%, 12/01/20 (c)	517,545
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	529,805
500,000	5.00%, 12/01/22 (c)	533,300
500,000	5.00%, 12/01/22 (c)	541,375
4,900,000	City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,388,824
4,250,000	City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	4,744,657
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,086,926
	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB)
1,000,000	5.00%, 07/01/26 (c)	1,075,900
500,000	5.00%, 07/01/26 (c)	545,405
500,000	Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/27 (c)	554,585
1,750,000	Colorado Health Facilities Authority, Capella of Grand Junction Project (RB) 5.00%, 12/01/26 (c)	1,863,085
	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 02/01/21 (c)	156,027
1,390,000	5.00%, 02/01/21 (c)	1,445,850
425,000	5.25%, 02/01/21 (c)	443,126
	Colorado Health Facilities Authority, Christian Living Neighborhoods Project (RB)
1,000,000	5.00%, 01/01/24 (c)	1,103,940
105,000	5.00%, 01/01/24 (c)	117,121
500,000	5.00%, 01/01/26 (c)	576,700
	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB)
3,120,000	4.00%, 08/01/29 (c)	3,537,737
3,600,000	4.00%, 08/01/29 (c)	4,033,584
1,000,000	4.00%, 08/01/29 (c)	1,141,080
3,620,000	4.00%, 08/01/29 (c)	4,119,307
	Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
460,000	3.25%, 08/01/29 (c)	463,156
350,000	4.00%, 01/01/29 (c)	378,599
7,170,000	4.00%, 08/01/29 (c)	7,973,972
1,000,000	5.00%, 08/01/29 (c)	1,242,130
2,500,000	5.00%, 08/01/29 (c)	3,062,475
1,700,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.30%, 03/02/20 (c)	1,699,966
	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB)
2,100,000	5.75%, 11/01/25 (c)	2,182,131
1,835,000	6.00%, 11/01/25 (c)	1,935,778
730,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	734,679
2,350,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	2,639,473
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	274,585
250,000	5.00%, 12/31/24 (c)	275,280
2,500,000	Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,745,950
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	522,805
500,000	5.75%, 12/01/20 (c)	522,705
	Creekwalk Marketplace Business Improvement District, Series A (RB)
500,000	5.50%, 12/01/26 (c)	519,185
500,000	5.75%, 12/01/26 (c)	518,960
	Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
1,000,000	5.63%, 12/01/23 (c)	1,066,920
1,500,000	5.75%, 12/01/23 (c)	1,593,645
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	288,475
1,000,000	5.00%, 12/01/26 (c)	1,178,170
	Dominion Water and Sanitation District (RB)
3,500,000	5.75%, 12/01/21 (c)	3,731,280
500,000	6.00%, 12/01/21 (c)	534,870
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	264,978
310,000	5.50%, 12/01/22 (c)	330,308
250,000	5.50%, 12/01/22 (c)	268,343
	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
945,000	4.50%, 11/01/25 (c)	979,776
2,345,000	5.25%, 11/01/25 (c)	2,498,855
1,865,000	5.50%, 11/01/25 (c)	2,002,171
1,000,000	Independence Metropolitan District No. 3, Series A (GO) 6.25%, 06/01/24 (c)	1,061,950
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	506,590
500,000	6.00%, 12/15/23 (c)	510,110
	Mirabelle Metropolitan District No. 2, Series A (GO) (SAW)
1,000,000	5.00%, 03/01/25 (c)	1,068,400
700,000	5.00%, 03/01/25 (c)	757,470
	Painted Prairie Public Improvement Authority (RB)
1,500,000	5.00%, 12/01/24 (c)	1,554,930
1,000,000	5.00%, 12/01/24 (c)	1,053,510
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,053,120
500,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	568,130
	STC Metropolitan District No. 2, Series A (GO)
1,000,000	5.00%, 12/01/24 (c)	1,088,110
2,000,000	5.00%, 12/01/24 (c)	2,187,480
	Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
5,000,000	5.00%, 12/01/22 (c)	5,246,200
500,000	5.00%, 12/01/22 (c)	526,550
1,000,000	5.00%, 12/01/22 (c)	1,059,210
	Velocity Metropolitan District No. 3 (GO)
500,000	5.13%, 12/01/23 (c)	536,155
500,000	5.38%, 12/01/23 (c)	537,015
1,500,000	5.50%, 12/01/23 (c)	1,610,415
		103,004,781
Connecticut: 0.3%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 02/11/20 (c)	630,082
1,500,000	Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB) 5.00%, 09/01/26 (c)	1,645,860
	Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB)
120,000	4.00%, 07/01/26 (c)	127,770
3,025,000	5.00%, 07/01/26 (c)	3,369,699
235,000	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series I (RB) 4.50%, 07/01/20 (c)	237,691
	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
935,000	4.25%, 07/01/22 (c)	988,276
655,000	4.50%, 07/01/22 (c)	686,047
380,000	5.00%, 07/01/22 (c)	408,249
470,000	5.00%, 07/01/22 (c)	501,495
100,000	5.00%, 07/01/22 (c)	106,945
	Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG)
250,000	4.00%, 07/01/29 (c)	272,408
250,000	4.00%, 07/01/29 (c)	273,778
500,000	4.00%, 07/01/29 (c)	554,980
1,040,000	Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	903,958
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.75%, 02/01/24	267,705
1,000,000	6.25%, 02/01/26 (c)	1,145,740
	Town of Hamden (RB)
250,000	5.00%, 01/01/26 (c)	271,878
500,000	5.00%, 01/01/26 (c)	549,375
		12,941,936
Delaware: 0.0%
	Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
500,000	5.00%, 06/01/26 (c)	543,670
250,000	5.00%, 06/01/26 (c)	275,868
275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	281,196
		1,100,734
District of Columbia: 1.4%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
60,800,000	0.00%, 02/18/20 (c) ^	6,908,096
111,165,000	0.00%, 03/02/20 (c) ^	21,945,083
49,000	6.50%, 05/15/33	56,896
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
665,000	4.13%, 07/01/24 (c)	703,490
180,000	5.00%, 07/01/24 (c)	194,333
1,000,000	5.00%, 07/01/24 (c)	1,075,370
250,000	5.00%, 07/01/24 (c)	274,225
665,000	5.00%, 07/01/24 (c)	723,094
	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
1,115,000	5.00%, 10/01/22 (c)	1,174,151
395,000	5.00%, 10/01/22 (c)	413,786
790,000	5.00%, 10/01/22 (c)	821,015
985,000	6.25%, 04/01/21 (c)	1,028,143
1,525,000	6.50%, 04/01/21 (c)	1,590,407
1,450,000	6.50%, 04/01/21 (c)	1,514,394
1,110,000	District of Columbia, The Howard University Issue, Series A (RB) 6.25%, 04/01/21 (c)	1,165,944
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
825,000	0.00%, 10/01/37 ^	480,612
1,895,000	5.00%, 04/01/22 (c)	2,026,039
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
5,520,000	0.00%, 10/01/37 ^	3,388,066
7,750,000	4.00%, 10/01/29 (c)	8,873,285
245,000	6.50%, 10/01/28 (c)	333,261
250,000	Metropolitan Washington Airports Authority, Series B (RB) 4.00%, 10/01/29 (c)	293,118
		54,982,808
Florida: 5.8%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB)
	8.00%, 10/01/22 (c)	1,703,949
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,540,000	8.00%, 11/15/21 (c)	1,560,744
1,005,000	8.13%, 11/15/21 (c)	1,013,944
	Alachua County, Health Facilities Authority, East Ridge Retirement Village, Inc. (RB)
800,000	6.00%, 11/15/24 (c)	757,920
1,000,000	6.25%, 11/15/24 (c)	949,290
	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB)
585,000	5.40%, 07/01/25 (c)	630,051
165,000	5.88%, 07/01/25 (c)	180,578
1,485,000	6.00%, 07/01/25 (c)	1,625,837
11,485,000	Capital Trust Agency, American Eagle Portfolio Project, Series A (RB) 5.88%, 01/01/29 (c)	12,659,571
	Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB)
1,000,000	5.00%, 07/15/26 (c)	1,056,020
500,000	5.00%, 07/15/26 (c)	524,390
250,000	5.00%, 07/15/26 (c)	267,670
500,000	5.00%, 07/15/26 (c)	531,660
	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
500,000	5.13%, 01/01/29 (c)	541,645
500,000	5.25%, 01/01/29 (c)	538,275
500,000	5.38%, 01/01/29 (c)	540,950
500,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 5.25%, 06/15/27 (c)	540,165
1,000,000	Capital Trust Agency, First Mortgage, American Eagle Portfolio Project, Series B (RB) 6.00%, 07/01/25 (c)	1,008,470
	Capital Trust Agency, First Mortgage, Tallahassee Tapestry Housing Project, Series A (RB)
1,505,000	7.00%, 12/01/25 (c)	1,443,039
500,000	7.13%, 12/01/25 (c)	479,575
3,000,000	Capital Trust Agency, Provision CARES Proton Therapy Center, Orlando Project, Series A (RB) 7.50%, 06/01/28 (c)	3,247,500
	Capital Trust Agency, Senior Living Facilities, Elim Senior Housing, Inc. (RB)
1,565,000	5.63%, 08/01/24 (c)	1,656,537
1,250,000	5.88%, 08/01/24 (c)	1,316,837
1,000,000	7.50%, 02/21/20 (c)	999,990
	Capital Trust Agency, Tapestry Walden, Series A (RB)
975,000	6.75%, 07/01/27 (c)	910,406
4,050,000	7.00%, 07/01/27 (c)	3,723,529
	Capital Trust Agency, Tuscan Gardens of Palm Coast Project, Series A (RB)
750,000	6.75%, 04/01/24 (c)	747,615
3,220,000	7.00%, 04/01/22 (c)	3,219,517
1,210,000	7.00%, 04/01/24 (c)	1,200,877
500,000	7.00%, 04/01/24 (c)	503,285
	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
2,200,000	4.00%, 12/01/28	2,283,622
10,775,000	5.25%, 12/01/28 (c)	11,661,782
2,500,000	5.25%, 12/01/28 (c)	2,742,000
750,000	City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	843,862
815,000	City of Orlando, Senior Tourist Development, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	995,588
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
230,000	4.00%, 06/01/25 (c)	248,593
300,000	5.00%, 06/01/25 (c)	342,306
2,500,000	5.00%, 06/01/25 (c)	2,868,800
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB)
475,000	4.00%, 12/01/25 (c)	507,115
3,540,000	5.00%, 12/01/25 (c)	4,022,042
	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
1,150,000	7.00%, 05/15/24 (d) *	1,081,000
2,500,000	8.13%, 05/15/24 (c) (d) *	2,350,000
	Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW)
3,045,000	4.00%, 02/15/30 (a) (c)	3,407,903
1,500,000	4.00%, 02/15/30 (a) (c)	1,669,230
500,000	5.00%, 02/15/30 (a) (c)	641,455
250,000	5.00%, 02/15/30 (a) (c)	310,045
	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB)
1,000,000	4.75%, 07/15/26 (c)	1,034,750
500,000	6.00%, 06/15/27 (c)	540,035
1,000,000	6.13%, 06/15/27 (c)	1,073,620
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	356,868
450,000	5.88%, 06/15/24 (c)	445,833
695,000	6.00%, 06/15/24 (c)	688,085
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,090,280
2,600,000	6.00%, 06/15/22 (c)	2,697,916
500,000	6.00%, 06/15/25 (c)	557,520
2,000,000	6.13%, 06/15/22 (c)	2,062,020
685,000	6.13%, 06/15/25 (c)	756,445
3,000,000	7.63%, 06/15/21 (c)	3,179,310
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
14,400,000	6.25%, 03/02/20 (c) (p)	14,562,000
20,595,000	6.38%, 03/02/20 (c) (p)	20,800,950
23,625,000	6.50%, 03/02/20 (c) (p)	23,890,781
	Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A1 (RB)
750,000	4.50%, 06/01/28 (c)	838,140
2,650,000	4.75%, 06/01/28 (c)	2,972,690
750,000	5.00%, 06/01/28 (c)	849,705
	FRERC Community Development District (AGM) (SA)
500,000	5.38%, 11/01/29 (c)	520,935
500,000	5.50%, 11/01/29 (c)	521,955
	Highlands County Health Facilities Authority, Trousdale Foundation Properties, Series A (RB)
1,860,000	6.00%, 04/01/28 (c)	2,094,602
2,500,000	6.25%, 04/01/28 (c)	2,828,625
1,500,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	1,562,280
	Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB)
1,640,000	5.25%, 03/02/20 (c)	1,641,197
3,500,000	5.38%, 03/02/20 (c)	3,501,295
1,475,000	5.75%, 06/15/22 (c)	1,502,243
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 03/02/20 (c)	300,006
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 03/02/20 (c)	1,953,783
925,000	5.00%, 11/15/24 (c)	1,036,573
1,910,000	5.00%, 11/15/24 (c)	2,161,241
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	277,820
	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
1,900,000	5.00%, 06/01/25 (c)	1,954,397
1,390,000	5.00%, 06/01/25 (c)	1,420,510
665,000	5.00%, 06/01/25 (c)	696,248
4,000,000	5.00%, 06/01/25 (c)	4,149,040
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	572,535
500,000	5.00%, 10/01/25 (c)	579,050
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,139,370
545,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	571,204
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
1,650,000	4.25%, 05/01/23 (c)	1,729,332
1,480,000	5.00%, 05/01/23 (c)	1,566,491
155,000	North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	190,151
	Northern Palm Beach County Improvement District (RB)
200,000	5.00%, 08/01/27 (c)	218,380
200,000	5.00%, 08/01/27 (c)	219,758
890,000	Orange County Industrial Development Authority, Series B (RB) 5.00%, 07/01/25 (c)	697,920
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,867,072
1,500,000	5.00%, 05/15/23 (c)	1,634,115
290,000	Osceola County, Transportation Improvement, Osceola Parkway, Series A-2 (RB) 0.00%, 10/01/29 (c) ^	150,841
100,000	Palm Beach County Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 11/15/26 (c)	102,623
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,690,395
	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
2,500,000	5.00%, 04/01/29 (c)	2,804,050
1,000,000	5.00%, 04/01/29 (c)	1,138,470
190,000	Palm Cost Park Community Development District (SA) 5.70%, 03/02/20 (c)	190,103
	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB)
500,000	5.50%, 11/15/26 (c)	507,895
250,000	5.75%, 11/15/26 (c)	253,900
	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB)
600,000	4.25%, 05/15/22 (c)	601,908
445,000	5.25%, 11/15/26 (c)	450,398
375,000	Sumter County, Florida Village Community Development District No. 8 (SA) 6.13%, 05/01/20 (c)	379,174
820,000	Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	868,847
	Village Community Development District No. 12 (SA)
245,000	3.25%, 05/01/26	254,798
2,440,000	3.63%, 05/01/26 (c)	2,568,783
2,445,000	3.88%, 05/01/26 (c)	2,554,512
995,000	4.25%, 05/01/28 (c)	1,077,336
1,245,000	4.38%, 05/01/28 (c)	1,351,124
	Village Community Development District No. 13 (SA)
250,000	3.00%, 05/01/29	257,280
250,000	3.38%, 05/01/29 (c)	260,178
250,000	3.55%, 05/01/29 (c)	259,665
4,730,000	3.70%, 05/01/29 (c)	4,900,422
1,000,000	Volusia County Industrial Development Authority, Woodland Towers Project, Series C (RB) 7.25%, 07/01/24 (c)	874,720
		223,057,677
Georgia: 0.8%
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
1,750,000	6.50%, 01/01/28 (c)	1,927,415
2,725,000	6.75%, 01/01/28 (c)	2,944,608
6,000,000	7.00%, 01/01/28 (c)	6,507,420
1,000,000	Burke County Development Authority, Series C (RB) (SAW) 4.13%, 02/01/28 (c)	1,099,360
720,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	791,539
	Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
1,000,000	6.00%, 07/01/23 (c)	950,280
1,000,000	6.00%, 07/01/23 (c)	988,100
1,000,000	DeKalb County Housing Authority, Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc., Series A (RB)
	5.00%, 01/01/29 (c)	1,003,520
	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG)
250,000	5.50%, 12/01/24 (c)	261,048
1,000,000	6.25%, 12/01/24 (c)	1,048,540
1,000,000	6.50%, 12/01/24 (c)	1,056,940
	Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG)
500,000	5.00%, 04/01/26 (c)	545,120
500,000	5.00%, 04/01/26 (c)	548,615
246,000	Georgia Local Government (CP) (NATL) 4.75%, 06/01/28	288,297
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	256,155
500,000	5.88%, 06/15/27 (c)	508,770
1,000,000	6.00%, 06/15/27 (c)	1,018,960
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
500,000	5.00%, 11/01/27 (c)	561,625
750,000	5.00%, 11/01/27 (c)	855,127
375,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	417,825
1,000,000	Oconee County Industrial Development Authority, Series A-1 (RB) 6.25%, 12/01/25 (c)	1,074,940
3,850,000	Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	4,253,249
	White County Development Authority, Truett McConnell University Project, Series A (RB)
500,000	5.13%, 10/01/26 (c)	520,255
500,000	5.25%, 10/01/26 (c)	517,585
		29,945,293
Guam: 0.5%
	A. B. Won Pat International Airport Authority, Series C (RB)
635,000	5.00%, 10/01/21	662,083
200,000	6.25%, 10/01/23 (c)	231,510
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 02/18/20 (c)	1,100,033
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,125,146
620,000	Guam Government Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	713,911
	Guam Government Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,570,649
500,000	5.25%, 07/01/23 (c)	551,980
3,530,000	5.50%, 07/01/23 (c)	3,891,648
	Guam Government, Business Privilege Tax, Series A (RB)
500,000	5.00%, 01/01/22 (c)	531,605
1,390,000	5.13%, 01/01/22 (c)	1,466,631
	Guam Government, Business Privilege Tax, Series B (RB)
1,280,000	5.00%, 01/01/22 (c)	1,346,995
330,000	5.00%, 01/01/22 (c)	346,031
	Guam Government, Business Privilege Tax, Series D (RB)
235,000	4.00%, 11/15/25 (c)	249,645
585,000	5.00%, 11/15/25 (c)	667,187
500,000	5.00%, 11/15/25 (c)	577,510
1,100,000	5.00%, 11/15/25 (c)	1,266,122
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	373,507
500,000	5.00%, 10/01/27 (c)	584,180
		17,256,373
Hawaii: 0.4%
	Kuakini, Hawaii Health System, Series A (RB)
985,000	6.30%, 03/02/20 (c)	988,457
1,675,000	6.38%, 03/02/20 (c)	1,676,725
4,805,000	State of Hawaii, Department of Budget and Finance (RB) 3.20%, 07/01/29 (c)	5,011,327
	State of Hawaii, Department of Budget and Finance, Series A (RB)
1,150,000	5.00%, 01/01/25 (c)	1,188,835
1,400,000	6.25%, 07/01/23 (c)	1,504,916
2,085,000	6.63%, 07/01/23 (c)	2,241,166
2,000,000	6.88%, 07/01/23 (c)	2,143,860
		14,755,286
Idaho: 0.2%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
450,000	3.50%, 09/01/26 (c)	458,505
1,135,000	5.00%, 09/01/26 (c)	1,287,714
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
100,000	7.00%, 10/01/24	109,420
900,000	7.38%, 10/01/24 (c)	986,184
2,395,000	8.00%, 10/01/24 (c)	2,625,159
1,000,000	8.13%, 10/01/24 (c)	1,097,920
		6,564,902
Illinois: 11.6%
	Chicago Board of Education, Series A (GO)
660,000	0.00%, 12/01/27 ^	555,238
390,000	0.00%, 12/01/28 ^	317,597
55,000	0.00%, 12/01/30 ^	41,785
6,175,000	5.00%, 12/01/21 (c)	6,514,563
15,245,000	5.00%, 12/01/22 (c)	16,507,896
300,000	5.00%, 12/01/23	337,023
100,000	5.00%, 12/01/25	118,407
250,000	5.00%, 12/01/28 (c)	301,298
250,000	5.00%, 12/01/28 (c)	305,933
435,000	5.25%, 12/01/21 (c)	460,865
5,730,000	5.50%, 12/01/21 (c)	6,103,940
145,000	5.50%, 12/01/25	173,208
175,000	5.50%, 12/01/26	212,959
355,000	5.50%, 12/01/26	421,776
5,200,000	7.00%, 12/01/25 (c)	6,590,116
14,020,000	7.00%, 12/01/25 (c)	17,292,969
1,250,000	7.00%, 12/01/27 (c)	1,622,687
	Chicago Board of Education, Series B (GO)
150,000	4.00%, 12/01/22 (c)	156,498
1,725,000	5.00%, 12/01/22 (c)	1,883,027
1,105,000	5.00%, 12/01/22 (c)	1,207,235
1,500,000	5.00%, 12/01/27	1,809,585
200,000	5.00%, 12/01/29 (c)	244,774
1,100,000	6.50%, 12/01/26 (c)	1,355,838
	Chicago Board of Education, Series C (GO)
500,000	5.00%, 12/01/23	556,900
2,000,000	5.00%, 12/01/27	2,412,780
6,250,000	5.00%, 12/01/27 (c)	7,475,125
250,000	5.00%, 12/01/27 (c)	295,945
5,460,000	5.25%, 12/01/24 (c)	6,186,071
4,430,000	5.25%, 12/01/24 (c)	4,982,997
1,160,000	6.00%, 12/01/24 (c)	1,353,337
750,000	Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/23 (c)	815,580
2,190,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	2,480,350
2,000,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/20 (c)	2,057,760
8,500,000	Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	9,801,095
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	450,076
	Chicago School Reform Board of Trustees, Series A (GO)
160,000	0.00%, 12/01/21 ^	155,278
250,000	0.00%, 12/01/23 ^	232,943
265,000	0.00%, 12/01/25 ^	235,585
1,160,000	0.00%, 12/01/29 ^	912,827
	Chicago School Reform Board of Trustees, Series B-1 (GO)
450,000	0.00%, 12/01/21 ^	436,721
180,000	0.00%, 12/01/22 ^	171,342
960,000	0.00%, 12/01/24 ^	874,733
1,650,000	0.00%, 12/01/25 ^	1,466,850
1,265,000	0.00%, 12/01/26 ^	1,095,085
950,000	0.00%, 12/01/27 ^	799,206
690,000	0.00%, 12/01/28 ^	561,902
645,000	0.00%, 12/01/29 ^	507,563
1,025,000	0.00%, 12/01/30 ^	778,723
460,000	0.00%, 12/01/31 ^	337,925
345,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/21	361,708
	City of Chicago (GO)
195,000	0.00%, 01/01/28 ^	160,111
375,000	0.00%, 01/01/33 ^	258,281
290,000	0.00%, 01/01/34 ^	192,772
	City of Chicago, Modern School Across Chicago Program, Series A (GO)
915,000	5.00%, 12/01/20 (c)	942,294
500,000	5.00%, 12/01/20 (c)	515,205
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	269,608
910,000	5.25%, 01/01/25 (c)	1,050,331
945,000	5.25%, 01/01/25 (c)	1,092,675
3,980,000	5.50%, 01/01/25 (c)	4,604,382
855,000	5.50%, 01/01/25 (c)	995,340
115,000	5.50%, 01/01/25 (c)	134,291
1,585,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,776,309
	City of Chicago, Series A (GO)
140,000	0.00%, 01/01/29 ^	111,072
905,000	4.63%, 01/01/21 (c)	923,046
125,000	5.00%, 02/20/20 (c)	125,225
105,000	5.00%, 02/20/20 (c)	105,189
2,160,000	5.00%, 01/01/21 (c)	2,221,258
865,000	5.00%, 01/01/22 (c)	919,374
1,015,000	5.00%, 01/01/22 (c)	1,079,473
395,000	5.00%, 01/01/23	432,150
640,000	5.00%, 01/01/24 (c)	708,883
1,920,000	5.00%, 01/01/24 (c)	2,124,038
2,935,000	5.00%, 01/01/24 (c)	3,243,380
1,000,000	5.00%, 01/01/27	1,192,460
2,000,000	5.00%, 01/01/29 (c)	2,350,440
2,110,000	5.25%, 01/01/21 (c)	2,178,533
600,000	5.25%, 01/01/24 (c)	670,920
280,000	5.25%, 01/01/24 (c)	314,891
1,120,000	5.25%, 01/01/24 (c)	1,254,411
150,000	5.25%, 01/01/24 (c)	169,128
1,150,000	5.25%, 01/01/24 (c)	1,299,063
880,000	5.38%, 01/01/25 (c)	1,024,426
605,000	5.50%, 01/01/25 (c)	697,105
475,000	5.50%, 01/01/25 (c)	551,537
1,320,000	5.50%, 01/01/25 (c)	1,533,946
500,000	5.63%, 01/01/27 (c)	610,825
1,000,000	5.63%, 01/01/27 (c)	1,232,200
1,000,000	5.75%, 01/01/27 (c)	1,221,140
1,180,000	5.75%, 01/01/27 (c)	1,443,600
6,505,000	6.00%, 01/01/27 (c)	8,042,001
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	951,823
	City of Chicago, Series C (GO)
695,000	0.00%, 01/01/30 ^	512,889
195,000	0.00%, 01/01/32 ^	133,331
1,800,000	5.00%, 01/01/22 (c)	1,916,658
1,235,000	5.00%, 01/01/22	1,316,485
110,000	5.00%, 01/01/22 (c)	117,559
195,000	5.00%, 01/01/22 (c)	208,108
1,110,000	5.00%, 01/01/24	1,244,876
1,760,000	5.00%, 01/01/25	2,019,195
2,600,000	5.00%, 01/01/26 (c)	2,953,808
380,000	5.00%, 01/01/26	445,029
	City of Chicago, Series D (GO)
870,000	5.00%, 02/20/20 (c)	871,566
345,000	5.00%, 02/20/20 (c)	345,621
1,045,000	5.50%, 01/01/25 (c)	1,208,940
1,135,000	5.50%, 01/01/25 (c)	1,305,783
520,000	5.50%, 01/01/25 (c)	604,282
2,715,000	5.50%, 01/01/25 (c)	3,152,468
	City of Chicago, Series E (GO)
910,000	5.50%, 01/01/25 (c)	1,043,643
915,000	5.50%, 01/01/25 (c)	1,061,400
285,000	City of Chicago, Series F (GO) 5.50%, 01/01/25 (c)	330,600
1,020,000	City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,291,442
	City of Harvey, Series A (GO)
465,000	5.50%, 03/02/20 (c) (d) *	318,525
3,600,000	5.63%, 03/02/20 (c) (d) *	2,466,000
625,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	697,531
1,020,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,047,071
	Illinois Finance Authority, Admiral Lake Project (RB)
1,020,000	5.00%, 05/15/24 (c)	1,089,299
390,000	5.13%, 05/15/24 (c)	414,668
1,300,000	5.25%, 05/15/24 (c)	1,369,771
1,000,000	5.25%, 05/15/24 (c)	1,062,630
300,000	5.50%, 05/15/24 (c)	320,439
15,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 03/02/20 (c)	15,011
	Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB)
1,000,000	5.00%, 07/01/25 (c)	1,000,420
1,000,000	5.00%, 07/01/25 (c)	1,014,230
1,000,000	5.00%, 07/01/25 (c)	1,022,950
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
615,000	4.75%, 05/15/23 (c)	651,918
230,000	5.13%, 05/15/23 (c)	243,968
750,000	5.25%, 05/15/23 (c)	797,482
	Illinois Finance Authority, Friendship Village of Schaumburg (RB)
7,500,000	5.00%, 02/15/27 (c)	7,651,275
2,560,000	5.00%, 02/15/27	2,697,856
8,630,000	5.13%, 02/15/27 (c)	8,713,538
100,000	Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	101,708
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	534,850
	Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
450,000	5.00%, 11/01/26 (c)	494,001
550,000	5.00%, 11/01/26 (c)	596,756
500,000	5.00%, 11/01/26 (c)	564,965
250,000	5.00%, 11/01/26 (c)	281,178
1,000,000	Illinois Finance Authority, Montgomery Place (RB) 5.25%, 05/15/27 (c)	1,085,450
1,555,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,596,270
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,048,500
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
715,000	6.20%, 05/15/20 (c)	635,249
230,000	6.24%, 05/15/20 (c)	204,824
315,000	6.33%, 05/15/20 (c)	277,783
535,000	6.44%, 05/15/20 (c)	472,009
537,508	Illinois Finance Authority, Park Place of Elmhurst Project, Series B (RB) 5.63%, 05/15/20	514,594
475,000	Illinois Finance Authority, Roosevelt University (RB) 5.50%, 03/02/20 (c)	475,679
	Illinois Finance Authority, Roosevelt University, Series A (RB)
1,000,000	6.00%, 10/01/28 (c)	1,201,670
3,700,000	6.13%, 10/01/28 (c)	4,377,322
8,000,000	6.13%, 10/01/28 (c)	9,511,360
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	264,098
525,000	5.00%, 08/15/25 (c)	592,877
1,880,000	Illinois Finance Authority, Three Crowns Park (RB) 5.25%, 02/15/24 (c)	2,038,296
100,000	Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.13%, 10/01/21 (c)	106,067
2,695,000	Illinois Finance Authority, Westminster Village, Series A (RB) (AGM) 5.25%, 05/01/25 (c)	2,957,574
	Illinois Sports Facilities Authority (RB) (AMBAC)
690,000	0.00%, 06/15/26 ^	608,490
1,000,000	5.00%, 06/15/24 (c)	1,137,250
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
840,000	0.00%, 06/15/29 ^	671,916
555,000	0.00%, 06/15/30 ^	428,887
475,000	0.00%, 12/15/30 ^	361,185
125,000	0.00%, 06/15/31 ^	93,210
190,000	0.00%, 06/15/34 ^	127,940
590,000	0.00%, 12/15/34 ^	391,512
185,000	0.00%, 06/15/37 ^	111,690
115,000	0.00%, 06/15/39 ^	64,375
1,500,000	0.00%, 06/15/40 ^	809,205
4,410,000	5.00%, 06/15/22 (c)	4,720,420
3,230,000	5.00%, 12/15/25 (c)	3,639,564
250,000	5.00%, 12/15/27 (c)	290,745
400,000	5.50%, 06/15/20 (c)	406,636
1,400,000	5.50%, 12/15/25 (c)	1,615,306
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,080,000	0.00%, 06/15/28 ^	889,348
1,065,000	0.00%, 12/15/41 ^	531,073
720,000	0.00%, 12/15/50 ^	253,397
15,515,000	0.00%, 12/15/51 ^	5,243,760
740,000	0.00%, 12/15/54 ^	225,049
6,780,000	4.25%, 06/15/22 (c)	6,968,891
1,135,000	5.00%, 06/15/22 (c)	1,200,297
1,450,000	5.00%, 06/15/22 (c)	1,559,301
3,765,000	5.00%, 06/15/22 (c)	4,036,833
290,000	5.00%, 06/15/22 (c)	311,095
335,000	5.00%, 12/15/22	366,071
410,000	5.70%, 06/15/23	463,612
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
6,400,000	5.00%, 06/15/20 (c)	6,494,528
425,000	5.20%, 06/15/20 (c)	431,588
5,965,000	5.25%, 06/15/20 (c)	6,058,531
435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	391,900
230,000	Southwestern Illinois Development Authority (RB) 5.35%, 03/02/20 (c)	170,490
430,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	446,744
	State of Illinois (RB)
100,000	3.00%, 06/15/26 (c)	100,604
1,050,000	3.50%, 06/01/26 (c)	1,087,380
935,000	3.50%, 06/01/26 (c)	972,372
175,000	3.50%, 06/01/26 (c)	180,637
150,000	4.00%, 08/01/22 (c)	157,089
500,000	4.00%, 01/01/26 (c)	542,655
220,000	4.00%, 06/01/26 (c)	239,257
270,000	4.00%, 06/01/26 (c)	291,989
360,000	4.00%, 06/01/26 (c)	390,067
1,000,000	4.00%, 06/01/26 (c)	1,085,260
460,000	4.00%, 06/01/26 (c)	494,955
595,000	4.00%, 06/01/26 (c)	641,737
160,000	4.13%, 03/01/22 (c)	166,112
485,000	4.13%, 11/01/26 (c)	534,480
530,000	4.50%, 11/01/26 (c)	586,636
155,000	5.00%, 03/02/20 (c)	155,389
1,240,000	5.00%, 03/02/20 (c)	1,243,125
100,000	5.00%, 04/01/21	104,097
505,000	5.00%, 07/01/21	529,386
1,000,000	5.00%, 02/01/22	1,065,020
1,020,000	5.00%, 02/01/22	1,086,320
140,000	5.00%, 03/01/22 (c)	149,117
250,000	5.00%, 03/01/22 (c)	264,305
565,000	5.00%, 03/01/22	603,234
100,000	5.00%, 03/01/22 (c)	105,636
305,000	5.00%, 03/01/22 (c)	321,565
55,000	5.00%, 06/01/22	59,159
100,000	5.00%, 07/01/22	107,827
1,465,000	5.00%, 08/01/22	1,583,562
1,830,000	5.00%, 08/01/22 (c)	1,972,667
3,235,000	5.00%, 02/01/23	3,534,852
3,690,000	5.00%, 02/01/23	4,032,026
335,000	5.00%, 05/01/23	368,554
250,000	5.00%, 07/01/23	276,285
350,000	5.00%, 02/01/24 (c)	390,677
2,325,000	5.00%, 02/01/24 (c)	2,540,248
2,195,000	5.00%, 02/01/24	2,459,256
375,000	5.00%, 02/01/24 (c)	419,438
1,105,000	5.00%, 02/01/24	1,238,031
1,100,000	5.00%, 02/01/24 (c)	1,231,065
585,000	5.00%, 04/01/24 (c)	655,340
2,350,000	5.00%, 04/01/24 (c)	2,618,699
275,000	5.00%, 05/01/24 (c)	305,366
2,005,000	5.00%, 05/01/24 (c)	2,243,274
1,025,000	5.00%, 05/01/24 (c)	1,150,286
100,000	5.00%, 05/01/24 (c)	110,457
175,000	5.00%, 05/01/24 (c)	193,552
580,000	5.00%, 05/01/24	654,014
1,770,000	5.00%, 01/01/26 (c)	1,998,843
2,750,000	5.00%, 02/01/26	3,233,532
1,040,000	5.00%, 06/01/26 (c)	1,219,514
125,000	5.00%, 06/01/26	147,893
800,000	5.00%, 06/01/26 (c)	942,024
1,000,000	5.00%, 11/01/26 (c)	1,181,650
625,000	5.00%, 11/01/26 (c)	741,219
2,220,000	5.00%, 02/01/27 (c)	2,643,709
290,000	5.25%, 07/01/23 (c)	318,478
1,550,000	5.25%, 07/01/23 (c)	1,712,548
510,000	5.25%, 07/01/23 (c)	562,357
700,000	5.25%, 02/01/24 (c)	784,014
560,000	5.50%, 07/01/23 (c)	617,714
1,165,000	5.50%, 07/01/23 (c)	1,305,068
2,545,000	5.50%, 07/01/23 (c)	2,851,596
445,000	5.50%, 01/01/30	568,238
	State of Illinois, Series A (GO)
1,030,000	4.00%, 01/01/22 (c)	1,062,981
100,000	4.00%, 01/01/22 (c)	103,059
190,000	4.00%, 01/01/22 (c)	197,321
320,000	4.00%, 01/01/22 (c)	331,606
910,000	4.25%, 12/01/27 (c)	1,002,784
195,000	5.00%, 04/01/21	202,989
1,000,000	5.00%, 01/01/22 (c)	1,052,030
1,000,000	5.00%, 01/01/22 (c)	1,051,490
110,000	5.00%, 04/01/23 (c)	118,307
500,000	5.00%, 12/01/27 (c)	591,275
100,000	5.00%, 12/01/27 (c)	118,548
500,000	5.00%, 12/01/27	606,480
500,000	5.00%, 12/01/27 (c)	595,125
1,000,000	5.00%, 05/01/28 (c)	1,184,330
270,000	5.00%, 05/01/28 (c)	316,267
365,000	5.00%, 05/01/28 (c)	426,495
1,000,000	5.00%, 05/01/28 (c)	1,187,430
1,045,000	5.00%, 05/01/28 (c)	1,257,950
1,000,000	5.00%, 05/01/28 (c)	1,198,730
215,000	5.25%, 05/01/22	231,865
6,645,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	7,911,803
	State of Illinois, Series D (GO)
1,815,000	3.25%, 11/01/26	1,911,921
4,070,000	5.00%, 11/01/23	4,528,811
3,285,000	5.00%, 11/01/25	3,819,108
2,190,000	5.00%, 11/01/26	2,593,661
18,605,000	5.00%, 11/01/27 (c)	22,285,069
16,000,000	5.00%, 11/01/27	19,243,360
500,000	Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	533,155
360,000	Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	372,856
	Village of Bridgeview, Series A (GO)
1,175,000	5.50%, 03/02/20 (c)	1,176,574
4,260,000	5.50%, 06/01/24 (c)	4,461,881
	Will County Community High School District No. 210, Series B (GO)
90,000	0.00%, 01/01/29 ^	71,718
245,000	0.00%, 01/01/31 ^	181,476
540,000	0.00%, 01/01/33 ^	371,450
		443,558,305
Indiana: 0.9%
	Allen County, Storypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	330,633
225,000	6.88%, 01/15/24 (c)	247,685
	Barrington of Carmel Project, Series A (RB)
896,784	7.13%, 11/15/22 (c)	23,765
1,275,226	7.13%, 11/15/22 (c)	33,794
	City of Anderson, Anderson University (RB)
215,000	4.75%, 10/01/22 (c)	224,110
1,655,000	6.00%, 10/01/22 (c)	1,738,594
2,730,000	6.00%, 10/01/22 (c)	2,867,892
1,000,000	City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	1,028,120
800,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	880,848
200,000	County of Knox, Indiana Good Samaritian Hospital Project, Series A (RB) 5.00%, 04/01/22 (c)	207,290
500,000	Indiana Finance Authority, Baptist Healthcare System (RB) 5.00%, 08/15/27 (c)	579,725
	Indiana Finance Authority, Earlham College Project (RB)
1,105,000	5.00%, 10/01/23 (c)	1,177,035
50,000	5.00%, 10/01/23 (c)	53,888
	Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
765,000	5.13%, 08/15/20 (c)	779,734
725,000	5.50%, 08/15/20 (c)	739,805
600,000	5.50%, 08/15/20 (c)	612,858
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
250,000	5.00%, 07/01/23 (c)	276,108
2,805,000	5.00%, 07/01/23 (c)	3,086,201
3,890,000	5.25%, 07/01/23 (c)	4,338,089
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,635,000	5.00%, 06/01/22 (c)	2,763,456
1,620,000	5.00%, 06/01/22 (c)	1,700,174
10,500,000	Indiana Finance Authority, Res Polyflow Indiana Project (RB) 7.00%, 03/01/26 (c)	10,675,245
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	332,461
1,315,000	6.00%, 06/01/20 (c)	1,328,466
		36,025,976
Iowa: 1.7%
25,000	City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	25,122
8,790,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	9,171,662
1,500,000	Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,507,155
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
7,165,000	5.25%, 12/01/23 (c)	7,965,044
2,775,000	5.88%, 02/21/20 (c)	2,890,495
9,300,000	Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/22 (c) (p)	10,265,433
	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5,800,000	5.00%, 05/15/27 (c)	6,556,262
355,000	5.00%, 05/15/27 (c)	403,355
1,000,000	Iowa Finance Authority, Lifespace Communities, Inc., Series A-1 (RB) (SD CRED PROG) 4.00%, 11/15/26 (c)	1,024,820
	Iowa Finance Authority, Northcrest, Inc. Project, Series A (RB)
500,000	5.00%, 03/01/24 (c)	544,875
500,000	5.00%, 03/01/24 (c)	549,935
	Iowa Finance Authority, Sunrise Retirement Community Project (RB)
1,215,000	5.50%, 09/01/20 (c)	1,234,027
885,000	5.50%, 09/01/20 (c)	899,877
945,000	5.75%, 09/01/20 (c)	960,044
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
875,000	4.00%, 10/01/25	907,366
3,615,000	5.00%, 10/01/25 (c)	3,815,922
990,000	5.00%, 10/01/25 (c)	1,057,201
180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 03/02/20 (c)	181,951
	Tobacco Settlement Authority, Series C (RB)
3,190,000	5.38%, 03/02/20 (c)	3,224,580
5,585,000	5.50%, 03/02/20 (c)	5,645,541
6,960,000	5.63%, 03/02/20 (c)	7,035,446
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 03/02/20 (c) ^	158,296
		66,024,409
Kansas: 0.6%
750,000	City of Lenexa, Health Care Facility, Lake View Village, Inc., Series A (RB) 5.00%, 05/15/25 (c)	846,690
	City of Wichita, Health Care Facilities, Series I (RB)
1,000,000	5.00%, 05/15/25 (c)	1,093,100
300,000	5.00%, 05/15/25 (c)	339,630
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	279,600
	City of Wichita, Health Care Facilities, Series III (RB)
600,000	5.00%, 05/15/26 (c)	657,624
250,000	5.00%, 05/15/26 (c)	282,320
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	417,529
1,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A (RB) 5.25%, 11/15/23 (c)	1,068,330
2,550,000	Overland Park, Prairiefire at LionsGate Project (RB) 6.00%, 12/15/22 (c)	1,224,000
950,000	Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB)
	4.50%, 12/01/26 (c)	1,007,779
340,000	Wyandotte County, Kansas City Unified Government, Sales Tax (RB) 0.00%, 12/01/27 ^	263,116
	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
425,000	5.00%, 09/01/25 (c)	464,347
6,000,000	5.75%, 09/01/25 (c)	6,649,380
2,125,000	6.00%, 09/01/25 (c)	2,343,237
10,000,000	Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	4,331,400
		21,268,082
Kentucky: 0.6%
1,000,000	Christian County, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,134,340
	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB)
650,000	5.50%, 11/15/26 (c)	520,039
780,000	6.00%, 11/15/26 (c)	596,716
570,000	6.25%, 11/15/26 (c)	436,056
750,000	6.38%, 11/15/26 (c)	573,750
	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
250,000	5.00%, 05/15/26 (c)	262,615
350,000	5.00%, 05/15/26 (c)	372,848
545,000	5.00%, 05/15/26 (c)	586,883
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
400,000	5.38%, 11/15/22 (c)	422,184
250,000	5.50%, 11/15/22 (c)	262,650
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB)
7,365,000	4.25%, 07/01/25 (c)	7,884,527
1,585,000	5.00%, 07/01/25 (c)	1,754,785
1,525,000	5.00%, 07/01/25 (c)	1,682,990
	Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
150,000	5.00%, 06/01/26	178,061
750,000	5.25%, 06/01/27 (c)	884,047
500,000	Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	579,825
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
515,000	5.50%, 11/15/25 (c)	564,780
500,000	5.75%, 11/15/25 (c)	546,345
1,000,000	Kentucky Economic Development Finance Authority, Series A-2 (RB) 5.00%, 08/01/29 (c)	1,224,990
265,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/23	299,087
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	377,448
	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 06/01/22 (c)	163,463
220,000	5.00%, 06/01/22 (c)	239,745
1,220,000	Ohio County, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	1,236,751
		22,784,925
Louisiana: 0.6%
	Calcasieu Parish Memorial Hospital Service District (RB)
500,000	5.00%, 12/01/29 (c)	601,765
1,000,000	5.00%, 12/01/29 (c)	1,223,690
	City of Shreveport, Water and Sewer Revenue, Series C (RB)
470,000	4.00%, 12/01/28 (c)	547,888
2,235,000	4.00%, 12/01/28 (c)	2,613,520
100,000	5.00%, 12/01/25	121,189
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	517,810
290,000	6.25%, 07/01/21 (c)	303,987
3,490,000	6.38%, 07/01/21 (c)	3,653,786
165,000	Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 03/02/20 (c)	163,119
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB)
	5.63%, 06/01/25 (c)	1,050,260
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB)
	4.25%, 12/01/22 (c)	127,267
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB)
	6.25%, 11/15/25 (c)	1,129,880
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, The Glen Retirement System Project, Series A (RB)
	5.00%, 01/01/26 (c)	1,048,290
	Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB)
500,000	5.00%, 07/01/29 (c)	547,695
500,000	5.00%, 07/01/29 (c)	557,965
5,215,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB)
	3.50%, 11/01/27 (c)	5,659,214
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB)
	6.50%, 08/01/20 (c)	543,971
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB)
	6.50%, 11/01/20 (c)	518,960
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB)
	6.50%, 11/01/20 (c)	415,168
1,647,254	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	16
	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
2,259,041	7.50%, 07/01/23 (d) *	23
1,389,436	8.38%, 07/01/24 (c) (d) *	14
350,000	Parish of St Charles, Gulf Opportunity Zone, Valero Project (RB) 4.00%, 06/01/22 (p)	369,919
		21,715,396
Maine: 0.4%
4,500,000	Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c)	4,523,085
200,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB)
	6.95%, 07/01/21 (c)	214,356
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
1,470,000	4.00%, 07/01/26 (c)	1,550,938
530,000	4.00%, 07/01/26 (c)	562,547
645,000	5.00%, 07/01/26 (c)	727,405
1,000,000	5.00%, 07/01/26 (c)	1,133,150
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
75,000	5.25%, 07/01/21	78,293
1,735,000	6.00%, 07/01/21 (c)	1,830,893
2,220,000	6.75%, 07/01/21 (c)	2,364,988
50,000	6.95%, 07/01/21 (c)	53,454
55,000	7.50%, 07/01/21 (c)	59,525
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 03/02/20 (c)	2,025,080
		15,123,714
Maryland: 0.9%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,043,080
	City of Baltimore, Convention Center Hotel (RB)
1,425,000	5.00%, 09/01/27 (c)	1,667,378
2,040,000	5.00%, 09/01/27 (c)	2,377,559
400,000	5.00%, 09/01/27 (c)	482,504
915,000	5.00%, 09/01/27 (c)	1,072,911
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	563,330
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	270,500
2,600,000	Frederick County Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	2,634,190
2,000,000	Frederick County, Maryland Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	2,261,960
500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	534,820
5,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	5,911,981
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
100,000	3.75%, 01/01/27 (c)	105,734
470,000	4.38%, 01/01/27 (c)	500,376
530,000	4.50%, 01/01/27 (c)	564,270
1,000,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series D (RB) 5.00%, 09/30/26 (c)	1,137,770
1,120,000	Maryland Economic Development Corp., Transportation Facilities Project, Series A (RB) 5.00%, 06/01/28 (c)	1,375,976
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
400,000	4.00%, 07/01/26 (c)	430,784
250,000	5.00%, 07/01/26 (c)	291,525
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	232,042
145,000	4.25%, 07/01/25 (c)	160,167
1,500,000	5.00%, 07/01/25 (c)	1,720,095
500,000	5.00%, 07/01/25 (c)	578,595
625,000	5.00%, 07/01/25 (c)	730,981
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
40,000	5.00%, 07/01/22	43,627
1,025,000	5.00%, 07/01/24	1,189,974
500,000	5.25%, 07/01/24 (c)	585,430
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	1,102,490
1,000,000	5.00%, 11/01/24 (c)	1,105,770
	Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,095,330
1,000,000	5.25%, 04/01/27 (c)	1,107,910
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	537,590
500,000	5.00%, 01/01/26 (c)	539,770
		33,956,419
Massachusetts: 1.1%
	Collegiate Charter School of Lowell (RB)
500,000	5.00%, 06/15/26 (c)	536,240
500,000	5.00%, 06/15/26 (c)	539,760
365,000	5.00%, 06/15/26 (c)	396,846
	Massachusetts Development Finance Agency, Boston Medical Center Issue , Series D (RB)
285,000	4.00%, 07/01/25 (c)	303,459
2,105,000	5.00%, 07/01/25 (c)	2,390,080
550,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 5.00%, 07/01/26 (c)	646,663
	Massachusetts Development Finance Agency, Emerson College (RB)
705,000	5.00%, 01/01/25 (c)	802,234
680,000	5.00%, 01/01/25 (c)	769,740
500,000	5.00%, 01/01/25 (c)	574,085
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
1,660,000	4.00%, 10/01/26 (c)	1,770,573
445,000	5.00%, 07/01/22 (c)	488,032
1,035,000	5.00%, 10/01/26 (c)	1,194,069
100,000	Massachusetts Development Finance Agency, Lasell College Issue (RB) 6.00%, 07/01/21 (c)	104,301
	Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
2,000,000	5.00%, 07/01/27 (c)	2,240,960
1,000,000	5.00%, 07/01/27 (c)	1,128,800
	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
350,000	5.25%, 07/01/24 (c)	391,741
550,000	5.50%, 07/01/24 (c)	612,843
	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
500,000	5.00%, 11/15/25 (c)	573,120
500,000	5.13%, 11/15/25 (c)	570,340
750,000	Massachusetts Development Finance Agency, Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	815,947
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
1,000,000	4.00%, 10/01/22 (c)	1,076,940
750,000	4.00%, 10/01/22 (c)	816,727
7,250,000	5.00%, 10/01/22 (c)	7,972,317
1,000,000	5.00%, 10/01/22 (c)	1,102,380
	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources II Issue, UMass Dartmouth Student Housing Project (RB)
955,000	5.00%, 10/01/28 (c)	1,138,895
825,000	5.00%, 10/01/28 (c)	997,186
1,000,000	Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/26 (c)	1,087,940
	Massachusetts Development Finance Agency, Suffolk University (RB)
740,000	4.00%, 07/01/27 (c)	815,140
1,000,000	5.00%, 07/01/27 (c)	1,212,610
3,000,000	5.00%, 07/01/27 (c)	3,604,050
1,500,000	5.00%, 07/01/27 (c)	1,805,160
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
510,000	5.00%, 07/01/26 (c)	597,990
190,000	5.00%, 07/01/26 (c)	232,934
1,020,000	5.00%, 07/01/26 (c)	1,260,149
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series L (RB)
290,000	3.63%, 07/01/27 (c)	314,392
550,000	4.00%, 07/01/27 (c)	608,581
1,510,000	Massachusetts Educational Financing Authority, Series C (RB) 4.13%, 07/01/28 (c)	1,652,151
		43,145,375
Michigan: 1.2%
290,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	323,643
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,011,503
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	443,611
120,000	Detroit Local Development Finance Authority, Series A (TA)
	5.50%, 03/02/20 (c)	119,430
	Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
500,000	5.00%, 11/01/24 (c)	536,740
500,000	5.00%, 11/01/24 (c)	537,875
	Michigan Finance Authority, Lawrence Technological University Project (RB)
2,000,000	5.00%, 02/01/27 (c)	2,213,320
900,000	5.25%, 02/01/27 (c)	1,005,183
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
785,000	4.75%, 11/15/25	860,015
250,000	5.25%, 11/15/25 (c)	272,393
300,000	5.50%, 11/15/25 (c)	325,683
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
110,000	5.00%, 07/01/23	122,415
3,020,000	5.00%, 07/01/24 (c)	3,343,804
215,000	5.00%, 07/01/24 (c)	239,673
150,000	5.00%, 07/01/24 (c)	171,425
	Michigan Finance Authority, Thomas M. Cooley Law School Project (RB)
795,000	5.00%, 07/01/24 (c)	893,230
1,030,000	6.75%, 07/01/24 (c)	1,090,863
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 03/02/20 (c)	1,001,260
100,000	Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	109,613
500,000	Michigan Strategic Fund, Canterbury Health Care, Inc. Project (RB) 5.00%, 07/01/24 (c)	525,115
	Michigan Strategic Fund, Evangelical Homes Project (RB)
1,735,000	5.25%, 06/01/22 (c)	1,809,241
2,000,000	5.50%, 06/01/22 (c)	2,091,200
	Michigan Strategic Fund, I-75 Improvement Project (RB)
3,000,000	5.00%, 12/31/28 (c)	3,578,310
700,000	5.00%, 12/31/28 (c)	880,341
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
285,000	5.13%, 02/18/20 (c)	285,416
9,650,000	6.00%, 02/18/20 (c)	9,743,508
3,975,000	6.00%, 02/18/20 (c)	4,013,557
6,000,000	6.88%, 02/18/20 (c)	6,065,160
1,205,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 02/18/20 (c) ^	80,313
1,400,000	Michigan Tobacco Settlement Finance Authority, Series C (RB) 0.00%, 06/01/33 (c) ^	50,806
1,000,000	Waterford Township Economic Development Corp., Canterbury Health Care, Inc. Project, Series A (RB) 5.00%, 07/01/24 (c)	1,053,110
		44,797,756
Minnesota: 0.9%
135,000	Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/26 (c)	144,369
	City of Anoka, Homestead at Anoka, Inc. Project (RB)
500,000	4.25%, 11/01/24 (c)	532,895
1,000,000	5.50%, 11/01/24 (c)	1,109,740
	City of Apple Valley, Minnesota Senior Living LLC Project, Series B (RB)
1,000,000	5.00%, 01/01/22 (c)	778,270
1,015,000	5.00%, 01/01/22 (c)	807,473
	City of Apple Valley, PHS Apple Valley Senior Housing, Inc. Orchard Path Project (RB)
2,920,000	4.38%, 09/01/23 (c)	3,052,831
940,000	4.50%, 09/01/23 (c)	986,239
	City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
500,000	5.00%, 06/01/23 (c)	527,535
750,000	5.00%, 06/01/23 (c)	793,725
350,000	5.00%, 06/01/23 (c)	372,565
500,000	5.25%, 06/01/23 (c)	531,405
	City of Blaine, Crest View Senior Communities Project, Series A (RB)
1,355,000	5.75%, 07/01/25 (c)	1,373,116
1,055,000	6.13%, 07/01/25 (c)	1,080,478
400,000	6.13%, 07/01/25 (c)	410,596
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	263,569
250,000	5.50%, 07/01/25 (c)	271,228
500,000	5.75%, 07/01/25 (c)	540,885
2,000,000	City of Crookston, Health Care Facilities, Riverview Health Project (RB) 5.00%, 05/01/29 (c)	2,294,900
	City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	547,400
1,000,000	5.50%, 07/01/25 (c)	1,100,220
500,000	City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/27 (c)	566,540
750,000	City of Ham Lake, Charter School, DaVinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	797,002
	City of Maple Grove, Minnesota Health Care Facilities (RB)
115,000	3.38%, 05/01/27 (c)	123,999
1,000,000	4.00%, 05/01/27 (c)	1,112,740
625,000	5.00%, 05/01/27 (c)	757,769
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	537,465
1,245,000	City of Rochester, Health Care and Housing Facilities, Series A (RB) 5.00%, 12/01/25 (c)	1,293,318
	City of St. Paul Park, Minnesota Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB)
730,000	4.38%, 05/01/23 (c)	767,500
1,000,000	5.00%, 05/01/23 (c)	1,067,870
	City of St. Paul, Housing and Redevelopment Authority, Series A (RB)
325,000	5.75%, 09/01/26 (c)	370,061
500,000	6.00%, 09/01/26 (c)	575,050
1,120,000	City of Victoria, Minnesota Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	1,142,714
	City of Wayzata, Folkestone Senior Living Community (RB)
350,000	4.00%, 08/01/24 (c)	371,340
500,000	5.00%, 08/01/24 (c)	555,400
500,000	5.00%, 08/01/24 (c)	556,525
500,000	City of West St. Paul, Minnesota Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB)
	5.00%, 11/01/25 (c)	532,255
665,000	Duluth Independent School District No. 709, Series A (CP) 4.20%, 03/01/27 (c)	717,715
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	788,377
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,617,750
	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB)
250,000	4.00%, 08/01/26 (c)	261,640
865,000	4.25%, 08/01/26 (c)	904,427
		33,936,896
Mississippi: 0.0%
1,000,000	Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	1,196,320
Missouri: 1.5%
500,000	Boone County, Boone Hospital Center (RB) 4.00%, 08/01/26 (c)	486,050
1,000,000	Citizens Memorial Hospital District of Polk County (RB) 5.00%, 03/02/20 (c)	1,000,870
450,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	463,500
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	516,125
500,000	6.00%, 06/01/25 (c)	518,825
	City of St. Ann, Northwest Plaza Development Project, Series A (TA)
1,500,000	4.63%, 11/01/27 (c)	1,546,680
1,625,000	5.38%, 11/01/27 (c)	1,678,332
	City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	274,640
500,000	4.75%, 11/15/26 (c)	551,365
	City of St. Louis, Industrial Development Authority, Confluence Academy Project, Series A (RB)
1,150,000	5.25%, 03/02/20 (c)	1,150,575
570,000	5.35%, 03/02/20 (c)	570,125
1,500,000	City of St. Louis, Industrial Development Authority, Ranken-Jordan Project (RB) 5.00%, 11/15/25 (c)	1,660,575
	Grandview Industrial Development Authority, Truman’s Marketplace Project, Series A (TA)
1,095,000	4.25%, 05/01/25 (c)	1,105,819
885,000	5.00%, 05/01/25 (c)	912,143
	Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB)
1,000,000	4.00%, 02/01/29 (c)	1,067,950
1,000,000	4.00%, 02/01/29 (c)	1,074,820
	I-470 Western Gateway Transportation Development District, Series A (RB)
500,000	4.50%, 12/01/26 (c)	525,770
1,000,000	5.25%, 12/01/26 (c)	1,060,470
730,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	800,576
	Kansas City Industrial Development Authority, Kingswood Project (RB)
2,400,000	5.75%, 11/15/25 (c)	1,939,200
4,910,000	6.00%, 11/15/25 (c)	3,972,681
2,810,000	6.00%, 11/15/25 (c)	2,272,728
	Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (AGM) (TA)
2,800,000	5.00%, 02/01/28 (c)	3,086,412
500,000	5.00%, 02/01/28 (c)	559,655
	Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
1,000,000	5.25%, 05/15/27 (c)	1,124,550
500,000	5.25%, 05/15/27 (c)	573,770
	Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
2,250,000	5.00%, 08/15/24 (c)	2,423,767
1,000,000	5.00%, 08/15/24 (c)	1,075,050
770,000	5.00%, 08/15/25 (c)	863,732
200,000	5.00%, 08/15/25 (c)	220,236
1,250,000	5.25%, 08/15/24 (c)	1,353,425
	Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Series A (RB)
2,000,000	5.00%, 03/15/28 (c)	2,183,600
860,000	5.00%, 03/15/28 (c)	949,122
40,000	Nevada City, Regional Medical Center (RB) (ACA) 4.30%, 03/02/20 (c)	40,004
860,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	899,629
	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB)
500,000	5.00%, 09/01/25 (c)	566,735
5,500,000	5.13%, 09/01/25 (c)	6,241,675
3,000,000	5.25%, 09/01/25 (c)	3,415,320
	St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB)
150,000	5.00%, 12/01/25 (c)	166,172
4,000,000	5.13%, 12/01/25 (c)	4,394,920
		55,287,593
Montana: 0.0%
500,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	537,825
Nebraska: 0.5%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
500,000	5.00%, 09/01/29	631,375
125,000	5.00%, 09/01/30	159,660
830,000	5.00%, 09/01/34	1,109,967
1,185,000	5.00%, 09/01/35	1,600,947
10,050,000	5.00%, 09/01/42	14,236,428
		17,738,377
Nevada: 0.5%
500,000	City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	586,750
	City of Las Vegas, Special Improvement District No. 814 (SA)
560,000	4.00%, 06/01/29 (c)	584,360
250,000	4.00%, 06/01/29 (c)	263,315
4,000,000	City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.00%, 07/01/38 (c) ^	624,280
915,000	City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 03/02/20 (c)	909,492
1,000,000	City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB) 2.75%, 06/15/28	1,036,980
180,000	Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	198,581
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	647,944
	North Las Vegas, Special Improvement District No. 64 (SA)
250,000	4.63%, 12/01/28 (c)	269,195
500,000	4.63%, 12/01/28 (c)	541,185
	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB)
500,000	5.88%, 12/15/27	560,065
4,485,000	6.25%, 12/15/27 (c)	5,282,388
4,000,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Holdings, LLC Project (RB) 6.95%, 08/15/28 (c)	4,650,880
	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
1,250,000	5.00%, 12/15/25 (c)	1,317,375
500,000	5.00%, 12/15/25 (c)	520,575
1,000,000	5.00%, 12/15/25 (c)	1,060,340
1,000,000	5.13%, 12/15/25 (c)	1,049,180
		20,102,885
New Hampshire: 0.6%
4,000,000	New Hampshire Business Finance Authority, Covanta Project, Series B (RB) 4.63%, 07/01/23 (c)	4,226,280
870,000	New Hampshire Business Finance Authority, Covanta Project, Series C (RB) 4.88%, 07/01/23 (c)	926,228
	New Hampshire Business Finance Authority, The Vista Project, Series A (RB)
810,000	5.25%, 07/01/25 (c)	888,829
1,600,000	5.63%, 07/01/25 (c)	1,772,304
5,000,000	5.75%, 07/01/25 (c)	5,547,850
3,750,000	New Hampshire Health and Education Facilities Authority, Elliot Hospital (RB) 5.00%, 10/01/26 (c)	4,403,400
	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
3,950,000	6.13%, 07/01/24 (c)	4,365,105
500,000	6.13%, 07/01/24 (c)	559,680
500,000	6.25%, 07/01/24 (c)	558,280
		23,247,956
New Jersey: 6.1%
	Atlantic City (GO)
25,000	5.00%, 11/01/21	25,744
50,000	5.00%, 12/01/21	51,557
115,000	5.00%, 11/01/22	120,287
65,000	5.00%, 12/01/23 (c)	69,070
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,125,210
1,000,000	5.00%, 02/15/24 (c)	1,121,200
150,000	5.00%, 02/15/24 (c)	169,685
1,000,000	5.00%, 02/15/24 (c)	1,140,730
1,055,000	5.00%, 02/15/24 (c)	1,195,895
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,678,462
1,410,000	5.25%, 11/01/24 (c)	1,545,134
1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 07/01/20 (c)	1,015,270
2,195,000	Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,396,940
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	516,944
500,000	New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project, Series A (RB) (SAW)
	5.00%, 10/01/27 (c)	509,175
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,665,000	4.25%, 06/15/22 (c)	1,756,125
1,250,000	5.00%, 06/15/21	1,311,450
535,000	5.00%, 06/15/22 (c)	571,883
520,000	5.00%, 06/15/22 (c)	556,884
1,150,000	5.00%, 06/15/22 (c)	1,238,849
110,000	5.00%, 06/15/22	119,121
1,020,000	5.00%, 06/15/22 (c)	1,102,477
160,000	5.00%, 06/15/22 (c)	172,656
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
2,075,000	5.25%, 08/20/22 (c)	2,270,008
2,215,000	5.50%, 03/02/20 (c)	2,221,313
60,000	5.50%, 06/20/23 (c)	67,213
285,000	5.63%, 03/05/24 (c)	328,916
350,000	5.63%, 03/05/24 (c)	403,932
2,795,000	5.75%, 09/15/22 (c)	3,079,894
	New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
500,000	5.00%, 12/15/27 (c)	581,270
1,130,000	5.00%, 12/15/27 (c)	1,324,066
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA)
	5.75%, 04/01/31	63,436
	New Jersey Economic Development Authority, Lions Gate Project (RB)
655,000	4.88%, 01/01/24 (c)	689,571
500,000	5.00%, 01/01/24 (c)	523,250
1,800,000	5.25%, 01/01/24 (c)	1,883,916
	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
980,000	3.38%, 07/01/27 (c)	1,024,864
3,055,000	4.00%, 07/01/27 (c)	3,373,209
1,640,000	4.00%, 07/01/27 (c)	1,818,448
1,275,000	5.00%, 07/01/27 (c)	1,513,540
515,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	457,711
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB)
985,000	4.00%, 11/01/27	1,121,541
780,000	5.00%, 11/01/27	954,307
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
120,000	4.00%, 11/01/25	135,043
4,000,000	5.00%, 11/01/22	4,399,320
500,000	5.00%, 11/01/24	581,865
	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB)
1,000,000	5.00%, 10/01/27 (c)	1,158,530
1,000,000	5.00%, 10/01/27 (c)	1,180,610
745,000	New Jersey Economic Development Authority, Saint Barnabas Project, Series A (RB) 0.00%, 07/01/21 ^	732,655
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
1,740,000	5.00%, 12/15/26 (c)	2,009,230
205,000	5.00%, 12/15/26 (c)	239,469
650,000	5.00%, 12/15/26 (c)	760,974
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
1,730,000	4.75%, 12/15/26 (c)	2,001,333
165,000	5.50%, 12/15/26 (c)	201,523
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,834,390
780,000	5.00%, 06/15/27 (c)	932,818
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
745,000	5.00%, 03/01/21 (c)	775,061
845,000	5.25%, 03/01/21 (c)	881,715
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
165,000	5.00%, 03/01/21 (c)	171,658
360,000	5.25%, 03/01/21 (c)	375,365
210,000	5.25%, 03/01/21 (c)	219,078
105,000	5.25%, 03/01/21 (c)	109,562
	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
470,000	5.00%, 03/01/22 (c)	505,701
515,000	5.00%, 03/01/22 (c)	558,528
290,000	5.00%, 03/01/22 (c)	311,892
435,000	5.00%, 03/01/22 (c)	467,990
	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
1,645,000	4.00%, 12/15/27 (c)	1,774,708
685,000	5.00%, 09/01/22 (c)	756,692
125,000	5.00%, 09/01/22 (c)	135,001
	New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
1,000,000	5.00%, 12/15/29 (c)	1,194,780
1,485,000	5.00%, 12/15/29 (c)	1,810,779
600,000	5.00%, 12/15/29 (c)	733,650
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	565,345
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
470,000	5.00%, 03/01/21	489,482
3,050,000	5.00%, 03/01/22	3,281,708
155,000	5.00%, 03/01/23 (c)	170,946
300,000	5.00%, 03/01/23 (c)	331,665
265,000	5.00%, 03/01/23 (c)	291,792
1,725,000	5.00%, 03/01/23 (c)	1,912,990
865,000	5.00%, 03/01/23 (c)	959,588
1,175,000	5.00%, 03/01/23 (c)	1,290,209
650,000	5.00%, 03/01/23 (c)	720,382
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
140,000	5.00%, 06/15/24 (c)	158,663
580,000	5.00%, 06/15/24 (c)	653,927
920,000	5.00%, 06/15/24 (c)	1,056,638
100,000	5.00%, 06/15/24 (c)	114,569
120,000	New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	135,094
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
875,000	5.00%, 06/15/24 (c)	981,732
3,935,000	5.00%, 06/15/24 (c)	4,371,234
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
405,000	5.00%, 06/15/25 (c)	459,562
630,000	5.00%, 06/15/25 (c)	713,406
1,235,000	5.00%, 06/15/25 (c)	1,406,196
680,000	5.00%, 06/15/25 (c)	772,990
435,000	5.25%, 06/15/25 (c)	509,072
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
220,000	4.00%, 06/15/24	242,295
595,000	4.25%, 06/15/25 (c)	666,454
125,000	4.38%, 06/15/25 (c)	139,679
1,085,000	5.00%, 06/15/21	1,140,443
1,000,000	5.00%, 06/15/23	1,120,160
1,080,000	5.00%, 06/15/24	1,243,177
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	393,470
900,000	5.38%, 01/01/24 (c)	1,020,528
500,000	5.50%, 01/01/24 (c)	575,965
	New Jersey Economic Development Authority, West Campus Housing, LLC - New Jersey City University Student Housing Project, Series A (RB)
100,000	4.13%, 07/01/25 (c)	103,053
2,065,000	5.00%, 07/01/25 (c)	2,220,577
550,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/22	597,487
265,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	305,185
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,184,370
1,050,000	5.00%, 07/01/26 (c)	1,230,894
1,000,000	5.00%, 07/01/26 (c)	1,183,910
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
630,000	5.00%, 04/01/28 (c)	745,334
940,000	5.00%, 04/01/28 (c)	1,115,225
1,000,000	5.00%, 04/01/28 (c)	1,190,360
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
850,000	3.00%, 07/01/26 (c)	869,006
835,000	3.13%, 07/01/26 (c)	856,518
845,000	4.00%, 07/01/26 (c)	913,090
1,750,000	5.00%, 07/01/26 (c)	2,016,350
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	103,862
170,000	6.00%, 07/01/21 (c)	179,469
1,050,000	6.25%, 07/01/21 (c)	1,109,104
	New Jersey Transportation Trust Fund Authority, Series A (RB)
230,000	0.00%, 12/15/25 ^	206,448
270,000	0.00%, 12/15/25 ^	242,352
575,000	0.00%, 12/15/26 ^	500,630
4,440,000	0.00%, 12/15/28 ^	3,637,159
870,000	0.00%, 12/15/28 ^	712,687
325,000	0.00%, 12/15/29 ^	257,429
2,210,000	0.00%, 12/15/30 ^	1,691,313
1,780,000	0.00%, 12/15/31 ^	1,316,844
1,480,000	0.00%, 12/15/32 ^	1,055,136
705,000	0.00%, 12/15/33 ^	484,970
1,190,000	0.00%, 12/15/33 ^	818,601
915,000	0.00%, 12/15/34 ^	608,960
765,000	0.00%, 12/15/34 ^	509,130
440,000	0.00%, 12/15/35 ^	280,601
1,780,000	0.00%, 12/15/37 ^	1,050,342
1,115,000	0.00%, 12/15/37 ^	657,939
605,000	0.00%, 12/15/38 ^	343,610
705,000	0.00%, 12/15/38 ^	400,405
1,500,000	0.00%, 12/15/39 ^	819,570
930,000	0.00%, 12/15/40 ^	488,343
695,000	4.00%, 12/15/28 (c)	784,690
2,295,000	4.00%, 12/15/29 (c)	2,556,814
1,000,000	4.25%, 12/15/28 (c)	1,126,340
360,000	5.00%, 06/15/21 (c)	378,320
5,875,000	5.00%, 06/15/22 (c)	6,273,736
665,000	5.00%, 06/15/24	765,475
1,000,000	5.00%, 12/15/28 (c)	1,216,420
5,900,000	5.00%, 12/15/28 (c)	7,137,879
100,000	5.25%, 06/15/21 (c)	105,925
370,000	5.25%, 06/15/21 (c)	389,381
430,000	5.25%, 12/15/21	461,915
100,000	5.25%, 12/15/23	114,892
310,000	5.50%, 12/15/21	334,431
205,000	5.50%, 12/15/23	237,456
250,000	6.00%, 06/15/21 (c)	267,313
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
250,000	3.75%, 12/15/28 (c)	273,385
220,000	4.00%, 06/15/22 (c)	230,061
695,000	4.25%, 06/15/24 (c)	739,056
150,000	4.75%, 06/15/25 (c)	167,585
1,375,000	4.75%, 06/15/25 (c)	1,526,841
345,000	5.00%, 06/15/22	374,787
4,710,000	5.00%, 06/15/22 (c)	5,045,352
265,000	5.00%, 06/15/22 (c)	286,550
425,000	5.00%, 06/15/22 (c)	457,593
1,940,000	5.00%, 06/15/22 (c)	2,087,052
200,000	5.00%, 06/15/23 (c)	223,328
135,000	5.00%, 06/15/23 (c)	150,340
640,000	5.00%, 06/15/23 (c)	701,837
1,115,000	5.00%, 06/15/23 (c)	1,210,009
1,195,000	5.00%, 06/15/24 (c)	1,322,984
1,620,000	5.00%, 06/15/24 (c)	1,810,982
665,000	5.00%, 06/15/25 (c)	743,590
340,000	5.00%, 06/15/25 (c)	379,760
925,000	5.25%, 06/15/23 (c)	1,034,067
130,000	5.25%, 06/15/23 (c)	144,738
505,000	5.25%, 06/15/25 (c)	575,387
	New Jersey Transportation Trust Fund Authority, Series B
3,750,000	5.00%, 06/15/21 (c)	3,959,475
835,000	5.25%, 06/15/21 (c)	876,700
	New Jersey Transportation Trust Fund Authority, Series BB (RB)
945,000	3.25%, 12/15/28 (c)	973,737
8,500,000	3.50%, 12/15/28 (c)	8,783,900
1,140,000	4.00%, 12/15/28 (c)	1,271,887
1,000,000	5.00%, 12/15/28 (c)	1,232,250
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
430,000	0.00%, 12/15/24 ^	397,217
250,000	0.00%, 12/15/25 ^	225,708
985,000	0.00%, 12/15/26 ^	863,451
185,000	0.00%, 12/15/28 ^	152,882
265,000	0.00%, 12/15/30 ^	206,096
365,000	0.00%, 12/15/31 ^	274,812
5,475,000	0.00%, 12/15/35 ^	3,546,595
2,245,000	5.25%, 12/15/24 (c)	2,606,737
	New Jersey Transportation Trust Fund Authority, Series D (RB)
325,000	5.00%, 12/15/24	379,538
960,000	5.00%, 12/15/24 (c)	1,098,730
295,000	5.25%, 12/15/23	338,931
	Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB)
120,000	5.00%, 01/01/32	153,097
100,000	5.25%, 01/01/27	122,740
1,540,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	1,661,444
	South Jersey Port Corp., Marine Terminal, Series B (RB)
500,000	5.00%, 01/01/28 (c)	586,845
2,000,000	5.00%, 01/01/28 (c)	2,329,180
1,260,000	5.00%, 01/01/28 (c)	1,498,291
360,000	5.00%, 01/01/28 (c)	431,122
750,000	5.00%, 01/01/28 (c)	894,000
	Tobacco Settlement Financing Corp., Series A (RB)
4,800,000	5.00%, 06/01/28 (c)	5,594,640
4,000,000	5.25%, 06/01/28 (c)	4,749,240
	Tobacco Settlement Financing Corp., Series B (RB)
2,315,000	3.20%, 06/01/27	2,375,630
7,760,000	5.00%, 06/01/28 (c)	8,895,521
		231,173,364
New Mexico: 0.1%
500,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	504,465
695,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	706,329
1,000,000	New Mexico Hospital Equipment Loan Council, La Vida Expansion Project, Series A (RB) 5.00%, 07/01/26 (c)	1,140,240
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,032,230
		3,383,264
New York: 7.4%
	Brooklyn Arena Local Development Corp., Barclays Center (RB)
395,000	0.00%, 07/15/32 ^	271,085
370,000	0.00%, 07/15/33 ^	244,592
4,350,000	0.00%, 07/15/45 ^	1,745,002
180,000	0.00%, 07/15/47 ^	66,434
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
125,000	5.00%, 07/15/26	148,813
10,120,000	5.00%, 01/15/27 (c)	11,619,885
1,000,000	5.00%, 01/15/27 (c)	1,183,000
2,350,000	5.00%, 01/15/27 (c)	2,800,095
760,000	Buffalo and Erie County Industrial Land Development Corp., Series A (RB) 5.00%, 08/01/27 (c)	841,943
	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5,700,000	5.00%, 12/31/28	6,230,670
9,700,000	5.25%, 12/31/28 (c)	10,700,167
4,700,000	5.50%, 12/31/28 (c)	5,168,308
250,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	274,445
	Build NYC Resource Corp., New York Law School Project (RB)
695,000	4.00%, 01/01/26 (c)	731,814
1,225,000	5.00%, 01/01/26 (c)	1,383,515
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
1,050,000	4.50%, 01/01/25	1,140,457
560,000	5.00%, 11/01/24 (c)	597,386
600,000	5.00%, 01/01/25 (c)	671,226
750,000	5.25%, 11/01/24 (c)	814,695
1,145,000	5.50%, 11/01/24 (c)	1,240,024
1,100,000	Build NYC Resource Corp., South Bronx Charter School for International Cultures (RB) 5.00%, 04/15/23 (c)	1,155,913
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,029,360
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Series A (RB)
1,040,000	4.50%, 03/02/20 (c)	1,040,166
65,000	4.50%, 03/02/20 (c)	65,038
6,400,000	5.00%, 03/02/20 (c)	6,401,088
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,295,000	5.00%, 03/02/20 (c)	1,295,466
335,000	5.00%, 03/02/20 (c)	335,117
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 03/02/20 (c) ^	681,500
	Monroe County Industrial Development Corp., St. Ann’s Community Project (RB)
500,000	4.00%, 01/01/26 (c)	548,650
1,000,000	5.00%, 01/01/26 (c)	1,109,540
1,250,000	5.00%, 01/01/26 (c)	1,400,587
3,285,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 02/18/20 (c)	3,285,066
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
3,655,000	5.00%, 03/02/20 (c)	3,655,000
3,905,000	5.13%, 02/18/20 (c)	3,927,688
	New Rochelle Industrial Development Agency (RB)
2,075,000	5.25%, 07/01/20 (c) (d) *	1,037,500
95,000	5.50%, 07/01/19 (c) (d) (e) *	41,088
2,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	2,104,080
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,520,000	4.75%, 03/02/20 (c)	1,538,118
110,000	5.00%, 03/02/20 (c)	111,312
650,000	5.00%, 03/02/20 (c)	657,742
100,000	5.00%, 03/02/20 (c)	100,298
825,000	5.00%, 03/02/20 (c)	834,834
120,000	5.00%, 03/02/20 (c)	121,432
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,155,660
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 03/02/20 (c)	1,515,945
600,000	5.00%, 03/02/20 (c)	614,052
	New York Counties Tobacco Trust IV (RB)
10,525,000	0.00%, 02/18/20 (c) ^	630,448
408,700,000	0.00%, 02/18/20 (c) ^	12,179,260
605,000	5.00%, 02/18/20 (c)	605,073
745,000	5.00%, 02/18/20 (c)	745,082
	New York Counties Tobacco Trust V (RB)
139,000,000	0.00%, 02/18/20 (c) ^	9,035,000
1,640,000	0.00%, 02/18/20 (c) ^	555,189
	New York Counties Tobacco Trust VI (RB)
1,160,000	3.75%, 06/01/26 (c)	1,139,445
5,500,000	5.00%, 06/01/26 (c)	5,794,965
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
24,350,000	5.00%, 11/15/24 (c)	27,099,358
3,500,000	5.15%, 11/15/24 (c)	3,949,015
3,700,000	5.38%, 11/15/24 (c)	4,192,433
1,100,000	7.25%, 11/15/24 (c)	1,311,013
255,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	273,753
4,500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 1 (RB) 2.45%, 03/15/29 (c)	4,666,365
7,500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 03/15/29 (c)	7,798,800
480,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	678,269
150,000	New York State Dormitory Authority, Fit Student Housing Corp. (RB) 5.25%, 07/01/31	194,022
450,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 4.00%, 08/01/28 (c)	506,165
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
300,000	5.00%, 06/01/27 (c)	357,555
300,000	5.00%, 06/01/27 (c)	365,352
200,000	New York State Dormitory Authority, Pace University, Series A (RB) 4.25%, 05/01/23 (c)	211,918
25,000	New York State Dormitory Authority, St. Joseph’s College (RB) 5.25%, 07/01/20 (c)	25,204
50,000	New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 11/01/21 (c)	52,020
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
7,400,000	5.00%, 08/01/21 (c)	7,745,432
5,435,000	5.00%, 08/01/21 (c)	5,706,641
6,190,000	5.00%, 08/01/21	6,505,690
160,000	New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
	5.00%, 01/01/28 (c)	196,912
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
1,340,000	4.00%, 07/01/24 (c)	1,439,776
2,410,000	4.00%, 07/01/24 (c)	2,603,788
835,000	4.00%, 07/01/24 (c)	913,832
730,000	4.00%, 07/01/24 (c)	800,080
500,000	4.00%, 07/01/24 (c)	549,070
420,000	5.00%, 07/01/24 (c)	486,646
3,255,000	5.00%, 07/01/24 (c)	3,716,559
5,720,000	5.00%, 07/01/24 (c)	6,495,575
230,000	5.00%, 07/01/24 (c)	265,450
6,955,000	5.25%, 07/01/24 (c)	7,947,270
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
1,000,000	5.00%, 01/01/22	1,067,150
250,000	5.00%, 01/01/23	275,085
4,000,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	4,242,400
455,000	Orange County Industrial Development Agency, The Glen Arden, Inc. Project (RB) 5.70%, 03/02/20 (c)	448,175
355,000	Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/25 (c)	362,515
110,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 6.00%, 12/01/20 (c)	114,538
	Suffolk Tobacco Asset Securitization Corp., Series B (RB)
60,000	5.38%, 03/02/20 (c)	60,133
4,150,000	6.00%, 03/02/20 (c)	4,155,810
6,150,000	Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.63%, 06/01/22 (c)	6,477,979
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
200,000	5.00%, 01/01/26 (c)	220,252
1,950,000	5.00%, 01/01/26 (c)	2,136,439
550,000	5.00%, 01/01/26 (c)	608,823
1,465,000	5.00%, 01/01/26 (c)	1,645,268
3,050,000	5.00%, 01/01/26 (c)	3,411,211
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
1,500,000	5.00%, 06/01/23	1,646,055
1,710,000	5.00%, 06/01/27 (c)	1,950,221
	TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
9,900,000	5.00%, 06/01/27 (c)	10,168,092
5,000,000	5.00%, 06/01/27 (c)	5,141,650
5,000,000	Tuxedo Farms Local Development Corp. (RB) 6.55%, 05/01/27 (c)	6,027,650
	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
1,050,000	4.00%, 09/15/24 (c)	1,055,638
400,000	5.00%, 09/15/24 (c)	414,056
1,200,000	5.25%, 09/15/24 (c)	1,240,992
1,000,000	5.25%, 09/15/24 (c)	1,038,050
1,000,000	5.25%, 09/15/24 (c)	1,042,610
4,000,000	Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB)
	7.00%, 06/01/24 (c)	4,544,160
	Westchester County Local Development Corp., Medical Center (RB)
320,000	3.75%, 11/01/25 (c)	337,437
1,445,000	5.00%, 11/01/25 (c)	1,642,488
	Westchester County Local Development Corp., Series A (RB)
565,000	5.00%, 05/01/24 (c)	640,032
1,390,000	5.50%, 05/01/24 (c)	1,590,535
4,575,000	Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,701,499
	Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB)
275,000	5.00%, 10/15/29 (c)	308,418
515,000	5.00%, 10/15/29 (c)	582,105
315,000	5.00%, 10/15/29 (c)	361,088
		282,032,775
North Carolina: 0.4%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	286,488
1,000,000	5.00%, 06/30/25 (c)	1,125,700
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	256,532
1,330,000	5.00%, 03/01/22 (c)	1,386,099
820,000	5.00%, 03/01/22 (c)	857,966
150,000	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	168,828
	North Carolina Medical Care Commission, Retirement Facilities (RB)
550,000	4.70%, 07/01/25 (c)	589,809
250,000	5.00%, 10/01/24 (c)	275,468
250,000	5.00%, 10/01/24 (c)	279,065
	North Carolina Medical Care Commission, Retirement Facilities, Series A (RB)
165,000	5.00%, 10/01/24 (c)	181,884
385,000	5.00%, 07/01/26 (c)	443,535
250,000	5.00%, 07/01/26 (c)	289,133
465,000	North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/25 (c)	513,704
1,225,000	North Carolina Medical Care Commission, Wake Forest University (RB) 5.00%, 01/01/27 (c)	1,424,356
	North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM)
2,200,000	3.00%, 01/01/30 (c)	2,253,240
1,250,000	4.00%, 01/01/30 (c)	1,395,725
1,000,000	5.00%, 01/01/27 (c)	1,220,030
100,000	5.00%, 01/01/29 (c)	126,717
1,705,000	5.00%, 01/01/30 (c)	2,098,054
		15,172,333
North Dakota: 0.2%
	City of Grand Forks, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,804
640,000	5.00%, 12/01/21 (c)	674,406
	City of Williston, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23 (d) *	270,600
1,285,000	7.75%, 09/01/23 (c) (d) *	565,400
	County of Grand Forks, Red River BioRefinery, LLC Project (RB)
1,000,000	5.00%, 09/15/28	1,003,100
2,500,000	5.38%, 09/15/28 (c)	2,486,800
	County of Ward, Health Care Facilities, Trinity Obligated Group, Series C (RB)
2,050,000	5.00%, 06/01/28 (c)	2,334,089
750,000	5.00%, 06/01/28 (c)	858,937
		8,219,136
Northern Mariana Islands: 0.2%
6,000,000	Commonwealth of the Northern Mariana Islands, Series A (GO) (AGM) 5.00%, 03/02/20 (c)	6,000,240
Ohio: 6.6%
	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB)
500,000	5.25%, 11/15/26 (c)	596,775
1,150,000	5.25%, 11/15/26 (c)	1,362,209
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
39,955,000	5.13%, 02/18/20 (c)	40,151,978
10,295,000	5.38%, 02/18/20 (c)	10,334,327
12,895,000	5.75%, 02/18/20 (c)	12,954,188
24,755,000	5.88%, 02/18/20 (c)	24,861,446
31,705,000	5.88%, 02/18/20 (c)	31,862,891
7,385,000	6.00%, 02/18/20 (c)	7,427,611
15,710,000	6.50%, 02/18/20 (c)	15,986,496
8,500,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	8,857,000
21,070,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 0.00%, 02/18/20 (c) ^	1,583,410
2,300,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series C (RB) 0.00%, 02/18/20 (c) ^	131,698
	Butler County Port Authority, Senior Series A (RB)
1,250,000	6.25%, 01/15/24 (c)	1,368,775
1,400,000	6.38%, 01/15/24 (c)	1,524,292
890,000	6.50%, 01/15/24 (c)	967,902
	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project (RB)
750,000	5.25%, 12/01/28 (c)	883,140
1,740,000	5.50%, 12/01/28 (c)	2,045,492
900,000	5.50%, 12/01/28 (c)	1,065,609
1,465,000	Columbus-Franklin County Finance Authority (RB) (SBG) 6.50%, 03/01/25 (c)	1,589,657
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
405,000	4.00%, 02/15/27 (c)	447,152
510,000	4.75%, 02/15/27 (c)	564,494
775,000	5.00%, 02/15/27 (c)	886,584
1,050,000	5.00%, 02/15/27 (c)	1,216,519
570,000	5.25%, 02/15/27 (c)	668,490
800,000	5.50%, 02/15/27 (c)	947,888
825,000	5.50%, 02/15/27 (c)	975,216
	County of Licking, Health Care Facilities, Series A (RB)
1,780,000	6.00%, 07/01/25 (c)	1,843,742
1,500,000	6.13%, 07/01/25 (c)	1,571,790
550,000	County of Montgomery, Ohio Hospital Facilities, Series A (RB) 3.00%, 11/15/29 (c)	553,773
	County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
2,500,000	4.00%, 11/15/29 (c)	2,763,250
4,440,000	4.00%, 11/15/29 (c)	4,947,226
1,000,000	4.00%, 11/15/29 (c)	1,123,560
2,350,000	County of Montgomery, Trousdale Foundation Properties, Series A (RB) 6.00%, 04/01/28 (c)	2,646,405
750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	771,982
	Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project (RB)
3,000,000	5.00%, 12/01/29 (c)	3,570,990
1,000,000	5.00%, 12/01/29 (c)	1,200,160
400,000	Franklin County, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	408,020
890,000	Gallia County, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	998,028
	Hamilton County, Life Enriching Communities Project (RB)
385,000	5.00%, 01/01/26 (c)	431,708
2,780,000	5.00%, 01/01/26 (c)	3,096,420
300,000	5.00%, 01/01/26 (c)	345,399
250,000	5.00%, 01/01/26 (c)	284,273
	Lake County, Port and Economic Development Authority, Tapestry Wickliffe, Series A (RB)
2,200,000	6.50%, 12/01/27 (c)	2,054,558
5,000,000	6.75%, 12/01/27 (c)	4,597,800
	Marion County, Health Care Facilities, United Church Homes, Inc. (RB)
1,000,000	5.00%, 12/01/26 (c)	1,017,020
1,000,000	5.13%, 12/01/26 (c)	1,016,530
3,865,000	Montgomery County, Trousdale Foundation Properties, Series A (RB) 6.25%, 04/01/28 (c)	4,373,054
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
490,000	5.00%, 02/15/23 (c)	529,225
1,530,000	5.00%, 02/15/23 (c)	1,644,750
490,000	5.00%, 02/15/23 (c)	532,797
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,339,644
1,000,000	Ohio Air Quality Development Authority, American Electric Co. Project, Series A (RB) 2.50%, 10/01/29 (p)	1,040,280
	Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB)
1,000,000	2.50%, 10/01/29 (p)	1,039,780
2,500,000	2.60%, 10/01/24 (c) (p)	2,548,675
10,000,000	Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	11,313,200
	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB)
4,000,000	2.88%, 02/01/26	4,134,160
5,500,000	3.25%, 09/01/29	5,822,960
	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
500,000	4.25%, 01/15/28 (c)	561,555
4,000,000	4.50%, 01/15/28 (c)	4,472,360
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 03/02/20 (c)	1,103,388
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	831,157
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	265,748
245,000	5.00%, 12/01/24 (c)	269,924
70,000	5.50%, 12/01/24 (c)	76,467
710,000	5.75%, 12/01/22 (c)	775,661
570,000	6.00%, 12/01/22 (c)	616,501
1,000,000	Toledo-Lucas County Port Authority, StoryPoint Waterville Project, Series A-1 (RB) 6.38%, 01/15/24 (c)	1,082,880
		251,878,039
Oklahoma: 1.1%
	Comanche County Hospital Authority, Series A (RB)
300,000	4.25%, 07/01/22 (c)	302,697
210,000	5.00%, 07/01/22 (c)	220,739
	Holdenville Public Works Authority, Series A (RB) (AGM)
740,000	4.30%, 11/01/24 (c)	744,211
515,000	4.38%, 11/01/24 (c)	517,436
	Norman Regional Hospital Authority (RB)
340,000	3.25%, 09/01/29 (c)	353,301
150,000	4.00%, 09/01/26 (c)	164,622
1,030,000	5.00%, 09/01/26 (c)	1,230,232
	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
825,000	5.00%, 04/01/22 (c)	825,610
175,000	5.00%, 04/01/23	176,418
1,225,000	5.13%, 04/01/22 (c)	1,204,996
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
116,008	5.25%, 03/02/20 (c)	2,320
814,171	5.75%, 01/01/22 (c)	16,283
421,850	6.00%, 01/01/22 (c)	8,437
	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
700,000	5.00%, 08/15/28 (c)	857,311
475,000	5.00%, 08/15/28 (c)	592,092
9,250,000	5.25%, 08/15/28 (c)	11,139,867
2,900,000	5.25%, 08/15/28 (c)	3,519,817
11,500,000	5.50%, 08/15/28 (c)	13,973,190
2,800,000	5.50%, 08/15/28 (c)	3,415,188
375,000	Rogers County Industrial Development Authority (RB) 3.63%, 04/01/25 (c)	395,543
2,125,000	Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,417,209
		42,077,519
Oregon: 0.5%
	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series A (RB)
500,000	5.00%, 05/15/25 (c)	556,240
425,000	5.00%, 05/15/25 (c)	473,692
605,000	5.00%, 05/15/25 (c)	676,844
285,000	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series B-3 (RB) 2.60%, 02/21/20 (c)	285,100
	Clackamas County Hospital Facility Authority, Willamette View Project, Series A (RB)
500,000	5.00%, 11/15/25 (c)	575,160
760,000	5.00%, 11/15/25 (c)	877,686
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
7,500,000	6.50%, 04/01/28 (c)	6,081,975
8,500,000	6.50%, 04/01/28 (c)	6,892,905
500,000	Polk County Hospital Facility Authority, Dallas Retirement Village Project (RB) 5.38%, 07/01/25 (c)	519,560
	Yamhill County Hospital Authority, Series A (RB)
1,000,000	5.00%, 11/15/24 (c)	1,111,450
500,000	5.00%, 11/15/24 (c)	554,535
300,000	5.00%, 11/15/24 (c)	336,738
		18,941,885
Pennsylvania: 2.7%
	Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB)
475,000	5.75%, 08/01/22 (c)	493,497
1,100,000	6.75%, 12/01/21 (c)	1,157,409
1,000,000	Allentown Commercial and Industrial Development Authority, Series A (RB) 6.25%, 07/01/24 (c)	1,030,520
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	2,275,280
250,000	5.00%, 05/01/27 (c)	292,420
500,000	5.00%, 05/01/28 (c)	575,275
250,000	5.00%, 05/01/28 (c)	296,280
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	2,032,370
150,000	5.00%, 05/01/22 (c)	159,536
3,980,000	5.00%, 05/01/22 (c)	4,204,392
1,000,000	Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,214,490
	Chester County Health and Education Facilities Authority, Immaculata University Project (RB)
1,590,000	4.25%, 11/01/27 (c)	1,648,321
3,505,000	5.00%, 11/01/27 (c)	3,784,594
1,000,000	5.00%, 11/01/27 (c)	1,086,030
1,000,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project (RB) 5.00%, 12/01/25 (c)	1,088,980
440,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	478,060
	Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
400,000	5.00%, 03/01/28 (c)	431,656
400,000	5.13%, 03/01/28 (c)	431,068
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
1,440,000	6.00%, 06/01/26 (c)	1,654,200
440,000	6.00%, 06/01/26 (c)	509,045
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	416,560
500,000	Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project (RB) 4.00%, 01/01/25 (c)	528,985
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
3,150,000	5.00%, 10/15/27 (c)	3,659,764
500,000	5.00%, 10/15/27	578,335
4,950,000	5.13%, 10/15/27 (c)	5,682,649
315,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	318,399
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
395,000	5.13%, 06/01/26 (c)	432,525
720,000	5.25%, 08/15/20 (c)	701,258
800,000	6.13%, 08/15/20 (c)	802,064
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/22	107,344
840,000	5.00%, 01/01/23 (c)	927,108
1,080,000	5.00%, 01/01/23 (c)	1,193,443
2,000,000	Doylestown Hospital Authority, Series A (RB) 5.00%, 07/01/29 (c)	2,342,860
	Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
215,000	5.00%, 12/01/25 (c)	234,963
500,000	5.00%, 12/01/25 (c)	547,815
700,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 5.00%, 07/01/26 (c)	751,667
1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	1,111,410
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,128,435
205,000	Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network Issue, Series A (RB)
	4.25%, 01/15/25 (c)	222,417
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	159,854
870,000	5.25%, 01/01/25 (c)	921,974
820,000	5.38%, 01/01/25 (c)	867,519
	Moon Industrial Development Authority, Baptist Homes Society (RB)
300,000	5.63%, 07/01/25 (c)	329,604
590,000	6.00%, 07/01/25 (c)	644,156
	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB)
1,000,000	5.25%, 06/01/26	1,043,710
3,000,000	5.75%, 06/01/26 (c)	3,242,460
2,950,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	3,303,646
	Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
3,040,000	6.50%, 12/01/28 (c)	3,107,154
5,470,000	6.75%, 12/01/28 (c)	5,604,343
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
1,685,000	4.13%, 06/30/26 (c)	1,813,717
45,000	5.00%, 12/31/22	49,259
125,000	5.00%, 12/31/23	140,550
550,000	5.00%, 12/31/24	634,634
1,105,000	5.00%, 12/31/25	1,306,994
3,200,000	5.00%, 06/30/26 (c)	3,717,376
575,000	5.00%, 06/30/26 (c)	683,727
500,000	5.00%, 06/30/26 (c)	592,385
935,000	5.00%, 06/30/26 (c)	1,119,504
500,000	5.00%, 06/30/26 (c)	575,650
1,965,000	5.00%, 06/30/26 (c)	2,302,312
410,000	5.00%, 06/30/26 (c)	483,587
870,000	5.00%, 06/30/26	1,038,937
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
230,000	4.00%, 11/01/22 (c)	230,582
250,000	5.00%, 11/01/22 (c)	261,175
330,000	Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project (RB) 8.20%, 01/01/23 (c)	363,482
1,000,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
	7.25%, 06/15/24 (c)	1,157,940
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	467,095
440,000	6.50%, 06/01/25 (c)	468,794
415,000	6.63%, 06/01/25 (c)	443,552
	Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB)
500,000	5.00%, 12/15/26 (c)	530,035
355,000	5.00%, 12/15/26 (c)	381,842
2,000,000	Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	2,146,600
	Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
735,000	5.00%, 07/01/27 (c)	845,140
2,500,000	5.00%, 07/01/27 (c)	2,787,675
1,000,000	5.00%, 07/01/27 (c)	1,123,470
1,000,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB)
	5.00%, 07/01/27 (c)	1,184,840
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,240,000	5.00%, 07/01/27 (c)	1,477,001
220,000	5.00%, 07/01/27 (c)	261,422
2,020,000	5.63%, 07/01/22 (c)	2,190,084
1,275,000	5.63%, 07/01/22 (c)	1,388,921
750,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 02/21/20 (c)	750,038
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	261,935
	Susquehanna Area Regional Airport Authority, Series A (RB)
650,000	5.00%, 01/01/23 (c)	710,957
1,500,000	5.00%, 01/01/23	1,643,310
1,210,000	Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,260,602
175,000	Wilson School District (GO) (SAW) 4.00%, 05/15/21 (c)	181,766
		102,732,734
Puerto Rico: 4.3%
5,920,000	Children’s Trust, Tobacco Settlement (RB) 5.63%, 03/02/20 (c)	6,029,698
23,000,000	Children’s Trust, Tobacco Settlement, Series A (RB) 0.00%, 03/02/20 (c) ^	3,318,440
	Children’s Trust, Tobacco Settlement, Series B (RB)
50,000,000	0.00%, 03/02/20 (c) ^	1,736,000
100,000,000	0.00%, 03/02/20 (c) ^	5,393,000
25,000,000	0.00%, 03/02/20 (c) ^	2,004,250
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
25,000	4.00%, 07/01/22	25,969
1,105,000	4.25%, 07/01/22 (c)	1,156,106
500,000	5.00%, 07/01/21	523,125
5,145,000	5.00%, 07/01/22 (c)	5,498,719
100,000	5.00%, 07/01/22	106,375
950,000	5.13%, 07/01/22 (c)	1,017,687
1,000,000	5.25%, 07/01/22 (c)	1,078,750
1,055,000	5.25%, 07/01/22 (c)	1,135,444
6,060,000	5.25%, 07/01/22 (c)	6,506,925
1,000,000	5.50%, 07/01/22 (c)	1,083,750
4,695,000	5.75%, 07/01/22 (c)	5,111,681
3,105,000	6.00%, 03/02/20 (c)	3,202,031
2,835,000	6.00%, 03/02/20 (c)	2,923,594
7,570,000	6.00%, 07/01/22 (c)	8,260,762
240,000	6.13%, 07/01/24	262,500
100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB)
	6.63%, 03/02/20 (c)	103,320
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB)
500,000	5.00%, 03/02/20 (c)	500,640
100,000	5.13%, 04/01/22 (c)	101,867
100,000	5.38%, 04/01/22 (c)	101,796
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University of Sacred Heart Project (RB)
500,000	4.38%, 10/01/22 (c)	503,930
500,000	5.00%, 10/01/22 (c)	505,760
20,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB)
	5.00%, 07/01/20 (c)	20,186
	Puerto Rico Sales Tax Financing Corp. (RB)
16,669,000	0.00%, 07/01/28 (c) ^	4,891,018
135,652	0.00%, 08/01/47 (b) ^	36,330
	Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
1,662,000	0.00%, 07/01/24 ^	1,511,805
3,127,000	0.00%, 07/01/27 ^	2,635,842
8,688,000	0.00%, 07/01/28 (c) ^	5,983,252
12,654,000	0.00%, 07/01/28 (c) ^	2,691,126
9,494,000	0.00%, 07/01/28 (c) ^	7,026,130
1,322,000	0.00%, 07/01/28 (c) ^	1,050,461
3,644,000	4.50%, 07/01/25 (c)	4,014,303
6,782,000	4.55%, 07/01/28 (c)	7,490,041
14,007,000	4.75%, 07/01/28 (c)	15,532,642
28,774,000	5.00%, 07/01/28 (c)	32,425,421
	Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
2,492,000	4.33%, 07/01/28 (c)	2,711,745
6,788,000	4.33%, 07/01/28 (c)	7,386,566
136,000	4.54%, 07/01/28 (c)	148,481
9,799,000	4.78%, 07/01/28 (c)	10,871,697
		164,619,165
Rhode Island: 0.3%
100,000	Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	118,442
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
700,000	4.00%, 05/15/26 (c)	755,531
250,000	5.00%, 05/15/23	279,485
690,000	5.00%, 05/15/26 (c)	801,152
	Tobacco Settlement Financing Corp., Series A (RB)
24,580,000	0.00%, 02/18/20 (c) ^	3,548,123
2,750,000	5.00%, 06/01/25 (c)	3,087,920
	Tobacco Settlement Financing Corp., Series B (RB)
2,000,000	4.50%, 06/01/25 (c)	2,099,280
2,000,000	5.00%, 06/01/25 (c)	2,157,600
		12,847,533
South Carolina: 0.3%
800,000	Berkeley County (SA) 4.38%, 11/01/29 (c)	819,096
25,000,000	Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (b) (c) ^	2,513,250
	South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
500,000	5.00%, 11/01/24 (c)	553,970
650,000	5.00%, 11/01/24 (c)	725,257
500,000	5.00%, 11/01/24 (c)	561,810
	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
500,000	5.75%, 12/15/26 (c)	564,515
500,000	5.75%, 12/15/26 (c)	570,385
	South Carolina Jobs-Economic Development Authority, Hilton Head Christian Academy (RB)
515,000	5.00%, 01/01/30 (c)	540,426
800,000	5.00%, 01/01/30 (c)	855,424
320,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	333,277
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
795,000	4.00%, 11/15/24 (c)	833,438
400,000	4.00%, 11/15/24 (c)	421,152
3,280,000	5.25%, 11/15/24 (c)	3,636,962
		12,928,962
South Dakota: 0.0%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	799,822
500,000	5.00%, 11/01/26 (c)	531,385
		1,331,207
Tennessee: 1.4%
	Blount County, Health and Educational Facilities Board, Series A (RB)
1,600,000	5.00%, 01/01/25 (c)	1,656,592
1,150,000	5.00%, 01/01/25 (c)	1,206,741
6,000,000	Board of the City of Franklin, Health and Educational Facilities, Series A (RB) 7.50%, 06/01/27 (c)	6,691,140
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	2,085,520
8,000,000	5.13%, 12/01/26 (c)	8,281,040
1,500,000	Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	1,837,485
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
750,000	5.00%, 10/01/24 (c)	839,685
615,000	5.00%, 10/01/24 (c)	684,015
775,000	5.00%, 10/01/24 (c)	874,533
120,000	Johnson City Health and Educational Facilities Board, Series A (RB) 0.00%, 07/01/27 ^	103,134
	Knox County Health Educational and Housing Facility Board (RB)
295,000	4.00%, 09/01/26 (c)	317,568
290,000	4.00%, 09/01/26 (c)	309,073
2,250,000	5.00%, 04/01/27 (c)	2,649,307
	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
500,000	5.50%, 07/01/27 (c)	569,640
1,000,000	5.63%, 07/01/27 (c)	1,131,310
1,065,000	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Lipscomb University Project, Series A (RB)
	5.25%, 10/01/29 (c)	1,302,122
	Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Trousdale Foundation Properties, Series A (RB)
1,000,000	6.00%, 04/01/28 (c)	1,126,130
2,135,000	6.25%, 04/01/28 (c)	2,415,646
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Farms at Bailey Station, Series A (RB)
1,270,000	5.50%, 10/01/25 (c)	1,292,758
4,500,000	5.75%, 10/01/25 (c)	4,522,770
7,100,000	5.75%, 10/01/25 (c)	7,225,741
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
150,000	5.00%, 09/01/26 (c)	145,557
1,225,000	5.38%, 09/01/23 (c)	1,221,068
200,000	5.50%, 09/01/23 (c)	199,146
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Village at Germantown (RB)
1,300,000	5.25%, 12/01/22 (c)	1,365,988
450,000	5.38%, 12/01/22 (c)	474,098
70,000	Tennessee Energy Acquisition Corp., Series B (RB) 5.63%, 09/01/26	86,909
160,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	177,099
	The Health, Educational and Housing Facility Board of the City of Chattanooga, CommonSpirit Health, Series A-1 (RB)
750,000	4.00%, 08/01/29 (c)	853,447
200,000	4.00%, 08/01/29 (c)	228,216
		51,873,478
Texas: 4.6%
115,000	Austin Convention Enterprises, Inc., Series A (RB) 5.00%, 01/01/27 (c)	137,195
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
215,000	5.00%, 12/01/25 (c)	233,094
610,000	5.00%, 12/01/25 (c)	664,857
700,000	5.25%, 12/01/25 (c)	783,797
1,850,000	Brazoria County Industrial Development Corp., Gladieux Metal Recycling, LLC Project, Series B (RB) (SBG) 7.00%, 03/01/26 (c)	2,056,959
	Central Texas Regional Mobility Authority, Senior Lien (RB)
1,315,000	3.38%, 01/01/26 (c)	1,378,330
250,000	5.00%, 01/01/22	268,360
400,000	5.00%, 01/01/26 (c)	470,264
200,000	5.00%, 01/01/26 (c)	233,316
850,000	5.00%, 01/01/26 (c)	1,023,451
285,000	5.00%, 01/01/26 (c)	338,363
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,305,000	5.00%, 01/01/23 (c)	1,424,016
1,270,000	5.00%, 01/01/23 (c)	1,399,464
565,000	5.00%, 07/01/25 (c)	653,920
805,000	5.00%, 07/01/25 (c)	937,278
120,000	5.00%, 07/01/25 (c)	142,836
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	393,142
400,000	5.00%, 01/01/23 (c)	440,416
25,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	29,289
650,000	City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/24 (c)	731,237
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,185,833
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
7,630,000	4.75%, 07/01/24	8,318,073
1,000,000	5.00%, 07/15/28	1,227,710
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,277,180
600,000	5.00%, 07/15/25 (c)	686,172
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	829,207
610,000	5.50%, 08/15/25 (c)	696,522
	Clifton Higher Education Finance Corp., Series D (RB)
500,000	5.75%, 08/15/25 (c)	579,805
500,000	6.00%, 08/15/25 (c)	580,335
3,010,000	6.13%, 08/15/25 (c)	3,473,991
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	909,899
360,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	405,630
2,665,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,728,534
	Harris County, Houston Sports Authority, Series A-3 (RB)
335,000	0.00%, 11/15/24 (c) ^	154,639
100,000	0.00%, 11/15/24 (c) ^	58,743
	Harris County, Houston Sports Authority, Series H (RB)
250,000	0.00%, 11/15/23 ^	232,698
675,000	0.00%, 11/15/23 ^	643,457
495,000	0.00%, 11/15/25 ^	440,971
590,000	0.00%, 11/15/27 ^	496,591
1,405,000	0.00%, 11/15/29 ^	1,100,761
115,000	0.00%, 11/15/30 ^	86,661
705,000	0.00%, 11/15/31 (c) ^	487,127
150,000	0.00%, 11/15/31 (c) ^	75,639
120,000	0.00%, 11/15/31 (c) ^	68,777
145,000	0.00%, 11/15/31 (c) ^	64,215
840,000	0.00%, 11/15/31 (c) ^	326,130
170,000	0.00%, 11/15/31 (c) ^	70,504
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	735,824
	Love Field Airport Modernization Corp., Southwest Airlines Co. (RB)
450,000	5.00%, 11/01/22 (c)	490,667
280,000	5.00%, 11/01/22	308,750
895,000	5.25%, 11/01/20 (c)	921,277
105,000	Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	127,255
175,000	Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	215,098
	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB)
770,000	5.00%, 02/15/26 (c)	785,639
700,000	5.13%, 02/15/24 (c)	713,111
2,650,000	5.13%, 02/15/24 (c)	2,651,378
235,000	New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/25 (c)	208,591
1,160,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series A (RB) 7.25%, 12/01/25 (c)	1,259,122
750,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series D (RB) 12.00%, 12/01/25 (c)	789,532
50,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB) 4.00%, 07/01/26 (c)	51,568
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	241,951
1,500,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Series A (RB)
	5.00%, 04/01/24 (c)	1,612,020
465,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Corpus Christi II, LLC (RB) 5.00%, 04/01/26 (c)	480,387
3,070,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus II, LLC, Series A (RB)
	5.00%, 04/01/26 (c)	3,125,137
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
1,375,000	4.00%, 08/15/21 (c)	1,400,575
250,000	4.25%, 08/15/21 (c)	255,505
1,000,000	5.00%, 08/15/21 (c)	1,022,000
1,000,000	5.13%, 08/15/21 (c)	1,023,700
	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB)
250,000	5.25%, 02/15/23 (c)	265,538
1,515,000	6.00%, 02/15/23 (c)	1,618,353
1,000,000	6.00%, 02/15/23 (c)	1,078,560
	New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project (RB)
2,950,000	5.00%, 01/01/24 (c)	3,214,851
1,000,000	5.00%, 01/01/24 (c)	1,093,660
100,000	New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project (RB) (SAW) 6.25%, 01/01/23 (c)	109,716
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,460,000	5.00%, 11/15/24 (c)	1,589,765
100,000	5.00%, 11/15/24 (c)	111,527
	New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB)
975,000	5.38%, 11/15/26 (c)	1,056,880
2,425,000	5.50%, 11/15/26 (c)	2,595,890
750,000	5.50%, 11/15/26 (c)	806,505
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
115,000	5.00%, 07/01/24	106,205
440,000	5.00%, 07/01/25 (c)	406,679
100,000	5.00%, 07/01/25 (c)	92,399
500,000	5.00%, 07/01/25 (c)	461,890
150,000	New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/25 (c)	167,472
	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
250,000	5.00%, 01/01/26 (c)	265,683
250,000	5.00%, 01/01/26 (c)	267,605
2,000,000	Newark Higher Education Finance Corp., Series A (RB) 5.13%, 08/15/22 (c)	2,033,860
1,050,000	North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,199,110
	North East Texas Regional Mobility Authority, Series B (RB)
600,000	5.00%, 01/01/26 (c)	681,312
400,000	5.00%, 01/01/26 (c)	457,840
500,000	Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	567,020
	Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB) (SAW)
250,000	3.63%, 01/01/22 (a) (c)	257,050
500,000	4.00%, 01/01/22 (a) (c)	514,075
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	429,440
400,000	5.00%, 08/15/26 (c)	435,972
2,150,000	Red River Health Facilities Development Corp., MRC The Crossings Project, Series A (RB) 8.00%, 11/15/24 (c)	2,569,185
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,141,338
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	2,475,000
	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
1,000,000	5.00%, 05/15/24 (c)	1,084,680
125,000	5.00%, 05/15/24 (c)	137,009
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series A (RB)
100,000	5.25%, 11/15/25 (c) (d) *	70,000
800,000	5.50%, 11/15/25 (c) (d) *	560,000
690,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB)
	4.50%, 03/02/20 (c) (d) *	483,000
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living, Ventana Project, Series A (RB)
4,850,000	6.63%, 05/15/27 (c)	5,747,832
2,150,000	6.75%, 05/15/27 (c)	2,523,068
1,000,000	6.75%, 05/15/27 (c)	1,176,970
	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB)
1,595,000	6.38%, 02/15/27 (c)	1,806,353
3,010,000	6.38%, 02/15/27 (c)	3,401,029
2,130,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project (RB)
	5.25%, 05/15/27 (c)	2,262,039
	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB)
1,100,000	5.00%, 11/15/25 (c)	1,142,966
1,000,000	5.00%, 11/15/25 (c)	1,074,040
	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series B (RB)
100,000	4.00%, 11/15/25	102,989
1,595,000	5.00%, 11/15/25 (c)	1,684,926
2,975,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	3,162,157
891,899	Tarrant County Cultural Education Facilities Finance Corp., SQLC Senior Living Center at Corpus Christo, Inc., Series A (RB)
	5.00%, 05/15/27 (c) (d) *	8,919
3,546,954	Tarrant County Cultural Education Facilities Finance Corp., The Stayton at Museum Way (RB) 5.75%, 01/04/21 (c)	3,739,163
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
1,490,000	5.00%, 12/15/21	1,594,091
1,265,000	5.00%, 12/15/22 (c)	1,390,627
1,720,000	5.00%, 12/15/22 (c)	1,894,580
1,285,000	5.00%, 12/15/22 (c)	1,410,313
175,000	5.00%, 12/15/22 (c)	191,546
790,000	5.00%, 12/15/22 (c)	865,895
750,000	5.00%, 12/15/22 (c)	827,647
1,280,000	5.00%, 12/15/22 (c)	1,418,944
1,715,000	5.00%, 12/15/22	1,897,768
1,445,000	5.00%, 12/15/22 (c)	1,601,826
1,245,000	5.00%, 12/15/22 (c)	1,376,733
1,360,000	5.00%, 12/15/22 (c)	1,507,043
	Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
250,000	5.00%, 12/31/25 (c)	284,520
460,000	5.00%, 12/31/25 (c)	525,872
230,000	5.00%, 12/31/25 (c)	264,903
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	153,507
1,785,000	7.00%, 06/30/20 (c)	1,825,412
1,095,000	7.50%, 06/30/20 (c)	1,123,437
1,070,000	7.50%, 06/30/20 (c)	1,097,980
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
10,960,000	5.00%, 06/30/29 (c)	12,991,217
515,000	7.00%, 09/01/23 (c)	604,770
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB)
500,000	4.00%, 12/31/29 (c)	583,745
1,000,000	5.00%, 12/31/29 (c)	1,275,250
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	8,152,078
1,500,000	5.00%, 08/15/24 (c)	1,714,395
600,000	5.00%, 08/15/24 (c)	693,246
850,000	5.00%, 08/15/24 (c)	980,339
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	1,046,190
1,000,000	6.25%, 09/01/25 (c)	1,047,740
1,000,000	6.38%, 09/01/25 (c)	1,053,720
4,980,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 06/01/20 (c)	4,020,254
		175,017,583
Utah: 0.2%
	Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
1,500,000	5.25%, 06/15/27 (c)	1,599,780
6,505,000	5.38%, 06/15/27 (c)	6,895,625
		8,495,405
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,157,255
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	1,003,948
		2,161,203
Virgin Islands: 0.9%
720,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) 4.25%, 03/02/20 (c)	728,503
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
550,000	4.50%, 10/01/24 (c)	523,875
1,700,000	5.00%, 10/01/24 (c)	1,704,250
4,250,000	5.00%, 10/01/24 (c)	4,244,687
185,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Cruzan Project, Series A (RB)
	6.00%, 03/02/20 (c)	185,000
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
110,000	6.63%, 03/02/20 (c)	110,279
1,840,000	6.75%, 03/02/20 (c)	1,843,533
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
4,265,000	5.00%, 10/01/20 (c)	4,283,681
3,870,000	5.00%, 10/01/20 (c)	3,894,497
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB)
155,000	4.50%, 03/02/20 (c)	154,613
1,125,000	5.00%, 03/02/20 (c)	1,126,406
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
1,295,000	5.00%, 03/02/20 (c)	1,297,435
1,120,000	5.00%, 03/02/20 (c)	1,120,706
465,000	5.00%, 10/01/20 (c)	467,530
3,180,000	5.25%, 10/01/20 (c)	3,197,299
295,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB)
	5.00%, 03/02/20 (c)	295,738
	Virgin Islands Water and Power Authority, Series A (RB)
315,000	4.00%, 07/01/21	307,783
330,000	5.00%, 03/02/20 (c)	322,898
65,000	5.00%, 03/02/20 (c)	63,118
	Virgin Islands Water and Power Authority, Series B (RB)
170,000	5.00%, 03/02/20 (c)	161,886
5,560,000	5.00%, 03/02/20 (c)	5,236,297
1,170,000	5.00%, 03/02/20 (c)	1,126,944
1,070,000	5.00%, 03/02/20 (c)	1,024,611
		33,421,569
Virginia: 1.3%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	667,290
1,000,000	5.00%, 01/01/23 (c)	1,044,200
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	520,215
1,000,000	Botetourt County, Series A (RB) 6.00%, 07/01/24 (c)	1,111,200
250,000	Bristol Industrial Development Authority, Series B (RB)
	6.35%, 11/01/24 (c)	200,453
	Cherry Hill Community Development Authority, Potomac Shores Project (SA)
200,000	5.15%, 03/01/25 (c)	212,730
500,000	5.40%, 03/01/25 (c)	532,320
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,000,000	5.00%, 11/01/23	1,142,720
1,000,000	5.00%, 07/01/26 (c)	1,171,220
1,025,000	5.00%, 07/01/26 (c)	1,196,380
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	666,003
380,000	City of Chesapeake, Virginia Chesapeake Expressway, Series A (RB) 5.00%, 07/15/22 (c)	413,151
240,000	City of Hopewell, Sewer System, Series A (RB) 5.00%, 07/15/21 (c)	252,919
	City of Newport News, Economic Development Authority, Residential Care Facilities (RB)
650,000	3.13%, 12/01/25 (c)	660,218
3,000,000	5.00%, 12/01/25 (c)	3,288,120
1,450,000	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA) 6.63%, 03/01/21 (c)	1,512,698
	Farmville Industrial Development Authority, Series A (RB) (AMBAC)
500,000	5.00%, 01/01/29 (c)	576,215
500,000	5.00%, 01/01/29 (c)	581,195
500,000	5.00%, 01/01/29 (c)	584,525
	Hanover County Economic Development Authority (RB)
500,000	5.00%, 07/01/24 (c)	544,330
500,000	5.00%, 07/01/24 (c)	544,975
	Hanover County, Economic Development Authority, Series A (RB)
260,000	4.00%, 07/01/22	266,503
1,500,000	5.00%, 07/01/22 (c)	1,554,645
1,500,000	5.00%, 07/01/22 (c)	1,557,465
2,475,000	Henrico County Economic Development Authority, Residential Care Facilities, Series C (RB) 5.00%, 12/01/27 (c)	2,779,301
1,000,000	Mosaic District Community Development Authority, Series A (SA) 6.88%, 03/01/21 (c)	1,044,570
	Peninsula Town Center Community Development Authority (RB)
2,500,000	5.00%, 09/01/27 (c)	2,811,175
500,000	5.00%, 09/01/27 (c)	570,920
1,000,000	Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	1,046,810
1,000,000	Roanoke County Economic Development Authority, Series B (RB) 4.63%, 09/01/24 (c) (p)	1,024,180
	Roanoke Economic Development Authority, Residential Care Facility (RB)
500,000	5.00%, 09/01/27 (c)	504,070
500,000	5.00%, 09/01/27 (c)	512,370
500,000	5.13%, 09/01/27 (c)	504,245
2,000,000	Tobacco Settlement Financing Corp., Series B-1 (RB) 5.00%, 02/18/20 (c)	2,018,600
17,265,000	Tobacco Settlement Financing Corp., Series C (RB) 0.00%, 02/18/20 (c) ^	2,213,718
	Virginia College Building Authority, Marymount University Project, Series A
1,000,000	5.00%, 07/01/25 (c)	1,095,480
2,000,000	5.00%, 07/01/25 (c)	2,159,900
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	336,324
1,760,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 03/02/20 (c)	1,738,211
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
760,000	5.50%, 07/01/22 (c)	825,406
1,550,000	6.00%, 07/01/22 (c)	1,710,471
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
1,000,000	5.00%, 01/01/22 (c)	1,061,290
300,000	5.00%, 01/01/22 (c)	318,798
1,450,000	5.00%, 01/01/22 (c)	1,540,857
2,000,000	Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/23 (c) (p)	2,131,960
		48,750,346
Washington: 0.9%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,031,380
	Kalispel Tribe Indians Priority, Series A (RB)
250,000	5.00%, 01/01/28 (c)	290,308
250,000	5.25%, 01/01/28 (c)	290,863
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	1,071,830
500,000	5.75%, 12/01/25 (c)	538,450
500,000	6.00%, 12/01/25 (c)	538,700
250,000	6.25%, 12/01/25 (c)	267,888
	Klickitat County Public Hospital District No. 2 (RB)
1,230,000	5.00%, 12/01/27 (c)	1,256,593
1,170,000	5.00%, 12/01/27 (c)	1,206,399
1,415,000	5.00%, 12/01/27 (c)	1,462,445
1,840,000	Washington Economic Development Finance Authority, Columbia Pulp I, LLC Project, Series A (RB) 7.50%, 01/01/28 (c)	1,978,092
300,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	311,904
1,650,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 5.00%, 07/01/25 (c)	1,876,182
100,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	112,044
2,500,000	Washington Health Care Facilities Authority, CommonSpirit Health, Series A-2 (RB) 5.00%, 08/01/29 (c)	3,062,475
	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB)
500,000	5.00%, 08/15/27 (c)	586,430
205,000	5.00%, 08/15/27 (c)	241,558
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,080,480
1,000,000	5.00%, 07/01/24 (c)	1,082,630
150,000	5.00%, 07/01/24 (c)	164,340
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series A (RB) 5.00%, 07/01/26 (c)	538,710
	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
200,000	6.00%, 07/01/25	220,704
1,640,000	6.75%, 07/01/25 (c)	1,811,167
2,000,000	7.00%, 07/01/25 (c)	2,195,320
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
150,000	5.50%, 02/21/20 (c)	150,359
1,350,000	6.50%, 07/01/25 (c)	1,494,639
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,180,377
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
150,000	3.75%, 07/01/26	155,837
825,000	5.00%, 01/01/25 (c)	928,570
2,495,000	5.00%, 01/01/25 (c)	2,767,853
1,500,000	5.00%, 01/01/25 (c)	1,667,700
1,000,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project (RB) 5.00%, 01/01/26 (c)	1,071,190
	Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB)
1,000,000	5.00%, 07/01/26 (c)	1,102,710
250,000	5.00%, 07/01/26 (c)	277,050
	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
1,250,000	5.00%, 07/01/26 (c)	1,341,175
500,000	5.00%, 07/01/26 (c)	537,950
		35,892,302
West Virginia: 0.3%
325,000	Brooke County Commission, Bethany College, Series A (RB) 6.75%, 04/01/21 (c)	326,970
560,000	County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA) 4.00%, 06/01/22 (c)	574,750
925,000	Glenville State College Board of Governors (RB) 5.25%, 06/01/27 (c)	988,048
	Ohio County Development Authority, Sports Complex Project (RB)
1,000,000	5.00%, 09/01/28 (c)	1,036,650
2,750,000	5.00%, 09/01/28 (c)	2,925,285
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
3,395,000	6.50%, 02/18/20 (c)	1,867,250
2,230,000	6.50%, 02/18/20 (c)	1,226,500
2,720,000	6.75%, 02/18/20 (c)	1,496,000
		10,441,453
Wisconsin: 3.1%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	597,130
17,500,000	7.00%, 12/01/27 (c)	21,140,175
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	122,594
1,000,000	Public Finance Authority, American Preparatory Academy (RB) 5.38%, 07/15/27 (c)	1,121,970
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	270,060
	Public Finance Authority, Cedars Obligated Group (RB)
455,000	4.25%, 05/01/27 (c)	464,946
1,000,000	5.50%, 05/01/27 (c)	1,030,590
2,500,000	5.75%, 05/01/27 (c)	2,579,300
3,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	3,302,880
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	522,487
500,000	5.13%, 02/01/26 (c)	524,275
	Public Finance Authority, Corvian Community School Project, Series A (RB)
580,000	4.25%, 06/15/24 (c)	604,841
800,000	5.00%, 06/15/24 (c)	841,848
500,000	5.00%, 06/15/26 (c)	531,290
500,000	5.00%, 06/15/26 (c)	526,100
1,000,000	5.13%, 06/15/24 (c)	1,048,250
1,000,000	Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/29 (c)	1,019,090
1,000,000	Public Finance Authority, Friends Homes (RB) 5.00%, 09/01/26 (c)	1,110,650
100,000	Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB) 5.00%, 09/01/25	110,951
4,500,000	Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	4,881,915
7,250,000	Public Finance Authority, Irving Convention Center Hotel Project, First-Tier, Series A (RB) 7.00%, 01/01/32 (c)	8,975,065
2,892,991	Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c)	2,587,375
	Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB)
500,000	6.25%, 01/01/28 (c)	530,100
2,000,000	6.38%, 01/01/28 (c)	2,117,900
1,000,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,124,070
3,275,000	Public Finance Authority, Million Air Two LLC, Series B (RB) 7.13%, 06/01/24 (c)	3,699,767
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	553,785
5,000,000	Public Finance Authority, Nevada State College (RB) 5.00%, 05/01/29 (c)	5,435,200
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
2,150,000	5.00%, 06/15/26 (c)	2,155,676
6,000,000	5.00%, 06/15/26 (c)	6,110,880
	Public Finance Authority, Penick Village (RB)
500,000	4.00%, 09/01/26 (c)	530,635
500,000	5.00%, 09/01/26 (c)	544,475
500,000	5.00%, 09/01/26 (c)	548,165
500,000	5.00%, 09/01/26 (c)	552,200
500,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	511,815
1,545,000	Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,752,602
1,000,000	Public Finance Authority, Prime Healthcare Foundation, Series A (RB) 5.35%, 12/01/27 (c)	1,187,730
610,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	637,023
1,455,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	1,551,990
300,000	Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	317,358
5,265,000	Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/30 (c)	5,301,802
	Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
3,000,000	5.00%, 10/01/29 (c)	3,448,440
2,000,000	5.00%, 10/01/29 (c)	2,338,380
3,155,000	Public Finance Authority, Vista Grande Villa Project, Series A (RB) 6.50%, 07/01/25 (c)	2,387,231
	Public Finance Authority, Whitestone (RB)
2,580,000	5.00%, 03/01/28 (c)	2,846,308
1,250,000	5.00%, 03/01/28 (c)	1,407,075
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	834,300
	Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc., Series B (RB)
1,095,000	5.00%, 07/01/23 (c)	1,177,267
1,000,000	5.00%, 07/01/23 (c)	1,077,280
550,000	Wisconsin Health and Educational Facilities Authority, Mile Bluff Medical Center, Inc. (RB) 5.13%, 05/01/24 (c)	607,299
	Wisconsin Health and Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB)
2,150,000	5.25%, 02/01/23 (c)	2,204,330
1,975,000	5.38%, 02/01/23 (c)	2,029,530
2,725,000	Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB) 5.00%, 11/01/26 (c)	2,991,450
3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	4,041,679
250,000	Wisconsin Health and Educational Facilities Authority, Wisconsin Illinois Senior Housing, Inc., Series A (RB) 5.25%, 08/01/25 (c)	273,390
1,250,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB)
	8.25%, 06/01/21 (c)	1,362,712
		118,103,626
Total Municipal Bonds: 95.6% (Cost: $3,469,381,965)		3,646,731,299
Other assets less liabilities: 4.4%		168,794,644
NET ASSETS: 100.0%		$3,815,525,943

Definitions:
ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:
(a)	Extended settlement security
(b)	Security is segregated as collateral for extended settlement securities
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in default of principal
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing

Summary of Investments By Sector	% of Investments	Value
Education	8.1%	$296,600,442
Health Care	23.3	848,926,772
Housing	2.5	91,890,518
Industrial Revenue	16.5	601,039,066
Leasing	6.3	231,673,339
Local	6.2	228,023,866
Power	0.4	13,255,107
Solid Waste/Resource Recovery	0.2	6,994,933
Special Tax	9.2	334,064,743
State	3.9	143,101,887
Tobacco	14.3	521,155,723
Transportation	7.0	254,226,315
Water & Sewer	2.1	75,778,588
	100.0%	$3,646,731,299

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 97.5%
Argentina: 1.2%
USD	130,000	Arcor SAIC 144A 6.00%, 07/06/23	$127,692
	100,000	Genneia SA 144A 8.75%, 01/20/22	84,327
		Pampa Energia SA 144A
	50,000	7.38%, 07/21/23	46,521
	200,000	7.50%, 01/24/27	174,400
	66,667	Pan American Energy LLC Reg S 7.88%, 05/07/21	68,660
	100,000	Telecom Argentina SA 144A 8.00%, 07/18/26	98,214
	150,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	139,174
		YPF SA 144A
	170,000	6.95%, 07/21/27	145,409
	25,000	7.00%, 12/15/47	19,648
	100,000	8.50%, 03/23/21	99,410
	250,000	8.50%, 07/28/25	230,104
	200,000	8.75%, 04/04/24	193,385
			1,426,944
Australia: 0.5%
		FMG Resources August 2006 Pty Ltd. 144A
	25,000	4.50%, 09/15/27	25,390
	300,000	5.13%, 05/15/24	318,250
	100,000	Mineral Resources Ltd. 144A 8.13%, 05/01/27	109,482
	100,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.75%, 04/30/26	97,285
	50,000	Virgin Australia Holdings Ltd. 144A 7.88%, 10/15/21	51,958
			602,365
Austria: 0.8%
		JBS Investments II GmbH 144A
	100,000	5.75%, 01/15/28	105,756
	150,000	7.00%, 01/15/26	163,287
	200,000	Klabin Austria GmbH 144A 5.75%, 04/03/29	217,372
EUR	100,000	Novomatic AG 1.63%, 09/20/23	113,232
		Sappi Papier Holding GmbH Reg S
	100,000	3.13%, 04/15/26	106,813
	100,000	4.00%, 04/01/23	112,227
	50,000	Wienerberger AG 5.00% (EUR Swap Annual 5 Year+5.95%), 02/09/21 (o)	57,991
			876,678
Bahamas: 0.2%
	200,000	Starfruit Finco BV / Starfruit US Holdco LLC Reg S 6.50%, 10/01/26	233,627

Bermuda: 0.8%
USD	200,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/22	202,035
	200,000	Cosan Ltd. 144A 5.50%, 09/20/29	213,252
	51,000	Digicel Group One Ltd. 144A 8.25%, 12/30/22	33,038
		Digicel Group Two Ltd. 144A
	49,000	8.25%, 09/30/22	13,315
	405,728	9.13% 04/01/24	70,156
	300,000	Digicel Ltd. 144A 6.00%, 04/15/21	238,248
	200,000	Inkia Energy Ltd. 144A 5.88%, 11/09/27	211,372
			981,416
Brazil: 3.4%
	100,000	Banco Bradesco SA/Cayman Islands 144A 5.75%, 03/01/22	104,981
	200,000	Banco BTG Pactual SA/Cayman Islands 144A 5.50%, 01/31/23	211,117
	550,000	Banco do Brasil SA 3.88%, 10/10/22	564,734
		Banco do Brasil SA/Cayman 144A
	100,000	4.63%, 01/15/25	106,425
	200,000	5.88%, 01/19/23	217,493
	200,000	Banco Safra SA/Cayman Islands 144A 4.13%, 02/08/23	206,923
	200,000	Banco Votorantim SA 144A 4.50%, 09/24/24	210,250
	300,000	BRF SA 144A 4.75%, 05/22/24	311,752
	150,000	Caixa Economica Federal 144A 3.50%, 11/07/22	152,861
	200,000	Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	233,919
	200,000	Centrais Eletricas Brasileiras SA 144A 5.75%, 10/27/21	210,866
	200,000	Globo Comunicacao e Participacoes SA 144A 4.84%, 06/08/25	208,085
		Itau Unibanco Holding SA/Cayman Island 144A
	125,000	2.90%, 01/24/23	125,444
	400,000	5.13%, 05/13/23	427,338
	100,000	5.50%, 08/06/22	106,282
	175,000	5.65%, 03/19/22	185,374
	100,000	6.20%, 12/21/21	106,160
	200,000	Natura Cosmeticos SA 144A 5.38%, 02/01/23	209,377
			3,899,381
British Virgin Islands: 3.7%
	100,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	109,992
	100,000	Central American Bottling Corp. 144A 5.75%, 01/31/27	105,786
	200,000	Champion Sincerity Holdings Ltd. Reg S 8.13% (US Treasury Yield Curve Rate T 3 Year+10.58%), 02/08/22	211,178
		Easy Tactic Ltd. Reg S
	200,000	5.75%, 01/13/22	195,156
	200,000	5.88%, 02/13/23	193,544
	200,000	7.00%, 04/25/21	201,301
	300,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/22	305,297
		Gold Fields Orogen Holdings BVI Ltd. 144A
	100,000	5.13%, 05/15/24	107,709
	100,000	6.13%, 05/15/29	114,188
		Greenland Global Investment Ltd. Reg S
	200,000	5.88%, 07/03/24	195,587
	200,000	6.75%, 06/25/22	203,284
	200,000	LS Finance 2025 Ltd. Reg S 4.50%, 06/26/25	195,730
	200,000	New Metro Global Ltd. Reg S 6.50%, 04/23/21	201,127
	250,000	RKI Overseas Finance 2017 A Ltd. Reg S 7.00%, 06/23/22 (o)	217,254
	200,000	RKPF Overseas 2019 A Ltd. Reg S 6.70%, 09/30/24	207,575
	200,000	Scenery Journey Ltd. Reg S 13.00%, 11/06/22	202,799
	250,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (o)	221,250
	184,000	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	200,796
	200,000	Studio City Co. Ltd. 144A 7.25%, 11/30/21	204,250
	100,000	Studio City Finance Ltd. 144A 7.25%, 02/11/24	103,792
	200,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	201,410
	200,000	Wealth Driven Ltd. Reg S 5.50%, 08/17/23	204,013
	200,000	Yingde Gases Investment Ltd. 144A 6.25%, 01/19/23	209,257
			4,312,275
Bulgaria: 0.1%
EUR	125,000	Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	153,347

Canada: 6.4%
		1011778 BC ULC / New Red Finance, Inc. 144A
USD	50,000	3.88%, 01/15/28	50,410
	180,000	4.25%, 05/15/24	184,200
	400,000	5.00%, 10/15/25	413,110
	50,000	Air Canada 144A 7.75%, 04/15/21	53,145
	100,000	Athabasca Oil Corp. 144A 9.88%, 02/24/22	84,281
	100,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	104,065
	150,000	Baytex Energy Corp. 144A 5.63%, 06/01/24	138,812
		Bombardier, Inc. 144A
	125,000	6.00%, 10/15/22	122,812
	150,000	6.13%, 01/15/23	148,352
CAD	150,000	7.35%, 12/22/26	105,297
USD	100,000	7.50%, 12/01/24	97,209
	300,000	7.50%, 03/15/25	288,750
	250,000	7.88%, 04/15/27	237,494
	100,000	8.75%, 12/01/21	107,225
	200,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp. 144A 6.25%, 09/15/27	214,370
	100,000	Cascades, Inc./Cascades USA, Inc. 144A 5.38%, 01/15/28	103,720
	150,000	Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/76	172,792
	100,000	Ensign Drilling, Inc. 144A 9.25%, 04/15/24	93,999
	50,000	Fairstone Financial, Inc. 144A 7.88%, 07/15/24	54,208
		First Quantum Minerals Ltd. 144A
	100,000	6.88%, 03/01/26	96,185
	200,000	7.25%, 04/01/23	198,542
	300,000	7.50%, 04/01/25	296,125
	100,000	Garda World Security Corp. 144A 4.63%, 02/15/27	99,250
	125,000	GFL Environmental, Inc. 144A 7.00%, 06/01/26	130,631
CAD	75,000	Gibson Energy, Inc. 3.60%, 09/17/29	59,284
USD	100,000	Hudbay Minerals, Inc. 144A 7.63%, 01/15/25	101,959
	100,000	IAMGOLD Corp. 144A 7.00%, 04/15/25	103,292
CAD	50,000	Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	41,568
USD	50,000	Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA 144A 8.38%, 12/01/22	52,250
	256,000	Lightstream Resources Ltd. 144A 8.63%, 02/01/20 (d) (e) *	1,755
	150,000	Mattamy Group Corp. 144A 5.25%, 12/15/27	157,500
	350,000	MEG Energy Corp. 144A 6.38%, 01/30/23	354,895
	100,000	New Gold, Inc. 144A 6.25%, 11/15/22	100,437
	120,000	Norbord, Inc. 144A 5.75%, 07/15/27	126,342
	100,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 144A 7.13%, 11/01/22	80,678
	350,000	NOVA Chemicals Corp. 144A 5.25%, 08/01/23	355,246
	200,000	Open Text Corp. 144A 5.63%, 01/15/23	202,833
CAD	150,000	Parkland Fuel Corp. 5.63%, 05/09/25	118,237
		Parkland Fuel Corp. 144A
USD	50,000	5.88%, 07/15/27	53,078
	100,000	6.00%, 04/01/26	105,435
	150,000	Precision Drilling Corp. 144A 7.13%, 01/15/26	142,927
	100,000	Quebecor Media, Inc. 5.75%, 01/15/23	107,709
CAD	250,000	Quebecor Media, Inc. 144A 6.63%, 01/15/23	206,986
USD	50,000	Reliance Intermediate Holdings LP 144A 6.50%, 04/01/23	51,021
	100,000	Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/25	104,084
	50,000	Rockpoint Gas Storage Canada Ltd. 144A 7.00%, 03/31/23	48,990
	200,000	Seven Generations Energy Ltd. 144A 6.75%, 05/01/23	205,083
CAD	50,000	SNC-Lavalin Group, Inc. 3.24%, 03/02/23	38,002
	150,000	Sobeys, Inc. 4.70%, 08/08/23	120,525
USD	150,000	Superior Plus LP / Superior General Partner, Inc. 144A 7.00%, 07/15/26	162,053
	50,000	Telesat Canada / Telesat LLC 144A 6.50%, 10/15/27	52,468
	100,000	Tervita Corp. 144A 7.63%, 12/01/21	101,975
		TransAlta Corp.
	75,000	4.50%, 11/15/22	78,189
	75,000	6.50%, 03/15/40	77,799
		Videotron Ltd.
CAD	75,000	4.50%, 01/15/30	57,808
	200,000	5.63%, 06/15/25	163,888
	50,000	Videotron Ltd. Reg S 5.75%, 01/15/26	39,743
			7,369,023
Cayman Islands: 10.8%
USD	200,000	Agile Group Holdings Ltd. Reg S 6.70%, 03/07/22	206,649
	200,000	Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	198,850
	200,000	Central China Real Estate Ltd. Reg S 7.25%, 04/24/23	199,456
		CFLD Cayman Investment Ltd. Reg S
	200,000	8.60%, 04/08/24	201,000
	200,000	9.00%, 07/31/21	206,761
	200,000	China Aoyuan Property Group Ltd. Reg S 5.38%, 09/13/22	196,785
		China Evergrande Group Reg S
	200,000	6.25%, 06/28/21	192,758
	200,000	8.25%, 03/23/22	190,185
	800,000	8.75%, 06/28/25	675,112
	200,000	9.50%, 04/11/22	193,507
	300,000	9.50%, 03/29/24	265,870
	400,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/22	397,061
		CIFI Holdings Group Co. Ltd. Reg S
	200,000	5.38% (US Treasury Yield Curve Rate T 5 Year+8.57%), 08/24/22 (o)	194,846
	200,000	5.50%, 01/23/22	201,624
	200,000	7.63%, 02/28/23	208,727
	100,000	Comunicaciones Celulares SA Via Comcel Trust 144A 6.88%, 02/06/24	102,342
		Country Garden Holdings Co. Ltd. Reg S
	200,000	4.75%, 07/25/22	202,306
	200,000	4.75%, 09/28/23	201,298
	200,000	CSN Islands XI Corp. 144A 6.75%, 01/28/28	198,500
	200,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	205,565
	200,000	Ezdan Sukuk Co. Ltd. Reg S 4.88%, 04/05/22	186,000
	200,000	Fantasia Holdings Group Co. Ltd. Reg S 7.38%, 10/04/21	196,916
	100,000	Global A&T Electronics Ltd. 8.50%, 01/12/23	98,619
	200,000	Global Aircraft Leasing Co. Ltd. 144A 7.25% 09/15/24	205,110
	100,000	Gran Tierra Energy International Holdings Ltd. 144A 6.25%, 02/15/25	93,576
	100,000	Grupo Aval Ltd. 144A 4.75%, 09/26/22 †	104,069
	100,000	Industrial Senior Trust Reg S 5.50%, 11/01/22	105,304
		Kaisa Group Holdings Ltd. Reg S
	200,000	8.50%, 06/30/22	198,519
	450,000	9.38%, 06/30/24	424,503
	200,000	11.25%, 04/09/22	210,021
	200,000	KWG Group Holdings Ltd. Reg S 7.88%, 09/01/23	206,011
	350,000	KWG Property Holding Ltd. Reg S 5.88%, 11/10/24	330,459
	225,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	223,397
		Latam Finance Ltd. 144A
	100,000	6.88%, 04/11/24	106,559
	200,000	7.00%, 03/01/26	217,469
	400,000	Logan Property Holdings Co. Ltd. Reg S 5.25%, 02/23/23	395,712
	200,000	MAF Global Securities Ltd. Reg S 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (o)	205,750
		Melco Resorts Finance Ltd. 144A
	200,000	4.88%, 06/06/25	203,802
	200,000	5.38%, 12/04/29	200,538
	200,000	MGM China Holdings Ltd. 144A 5.88%, 05/15/26	207,375
	400,000	Noble Holding International Ltd. 7.95%, 04/01/25	197,166
	127,314	Odebrecht Offshore Drilling Finance Ltd. 144A 6.72%, 12/01/22	126,677
	200,000	Redsun Properties Group Ltd. Reg S 9.95%, 04/11/22	205,275
		Ronshine China Holdings Ltd. Reg S
	200,000	8.25%, 02/01/21	204,488
	200,000	8.75%, 10/25/22	207,780
	100,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	93,249
	200,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/22	204,032
		Sunac China Holdings Ltd. Reg S
	200,000	7.35%, 07/19/21	204,002
	400,000	7.95%, 08/08/22	414,774
		Times China Holdings Ltd. Reg S
	200,000	6.75%, 07/16/23	202,658
	200,000	7.85%, 06/04/21	204,000
	150,000	UPCB Finance IV Ltd. 144A 5.38%, 01/15/25	153,916
EUR	90,000	UPCB Finance IV Ltd. Reg S 4.00%, 01/15/27	104,436
	100,000	UPCB Finance VII Ltd. Reg S 3.63%, 06/15/29	117,216
USD	200,000	WTT Investment Ltd./Hong Kong 144A 5.50%, 11/21/22	208,035
	200,000	Wynn Macau Ltd. 144A 5.50%, 10/01/27	203,995
	200,000	Yankuang Group Cayman Ltd. Reg S 6.00%, 01/30/22	205,780
		Yuzhou Properties Co. Ltd. Reg S
	300,000	6.00%, 10/25/23	289,779
	200,000	7.90%, 05/11/21	206,242
			12,512,411
Chile: 0.2%
	100,000	AES Gener SA 144A 7.13% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	107,174
	100,000	Empresa Electrica Guacolda SA 144A 4.56%, 04/30/25	93,673
			200,847
China / Hong Kong: 1.9%
	200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	200,567
	200,000	CAR, Inc. Reg S 8.88%, 05/10/22	185,278
	400,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (o)	402,654
	200,000	China CITIC Bank International Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (o)	200,526
	200,000	China South City Holdings Ltd. Reg S 6.75%, 09/13/21	185,835
	200,000	Gemdale Ever Prosperity Investment Ltd. Reg S 6.00%, 09/06/21	204,506
	200,000	ICBC Asia Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (o)	203,307
	200,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (o)	203,780
	200,000	Yango Justice International Ltd. Reg S 10.25%, 03/18/22	204,278
	200,000	Yanlord Land HK Co. Ltd. Reg S 5.88%, 01/23/22	202,824
			2,193,555
Colombia: 0.5%
	100,000	Banco Davivienda SA Reg S 5.88%, 07/09/22	106,929
		Banco de Bogota SA 144A
	100,000	5.38%, 02/19/23	107,859
	100,000	6.25%, 05/12/26	113,880
	50,000	Banco GNB Sudameris SA 144A 7.50%, 07/30/22	54,329
	80,000	Banco GNB Sudameris SA Reg S 7.50%, 07/30/22	86,925
	150,000	Bancolombia S.A. 5.13%, 09/11/22	158,743
			628,665
Croatia: 0.2%
	200,000	Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	220,377

Curacao: 0.2%
	100,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	96,178
	90,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	89,151
			185,329
Czech Republic: 0.2%
EUR	100,000	Energo-Pro AS Reg S 4.00%, 12/07/22	113,513
	150,000	Residomo SRO Reg S 3.38%, 10/15/24	171,856
			285,369
Denmark: 0.4%
	275,000	DKT Finance ApS Reg S 7.00%, 06/17/23	320,416
	100,000	Norican A/S Reg S 4.50%, 05/15/23	101,262
			421,678
Finland: 0.7%
		Nokia Oyj
USD	100,000	3.38%, 06/12/22	101,749
	100,000	6.63%, 05/15/39	122,010
EUR	200,000	Nokia Oyj Reg S 2.00%, 03/15/24	233,016
	100,000	Teollisuuden Voima Oyj Reg S 1.13%, 03/09/26	111,216
	175,000	Teollisuuden Voima OYJ Reg S 2.13%, 02/04/25	206,661
			774,652
France: 5.1%
	100,000	Altice France SA Reg S 5.88%, 02/01/27	122,859
		Altice France SA 144A
USD	100,000	5.50%, 01/15/28	101,998
	700,000	7.38%, 05/01/26	745,955
	300,000	8.13%, 02/01/27	335,805
		Casino Guichard Perrachon SA Reg S
EUR	100,000	1.87%, 06/13/22	108,232
	200,000	4.50%, 03/07/24	202,648
	100,000	4.56%, 01/25/23	108,477
	100,000	5.98%, 05/26/21	116,379
	200,000	Constellium SE Reg S 4.25%, 02/15/26	228,458
		Elis SA Reg S
	100,000	1.63%, 04/03/28	111,407
	200,000	1.88%, 02/15/23	227,791
		Europcar Mobility Group Reg S
	100,000	4.00%, 04/30/26	103,555
	100,000	4.13%, 11/15/24	104,861
		Faurecia SE Reg S
	100,000	2.63%, 06/15/25	114,546
	200,000	3.13%, 06/15/26	232,308
	125,000	Fnac Darty SA Reg S 1.88%, 05/30/24	141,356
	100,000	Getlink SE Reg S 3.63%, 10/01/23	115,052
	150,000	La Financiere Atalian SASU Reg S 4.00%, 05/15/24	139,921
	100,000	La Poste SA Reg S 3.13% (EUR Swap Annual 5 Year+2.44%), 10/29/25 (o)	119,556
		Loxam SAS Reg S
	100,000	2.88%, 04/15/26	111,430
	125,000	3.50%, 04/15/22	140,776
	100,000	4.25%, 04/15/24	113,679
	200,000	New AREVA Holding SA 4.88%, 09/23/24	256,712
	100,000	New AREVA Holding SA Reg S 3.13%, 03/20/23	117,275
	100,000	Nexans SA Reg S 3.25%, 05/26/21	114,096
	100,000	Orano SA Reg S 3.50%, 03/22/21	114,842
	100,000	Paprec Holding SA Reg S 4.00%, 03/31/25	101,954
	100,000	Parts Europe SA Reg S 4.38%, 05/01/22	111,327
	100,000	RCI Banque SA Reg S 2.63% (EUR Swap Annual 5 Year+2.85%), 02/18/30	111,837
	200,000	Rexel SA Reg S 2.13%, 06/15/25	224,920
	250,000	Solvay Finance SA Reg S 5.43% (EUR Swap Annual 5 Year+3.70%), 11/12/23 (o)	317,691
USD	100,000	SPCM SA 144A 4.88%, 09/15/25	103,499
		SPIE SA Reg S
EUR	100,000	2.63%, 06/18/26	114,595
	100,000	3.13%, 03/22/24	118,367
	100,000	Tereos Finance Groupe I SA Reg S 4.13%, 06/16/23	98,983
		Vallourec SA Reg S
	100,000	2.25%, 09/30/24	81,444
	125,000	6.63%, 10/15/22	125,653
			5,960,244
Georgia: 0.2%
	USD 200,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	212,758

Germany: 3.7%
		ADLER Real Estate AG Reg S
EUR	200,000	1.50%, 12/06/21	226,229
	100,000	1.88%, 04/27/23	113,787
		Deutsche Bank AG
USD	100,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/28	99,242
	375,000	4.50%, 04/01/25	386,759
EUR	135,000	Deutsche Bank AG Reg S 2.75%, 02/17/25	158,095
	100,000	Deutsche Lufthansa AG Reg S 5.13% (EUR Swap Annual 5 Year+4.78%), 08/12/75	115,951
	100,000	Deutsche Pfandbriefbank AG Reg S 2.88% (EUR Swap Annual 5 Year+2.75%), 06/28/27	114,092
	150,000	Douglas GmbH Reg S 6.25%, 07/15/22	166,646
	110,000	Hapag-Lloyd AG Reg S 5.13%, 07/15/24	127,803
USD	200,000	IHO Verwaltungs GmbH 144A 5.50% 09/15/26	206,964
		IHO Verwaltungs GmbH Reg S
EUR	100,000	4.38% 05/15/25	114,047
	100,000	4.50% 09/15/26	114,900
	200,000	Infineon Technologies AG Reg S 3.63% (EUR Swap Annual 5 Year+4.00%), 01/01/28	233,935
	300,000	K+S AG Reg S 3.00%, 06/20/22	337,639
	100,000	LANXESS AG Reg S 4.50% (EUR Swap Annual 5 Year+4.51%), 12/06/76	121,547
	140,000	Metro Wholesale & Food Reg S 1.50%, 03/19/25	162,035
	200,000	Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/24	225,253
	100,000	Platin 1426 GmbH Reg S 5.38%, 06/15/23	110,624
	130,000	ProGroup AG Reg S 3.00%, 03/31/26	143,112
USD	100,000	RWE AG Reg S 6.63% (+4.52%), 07/30/75	114,251
EUR	100,000	Tele Columbus AG Reg S 3.88%, 05/02/25	107,772
		thyssenkrupp AG Reg S
	300,000	1.38%, 03/03/22	333,701
	200,000	2.50%, 02/25/25	226,030
	100,000	2.88%, 02/22/24	113,867
	100,000	TUI AG Reg S 2.13%, 10/26/21	112,923
			4,287,204
India: 0.8%
USD	200,000	Delhi International Airport Ltd. Reg S 6.13%, 02/03/22	209,925
	200,000	GMR Hyderabad International Airport Ltd. 144A 5.38%, 04/10/24	207,758
	200,000	JSW Steel Ltd. Reg S 5.95%, 04/18/24	206,874
	100,000	ReNew Power Synthetic 144A 6.67%, 03/12/24	105,283
	200,000	Tata Motors Ltd. Reg S 5.75%, 10/30/24	207,354
			937,194
Indonesia: 0.3%
	200,000	Adaro Indonesia PT 144A 4.25%, 10/31/24	197,417
	200,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	203,773
			401,190
Ireland: 2.8%
	200,000	Alfa Bank AO Via Alfa Bond Issuance Plc 144A 7.75%, 04/28/21	212,570
EUR	100,000	Bank of Ireland Reg S 10.00%, 12/19/22	141,271
GBP	100,000	Bank of Ireland Group Plc Reg S 3.13% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.70%), 09/19/27	135,331
USD	200,000	C&W Senior Financing DAC 144A 6.88%, 09/15/27	215,214
	200,000	Credit Bank of Moscow Via CBOM Finance Plc 144A 5.55%, 02/14/23	207,977
EUR	200,000	eircom Finance DAC Reg S 3.50%, 05/15/26	230,367
USD	200,000	Eurochem Finance DAC 144A 5.50%, 03/13/24	219,016
	200,000	GTLK Europe DAC Reg S 5.13%, 05/31/24	211,333
	150,000	James Hardie International Finance DAC 144A 5.00%, 01/15/28	156,757
	200,000	LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	211,878
	100,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	107,872
	200,000	Mobile Telesystems OJSC Via MTS International Funding DAC 144A 5.00%, 05/30/23	213,946
	200,000	Motion Bondco DAC 144A 6.63%, 11/15/27	213,500
	200,000	SCF Capital Designated Activity Co. 144A 5.38%, 06/16/23	215,934
EUR	300,000	Smurfit Kappa Acquisitions ULC Reg S 2.38%, 02/01/24	354,123
GBP	150,000	Virgin Media Receivables Financing Notes I DAC Reg S 5.50%, 09/15/24	203,415
			3,250,504
Italy: 6.4%
		Atlantia SpA Reg S
EUR	100,000	1.63%, 02/03/25	110,676
	100,000	1.88%, 07/13/27	111,517
		Autostrade per l’Italia SpA
	100,000	1.63%, 06/12/23	109,439
	100,000	5.88%, 06/09/24	129,777
		Autostrade per l’Italia SpA Reg S
	100,000	1.75%, 06/26/26	109,037
	100,000	1.75%, 02/01/27	108,891
	100,000	1.88%, 11/04/25	110,149
	100,000	1.88%, 09/26/29	108,924
	50,000	4.38%, 09/16/25	63,134
	100,000	Banca IFIS SpA Reg S 4.50% (EUR Swap Annual 5 Year+4.25%), 10/17/27	109,776
	100,000	Banca Popolare di Sondrio SCPA Reg S 2.38%, 04/03/24	113,616
		Banco BPM SpA Reg S
	200,000	1.75%, 04/24/23	226,136
	100,000	2.00%, 03/08/22	113,362
	100,000	2.50%, 06/21/24	116,467
	100,000	4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/27	115,724
	100,000	BPER Banca Reg S 5.13% (EUR Swap Annual 5 Year+4.91%), 05/31/27	118,012
	100,000	Iccrea Banca SpA Reg S 1.50%, 10/11/22	113,451
	100,000	International Design Group SPA Reg S 6.50%, 11/15/25	116,815
		Intesa Sanpaolo SpA 144A
USD	100,000	5.02%, 06/26/24	106,544
	150,000	5.71%, 01/15/26	166,850
		Intesa Sanpaolo SpA Reg S
EUR	100,000	2.86%, 04/23/25	119,173
	200,000	3.93%, 09/15/26	254,022
	200,000	6.63%, 09/13/23	264,725
	100,000	Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/17/24 (o)	124,242
		Leonardo Finmeccanica SpA
	150,000	4.88%, 03/24/25	200,128
	150,000	5.25%, 01/21/22	182,949
	100,000	Mediobanca Banca di Credito Finanziario SpA 5.75%, 04/18/23	126,402
	100,000	Nexi SpA Reg S 1.75%, 10/31/24	112,762
	100,000	Salini Impregilo SpA Reg S 3.75%, 06/24/21	112,943
	68,750	Sisal Group SpA Reg S 7.00%, 07/31/23	78,875
	100,000	Societa Cattolica di Assicurazioni SC Reg S 4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/47	114,911
		Telecom Italia SpA
	100,000	5.25%, 03/17/55	130,264
GBP	150,000	5.88%, 05/19/23	221,963
		Telecom Italia SpA Reg S
EUR	230,000	2.38%, 10/12/27	262,901
	200,000	2.88%, 01/28/26	235,303
	250,000	3.63%, 05/25/26	309,424
	200,000	4.00%, 04/11/24	245,522
	300,000	5.25%, 02/10/22	367,323
USD	400,000	Telecom Italia SpA/Milano 144A 5.30%, 05/30/24	436,996
EUR	100,000	Telecom Italia SpA/Milano Reg S 3.00%, 09/30/25	119,613
		Unione di Banche Italiane SpA Reg S
	100,000	4.25% (EUR Swap Annual 5 Year+4.18%), 05/05/26	114,629
	100,000	4.38% (EUR Swap Annual 5 Year+4.75%), 07/12/29	116,798
	150,000	4.45% (EUR Swap Annual 5 Year+4.24%), 09/15/27	175,600
	100,000	5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/29	123,324
	200,000	Unipol Gruppo SpA Reg S 3.00%, 03/18/25	239,566
	200,000	UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (o)	241,584
			7,410,239
Japan: 1.7%
		SoftBank Group Corp. Reg S
USD	200,000	4.75%, 09/19/24	204,750
EUR	100,000	5.00%, 04/15/28	123,044
USD	200,000	5.13%, 09/19/27	204,987
	200,000	5.38%, 07/30/22	207,999
	700,000	6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 07/19/23 (o)	683,375
	350,000	6.25%, 04/15/28	383,229
	200,000	6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 07/19/27 (o)	200,500
			2,007,884
Kazakhstan: 0.4%
		KazMunayGas National Co. JSC 144A
	200,000	4.40%, 04/30/23	212,990
	100,000	4.75%, 04/19/27	112,442
	125,000	5.75%, 04/19/47	155,302
			480,734
Luxembourg: 7.9%
	150,000	Adecoagro SA 144A 6.00%, 09/21/27	150,652
		Altice Financing SA 144A
	500,000	6.63%, 02/15/23	509,792
	200,000	7.50%, 05/15/26	214,110
EUR	150,000	Altice Financing SA Reg S 5.25%, 02/15/23	169,029
	200,000	Altice Finco SA Reg S 4.75%, 01/15/28	224,350
USD	300,000	Altice Luxembourg SA 144A 7.63%, 02/15/25	312,660
		Altice Luxembourg SA Reg S
EUR	100,000	6.25%, 02/15/25	114,706
	200,000	8.00%, 05/15/27	251,007
GBP	100,000	Amigo Luxembourg SA Reg S 7.63%, 01/15/24	127,997
EUR	200,000	ARD Finance SA Reg S 5.75% 06/30/27	226,030
USD	100,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A 6.00%, 02/15/25	104,750
		Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S
EUR	275,000	2.13%, 08/15/26	312,686
	250,000	2.75%, 03/15/24	281,854
GBP	101,000	Cabot Financial Luxembourg SA Reg S 7.50%, 10/01/23	138,548
EUR	150,000	Cirsa Finance International Sarl 144A 6.25%, 12/20/23	174,711
	100,000	Codere Finance SA Reg S 6.75%, 11/01/21	106,631
USD	150,000	Consolidated Energy Finance SA 144A 6.88%, 06/15/25	149,061
	100,000	Cosan Luxembourg SA 144A 7.00%, 01/20/27	110,036
EUR	100,000	CPI Property Group SA Reg S 4.38% (EUR Swap Annual 5 Year+4.15%), 08/09/23 (o)	117,231
USD	100,000	CSN Resources SA 144A 7.63%, 02/13/23 †	106,009
EUR	100,000	eDreams ODIGEO SA Reg S 5.50%, 09/01/23	115,115
		Fiat Chrysler Finance Europe SA Reg S
	100,000	4.75%, 03/22/21	116,671
	150,000	4.75%, 07/15/22	184,269
	200,000	Garfunkelux Holdco 3 SA Reg S 7.50%, 08/01/22 †	223,441
	100,000	Gestamp Funding Luxembourg SA Reg S 3.50%, 05/15/23	112,898
	100,000	Holcim Finance Luxembourg SA Reg S 3.00% (Euribor ICE Swap Rate 11:00am 5 Year+3.07%), 07/05/24 (o)	117,094
	300,000	INEOS Group Holdings SA Reg S 5.38%, 08/01/24	340,998
	200,000	Intralot Capital Luxembourg SA Reg S 5.25%, 09/15/24	103,871
USD	100,000	Kernel Holding SA 144A 8.75%, 01/31/22 †	108,560
EUR	100,000	LHMC Finco 2 Sarl Reg S 8.00% 10/02/25	114,593
	150,000	Lincoln Financing SARL Reg S 3.63%, 04/01/24	170,076
		Matterhorn Telecom SA Reg S
	100,000	3.13%, 09/15/26	113,829
	100,000	4.00%, 11/15/27	117,168
USD	200,000	MHP Lux SA 144A 6.95%, 04/03/26	209,404
		Millicom International Cellular SA 144A
	200,000	5.13%, 01/15/28	209,608
	100,000	6.25%, 03/25/29	110,415
		Minerva Luxembourg SA 144A
	75,000	5.88%, 01/19/28	79,174
	150,000	6.50%, 09/20/26	159,990
	250,000	Puma International Financing SA 144A 5.00%, 01/24/26	235,806
EUR	100,000	Rossini Sarl Reg S 6.75%, 10/30/25	122,301
USD	200,000	Rumo Luxembourg Sarl 144A 7.38%, 02/09/24	215,043
	250,000	Sberbank of Russia Via SB Capital SA 144A 5.13%, 10/29/22 †	265,281
EUR	100,000	SCHMOLZ + BICKENBACH Luxembourg Finance SA Reg S 5.63%, 07/15/22	111,829
	100,000	SES SA Reg S 4.63% (EUR Swap Annual 5 Year+4.66%), 01/02/22 (o)	116,903
	200,000	Summer BC Holdco B SARL Reg S 5.75%, 10/31/26	231,964
	200,000	Telecom Italia Finance SA 7.75%, 01/24/33	334,030
USD	200,000	Telenet Finance Luxembourg Notes Sarl 144A 5.50%, 03/01/28	214,000
EUR	100,000	TLG Finance Sarl Reg S 3.38% (EUR Swap Annual 5 Year+3.98%), 09/23/24	117,920
USD	11,000	Trafigura Funding SA 144A 5.25%, 03/19/23	10,946
	200,000	Ultrapar International SA 144A 5.25%, 10/06/26	216,571
EUR	100,000	Vivion Investments Sarl Reg S 3.00%, 08/08/24	115,565
USD	200,000	VTB Bank OJSC Via VTB Capital SA 144A 6.95%, 10/17/22	217,708
			9,134,891
Malta: 0.0%
	32,000	Nyrstar Holdings Plc Reg S 0.00%, 07/31/26 ^	18,531

Marshall Islands: 0.1%
	100,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 144A 8.50%, 07/15/23	102,336

Mauritius: 0.5%
	200,000	Greenko Solar Mauritius Ltd. 144A 5.55%, 01/29/25	205,836
	200,000	MTN Mauritius Investments Ltd. 144A 4.76%, 11/11/24	208,721
	200,000	Neerg Energy Ltd. 144A 6.00%, 02/13/22	202,984
			617,541
Mexico: 1.6%
	200,000	BBVA Bancomer SA/Texas 144A 5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/18/33	213,257
	200,000	Braskem Idesa SAPI 144A 7.45%, 11/15/29	211,650
		Cemex SAB de CV 144A
	200,000	5.70%, 01/11/25	205,500
	150,000	6.13%, 05/05/25	155,189
	100,000	7.75%, 04/16/26 †	109,185
	100,000	Credito Real SAB de CV SOFOM ER 144A 9.50%, 02/07/26	116,987
	200,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (o)	213,022
	200,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/27	211,321
	200,000	Nemak SAB de CV 144A 4.75%, 01/23/25	207,498
		Unifin Financiera SAB de CV 144A
	100,000	7.00%, 01/15/25 †	104,880
	100,000	7.25%, 09/27/23	106,032
			1,854,521
Netherlands: 12.3%
EUR	125,000	Dufry One BV Reg S 2.50%, 10/15/24	140,627
	125,000	Ferrovial Netherlands BV Reg S 2.12% (EUR Swap Annual 5 Year+2.13%), 02/04/23 (o)	138,186
USD	200,000	Fiat Chrysler Automobiles NV 5.25%, 04/15/23	214,498
EUR	200,000	Fiat Chrysler Automobiles NV Reg S 3.75%, 03/29/24	248,802
USD	200,000	Greenko Dutch BV 144A 5.25%, 07/24/24	203,225
	200,000	GTH Finance BV 144A 7.25%, 04/26/23	224,474
	200,000	IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	216,600
	114,000	Indo Energy Finance II BV 144A 6.38%, 01/24/23	112,286
	200,000	InterCement Financial Operations BV 144A 5.75%, 07/17/24	172,585
EUR	100,000	Intertrust Group BV Reg S 3.38%, 11/15/25	115,911
	200,000	InterXion Holding NV Reg S 4.75%, 06/15/25	238,307
	100,000	IPD 3 BV Reg S 4.50%, 07/15/22	113,331
USD	150,000	Kazakhstan Temir Zholy Finance BV 144A 6.95%, 07/10/42	212,793
	125,000	Koninklijke KPN NV 144A 7.00% (USD Swap Semi 30/360 10 Year+5.21%), 03/28/73 †	138,031
	200,000	Listrindo Capital BV 144A 4.95%, 09/14/26	206,483
		Metinvest BV 144A
	150,000	7.75%, 04/23/23	160,372
	100,000	8.50%, 04/23/26	109,597
	197,212	MV24 Capital BV 144A 6.75%, 06/01/34	213,019
EUR	200,000	Naturgy Finance BV Reg S 4.13% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (o)	239,984
USD	100,000	Nostrum Oil & Gas Finance BV 144A 8.00%, 07/25/22	46,490
EUR	225,000	OCI NV Reg S 5.00%, 04/15/23	257,760
		Petrobras Global Finance BV
	100,000	4.75%, 01/14/25	129,125
USD	200,000	5.30%, 01/27/25	222,417
	150,000	5.75%, 02/01/29	173,362
	400,000	6.00%, 01/27/28	467,340
	200,000	6.25%, 03/17/24	227,817
	150,000	6.75%, 01/27/41	183,215
	275,000	6.85%, 06/05/15	328,470
	100,000	6.88%, 01/20/40	123,894
	150,000	6.90%, 03/19/49	183,319
	150,000	7.25%, 03/17/44	190,117
	400,000	7.38%, 01/17/27	497,680
	44,000	8.38%, 05/23/21	47,586
	330,000	8.75%, 05/23/26	431,755
	281,000	Petrobras Global Finance BV 144A 5.09%, 01/15/30	308,707
EUR	41,000	Phoenix PIB Dutch Finance BV Reg S 3.63%, 07/30/21	47,703
	100,000	PPF Arena 1 BV Reg S 3.13%, 03/27/26	117,186
	200,000	Repsol International Finance BV Reg S 3.88% (EUR Swap Annual 6 Year+3.56%), 03/25/21 (o)	230,514
	300,000	Saipem Finance International BV Reg S 3.75%, 09/08/23	365,826
	125,000	Samvardhana Motherson Automotive Systems Group BV Reg S 1.80%, 07/06/24	136,586
	125,000	Selecta Group BV Reg S 5.88%, 02/01/24	140,355
	200,000	Sigma Holdco BV Reg S 5.75%, 05/15/26	224,803
USD	150,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC 144A 7.00%, 07/15/26	163,215
		Telefonica Europe BV Reg S
EUR	200,000	2.63% (EUR Swap Annual 5 Year+2.33%), 03/07/23 (o)	228,109
	200,000	3.00% (EUR Swap Annual 5 Year+2.45%), 09/04/23 (o)	230,797
	200,000	3.75% (EUR Swap Annual 5 Year+3.86%), 03/15/22 (o)	233,820
	100,000	3.88% (EUR Swap Annual 8 Year+2.97%), 06/22/26 (o)	120,267
	200,000	4.38% (EUR Swap Annual 6 Year+4.11%), 12/14/24 (o)	246,953
	100,000	5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/24 (o)	128,667
	175,000	TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 03/01/24 (o)	208,519
		Teva Pharmaceutical Finance Netherlands II BV Reg S
	250,000	1.13%, 10/15/24	246,784
	100,000	1.25%, 03/31/23	104,614
	100,000	1.63%, 10/15/28	90,027
	100,000	1.88%, 03/31/27	95,484
		Teva Pharmaceutical Finance Netherlands III BV
USD	233,000	2.20%, 07/21/21	229,924
	350,000	2.80%, 07/21/23	326,170
	500,000	3.15%, 10/01/26	428,112
	250,000	4.10%, 10/01/46	192,525
	150,000	6.00%, 04/15/24 †	152,938
	200,000	6.75%, 03/01/28 †	208,670
	175,000	Teva Pharmaceutical Finance Netherlands III BV 144A 7.13%, 01/31/25	184,556
EUR	300,000	Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	348,947
	160,000	United Group BV Reg S 4.38%, 07/01/22	181,206
USD	100,000	UPC Holding BV 144A 5.50%, 01/15/28	104,185
		VEON Holdings BV 144A
	100,000	3.95%, 06/16/21	101,565
	100,000	4.00%, 04/09/25	104,113
	100,000	7.50%, 03/01/22	110,586
	200,000	VTR Finance BV 144A 6.88%, 01/15/24	204,917
EUR	100,000	Ziggo Bond Co. BV Reg S 4.63%, 01/15/25	113,295
USD	350,000	Ziggo BV 144A 5.50%, 01/15/27	371,647
EUR	225,000	Ziggo BV Reg S 4.25%, 01/15/27	267,263
			14,229,013
Norway: 0.3%
		Aker BP ASA 144A
USD	150,000	5.88%, 03/31/25	157,687
	150,000	6.00%, 07/01/22	154,697
			312,384
Oman: 0.2%
	200,000	Bank Muscat SAOG Reg S 4.88%, 03/14/23	206,112

Panama: 0.2%
	200,000	AES Panama SRL 144A 6.00%, 06/25/22	205,664

Peru: 0.3%
	100,000	Orazul Energy Egenor SCA 144A 5.63%, 04/28/27	104,240
	200,000	Peru LNG Srl 144A 5.38%, 03/22/30	195,830
	100,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	104,178
			404,248
Portugal: 0.2%
EUR	100,000	Banco Comercial Portugues SA Reg S 3.87% (EUR Swap Annual 5 Year+4.23%), 03/27/30	115,351
	100,000	Caixa Geral de Depositos SA Reg S 5.75% (EUR Swap Annual 5 Year+5.50%), 06/28/28	127,336
			242,687
Singapore: 0.8%
USD	250,000	ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	264,500
	150,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) (e) *	1,875
	200,000	Marble II Pte Ltd. 144A 5.30%, 06/20/22 †	203,349
	200,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	205,493
	200,000	Theta Capital Pte Ltd. Reg S 6.75%, 10/31/26	182,002
EUR	34,000	Trafigura Group Pte Ltd. Reg S 7.50% (EUR Swap Annual 5 Year+10.82%), 07/31/24 (o)	36,955
			894,174
South Africa: 0.4%
		Eskom Holdings SOC Ltd. 144A
USD	100,000	6.75%, 08/06/23	101,440
	100,000	7.13%, 02/11/25	101,689
	100,000	8.45%, 08/10/28	107,823
	132,219	South Africa Ltd. 144A 3.00% 12/31/22	1,322
	100,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	101,993
			414,267
South Korea: 0.3%
		Woori Bank 144A
	200,000	4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/04/24 (o)	201,909
	100,000	4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (o)	101,602
			303,511
Spain: 1.7%
EUR	100,000	Abanca Corp. Bancaria SA Reg S 6.13% (EUR Swap Annual 5 Year+5.93%), 01/18/29	126,830
USD	63,204	Abengoa Abenewco 2 SAU Reg S 1.25% 03/31/23 #	0
EUR	100,000	Abengoa SA 0.00%, 03/31/27 (d)(s)*	438
USD	200,000	AI Candelaria Spain SLU 144A 7.50%, 12/15/28	228,730
		Banco de Sabadell SA Reg S
EUR	100,000	1.75%, 05/10/24	115,056
	200,000	5.63%, 05/06/26	266,959
		Bankia SA Reg S
	100,000	1.13%, 11/12/26	113,140
	100,000	3.38% (EUR Swap Annual 5 Year+3.35%), 03/15/27	116,905
	100,000	3.75% (EUR Swap Annual 5 Year+3.62%), 02/15/29	121,500
	200,000	Cellnex Telecom SAU Reg S 3.13%, 07/27/22	238,492
	100,000	El Corte Ingles SA Reg S 3.00%, 03/15/24	114,544
	275,000	Grifols SA Reg S 3.20%, 05/01/25	310,864
	125,000	Grupo Antolin-Irausa SA Reg S 3.25%, 04/30/24	134,966
		Grupo Isolux Corsan SA
	302	1.00%, 12/30/21 (d)*	5
	56,417	6.00%, 12/30/21 (d)*	500
	100,000	Obrascon Huarte Lain SA Reg S 5.50%, 03/15/23	86,194
			1,975,123
Sweden: 1.5%
	175,000	Akelius Residential Property AB Reg S 3.88% (Euribor ICE Swap Rate 11:00am 5 Year+3.49%), 10/05/78	206,759
	100,000	Dometic Group AB Reg S 3.00%, 05/08/26	113,410
	425,000	Intrum AB Reg S 3.13%, 07/15/24 †	479,644
USD	100,000	Stena AB 144A 7.00%, 02/01/24 †	102,917
	200,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/22	207,693
EUR	100,000	Telefonaktiebolaget LM Ericsson Reg S 1.88%, 03/01/24	117,658
	200,000	Verisure Midholding AB Reg S 5.75%, 12/01/23	227,822
		Volvo Car AB Reg S
	100,000	2.00%, 01/24/25	113,968
	100,000	3.25%, 05/18/21	114,987
			1,684,858
Turkey: 3.2%
		Akbank T.A.S. 144A
USD	125,000	5.00%, 10/24/22	129,100
	150,000	5.13%, 03/31/25 †	153,395
	100,000	Arcelik AS 144A 5.00%, 04/03/23	103,544
	200,000	KOC Holding AS 144A 5.25%, 03/15/23	208,190
	200,000	QNB Finansbank AS 144A 4.88%, 05/19/22	204,916
	200,000	TC Ziraat Bankasi AS 144A 5.13%, 05/03/22	204,740
	200,000	Tupras Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	201,507
	100,000	Turk Telekomunikasyon AS 144A 4.88%, 06/19/24 †	102,706
	200,000	Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28	208,720
	300,000	Turkiye Garanti Bankasi AS 144A 5.25%, 09/13/22	311,370
	100,000	Turkiye Halk Bankasi AS 144A 4.75%, 02/11/21	99,008
		Turkiye Is Bankasi AS 144A
	100,000	5.38%, 10/06/21	103,162
	325,000	6.00%, 10/24/22	333,214
	250,000	6.13%, 04/25/24	260,225
	200,000	Turkiye Sinai Kalkinma Bankasi AS Reg S 5.50%, 01/16/23	205,495
	100,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	109,989
		Turkiye Vakiflar Bankasi TAO 144A
	125,000	5.50%, 10/27/21	128,746
	100,000	5.75%, 01/30/23	103,515
	100,000	6.00%, 11/01/22 †	102,730
		Yapi ve Kredi Bankasi AS 144A
	100,000	5.50%, 12/06/22	101,550
	150,000	5.75%, 02/24/22	155,533
	100,000	5.85%, 06/21/24	103,730
	100,000	8.50% (USD Swap Semi 30/360 5 Year+7.40%), 03/09/26 †	103,678
			3,738,763

United Arab Emirates: 0.6%
	200,000	Acwa Power Management And Investments One Ltd. 144A 5.95%, 12/15/39	218,087
	200,000	Emirates NBD Bank PJSC Reg S 6.13% (USD Swap Semi 30/360 6 Year+3.66%), 03/20/25 (o)	211,800
	200,000	Oztel Holdings SPC Ltd. 144A 5.63%, 10/24/23	213,850
			643,737
United Kingdom: 9.0%
		AngloGold Ashanti Holdings Plc
	75,000	5.13%, 08/01/22	79,362
	50,000	6.50%, 04/15/40 †	56,617
GBP	100,000	Ardonagh Midco 3 Plc Reg S 8.38%, 07/15/23	134,499
	100,000	Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/23	140,411
USD	100,000	Aston Martin Capital Holdings Ltd. 144A 6.50%, 04/15/22 †	98,697
	100,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (o)	118,700
GBP	100,000	Boparan Finance Plc Reg S 5.50%, 07/15/21	98,548
	100,000	Centrica Plc Reg S 5.25% (GBP Swap 5 Year+3.61%), 04/10/75	143,935
USD	200,000	Connect Finco SARL / Connect US Finco LLC 144A 6.75%, 10/01/26	212,000
GBP	150,000	Co-operative Group Holdings 2011 Ltd. Reg S 7.50%, 07/08/26 (s)	227,451
USD	150,000	Delphi Technologies Plc 144A 5.00%, 10/01/25	166,500
	100,000	Drax Finco Plc 144A 6.63%, 11/01/25	106,007
	200,000	DTEK Finance Plc 10.75% 12/31/24	208,000
	200,000	eG Global Finance Plc 144A 6.75%, 02/07/25	202,917
		eG Global Finance Plc Reg S
EUR	100,000	3.63%, 02/07/24	110,445
	200,000	4.38%, 02/07/25	220,665
GBP	100,000	EI Group Plc Reg S 6.38%, 02/15/22	133,173
USD	300,000	Evraz Plc 144A 5.38%, 03/20/23	322,165
GBP	150,000	GKN Holdings Plc Reg S 5.38%, 09/19/22	216,054
	150,000	Heathrow Finance Plc Reg S 5.75%, 03/03/25	223,188
USD	200,000	Inmarsat Finance Plc 144A 4.88%, 05/15/22	202,875
EUR	150,000	International Personal Finance Plc Reg S 5.75%, 04/07/21	168,741
GBP	150,000	Jaguar Land Rover Automotive Plc 144A 5.00%, 02/15/22	202,673
		Jaguar Land Rover Automotive Plc Reg S
EUR	100,000	2.20%, 01/15/24	105,931
GBP	125,000	3.88%, 03/01/23	163,127
	110,000	Jerrold Finco Plc Reg S 6.25%, 09/15/21	147,947
USD	200,000	KCA Deutag Finance Plc 144A 7.25%, 05/15/21	139,580
GBP	100,000	Ladbrokes Group Finance Plc Reg S 5.13%, 09/16/22	139,548
EUR	100,000	LHC3 Plc Reg S 9.00% 08/15/24	114,267
USD	200,000	Liquid Telecommunications Financing Plc 144A 8.50%, 07/13/22	205,580
		Lloyds Banking Group Plc 144A
	190,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (o)	226,753
	150,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (o)	183,515
	200,000	MARB BondCo Plc 144A 6.88%, 01/19/25	210,883
GBP	100,000	Matalan Finance Plc Reg S 6.75%, 01/31/23	121,110
	100,000	Mclaren Finance Plc Reg S 5.00%, 08/01/22	128,247
EUR	100,000	NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.13%, 07/19/24	121,586
USD	70,000	Oschadbank 144A 9.38%, 03/10/23 (s)	74,482
	100,000	Petra Diamonds US Treasury Plc 144A 7.25%, 05/01/22 †	61,249
GBP	100,000	Pinewood Finance Co. Ltd. Reg S 3.25%, 09/30/25	134,735
EUR	100,000	Playtech Plc Reg S 3.75%, 10/12/23	114,418
USD	200,000	Polyus Finance Plc 144A 5.25%, 02/07/23	214,180
GBP	100,000	Shop Direct Funding Plc Reg S 7.75%, 11/15/22	128,379
USD	100,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o) †	122,985
GBP	100,000	Stonegate Pub Co. Financing Plc Reg S 4.88%, 03/15/22	133,997
	100,000	Stretford 79 Plc Reg S 6.75%, 07/15/24	120,623
EUR	100,000	Titan Global Finance Plc Reg S 3.50%, 06/17/21	115,000
GBP	100,000	Travis Perkins Plc Reg S 4.38%, 09/15/21	137,372
USD	200,000	Tullow Oil Plc 144A 7.00%, 03/01/25 †	162,252
GBP	100,000	Twinkle Pizza Plc Reg S 6.63%, 08/01/21	119,371
USD	36,000	Ukraine Railways Via Shortline Plc Reg S 9.88%, 09/15/21	37,765
	500,000	Valaris Plc 5.75%, 10/01/44	207,967
	200,000	Vedanta Resources Finance II Plc 144A 9.25%, 04/23/26	193,733
	300,000	Vedanta Resources Ltd. 144A 6.13%, 08/09/24	266,116
EUR	100,000	Virgin Media Finance Plc Reg S 4.50%, 01/15/25	113,635
USD	100,000	Virgin Media Secured Finance Plc 144A 5.50%, 05/15/29	105,435
		Virgin Media Secured Finance Plc Reg S
GBP	275,000	4.88%, 01/15/27	376,441
	200,000	5.00%, 04/15/27	279,115
EUR	100,000	Viridian Group FinanceCo Plc / Viridian Power & Energy Reg S 4.00%, 09/15/25	114,380
USD	225,000	Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	265,488
EUR	500,000	Vodafone Group Plc Reg S 3.10% (EUR Swap Annual 5 Year+2.67%), 01/03/79	581,678
USD	200,000	Walnut Bidco Plc 144A 9.13%, 08/01/24 †	207,240
GBP	150,000	William Hill Plc Reg S 4.88%, 09/07/23	211,904
			10,401,637
United States: 2.6%
USD	150,000	AerCap Global Aviation Trust 144A 6.50% (ICE LIBOR USD 3 Month+4.30%), 06/15/45	167,265
	100,000	Calfrac Holdings LP 144A 8.50%, 06/15/26	38,003
	250,000	CEMEX Finance LLC 144A 6.00%, 04/01/24	256,562
EUR	100,000	CGG Holding US, Inc. Reg S 7.88%, 05/01/23	117,205
USD	150,000	Cott Holdings, Inc. 144A 5.50%, 04/01/25	155,938
	150,000	Dresdner Funding Trust I 144A 8.15%, 06/30/31	205,631
		JBS USA LUX SA / JBS USA Finance, Inc. 144A
	100,000	5.75%, 06/15/25	103,842
	100,000	6.75%, 02/15/28	110,936
		JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A
	350,000	5.50%, 01/15/30	378,647
	150,000	6.50%, 04/15/29	168,279
	100,000	Kronos Acquisition Holdings, Inc. 144A 9.00%, 08/15/23	96,330
		Mercer International, Inc.
	41,000	5.50%, 01/15/26	41,563
	100,000	6.50%, 02/01/24	103,542
	160,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. 144A 7.38%, 01/15/22	82,000
	200,000	NBM US Holdings, Inc. 144A 6.63%, 08/06/29	215,500
	100,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (o) †	142,660
	100,000	Resolute Forest Products, Inc. 5.88%, 05/15/23 †	100,792
	236,911	Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	266,034
	100,000	Stillwater Mining Co. 144A 7.13%, 06/27/25	106,850
	50,000	Terraform Global Operating LLC 144A 6.13%, 03/01/26	52,267
	100,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	98,390
			3,008,236
Vietnam: 0.2%
	250,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	258,696

Total Corporate Bonds (Cost: $112,843,135)			112,876,820
GOVERNMENT OBLIGATIONS: 0.7%
Azerbaijan: 0.2%
	200,000	State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	248,102

Costa Rica: 0.1%
	100,000	Instituto Costarricense de Electricidad Reg S 6.95%, 11/10/21	104,501

Turkey: 0.4%
		Export Credit Bank of Turkey 144A
USD	100,000	5.00%, 09/23/21	102,912
	100,000	5.38%, 02/08/21	102,456
	200,000	6.13%, 05/03/24	209,244
			414,612

Total Government Obligations (Cost: $720,237)			767,215

Number of Shares
COMMON STOCK: 0.0% (Cost: $5,626)
Canada: 0.0%
	988	Tervita Corp.*	$5,536

WARRANTS: 0.0% (Cost: $10,977)
Spain: 0.0%
	138	Grupo Isolux Corsan SA (EUR 0.00, expiring 12/30/21) # ∞ *	0

Total Investments Before Collateral for Securities Loaned: 98.2%
(Cost: $113,579,975)			113,649,571
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0% (Cost: $2,367,769)
	2,367,769	State Street Navigator Securities Lending Government Money Market Portfolio	2,367,769

Total Investments: 100.2% (Cost: $115,947,744)			116,017,340
Liabilities in excess of other assets: (0.2)%			(237,982)
NET ASSETS: 100.0%			$115,779,358

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:
(d)	Security in default of coupon payment
(e)	Security in default of principal
(o)	Perpetual Maturity - the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
^	Zero Coupon Bond
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,340,396.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $46,358,951, or 40.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	8.2%	$9,279,275
Communications	17.3	19,636,959
Consumer, Cyclical	9.8	11,129,844
Consumer, Non-cyclical	10.3	11,660,842
Diversified	0.6	665,540
Energy	10.4	11,863,446
Financial	29.5	33,575,050
Government	0.7	767,215
Industrial	7.8	8,897,280
Technology	1.0	1,106,173
Utilities	4.4	5,067,947
	100.0%	$113,649,571

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.5%
Australia: 4.9%
	Australia & New Zealand Banking Group Ltd. 144A
$300,000	2.22% (ICE LIBOR USD 3 Month+.32%), 11/09/20	$300,689
500,000	2.36% (ICE LIBOR USD 3 Month+.46%), 05/17/21	502,353
1,765,000	2.38% (ICE LIBOR USD 3 Month+.49%), 11/21/22	1,776,067
850,000	2.61% (ICE LIBOR USD 3 Month+.71%), 05/19/22	859,586
	Commonwealth Bank of Australia 144A
672,000	2.59% (ICE LIBOR USD 3 Month+.70%), 03/10/22	679,627
2,425,000	2.59% (ICE LIBOR USD 3 Month+.70%), 03/16/23	2,452,145
750,000	2.72% (ICE LIBOR USD 3 Month+.83%), 09/06/21	757,989
1,575,000	2.72% (ICE LIBOR USD 3 Month+.82%), 06/04/24	1,597,563
300,000	Macquarie Bank Ltd. 144A 2.92% (ICE LIBOR USD 3 Month+1.12%), 07/29/20	301,499
1,800,000	Macquarie Group Ltd. 144A 3.30% (ICE LIBOR USD 3 Month+1.35%), 03/27/24	1,833,396
	National Australia Bank Ltd. 144A
400,000	2.20% (ICE LIBOR USD 3 Month+.35%), 01/12/21	401,236
1,650,000	2.45% (ICE LIBOR USD 3 Month+.60%), 04/12/23	1,664,025
650,000	2.46% (ICE LIBOR USD 3 Month+.71%), 11/04/21	656,290
1,650,000	2.62% (ICE LIBOR USD 3 Month+.72%), 05/22/22	1,668,968
550,000	2.72% (ICE LIBOR USD 3 Month+.89%), 01/10/22	557,457
725,000	2.85% (ICE LIBOR USD 3 Month+1.00%), 07/12/21	734,389
	Westpac Banking Corp.
350,000	2.14% (ICE LIBOR USD 3 Month+.34%), 01/25/21	350,854
1,574,000	2.42% (ICE LIBOR USD 3 Month+.57%), 01/11/23	1,584,060
2,650,000	2.63% (ICE LIBOR USD 3 Month+.72%), 05/15/23 †	2,677,771
1,550,000	2.67% (ICE LIBOR USD 3 Month+.71%), 06/28/22	1,566,538
1,550,000	2.69% (ICE LIBOR USD 3 Month+.77%), 02/26/24	1,566,575
550,000	2.70% (ICE LIBOR USD 3 Month+.85%), 01/11/22	556,703
625,000	2.75% (ICE LIBOR USD 3 Month+.85%), 08/19/21 †	631,129
		25,676,909
Canada: 2.8%
	Bank of Montreal
825,000	2.19% (ICE LIBOR USD 3 Month+.34%), 07/13/20	826,214
350,000	2.20% (ICE LIBOR USD 3 Month+.40%), 01/22/21	350,837
180,000	2.29% (ICE LIBOR USD 3 Month+.40%), 09/10/21	180,714
475,000	2.31% (ICE LIBOR USD 3 Month+.46%), 04/13/21	476,946
550,000	2.52% (ICE LIBOR USD 3 Month+.57%), 03/26/22	554,046
625,000	2.71% (ICE LIBOR USD 3 Month+.79%), 08/27/21	631,470
	Bank of Nova Scotia
325,000	2.16% (ICE LIBOR USD 3 Month+.29%), 01/08/21	325,573
475,000	2.26% (ICE LIBOR USD 3 Month+.44%), 04/20/21 †	476,867
530,000	2.53% (ICE LIBOR USD 3 Month+.64%), 03/07/22	535,016
	Canadian Imperial Bank of Commerce
400,000	2.08% (ICE LIBOR USD 3 Month+.32%), 02/02/21 †	400,728
300,000	2.21% (ICE LIBOR USD 3 Month+.31%), 10/05/20	300,471
1,625,000	2.55% (ICE LIBOR USD 3 Month+.66%), 09/13/23 †	1,643,620
1,600,000	2.61% (ICE LIBOR USD 3 Month+.72%), 06/16/22	1,618,421
	Royal Bank of Canada
300,000	2.03% (ICE LIBOR USD 3 Month+.24%), 10/26/20	300,405
700,000	2.10% (ICE LIBOR USD 3 Month+.30%), 07/22/20	700,935
1,000,000	2.16% (ICE LIBOR USD 3 Month+.39%), 04/30/21	1,003,997
400,000	2.19% (ICE LIBOR USD 3 Month+.40%), 01/25/21	401,639
550,000	2.24% (ICE LIBOR USD 3 Month+.47%), 04/29/22	552,829
600,000	2.49% (ICE LIBOR USD 3 Month+.73%), 02/01/22	606,816
	Toronto-Dominion Bank
300,000	2.03% (ICE LIBOR USD 3 Month+.24%), 01/25/21	300,507
700,000	2.16% (ICE LIBOR USD 3 Month+.26%), 09/17/20	701,188
800,000	2.17% (ICE LIBOR USD 3 Month+.27%), 03/17/21	801,889
825,000	2.32% (ICE LIBOR USD 3 Month+.43%), 06/11/21	829,109
350,000	2.87% (ICE LIBOR USD 3 Month+1.00%), 04/07/21	353,721
		14,873,958
Cayman Islands: 0.7%
	Tencent Holdings Ltd. 144A
1,425,000	2.42% (ICE LIBOR USD 3 Month+.60%), 01/19/23	1,418,305
2,150,000	2.76% (ICE LIBOR USD 3 Month+.91%), 04/11/24	2,173,719
		3,592,024
China / Hong Kong: 0.2%
625,000	AIA Group Ltd 144A 2.43% (ICE LIBOR USD 3 Month+.52%), 09/20/21	626,471
300,000	Industrial & Commercial Bank of China Ltd. 2.65% (ICE LIBOR USD 3 Month+.75%), 11/08/20	300,645
		927,116
France: 1.5%
375,000	Banque Federative du Credit Mutuel SA 144A 2.31% (ICE LIBOR USD 3 Month+.49%), 07/20/20	375,821
2,100,000	BPCE SA 2.79% (ICE LIBOR USD 3 Month+.88%), 05/31/22	2,129,928
	BPCE SA 144A
1,825,000	3.12% (ICE LIBOR USD 3 Month+1.22%), 05/22/22	1,856,343
1,550,000	3.13% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,582,619
1,575,000	Credit Agricole SA 144A 2.82% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	1,595,700
300,000	Societe Generale SA 144A 3.20% (ICE LIBOR USD 3 Month+1.33%), 04/08/21	303,718
		7,844,129
Germany: 0.5%
	Deutsche Bank AG
396,000	2.62% (ICE LIBOR USD 3 Month+.81%), 01/22/21	395,161
500,000	2.82% (ICE LIBOR USD 3 Month+.97%), 07/13/20	500,488
300,000	3.04% (ICE LIBOR USD 3 Month+1.29%), 02/04/21	300,632
1,570,000	3.09% (ICE LIBOR USD 3 Month+1.19%), 11/16/22	1,564,141
		2,760,422
Italy: 0.1%
575,000	UniCredit SpA 144A 5.74% (ICE LIBOR USD 3 Month+3.90%), 01/14/22	604,501
Japan: 7.8%
	Mitsubishi UFJ Financial Group, Inc.
850,000	2.44% (ICE LIBOR USD 3 Month+.65%), 07/26/21	855,077
3,200,000	2.58% (ICE LIBOR USD 3 Month+.79%), 07/25/22	3,223,787
550,000	2.59% (ICE LIBOR USD 3 Month+.70%), 03/07/22	553,464
2,380,000	2.65% (ICE LIBOR USD 3 Month+.74%), 03/02/23	2,395,032
5,225,000	2.65% (ICE LIBOR USD 3 Month+.86%), 07/26/23	5,265,759
600,000	2.82% (ICE LIBOR USD 3 Month+.92%), 02/22/22	607,447
1,200,000	2.95% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	1,215,749
500,000	3.79% (ICE LIBOR USD 3 Month+1.88%), 03/01/21	508,925
	Mizuho Financial Group, Inc.
2,780,000	2.68% (ICE LIBOR USD 3 Month+.79%), 03/05/23	2,796,126
1,650,000	2.68% (ICE LIBOR USD 3 Month+.84%), 07/16/23	1,661,126
1,650,000	2.74% (ICE LIBOR USD 3 Month+.85%), 09/13/23	1,661,730
3,725,000	2.77% (ICE LIBOR USD 3 Month+.88%), 09/11/22	3,766,340
1,452,000	2.85% (ICE LIBOR USD 3 Month+.94%), 02/28/22	1,469,827
2,080,000	2.89% (ICE LIBOR USD 3 Month+1.00%), 09/11/24	2,104,769
1,161,000	3.03% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	1,177,826
350,000	Mizuho Financial Group, Inc. 144A 3.32% (ICE LIBOR USD 3 Month+1.48%), 04/12/21	355,091
650,000	Sumitomo Mitsui Banking Corp. 2.21% (ICE LIBOR USD 3 Month+.37%), 10/16/20	651,334
	Sumitomo Mitsui Financial Group, Inc.
1,650,000	2.56% (ICE LIBOR USD 3 Month+.74%), 10/18/22	1,661,520
1,650,000	2.58% (ICE LIBOR USD 3 Month+.74%), 01/17/23	1,659,446
1,650,000	2.62% (ICE LIBOR USD 3 Month+.78%), 07/12/22	1,662,282
2,675,000	2.64% (ICE LIBOR USD 3 Month+.80%), 10/16/23	2,695,930
1,625,000	2.68% (ICE LIBOR USD 3 Month+.86%), 07/19/23	1,638,263
625,000	2.95% (ICE LIBOR USD 3 Month+1.11%), 07/14/21	633,061
550,000	2.96% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	557,922
		40,777,833
Netherlands: 2.2%
	ABN AMRO Bank NV 144A
500,000	2.23% (ICE LIBOR USD 3 Month+.41%), 01/19/21	501,712
1,050,000	2.49% (ICE LIBOR USD 3 Month+.57%), 08/27/21	1,056,542
1,350,000	BMW Finance NV 144A 2.69% (ICE LIBOR USD 3 Month+.79%), 08/12/22	1,361,921
1,100,000	BNG Bank NV 144A 1.94% (ICE LIBOR USD 3 Month+.10%), 07/14/20	1,100,639
	Cooperatieve Rabobank UA
500,000	2.22% (ICE LIBOR USD 3 Month+.43%), 04/26/21	501,804
550,000	2.66% (ICE LIBOR USD 3 Month+.83%), 01/10/22	556,071
	ING Groep NV
1,650,000	2.91% (ICE LIBOR USD 3 Month+1.00%), 10/02/23	1,673,864
1,200,000	3.11% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	1,217,911
990,000	Nederlandse Waterschapsbank NV 144A 1.91% (ICE LIBOR USD 3 Month+.01%), 11/10/20	990,002
1,600,000	Shell International Finance BV 2.30% (ICE LIBOR USD 3 Month+.40%), 11/13/23 †	1,604,764
1,000,000	Siemens Financieringsmaatschappij NV 144A 2.50% (ICE LIBOR USD 3 Month+.61%), 03/16/22	1,006,576
		11,571,806
New Zealand: 0.3%
1,620,000	ASB Bank Ltd. 144A 2.86% (ICE LIBOR USD 3 Month+.97%), 06/14/23	1,645,043
Norway: 0.4%
	DNB Bank ASA 144A
300,000	2.28% (ICE LIBOR USD 3 Month+.37%), 10/02/20	300,672
2,000,000	2.53% (ICE LIBOR USD 3 Month+.62%), 12/02/22	2,017,256
		2,317,928
Singapore: 0.5%
1,550,000	BOC Aviation Ltd. 144A 3.07% (ICE LIBOR USD 3 Month+1.12%), 09/26/23	1,562,868
900,000	DBS Group Holdings Ltd. 144A 2.42% (ICE LIBOR USD 3 Month+.62%), 07/25/22	905,633
350,000	United Overseas Bank Ltd. 144A 2.29% (ICE LIBOR USD 3 Month+.48%), 04/23/21	351,109
		2,819,610
Spain: 0.8%
	Banco Santander SA
1,600,000	2.97% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	1,614,406
1,700,000	3.00% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	1,720,505
625,000	3.41% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	637,625
		3,972,536
Sweden: 0.7%
1,200,000	Skandinaviska Enskilda Banken AB 144A 2.33% (ICE LIBOR USD 3 Month+.43%), 05/17/21	1,203,883
	Svenska Handelsbanken AB
350,000	2.25% (ICE LIBOR USD 3 Month+.36%), 09/08/20	350,773
1,350,000	2.38% (ICE LIBOR USD 3 Month+.47%), 05/24/21	1,356,212
575,000	Swedbank AB 144A 2.59% (ICE LIBOR USD 3 Month+.70%), 03/14/22	578,475
		3,489,343
Switzerland: 2.5%
	Credit Suisse Group AG 144A
1,625,000	3.09% (ICE LIBOR USD 3 Month+1.20%), 12/14/23	1,645,594
2,350,000	3.13% (ICE LIBOR USD 3 Month+1.24%), 06/12/24	2,392,044
650,000	UBS AG 144A 2.39% (ICE LIBOR USD 3 Month+.48%), 12/01/20	651,783
	UBS Group AG 144A
3,950,000	2.86% (ICE LIBOR USD 3 Month+.95%), 08/15/23	3,992,681
3,175,000	3.13% (ICE LIBOR USD 3 Month+1.22%), 05/23/23	3,227,540
615,000	3.29% (ICE LIBOR USD 3 Month+1.53%), 02/01/22	630,524
725,000	3.62% (ICE LIBOR USD 3 Month+1.78%), 04/14/21	739,496
		13,279,662
United Kingdom: 9.6%
675,000	Barclays Bank Plc 2.31% (ICE LIBOR USD 3 Month+.46%), 01/11/21	676,151
	Barclays Plc
4,850,000	3.28% (ICE LIBOR USD 3 Month+1.38%), 05/16/24	4,922,154
2,150,000	3.34% (ICE LIBOR USD 3 Month+1.43%), 02/15/23	2,176,510
2,450,000	3.46% (ICE LIBOR USD 3 Month+1.62%), 01/10/23	2,491,529
1,175,000	4.01% (ICE LIBOR USD 3 Month+2.11%), 08/10/21	1,202,821
700,000	BP Capital Markets Plc 2.16% (ICE LIBOR USD 3 Month+.25%), 11/24/20	701,379
653,000	Credit Suisse Group Funding Guernsey Ltd. 4.11% (ICE LIBOR USD 3 Month+2.29%), 04/16/21	668,816
550,000	GlaxoSmithKline Capital Plc 2.26% (ICE LIBOR USD 3 Month+.35%), 05/14/21	552,107
	HSBC Holdings Plc
2,300,000	2.50% (ICE LIBOR USD 3 Month+.60%), 05/18/21	2,303,063
2,300,000	2.54% (ICE LIBOR USD 3 Month+.65%), 09/11/21	2,306,933
6,325,000	2.90% (ICE LIBOR USD 3 Month+1.00%), 05/18/24	6,412,613
1,450,000	3.40% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	1,483,661
1,225,000	3.57% (ICE LIBOR USD 3 Month+1.66%), 05/25/21	1,248,393
600,000	4.13% (ICE LIBOR USD 3 Month+2.24%), 03/08/21	613,309
650,000	Lloyds Bank Plc 2.38% (ICE LIBOR USD 3 Month+.49%), 05/07/21	652,687
700,000	Lloyds Banking Group Plc 2.73% (ICE LIBOR USD 3 Month+.80%), 06/21/21	705,386
2,400,000	Reckitt Benckiser Treasury Services Plc 144A 2.49% (ICE LIBOR USD 3 Month+.56%), 06/24/22	2,411,296
	Royal Bank of Scotland Group Plc
4,825,000	3.38% (ICE LIBOR USD 3 Month+1.47%), 05/15/23	4,906,730
2,455,000	3.50% (ICE LIBOR USD 3 Month+1.55%), 06/25/24	2,507,953
	Santander UK Plc
850,000	2.53% (ICE LIBOR USD 3 Month+.62%), 06/01/21	854,552
550,000	2.57% (ICE LIBOR USD 3 Month+.66%), 11/15/21	554,039
	Standard Chartered Plc 144A
1,835,000	2.97% (ICE LIBOR USD 3 Month+1.15%), 01/20/23	1,853,367
4,725,000	3.09% (ICE LIBOR USD 3 Month+1.20%), 09/10/22	4,772,764
3,281,000	Vodafone Group Plc 2.83% (ICE LIBOR USD 3 Month+.99%), 01/16/24	3,327,629
		50,305,842
United States: 64.0%
	AbbVie, Inc. 144A
892,000	2.24% (ICE LIBOR USD 3 Month+.35%), 05/21/21	894,180
850,000	2.35% (ICE LIBOR USD 3 Month+.46%), 11/19/21	853,027
2,400,000	2.54% (ICE LIBOR USD 3 Month+.65%), 11/21/22	2,422,027
	American Express Co.
400,000	2.10% (ICE LIBOR USD 3 Month+.33%), 10/30/20	400,621
950,000	2.43% (ICE LIBOR USD 3 Month+.53%), 05/17/21	954,240
1,125,000	2.49% (ICE LIBOR USD 3 Month+.60%), 11/05/21	1,132,828
1,650,000	2.51% (ICE LIBOR USD 3 Month+.75%), 08/03/23	1,668,683
994,000	2.52% (ICE LIBOR USD 3 Month+.62%), 05/20/22	1,002,149
350,000	American Express Credit Corp. 2.94% (ICE LIBOR USD 3 Month+1.05%), 09/14/20	351,897
	American Honda Finance Corp.
1,150,000	2.24% (ICE LIBOR USD 3 Month+.35%), 06/11/21	1,154,181
550,000	2.36% (ICE LIBOR USD 3 Month+.45%), 02/15/22	553,041
1,650,000	2.49% (ICE LIBOR USD 3 Month+.54%), 06/27/22	1,662,639
	Apple, Inc.
850,000	2.25% (ICE LIBOR USD 3 Month+.35%), 05/11/22	854,585
1,175,000	2.40% (ICE LIBOR USD 3 Month+.50%), 02/09/22	1,185,475
300,000	3.04% (ICE LIBOR USD 3 Month+1.13%), 02/23/21	303,391
	AT&T, Inc.
1,700,000	2.66% (ICE LIBOR USD 3 Month+.75%), 06/01/21	1,712,129
1,725,000	2.78% (ICE LIBOR USD 3 Month+.95%), 07/15/21	1,743,690
10,250,000	3.07% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	10,439,769
1,700,000	Athene Global Funding 144A 3.14% (ICE LIBOR USD 3 Month+1.23%), 07/01/22	1,734,561
606,000	Aviation Capital Group LLC 144A 2.86% (ICE LIBOR USD 3 Month+.95%), 06/01/21	609,715
	Bank of America Corp.
550,000	2.19% (ICE LIBOR USD 3 Month+.38%), 01/23/22	550,879
1,168,000	2.48% (ICE LIBOR USD 3 Month+.66%), 07/21/21	1,171,195
925,000	2.56% (ICE LIBOR USD 3 Month+.65%), 10/01/21	928,561
2,725,000	2.60% (ICE LIBOR USD 3 Month+.65%), 06/25/22	2,743,038
4,750,000	2.66% (ICE LIBOR USD 3 Month+.77%), 02/05/26	4,756,378
4,786,000	2.68% (ICE LIBOR USD 3 Month+.79%), 03/05/24	4,826,543
1,650,000	2.77% (ICE LIBOR USD 3 Month+.96%), 07/23/24	1,671,007
4,850,000	2.80% (ICE LIBOR USD 3 Month+1.00%), 04/24/23	4,911,778
2,450,000	2.98% (ICE LIBOR USD 3 Month+1.16%), 01/20/23	2,491,267
1,650,000	3.00% (ICE LIBOR USD 3 Month+1.18%), 10/21/22	1,676,118
350,000	3.24% (ICE LIBOR USD 3 Month+1.42%), 04/19/21	355,448
	Bank of America NA
1,725,000	2.11% (ICE LIBOR USD 3 Month+.32%), 07/26/21	1,726,398
1,975,000	2.26% (ICE LIBOR USD 3 Month+.35%), 05/24/21	1,976,925
1,450,000	Bank of New York Mellon 2.18% (ICE LIBOR USD 3 Month+.28%), 06/04/21	1,451,483
	BAT Capital Corp.
700,000	2.50% (ICE LIBOR USD 3 Month+.59%), 08/14/20	701,586
2,375,000	2.79% (ICE LIBOR USD 3 Month+.88%), 08/15/22	2,389,540
	Bayer US Finance II LLC 144A
1,525,000	2.58% (ICE LIBOR USD 3 Month+.63%), 06/25/21	1,532,248
3,950,000	2.90% (ICE LIBOR USD 3 Month+1.01%), 12/15/23	3,988,835
	BMW US Capital LLC 144A
500,000	2.26% (ICE LIBOR USD 3 Month+.41%), 04/12/21	501,563
500,000	2.28% (ICE LIBOR USD 3 Month+.37%), 08/14/20	500,847
775,000	2.40% (ICE LIBOR USD 3 Month+.50%), 08/13/21	778,477
	Bristol-Myers Squibb Co. 144A
550,000	2.10% (ICE LIBOR USD 3 Month+.20%), 11/16/20	550,745
550,000	2.28% (ICE LIBOR USD 3 Month+.38%), 05/16/22	552,352
1,650,000	Capital One NA 2.92% (ICE LIBOR USD 3 Month+1.15%), 01/30/23	1,670,382
	Caterpillar Financial Services Corp.
800,000	2.12% (ICE LIBOR USD 3 Month+.23%), 03/15/21	801,594
500,000	2.17% (ICE LIBOR USD 3 Month+.25%), 08/26/20	500,708
350,000	2.19% (ICE LIBOR USD 3 Month+.30%), 03/08/21	350,910
500,000	2.29% (ICE LIBOR USD 3 Month+.39%), 05/17/21	501,843
715,000	Charles Schwab Corp. 2.21% (ICE LIBOR USD 3 Month+.32%), 05/21/21	716,550
	Cigna Corp.
975,000	2.55% (ICE LIBOR USD 3 Month+.65%), 09/17/21	975,114
2,275,000	2.72% (ICE LIBOR USD 3 Month+.89%), 07/15/23	2,304,303
	Citibank NA
450,000	2.12% (ICE LIBOR USD 3 Month+.30%), 10/20/20	450,838
825,000	2.25% (ICE LIBOR USD 3 Month+.35%), 02/12/21	827,087
875,000	2.38% (ICE LIBOR USD 3 Month+.57%), 07/23/21	880,731
500,000	2.43% (ICE LIBOR USD 3 Month+.53%), 02/19/22 †	501,962
1,625,000	2.50% (ICE LIBOR USD 3 Month+.60%), 05/20/22	1,634,105
	Citigroup, Inc.
1,700,000	2.46% (ICE LIBOR USD 3 Month+.55%), 08/25/36	1,382,693
2,430,000	2.75% (ICE LIBOR USD 3 Month+.95%), 07/24/23	2,458,005
1,875,000	2.75% (ICE LIBOR USD 3 Month+.96%), 04/25/22	1,904,545
3,200,000	2.93% (ICE LIBOR USD 3 Month+1.02%), 06/01/24	3,247,427
892,000	2.95% (ICE LIBOR USD 3 Month+1.19%), 08/02/21	903,944
875,000	2.96% (ICE LIBOR USD 3 Month+1.07%), 12/08/21	887,475
4,854,000	3.00% (ICE LIBOR USD 3 Month+1.10%), 05/17/24	4,943,390
2,125,000	3.16% (ICE LIBOR USD 3 Month+1.25%), 07/01/26	2,177,049
650,000	3.34% (ICE LIBOR USD 3 Month+1.38%), 03/30/21	659,725
6,450,000	3.34% (ICE LIBOR USD 3 Month+1.43%), 09/01/23	6,610,965
	Comcast Corp.
800,000	2.24% (ICE LIBOR USD 3 Month+.33%), 10/01/20	801,665
1,125,000	2.35% (ICE LIBOR USD 3 Month+.44%), 10/01/21	1,131,285
1,650,000	2.46% (ICE LIBOR USD 3 Month+.63%), 04/15/24	1,674,669
	Conagra Brands, Inc.
325,000	2.38% (ICE LIBOR USD 3 Month+.50%), 10/09/20	325,657
350,000	2.55% (ICE LIBOR USD 3 Month+.75%), 10/22/20	350,039
550,000	ConocoPhillips Co. 2.81% (ICE LIBOR USD 3 Month+.90%), 05/15/22	558,994
850,000	Consolidated Edison Co. of New York, Inc. 2.35% (ICE LIBOR USD 3 Month+.40%), 06/25/21	854,439
750,000	Constellation Brands, Inc. 2.61% (ICE LIBOR USD 3 Month+.70%), 11/15/21	750,114
715,000	CVS Health Corp. 2.61% (ICE LIBOR USD 3 Month+.72%), 03/09/21	719,371
	Daimler Finance North America LLC 144A
525,000	2.30% (ICE LIBOR USD 3 Month+.55%), 05/04/21	527,066
725,000	2.35% (ICE LIBOR USD 3 Month+.45%), 02/22/21	726,750
525,000	2.56% (ICE LIBOR USD 3 Month+.67%), 11/05/21	528,412
750,000	2.78% (ICE LIBOR USD 3 Month+.88%), 02/22/22	757,369
1,925,000	2.81% (ICE LIBOR USD 3 Month+.90%), 02/15/22	1,946,504
650,000	Dominion Energy Gas Holdings LLC 2.49% (ICE LIBOR USD 3 Month+.60%), 06/15/21	653,426
350,000	Duke Energy Corp. 144A 2.41% (ICE LIBOR USD 3 Month+.50%), 05/14/21	351,670
400,000	DuPont de Nemours, Inc. 2.62% (ICE LIBOR USD 3 Month+.71%), 11/15/20	402,078
350,000	EQT Corp. 2.68% (ICE LIBOR USD 3 Month+.77%), 10/01/20	350,040
	Exxon Mobil Corp.
2,100,000	2.23% (ICE LIBOR USD 3 Month+.33%), 08/16/22	2,115,015
625,000	2.26% (ICE LIBOR USD 3 Month+.37%), 03/06/22	629,160
1,100,000	Florida Power & Light Co. 2.31% (ICE LIBOR USD 3 Month+.40%), 05/06/22	1,100,083
400,000	General Dynamics Corp. 2.28% (ICE LIBOR USD 3 Month+.38%), 05/11/21	401,596
	General Electric Co.
3,057,000	2.27% (ICE LIBOR USD 3 Month+.38%), 05/05/26	2,935,722
1,975,000	2.89% (ICE LIBOR USD 3 Month+1.00%), 03/15/23	1,990,142
631,000	General Mills, Inc. 2.38% (ICE LIBOR USD 3 Month+.54%), 04/16/21	634,240
325,000	General Motors Co. 2.69% (ICE LIBOR USD 3 Month+.80%), 08/07/20	325,654
	General Motors Financial Co., Inc.
325,000	2.73% (ICE LIBOR USD 3 Month+.85%), 04/09/21	326,586
1,650,000	3.27% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	1,666,318
575,000	3.39% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	582,066
1,123,000	Goldman Sachs Bank USA 2.16% (United States SOFR Secured Overnight Financing Rate+.60%), 05/24/21	1,124,135
	Goldman Sachs Group, Inc.
4,025,000	2.56% (ICE LIBOR USD 3 Month+.78%), 10/31/22	4,060,517
8,495,000	2.66% (ICE LIBOR USD 3 Month+.75%), 02/23/23	8,587,197
2,450,000	2.80% (ICE LIBOR USD 3 Month+1.00%), 07/24/23	2,480,722
2,025,000	2.90% (ICE LIBOR USD 3 Month+1.11%), 04/26/22	2,046,821
2,475,000	2.94% (ICE LIBOR USD 3 Month+1.05%), 06/05/23	2,508,804
1,425,000	3.08% (ICE LIBOR USD 3 Month+1.17%), 11/15/21	1,436,632
4,850,000	3.08% (ICE LIBOR USD 3 Month+1.17%), 05/15/26	4,938,914
650,000	3.09% (ICE LIBOR USD 3 Month+1.20%), 09/15/20	653,850
650,000	3.15% (ICE LIBOR USD 3 Month+1.36%), 04/23/21	659,099
5,828,000	3.51% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	6,048,830
3,250,000	3.55% (ICE LIBOR USD 3 Month+1.75%), 10/28/27	3,420,681
450,000	3.68% (ICE LIBOR USD 3 Month+1.77%), 02/25/21	457,675
1,500,000	Hartford Financial Services Group, Inc. 144A 4.03% (ICE LIBOR USD 3 Month+2.12%), 02/12/47	1,446,368
	Hewlett Packard Enterprise Co.
350,000	2.57% (ICE LIBOR USD 3 Month+.68%), 03/12/21	351,702
853,000	2.62% (ICE LIBOR USD 3 Month+.72%), 10/05/21	853,125
1,950,000	Honeywell International, Inc. 2.27% (ICE LIBOR USD 3 Month+.37%), 08/08/22	1,960,962
800,000	Hyundai Capital America 144A 2.81% (ICE LIBOR USD 3 Month+.94%), 07/08/21	802,580
	IBM Credit LLC
450,000	2.08% (ICE LIBOR USD 3 Month+.26%), 01/20/21	451,034
550,000	2.38% (ICE LIBOR USD 3 Month+.47%), 11/30/20	552,013
1,002,000	Intel Corp. 2.25% (ICE LIBOR USD 3 Month+.35%), 05/11/22	1,007,625
	International Business Machines Corp.
1,000,000	2.30% (ICE LIBOR USD 3 Month+.40%), 05/13/21	1,005,214
1,225,000	2.49% (ICE LIBOR USD 3 Month+.58%), 11/06/21 †	1,234,989
	Jackson National Life Global Funding 144A
350,000	2.13% (ICE LIBOR USD 3 Month+.30%), 10/15/20	350,640
550,000	2.37% (ICE LIBOR USD 3 Month+.48%), 06/11/21	552,992
	John Deere Capital Corp.
342,000	2.13% (ICE LIBOR USD 3 Month+.24%), 03/12/21	342,415
350,000	2.25% (ICE LIBOR USD 3 Month+.42%), 07/10/20	350,624
	JPMorgan Chase & Co.
1,150,000	2.44% (ICE LIBOR USD 3 Month+.55%), 03/09/21	1,150,601
3,500,000	2.51% (ICE LIBOR USD 3 Month+.61%), 06/18/22	3,520,380
1,650,000	2.54% (ICE LIBOR USD 3 Month+.73%), 04/23/24	1,657,297
1,150,000	2.59% (ICE LIBOR USD 3 Month+.68%), 06/01/21	1,152,437
1,650,000	2.68% (ICE LIBOR USD 3 Month+.85%), 01/10/25 †	1,669,401
3,970,000	2.69% (ICE LIBOR USD 3 Month+.90%), 04/25/23	4,015,729
3,270,000	2.70% (ICE LIBOR USD 3 Month+.89%), 07/23/24	3,307,953
1,650,000	2.83% (ICE LIBOR USD 3 Month+1.00%), 01/15/23 †	1,673,348
1,700,000	2.91% (ICE LIBOR USD 3 Month+1.00%), 05/15/47	1,469,217
350,000	2.98% (ICE LIBOR USD 3 Month+1.21%), 10/29/20 †	352,548
850,000	2.99% (ICE LIBOR USD 3 Month+1.10%), 06/07/21	860,352
6,475,000	3.03% (ICE LIBOR USD 3 Month+1.23%), 10/24/23	6,606,140
550,000	3.39% (ICE LIBOR USD 3 Month+1.48%), 03/01/21	557,479
	JPMorgan Chase Bank NA
850,000	2.13% (ICE LIBOR USD 3 Month+.34%), 04/26/21	850,613
675,000	2.20% (ICE LIBOR USD 3 Month+.29%), 02/01/21	675,000
1,000,000	2.27% (ICE LIBOR USD 3 Month+.37%), 02/19/21 †	1,000,400
	Kraft Heinz Foods Co.
425,000	2.47% (ICE LIBOR USD 3 Month+.57%), 02/10/21	425,827
1,625,000	2.72% (ICE LIBOR USD 3 Month+.82%), 08/10/22	1,633,157
350,000	Marriott International, Inc. 2.51% (ICE LIBOR USD 3 Month+.60%), 12/01/20	351,009
650,000	McDonald’s Corp. 2.23% (ICE LIBOR USD 3 Month+.43%), 10/28/21	653,221
	Metropolitan Life Global Funding I 144A
1,500,000	2.08% (United States SOFR Secured Overnight Financing Rate+.50%), 05/28/21	1,504,519
720,000	2.10% (ICE LIBOR USD 3 Month+.23%), 01/08/21	721,492
650,000	2.15% (United States SOFR Secured Overnight Financing Rate+.57%), 09/07/20	651,462
	Morgan Stanley
1,300,000	2.45% (ICE LIBOR USD 3 Month+.55%), 02/10/21	1,300,153
6,530,000	2.73% (ICE LIBOR USD 3 Month+.93%), 07/22/22	6,598,977
3,450,000	3.00% (ICE LIBOR USD 3 Month+1.18%), 01/20/22	3,484,528
5,575,000	3.12% (ICE LIBOR USD 3 Month+1.22%), 05/08/24	5,680,964
8,101,000	3.20% (ICE LIBOR USD 3 Month+1.40%), 10/24/23	8,299,906
700,000	3.22% (ICE LIBOR USD 3 Month+1.40%), 04/21/21	710,843
	MPLX LP
1,150,000	2.79% (ICE LIBOR USD 3 Month+.90%), 09/09/21	1,154,353
3,250,000	2.99% (ICE LIBOR USD 3 Month+1.10%), 09/09/22	3,265,175
975,000	NBCUniversal Enterprise, Inc. 144A 2.31% (ICE LIBOR USD 3 Month+.40%), 04/01/21	979,137
	New York Life Global Funding 144A
557,000	2.07% (ICE LIBOR USD 3 Month+.16%), 10/01/20	557,641
875,000	2.10% (ICE LIBOR USD 3 Month+.28%), 01/21/22	878,095
700,000	Nissan Motor Acceptance Corp. 144A 2.74% (ICE LIBOR USD 3 Month+.89%), 01/13/22	704,483
	Occidental Petroleum Corp.
350,000	2.85% (ICE LIBOR USD 3 Month+.95%), 02/08/21	352,585
550,000	3.15% (ICE LIBOR USD 3 Month+1.25%), 08/13/21	553,060
4,850,000	3.36% (ICE LIBOR USD 3 Month+1.45%), 08/15/22	4,877,625
370,000	Phillips 66 2.52% (ICE LIBOR USD 3 Month+.60%), 02/26/21	370,052
	PNC Bank NA
920,000	2.20% (ICE LIBOR USD 3 Month+.31%), 06/10/21	921,099
700,000	2.24% (ICE LIBOR USD 3 Month+.35%), 03/12/21	700,459
2,925,000	2.25% (ICE LIBOR USD 3 Month+.45%), 07/22/22	2,942,563
1,640,000	2.29% (ICE LIBOR USD 3 Month+.50%), 07/27/22	1,652,743
2,425,000	2.32% (ICE LIBOR USD 3 Month+.43%), 12/09/22	2,433,693
1,650,000	QUALCOMM, Inc. 2.50% (ICE LIBOR USD 3 Month+.73%), 01/30/23	1,675,377
625,000	Regions Bank 2.40% (ICE LIBOR USD 3 Month+.50%), 08/13/21	626,133
	Sempra Energy
475,000	2.33% (ICE LIBOR USD 3 Month+.50%), 01/15/21	475,091
581,000	2.34% (ICE LIBOR USD 3 Month+.45%), 03/15/21	581,913
350,000	Southern Power Co. 144A 2.46% (ICE LIBOR USD 3 Month+.55%), 12/20/20	350,134
386,000	State Street Corp. 2.80% (ICE LIBOR USD 3 Month+.90%), 08/18/20	388,022
750,000	TD Ameritrade Holding Corp. 2.19% (ICE LIBOR USD 3 Month+.43%), 11/01/21	752,694
	Toyota Motor Credit Corp.
1,000,000	1.98% (United States SOFR Secured Overnight Financing Rate+.40%), 10/23/20	1,000,892
812,000	2.03% (ICE LIBOR USD 3 Month+.15%), 10/09/20	812,758
350,000	2.07% (ICE LIBOR USD 3 Month+.24%), 07/15/20	350,295
495,000	2.07% (ICE LIBOR USD 3 Month+.17%), 09/18/20	495,442
525,000	2.13% (ICE LIBOR USD 3 Month+.28%), 04/13/21	526,461
950,000	2.16% (ICE LIBOR USD 3 Month+.29%), 10/07/21	952,632
1,950,000	2.37% (ICE LIBOR USD 3 Month+.48%), 09/08/22 †	1,964,976
800,000	Truist Bank 2.49% (ICE LIBOR USD 3 Month+.59%), 05/17/22	805,331
600,000	TWDC Enterprises 18 Corp. 2.29% (ICE LIBOR USD 3 Month+.39%), 03/04/22	603,779
1,609,000	United Parcel Service, Inc. 2.36% (ICE LIBOR USD 3 Month+.45%), 04/01/23	1,618,008
920,000	United Technologies Corp. 2.55% (ICE LIBOR USD 3 Month+.65%), 08/16/21	920,181
	US Bank NA
875,000	2.05% (ICE LIBOR USD 3 Month+.25%), 07/24/20	875,781
700,000	2.06% (ICE LIBOR USD 3 Month+.31%), 02/04/21	701,557
1,004,000	2.11% (ICE LIBOR USD 3 Month+.32%), 04/26/21	1,007,610
550,000	2.18% (ICE LIBOR USD 3 Month+.29%), 05/21/21	550,409
3,565,000	2.35% (ICE LIBOR USD 3 Month+.44%), 05/23/22	3,579,236
	Verizon Communications, Inc.
1,613,000	2.89% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	1,639,783
5,744,000	3.01% (ICE LIBOR USD 3 Month+1.10%), 05/15/25	5,916,208
	Volkswagen Group of America Finance LLC 144A
800,000	2.67% (ICE LIBOR USD 3 Month+.77%), 11/13/20	803,704
575,000	2.79% (ICE LIBOR USD 3 Month+.86%), 09/24/21	580,038
850,000	2.84% (ICE LIBOR USD 3 Month+.94%), 11/12/21	858,684
375,000	Vulcan Materials Co. 2.56% (ICE LIBOR USD 3 Month+.65%), 03/01/21	376,196
900,000	Walmart, Inc. 2.16% (ICE LIBOR USD 3 Month+.23%), 06/23/21	902,590
	Walt Disney Co.
550,000	2.16% (ICE LIBOR USD 3 Month+.25%), 09/01/21	551,941
1,650,000	2.30% (ICE LIBOR USD 3 Month+.39%), 09/01/22	1,662,444
	Wells Fargo & Co.
550,000	2.68% (ICE LIBOR USD 3 Month+.88%), 07/22/20	552,286
1,300,000	2.82% (ICE LIBOR USD 3 Month+1.02%), 07/26/21	1,315,905
2,275,000	2.83% (ICE LIBOR USD 3 Month+.93%), 02/11/22	2,292,445
4,025,000	2.91% (ICE LIBOR USD 3 Month+1.11%), 01/24/23	4,088,113
6,450,000	3.01% (ICE LIBOR USD 3 Month+1.23%), 10/31/23	6,585,318
800,000	3.24% (ICE LIBOR USD 3 Month+1.34%), 03/04/21	810,698
	Wells Fargo Bank NA
1,325,000	1.90% (ICE LIBOR USD 1 Month+.22%), 07/15/20	1,326,206
450,000	2.14% (ICE LIBOR USD 3 Month+.31%), 01/15/21	450,906
2,025,000	2.27% (ICE LIBOR USD 3 Month+.38%), 05/21/21	2,027,126
1,450,000	2.31% (ICE LIBOR USD 3 Month+.50%), 07/23/21	1,452,830
1,075,000	2.31% (ICE LIBOR USD 3 Month+.51%), 10/22/21	1,080,643
3,125,000	2.54% (ICE LIBOR USD 3 Month+.62%), 05/27/22	3,141,413
3,225,000	2.55% (ICE LIBOR USD 3 Month+.66%), 09/09/22	3,246,826
		335,614,405
Total Floating Rate Notes (Cost: $519,286,458)		522,073,067

Number Of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9% (Cost: $4,686,846)
Money Market Fund: 0.9%
4,686,846	State Street Navigator Securities Lending Government Money Market Portfolio	4,686,846
Total Investments: 100.4% (Cost: $523,973,304)		526,759,913
Liabilities in excess of other assets: (0.4)%		(2,319,957)
NET ASSETS: 100.0%		$524,439,956

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,576,042.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $96,033,304, or 18.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.1%	$402,078
Communications	6.8	35,776,152
Consumer, Cyclical	4.9	25,659,159
Consumer, Non-cyclical	4.8	24,965,765
Energy	3.2	16,532,202
Financial	75.7	395,155,097
Industrial	1.9	9,741,328
Technology	1.8	9,474,530
Utilities	0.8	4,366,756
	100.0%	$522,073,067

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 0.6%
Colombia: 0.2%
COP	3,596,000,000	Empresas Públicas de Medellín ESP Reg S 7.63%, 09/10/24	$1,103,348
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 08/12/24	6,057,279
			7,160,627
Germany: 0.0%
ZAR	26,800,000	Landwirtschaftliche Rentenbank Reg S 8.25%, 05/23/22	1,848,726
Ireland: 0.0%
RUB	134,900,000	RusHydro Via RusHydro Capital Markets DAC Reg S 8.13%, 09/28/22	2,203,610
Mexico: 0.1%
		Petróleos Mexicanos Reg S
MXN	28,330,000	7.19%, 09/12/24	1,387,119
	50,200,000	7.65%, 11/24/21	2,621,715
			4,008,834
South Africa: 0.3%
		Eskom Holdings Ltd.
ZAR	82,330,000	0.00%, 08/18/27 ^	1,948,370
	11,000,000	7.50%, 09/15/33	558,724
	25,350,000	7.85%, 04/02/26	1,588,682
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,402,993
	85,800,000	10.80%, 11/06/23	6,228,346
	5,000,000	13.50%, 04/18/28	415,847
			12,142,962
Total Corporate Bonds (Cost: $40,602,997)			27,364,759
GOVERNMENT OBLIGATIONS: 97.5%
Brazil: 9.9%
		Brazil Government International Bonds
BRL	6,960,000	8.50%, 01/05/24	1,814,006
	12,410,000	10.25%, 01/10/28	3,539,054
	1,120,000	12.50%, 01/05/22	297,806
	5,480,000	12.50%, 01/05/22	1,460,303
		Brazil Letras do Tesouro Nacional
	212,809,000	0.00%, 07/01/21 ^	46,736,849
	204,960,000	0.00%, 01/01/22 ^	43,714,853
	185,390,000	0.00%, 07/01/22 ^	38,354,672
	338,210,000	0.00%, 07/01/23 ^	65,460,396
	27,900,000	0.00%, 01/01/24 ^	5,213,764
		Brazil Notas do Tesouro Nacional, Series F
	308,173,000	10.00%, 01/01/23	81,155,092
	253,985,000	10.00%, 01/01/25	69,287,708
	181,590,000	10.00%, 01/01/27	50,886,610
	102,660,000	10.00%, 01/01/29	29,384,713
			437,305,826
Chile: 3.0%
		Bonos de la Tesoreria de la Republica de Chile
CLP	8,535,000,000	4.50%, 03/01/21	11,161,527
	17,970,000,000	4.50%, 03/01/26	24,871,755
	20,380,000,000	5.00%, 03/01/35	30,263,947
	16,035,000,000	6.00%, 01/01/43	27,247,495
		Bonos de la Tesoreria de la Republica de Chile Reg S 144A
	11,885,000,000	4.00%, 03/01/23	15,840,779
	15,120,000,000	4.70%, 09/01/30	21,398,765
			130,784,268
Colombia: 4.6%
		Colombia Government International Bonds
COP	3,750,000,000	4.38%, 03/21/23	1,073,442
	9,000,000,000	7.75%, 04/14/21	2,706,737
	6,736,000,000	9.85%, 06/28/27	2,494,535
		Colombian TES
	104,258,100,000	6.00%, 04/28/28	31,160,030
	66,711,000,000	6.25%, 11/26/25	20,295,171
	111,553,900,000	7.00%, 05/04/22	34,190,373
	63,681,700,000	7.00%, 06/30/32	20,218,715
	48,270,000,000	7.25%, 10/18/34	15,524,152
	96,521,700,000	7.50%, 08/26/26	31,336,483
	60,302,100,000	7.75%, 09/18/30	20,143,248
	66,083,800,000	10.00%, 07/24/24	23,066,272
			202,209,158
Czech Republic: 3.2%
		Czech Republic Government Bonds
CZK	298,900,000	0.25%, 02/10/27	12,112,120
	298,030,000	2.00%, 10/13/33	14,159,174
	307,590,000	2.75%, 07/23/29	15,098,140
		Czech Republic Government Bonds Reg S
	213,420,000	0.45%, 10/25/23	9,030,813
	301,760,000	0.95%, 05/15/30	12,634,501
	313,460,000	1.00%, 06/26/26	13,429,870
	320,360,000	2.40%, 09/17/25	14,818,813
	313,700,000	2.50%, 08/25/28	14,952,699
	249,040,000	3.85%, 09/29/21	11,344,426
	234,550,000	4.70%, 09/12/22	11,131,816
	234,520,000	5.70%, 05/25/24	12,148,485
			140,860,857
Dominican Republic: 2.9%
DOP	2,753,250,000	Dominican Republic International Bonds 144A 9.75%, 06/05/26	52,689,738
		Dominican Republic International Bonds Reg S
	3,019,400,000	8.90%, 02/15/23	56,641,918
	1,107,200,000	9.75%, 06/05/26	21,188,805
			130,520,461
Germany: 0.1%
		Kreditanstalt fuer Wiederaufbau
ZAR	18,000,000	6.75%, 07/15/21	1,197,781
MXN	10,725,000	7.75%, 03/01/21	573,655
ZAR	8,300,000	7.75%, 06/06/23	573,438
			2,344,874
Hungary: 3.0%
		Hungary Government Bonds
HUF	4,102,100,000	1.75%, 10/26/22	13,940,114
	1,909,750,000	2.50%, 10/27/21	6,528,660
	3,954,660,000	2.50%, 10/24/24	13,921,385
	3,265,410,000	2.75%, 12/22/26	11,600,354
	3,041,050,000	3.00%, 06/26/24	10,898,430
	4,128,430,000	3.00%, 10/27/27	14,890,581
	2,370,900,000	3.00%, 08/21/30	8,504,702
	4,133,760,000	5.50%, 06/24/25	16,646,826
	3,407,960,000	6.00%, 11/24/23	13,409,208
	2,221,230,000	6.75%, 10/22/28	10,207,992
	2,645,390,000	7.00%, 06/24/22	10,095,762
			130,644,014
Indonesia: 8.8%
		Indonesia Treasury Bonds
IDR	262,620,000,000	5.63%, 05/15/23	19,233,477
	293,341,000,000	6.13%, 05/15/28	20,741,174
	97,450,000,000	6.50%, 06/15/25	7,309,642
	236,733,000,000	6.63%, 05/15/33	16,473,704
	50,467,000,000	7.00%, 05/15/22	3,818,269
	327,368,000,000	7.00%, 05/15/27	24,520,115
	59,940,000,000	7.00%, 09/15/30	4,516,899
	143,650,000,000	7.50%, 08/15/32	10,761,915
	13,730,000,000	7.50%, 06/15/35	1,042,625
	189,900,000,000	7.50%, 05/15/38	13,917,980
	157,150,000,000	8.13%, 05/15/24	12,463,129
	6,573,000,000	8.25%, 07/15/21	501,079
	197,040,000,000	8.25%, 05/15/29	15,982,246
	115,614,000,000	8.25%, 06/15/32	9,186,127
	298,505,000,000	8.25%, 05/15/36	23,552,055
	463,993,000,000	8.38%, 03/15/24	37,003,909
	373,967,000,000	8.38%, 09/15/26	30,326,245
	379,864,000,000	8.38%, 03/15/34	30,653,397
	163,650,000,000	8.38%, 04/15/39	13,106,142
	242,187,000,000	8.75%, 05/15/31	20,190,822
	307,102,000,000	9.00%, 03/15/29	25,700,535
	93,361,000,000	9.50%, 07/15/31	8,168,318
	110,942,000,000	10.50%, 08/15/30	10,278,669
	58,162,000,000	11.00%, 09/15/25	5,173,500
		Perusahaan Penerbit SBSN
	74,159,000,000	8.25%, 09/15/23	5,810,006
	80,410,000,000	8.75%, 08/15/23	6,380,673
	181,630,000,000	8.88%, 11/15/31	14,938,428
			391,751,080
Malaysia: 4.9%
		Malaysia Government Bonds
MYR	21,730,000	3.48%, 06/14/24	5,415,113
	28,816,000	3.62%, 11/30/21	7,130,167
	42,574,000	3.73%, 06/15/28	10,833,942
	25,433,000	3.76%, 04/20/23	6,361,353
	35,846,000	3.80%, 08/17/23	8,989,491
	17,930,000	3.83%, 07/05/34	4,664,504
	38,300,000	3.89%, 08/15/29	9,923,674
	43,619,000	3.90%, 11/16/27	11,206,994
	33,514,000	3.90%, 11/30/26	8,563,326
	34,330,000	3.91%, 07/15/26	8,800,309
	37,823,000	3.95%, 04/14/22	9,438,937
	41,894,000	3.96%, 09/15/25	10,713,741
	31,048,000	4.06%, 09/30/24	7,918,831
	39,773,000	4.09%, 11/30/23	10,097,567
	46,612,000	4.13%, 08/15/25	11,980,664
	49,077,000	4.16%, 07/15/21	12,204,580
	42,697,000	4.18%, 07/15/24	10,924,306
	1,874,000	4.25%, 05/31/35	504,761
	42,790,000	4.26%, 07/26/27	11,206,855
	44,688,000	4.37%, 10/31/28	11,852,659
	40,580,000	4.76%, 04/07/37	11,644,787
		Malaysia Government Investment Issue
	22,440,000	3.66%, 10/15/24	5,626,975
	23,080,000	3.73%, 03/31/26	5,831,873
	24,920,000	3.73%, 03/31/22	6,184,012
	34,570,000	4.13%, 07/09/29	9,073,571
			217,092,992
Mexico: 8.6%
		Mexican Bonos
MXN	351,000,000	5.75%, 03/05/26	17,786,189
	373,964,000	6.50%, 06/10/21	19,731,059
	750,288,000	6.50%, 06/09/22	39,570,771
	115,626,000	6.75%, 03/09/23	6,146,551
	498,323,000	7.25%, 12/09/21	26,663,362
	547,787,300	7.50%, 06/03/27	30,453,476
	362,099,000	7.75%, 05/29/31	20,727,957
	236,329,000	7.75%, 11/23/34	13,652,316
	491,707,800	7.75%, 11/13/42	28,355,462
	574,204,000	8.00%, 12/07/23	31,793,079
	245,326,000	8.00%, 09/05/24	13,708,353
	364,562,000	8.00%, 11/07/47	21,743,877
	471,114,000	8.50%, 05/31/29	28,107,959
	403,254,900	8.50%, 11/18/38	24,837,330
	709,483,200	10.00%, 12/05/24	42,852,515
	218,159,000	10.00%, 11/20/36	15,168,727
			381,298,983
Peru: 2.9%
		Peru Government Bonds
PEN	22,960,000	5.70%, 08/12/24	7,668,549
	49,475,000	6.35%, 08/12/28	17,257,654
	54,265,000	6.90%, 08/12/37	19,948,279
	48,822,000	6.95%, 08/12/31	17,836,461
	42,555,000	8.20%, 08/12/26	16,201,727
		Peru Government Bonds Reg S 144A
	25,700,000	5.35%, 08/12/40	7,976,735
	28,210,000	5.40%, 08/12/34	9,009,415
	48,580,000	5.94%, 02/12/29	16,572,105
	50,875,000	6.15%, 08/12/32	17,519,872
			129,990,797
Philippines: 3.0%
		Philippine Government International Bonds
PHP	1,749,500,000	3.90%, 11/26/22	34,389,307
	1,123,500,000	4.95%, 01/15/21	22,340,180
	3,092,500,000	6.25%, 01/14/36	75,674,108
			132,403,595
Poland: 7.0%
		Republic of Poland Government Bonds
PLN	101,656,000	1.75%, 07/25/21	26,323,344
	73,602,000	2.00%, 04/25/21	19,127,811
	90,492,000	2.25%, 04/25/22	23,688,450
	48,930,000	2.25%, 10/25/24	12,866,380
	100,515,000	2.50%, 01/25/23	26,552,596
	75,522,000	2.50%, 04/25/24	20,060,233
	89,524,000	2.50%, 07/25/26	23,751,755
	106,713,000	2.50%, 07/25/27	28,257,525
	101,522,000	2.75%, 04/25/28	27,392,187
	76,975,000	2.75%, 10/25/29	20,922,825
	96,596,000	3.25%, 07/25/25	26,631,208
	96,744,000	4.00%, 10/25/23	26,989,904
	40,786,000	5.75%, 10/25/21	11,274,146
	57,812,000	5.75%, 09/23/22	16,487,214
			310,325,578
Romania: 2.9%
		Romania Government Bonds
RON	43,435,000	3.25%, 03/22/21	10,056,737
	45,465,000	3.25%, 04/29/24	10,339,057
	43,885,000	3.40%, 03/08/22	10,148,416
	45,040,000	3.50%, 12/19/22	10,411,595
	45,635,000	4.00%, 10/27/21	10,669,253
	46,375,000	4.25%, 06/28/23	10,943,578
	45,010,000	4.75%, 02/24/25	10,856,893
	48,150,000	4.85%, 04/22/26	11,678,584
	44,525,000	5.00%, 02/12/29	10,942,454
	45,400,000	5.80%, 07/26/27	11,680,998
	41,610,000	5.85%, 04/26/23	10,284,081
	46,740,000	5.95%, 06/11/21	11,197,751
			129,209,397
Russia: 5.7%
		Russian Federal Bonds
RUB	1,056,902,000	6.50%, 02/28/24	17,012,866
	1,310,801,000	6.90%, 05/23/29	21,683,665
	87,135,000	7.00%, 12/15/21	1,400,417
	524,670,000	7.00%, 01/25/23	8,538,295
	684,150,000	7.00%, 08/16/23	11,175,579
	1,209,468,000	7.05%, 01/19/28	20,116,955
	1,073,023,000	7.10%, 10/16/24	17,666,576
	200,800,000	7.15%, 11/12/25	3,333,712
	1,154,946,000	7.25%, 05/10/34	19,661,331
	247,381,000	7.40%, 12/07/22	4,061,711
	958,234,000	7.40%, 07/17/24	15,927,411
	159,409,000	7.50%, 08/18/21	2,570,795
	77,761,000	7.60%, 04/14/21	1,248,634
	399,773,000	7.60%, 07/20/22	6,558,496
	342,800,000	7.65%, 04/10/30	5,964,953
	1,207,808,000	7.70%, 03/23/33	21,271,899
	1,072,358,000	7.75%, 09/16/26	18,414,786
	1,138,840,000	7.95%, 10/07/26	19,709,942
	1,162,283,000	8.15%, 02/03/27	20,392,732
	856,431,000	8.50%, 09/17/31	15,925,929
			252,636,684
South Africa: 7.4%
		Republic of South Africa Government Bonds
ZAR	341,500,000	6.25%, 03/31/36	16,336,430
	312,719,000	6.50%, 02/28/41	14,569,021
	23,457,000	6.75%, 03/31/21	1,568,544
	373,819,000	7.00%, 02/28/31	21,182,537
	266,341,000	7.75%, 02/28/23	18,278,704
	569,298,000	8.00%, 01/31/30	35,564,023
	428,710,000	8.25%, 03/31/32	26,280,105
	457,475,000	8.50%, 01/31/37	27,038,503
	514,080,000	8.75%, 01/31/44	30,108,991
	840,715,000	8.75%, 02/28/48	49,088,183
	431,514,000	8.88%, 02/28/35	26,880,333
	361,939,000	9.00%, 01/31/40	22,071,776
	536,410,000	10.50%, 12/21/26	40,371,562
			329,338,712
Supranational: 5.5%
RUB	842,000,000	Asian Development Bank 7.00%, 03/14/22	13,633,641
		European Bank for Reconstruction and Development
IDR	6,700,000,000	6.25%, 12/22/21	497,435
	73,700,000,000	6.25%, 07/25/22	5,476,631
	21,600,000,000	6.45%, 12/13/22	1,625,022
	16,200,000,000	7.50%, 05/15/22	1,224,823
	62,000,000	European Bank for Reconstruction and Development Reg S 6.00%, 07/24/23	999,450
		European Investment Bank
BRL	5,620,000	0.00%, 08/27/21 ^	1,245,823
PLN	34,160,000	4.25%, 10/25/22	9,333,788
BRL	3,045,000	7.25%, 11/08/22	767,683
ZAR	5,200,000	7.25%, 02/28/23	359,289
MXN	44,420,000	7.63%, 01/12/22	2,388,180
	17,210,000	7.75%, 01/30/25	953,746
ZAR	206,265,000	8.13%, 12/21/26	14,743,214
	58,600,000	8.25%, 09/13/21	4,030,525
	64,940,000	9.00%, 03/31/21	4,462,826
	42,500,000,000	European Investment Bank 144A 5.75%, 01/24/25	3,133,562
		European Investment Bank Reg S
PLN	17,492,000	2.25%, 05/25/21	4,555,013
	35,358,000	2.75%, 08/25/26	9,574,858
	48,952,000	3.00%, 05/24/24	13,232,607
MXN	147,400,000	4.75%, 01/19/21	7,689,452
IDR	99,800,000,000	5.20%, 03/01/22	7,255,718
ZAR	17,500,000	8.00%, 05/05/27	1,232,094
	42,600,000	8.50%, 09/17/24	3,050,432
TRY	30,020,000	8.75%, 09/18/21	5,102,221
		Inter-American Development Bank
IDR	139,980,000,000	6.25%, 06/15/21	10,334,737
MXN	37,000,000	7.25%, 06/10/21	1,942,636
	129,870,000	7.50%, 12/05/24	7,069,121
IDR	74,090,000,000	7.88%, 03/14/23	5,775,005
	52,500,000	Inter-American Development Bank Reg S 7.70%, 02/12/24	2,865,354
		International Bank for Reconstruction & Development
PLN	15,200,000	1.63%, 12/30/21	3,935,030
RUB	535,000,000	6.00%, 07/31/24	8,684,051
	198,500,000	6.14%, 06/27/22	3,174,507
	541,500,000	6.75%, 11/14/22	8,847,173
	220,000,000	7.25%, 11/23/20	3,494,060
IDR	34,300,000,000	7.25%, 03/15/24	2,677,565
	43,944,800,000	7.45%, 08/20/21	3,309,135
MXN	11,000,000	8.00%, 07/01/21	593,784
IDR	27,500,000,000	8.40%, 10/12/21	2,113,849
	41,770,000	International Bank for Reconstruction & Development Reg S 7.13%, 02/09/21	2,218,990
		International Finance Corp.
RUB	171,000,000	5.25%, 03/22/22	2,696,694
	540,000,000	5.50%, 03/20/23	8,587,777
	39,600,000	6.03%, 05/19/21	619,444
	255,000,000	6.38%, 04/11/22	4,094,440
	175,000,000	6.50%, 02/04/26	2,933,538
RUB	480,000,000	6.50%, 02/04/26	8,046,277
BRL	4,450,000	7.00%, 02/14/24	1,117,727
MXN	175,100,000	7.00%, 07/20/27	9,490,831
	2,500,000	7.25%, 02/02/24	135,790
	97,100,000	7.50%, 01/18/28	5,325,872
	106,780,000	7.75%, 01/18/30	5,969,588
IDR	7,100,000,000	8.00%, 10/09/23	554,958
ZAR	3,000,000	8.00%, 07/27/27	205,211
		International Finance Corp. Reg S
RUB	576,100,000	6.25%, 06/07/21	9,140,432
MXN	50,500,000	8.38%, 05/31/29	2,951,039
			245,472,648
Sweden: 0.1%
RUB	95,200,000	Svensk Exportkredit AB 6.12%, 08/10/21	1,497,775
	65,000,000	Svensk Exportkredit AB Reg S 6.00%, 06/16/21	1,021,177
			2,518,952
Thailand: 8.3%
		Thailand Government Bonds
THB	301,520,000	1.45%, 12/17/24	9,818,696
	148,255,000	1.60%, 12/17/29	4,886,988
	620,388,000	1.88%, 06/17/22	20,265,797
	693,733,000	2.00%, 12/17/22	22,816,480
	761,784,000	2.13%, 12/17/26	25,935,343
	693,305,000	2.40%, 12/17/23	23,327,608
	627,738,000	2.88%, 12/17/28	22,798,127
	603,090,000	2.88%, 06/17/46	23,086,595
	546,185,000	3.30%, 06/17/38	21,987,712
	651,842,000	3.40%, 06/17/36	26,329,971
	664,795,000	3.63%, 06/16/23	23,096,605
	858,501,000	3.65%, 12/17/21	28,859,777
	655,788,000	3.65%, 06/20/31	25,955,662
	820,661,000	3.78%, 06/25/32	33,071,902
	698,976,000	3.85%, 12/12/25	25,797,382
	824,000	4.75%, 12/20/24	30,958
	750,491,000	4.88%, 06/22/29	31,629,522
			369,695,125
Turkey: 2.8%
		Turkey Government International Bonds
TRY	59,481,000	7.10%, 03/08/23	9,212,847
	51,969,000	8.00%, 03/12/25	8,084,067
	30,480,000	8.50%, 09/14/22	4,970,506
	52,540,000	9.00%, 07/24/24	8,550,369
	25,117,000	9.20%, 09/22/21	4,158,888
	39,977,000	9.50%, 01/12/22	6,646,135
	26,877,000	10.40%, 03/20/24	4,611,976
	60,219,000	10.50%, 08/11/27	10,454,059
	77,617,000	10.60%, 02/11/26	13,480,847
	58,586,000	10.70%, 08/17/22	10,013,948
	55,096,000	11.00%, 03/02/22	9,426,617
	58,849,000	11.00%, 02/24/27	10,442,379
	49,698,000	12.20%, 01/18/23	8,818,592
	38,395,000	12.40%, 03/08/28	7,319,749
	39,447,000	16.20%, 06/14/23	7,757,580
			123,948,559
Uruguay: 2.9%
		Uruguay Government International Bonds 144A
UYU	263,973,000	8.50%, 03/15/28	6,252,454
	129,198,000	9.88%, 06/20/22	3,431,526
		Uruguay Government International Bonds Reg S
	2,170,220,000	8.50%, 03/15/28	51,403,747
	2,591,824,000	9.88%, 06/20/22	68,839,397
			129,927,124
Total Government Obligations (Cost: $4,339,264,911)			4,320,279,684
Total Investments: 98.1% (Cost: $4,379,867,908)			4,347,644,443
Other assets less liabilities: 1.9%			84,011,871
NET ASSETS: 100.0%			$4,431,656,314

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:
^	Zero Coupon Bond
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $153,824,951, or 3.5% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	0.1%	$4,008,834
Financial	0.2	10,250,879
Government	99.3	4,317,934,810
Industrial	0.2	8,047,186
Utilities	0.2	7,402,734
	100.0%	$4,347,644,443

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Real Estate Investment Trusts: 99.8%
141,062	AG Mortgage Investment Trust, Inc.	$2,235,833
1,067,353	AGNC Investment Corp.	19,842,092
2,857,193	Annaly Capital Management, Inc.	27,886,204
506,718	Apollo Commercial Real Estate Finance, Inc.	9,262,805
578,401	Arbor Realty Trust, Inc. †	8,542,983
238,053	ARMOUR Residential REIT, Inc. †	4,584,901
282,430	Blackstone Mortgage Trust, Inc. †	10,788,826
342,175	Capstead Mortgage Corp.	2,812,678
502,706	Chimera Investment Corp.	10,657,367
410,208	Colony Credit Real Estate, Inc. †	5,107,090
215,900	Granite Point Mortgage Trust, Inc.	3,948,811
248,667	Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	8,477,058
562,137	Invesco Mortgage Capital, Inc.	9,831,776
113,134	KKR Real Estate Finance Trust, Inc.	2,381,471
480,685	Ladder Capital Corp.	8,820,570
1,212,019	MFA Financial, Inc.	9,453,748
819,915	New Residential Investment Corp.	13,725,377
1,481,200	New York Mortgage Trust, Inc.	9,405,620
410,277	PennyMac Mortgage Investment Trust	9,538,940
163,091	Ready Capital Corp.	2,661,645
341,691	Redwood Trust, Inc.	6,024,012
584,199	Starwood Property Trust, Inc.	14,990,546
174,715	TPG RE Finance Trust, Inc.	3,576,416
706,370	Two Harbors Investment Corp.	10,779,206
240,660	Western Asset Mortgage Capital Corp.	2,553,403
Total Common Stocks (Cost: $203,266,527)		217,889,378
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $36,294)
Money Market Fund: 0.0%
36,294	State Street Navigator Securities Lending Government Money Market Portfolio	36,294
Total Investments: 99.8% (Cost: $203,302,821)		217,925,672
Other assets less liabilities: 0.2%		443,532
NET ASSETS: 100.0%		$218,369,204

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $15,543,061.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	96.1%	$209,412,320
Real Estate	3.9	8,477,058
	100.0%	$217,889,378

VANECK VECTORS MUNICIPAL ALLOCATION ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 99.8% (a)
20,284	VanEck Vectors AMT-Free Intermediate Municipal Index ETF ‡	$1,039,149
72,992	VanEck Vectors AMT-Free Long Municipal Index ETF ‡	1,569,328
31,856	VanEck Vectors High-Yield Municipal Index ETF ‡	2,080,197
20,128	VanEck Vectors Short High-Yield Municipal Index ETF ‡	515,277
Total Exchange Traded Funds (Cost: $5,088,378)		5,203,951
Other assets less liabilities: 0.2%		7,925
NET ASSETS: 100.0%		$5,211,876

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

A summary of the Fund’s transactions in securities of affiliates for the period ended January 31, 2020 is set forth below:

Affiliates	Value 05/15/19*	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 01/31/20
VanEck Vectors AMT-Free Intermediate Municipal Index ETF	$—	$1,015,316	$—	$—	$9,747	$23,833	$1,039,149
VanEck Vectors AMT-Free Long Municipal Index ETF	—	1,528,452	—	—	17,762	40,876	1,569,328
VanEck Vectors High-Yield Municipal Index ETF	—	2,039,647	—	—	32,829	40,550	2,080,197
VanEck Vectors Short High-Yield Municipal Index ETF	—	504,963	—	—	6,547	10,314	515,277
	$—	$5,088,378	$—	$—	$66,885	$115,573	$5,203,951

*	Commencement of operations.
Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	100.0%	$5,203,951

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 99.7%
Basic Materials: 1.1%
187,467	International Flavors & Fragrances, Inc. 6.00%, 09/15/21	$9,131,518

Communications: 12.7%
	AT&T, Inc.
545,359	5.00%, 12/12/24 †	14,195,695
601,031	5.35%, 11/01/66	15,903,280
374,935	5.63%, 08/01/67 †	10,216,979
340,850	eBay, Inc. 6.00%, 02/01/56 †	9,032,525
	Qwest Corp.
352,211	6.13%, 06/01/53 †	8,815,841
444,241	6.50%, 09/01/56	11,439,206
186,331	6.63%, 09/15/55 †	4,775,664
299,948	6.75%, 06/15/57 †	7,864,637
227,233	6.88%, 10/01/54	5,917,147
136,340	Telephone & Data Systems, Inc. 7.00%, 03/15/60 †	3,510,755
	United States Cellular Corp.
155,427	6.95%, 05/15/60 †	4,024,005
124,978	7.25%, 12/01/63 †	3,304,418
136,340	7.25%, 12/01/64 †	3,581,652
		102,581,804
Consumer, Cyclical: 3.0%
	Ford Motor Co.
363,573	6.00%, 12/01/59 †	9,551,063
340,850	6.20%, 06/01/59 †	9,059,793
227,347	QVC, Inc. 6.25%, 11/26/68 †	5,797,349
		24,408,205
Consumer, Non-cyclical: 9.9%
235,186	Avantor, Inc. 6.25%, 05/15/22 †	14,995,459
562,402	Becton Dickinson and Co. 6.13%, 05/01/20	36,865,451
	CHS, Inc.
223,825	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24	6,170,855
190,876	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24	5,363,616
235,186	7.50%, 01/21/25 †	6,636,949
235,920	7.88%, 09/26/23	6,570,372
139,430	8.00%, 07/18/23	4,046,259
		80,648,961
Energy: 7.0%
	Algonquin Power & Utilities Corp.
159,063	6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/79 †	4,611,236
130,659	6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/78 †	3,713,329
342,527	Blueknight Energy Partners LP 11.00%, Perpetual Maturity †	1,849,646
809,602	Crestwood Equity Partners LP 9.25%, Perpetual Maturity	7,577,875
272,680	Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/78 †	7,419,623
	Energy Transfer Operating LP
204,510	7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 †	5,026,856
363,573	7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24	9,162,040
202,237	7.63% (ICE LIBOR USD 3 Month+4.74%), 08/15/23 †	5,025,589
142,994	NGL Energy Partners LP 9.00% (ICE LIBOR USD 3 Month+7.21%), 07/01/22	3,623,468
174,969	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22	3,977,045
182,923	NuStar Logistics LP 8.57% (ICE LIBOR USD 3 Month+6.73%), 01/15/43	4,841,972
		56,828,679
Finance - Other Services: 0.4%
113,617	National Rural Utilities Cooperative Finance Corp. 5.50%, 05/15/64	3,161,961

Government: 0.4%
124,254	Tennessee Valley Authority 3.55% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	3,322,552

Real Estate Investment Trusts: 21.5%
	AGNC Investment Corp.
182,923	6.50% (ICE LIBOR USD 3 Month+4.99%), 10/15/24	4,746,852
147,701	7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22	3,880,105
122,138	American Homes 4 Rent 6.50%, 05/24/21 †	3,229,329
	Annaly Capital Management, Inc.
193,148	6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23	4,958,109
201,101	6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24	5,248,736
327,216	6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22	8,550,154
209,054	7.50%, 03/03/20	5,385,231
113,617	Brookfield Property REIT, Inc. 6.38%, 03/03/20 †	2,900,642
117,355	Capstead Mortgage Corp. 7.50%, 03/03/20	2,987,858
206,214	CBL & Associates Properties, Inc. 7.38%, 03/02/20 †	812,483
	Chimera Investment Corp.
118,161	7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25	3,105,271
147,701	8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24	4,055,869
	Colony Capital, Inc.
130,659	7.13%, 04/13/20	3,134,509
143,157	7.13%, 09/22/22 †	3,425,747
156,791	7.15%, 06/05/22	3,752,009
	Digital Realty Trust, Inc.
156,791	5.20%, 10/10/24	4,070,294
113,617	5.88%, 03/03/20	2,931,319
113,617	6.35%, 08/24/20 †	2,933,591
	Diversified Healthcare Trust
159,063	5.63%, 08/01/42 †	3,968,622
113,617	6.25%, 02/01/46 †	3,092,655
130,659	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27	3,547,392
120,206	Kimco Realty Corp. 5.25%, 12/20/22 †	3,193,873
127,737	Monmouth Real Estate Investment Corp. 6.13%, 09/15/21	3,213,863
156,791	National Retail Properties, Inc. 5.20%, 10/11/21	4,123,603
128,387	New Residential Investment Corp. 7.13% (ICE LIBOR USD 3 Month+5.64%), 08/15/24	3,388,133
140,885	Office Properties Income Trust 5.88%, 05/01/46 †	3,698,231
147,701	PS Business Parks, Inc. 4.88%, 11/04/24	3,738,312
	Public Storage
117,593	4.70%, 11/15/24	3,075,057
143,725	4.88%, 09/12/24	3,775,656
159,063	4.90%, 10/14/21	4,119,732
147,701	4.95%, 07/20/21 †	3,821,025
136,340	5.05%, 08/09/22 †	3,632,098
127,251	5.15%, 06/02/22 †	3,423,052
227,233	5.20%, 03/03/20	5,783,080
224,961	5.38%, 03/03/20	5,723,008
136,340	5.40%, 01/20/21 †	3,546,203
129,523	5.60%, 03/11/24 †	3,629,234
146,332	RLJ Lodging Trust 1.95%, Perpetual Maturity	4,227,531
	Two Harbors Investment Corp.
134,068	7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25	3,571,572
130,659	7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27	3,661,065
351,707	VEREIT, Inc. 6.70%, 03/03/20 †	8,968,529
	Vornado Realty Trust
145,202	5.25%, 12/13/22	3,842,045
136,340	5.40%, 03/03/20	3,475,307
136,340	5.70%, 03/03/20	3,520,299
		173,867,285
Reinsurance: 4.5%
	Aspen Insurance Holdings Ltd.
113,617	5.63%, 10/01/24 †	2,992,672
113,617	5.63%, 01/01/27 †	3,039,255
124,978	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23 †	3,548,125
249,956	Axis Capital Holdings Ltd. 5.50%, 11/07/21 †	6,521,352
133,543	PartnerRe Ltd. 7.25%, 04/29/21 †	3,628,363
	Reinsurance Group of America, Inc.
181,786	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/56 †	5,362,687
181,786	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/42 †	5,030,019
	RenaissanceRe Holdings Ltd.
124,978	5.38%, 03/03/20 †	3,188,189
113,617	5.75%, 06/30/23	3,131,285
		36,441,947
Technology: 0.5%
193,148	Pitney Bowes, Inc. 6.70%, 03/07/43 †	3,878,412

Utilities: 38.7%
113,617	Alabama Power Co. 5.00%, 10/01/22 †	3,146,055
182,923	American Electric Power Co., Inc. 6.13%, 03/15/22 †	10,609,534
110,102	Aqua America, Inc. 6.00%, 04/30/22	7,468,219
222,120	CenterPoint Energy, Inc. 7.00%, 09/01/21 †	10,675,087
	CMS Energy Corp.
127,251	5.88%, 10/15/78 †	3,486,677
286,314	5.88%, 03/01/79 †	7,979,571
	Dominion Energy, Inc.
363,573	5.25%, 07/30/76 †	9,511,070
182,923	7.25%, 06/01/22	20,072,141
	DTE Energy Co.
181,786	5.25%, 12/01/77	4,833,690
136,340	5.38%, 06/01/76 †	3,602,103
127,251	6.00%, 12/15/76	3,491,767
295,403	6.25%, 11/01/22	15,145,312
	Duke Energy Corp.
227,233	5.13%, 01/15/73 †	5,908,058
227,233	5.63%, 09/15/78 †	6,269,358
454,466	5.75%, 06/15/24 †	12,838,665
186,331	Entergy Arkansas, LLC 4.88%, 09/01/66	4,870,692
122,706	Entergy Louisiana, LLC 4.88%, 09/01/66	3,214,897
118,161	Entergy Mississippi, LLC 4.90%, 10/01/66 †	3,197,437
122,706	Georgia Power Co. 5.00%, 10/01/77 †	3,216,124
	NextEra Energy Capital Holdings, Inc.
204,510	5.00%, 01/15/73 †	5,241,591
227,233	5.13%, 11/15/72 †	5,914,875
259,046	5.25%, 06/01/76	6,836,224
312,445	5.65%, 03/01/79 †	8,645,353
340,850	NextEra Energy, Inc. 4.87%, 09/01/22	18,620,635
227,233	NiSource, Inc. 6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24 †	6,357,979
204,510	PPL Capital Funding, Inc. 5.90%, 04/30/73 †	5,243,636
181,786	SCE Trust II 5.10%, 03/03/20	4,544,650
124,978	SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 †	3,111,952
147,701	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25	3,685,140
136,340	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26 †	3,377,142
215,871	SCE Trust VI 5.00%, 06/26/22 †	5,163,634
	Sempra Energy
344,258	5.75%, 07/01/79	9,202,016
195,989	6.00%, 01/15/21	24,814,167
	Southern Co.
454,466	4.95%, 01/30/80	11,584,338
363,573	5.25%, 10/01/76 †	9,489,255
204,510	5.25%, 12/01/77 †	5,423,605
454,466	6.25%, 10/15/75	11,747,946
391,977	6.75%, 08/01/22	22,260,374
113,617	Spire, Inc. 5.90%, 08/15/24	3,082,429
		313,883,398
Total Preferred Securities (Cost: $775,021,070)		808,154,722
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2% (Cost: $17,940,790)
Money Market Fund: 2.2%
17,940,790	State Street Navigator Securities Lending Government Money Market Portfolio	17,940,790

Total Investments: 101.9% (Cost: $792,961,860)		826,095,512
Liabilities in excess of other assets: (1.9)%		(15,567,777)
NET ASSETS: 100.0%		$810,527,735

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $17,528,859.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.1%	$9,131,518
Communications	12.7	102,581,804
Consumer, Cyclical	3.0	24,408,205
Consumer, Non-cyclical	10.0	80,648,961
Energy	7.0	56,828,679
Financial	0.4	3,161,961
Government	0.4	3,322,552
Real Estate	21.5	173,867,285
Reinsurance	4.5	36,441,947
Technology	0.5	3,878,412
Utilities	38.9	313,883,398
	100.0%	$808,154,722

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.3%
Alabama: 0.9%
$500,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22 (c)	$553,005
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
150,000	6.45%, 03/02/20 (c)	151,881
150,000	6.45%, 03/02/20 (c)	151,881
500,000	Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 09/01/25 (c) (p)	568,645
1,000,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 01/01/24 (c) (p)	1,099,900
		2,525,312
American Samoa: 0.2%
	American Samoa Economic Development Authority, Series A (RB)
400,000	6.00%, 09/01/23	417,264
250,000	6.50%, 09/01/28	283,157
		700,421
Arizona: 1.6%
125,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB) 5.00%, 02/01/21	129,859
	Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
250,000	4.75%, 07/01/23 (c)	267,068
200,000	5.00%, 07/01/26	224,916
500,000	Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB) 3.55%, 07/15/27 (c)	526,765
500,000	Arizona Industrial Development Authority, Leman Academy of Excellence - East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	514,230
1,000,000	Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/24 (c)	1,053,080
500,000	Industrial Development Authority of the City of Chandler, Intel Corp. Project (RB) 2.40%, 08/14/23 (p)	521,455
500,000	Industrial Development Authority of the City of Phoenix, Series A (RB) 4.00%, 07/01/25	531,920
240,000	Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	263,256
250,000	Pima County Industrial Development Authority, American Leadership Academy Project (RB) 4.13%, 06/15/22 (c)	257,578
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	69,556
200,000	5.25%, 12/01/23	227,804
65,000	5.25%, 12/01/24	76,214
10,000	5.25%, 12/01/28	12,775
		4,676,476
California: 7.2%
250,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series A (RB) 5.00%, 05/01/23	281,352
195,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series C (RB) 5.00%, 05/01/21 (c)	205,097
	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series H (RB)
500,000	5.00%, 05/01/26	615,460
500,000	5.00%, 05/01/27	629,400
500,000	5.00%, 05/01/29	655,570
375,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	425,404
320,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E (RB) 5.63%, 03/02/20 (c)	324,394
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
50,000	5.00%, 02/01/27 (c)	62,306
50,000	5.00%, 02/01/27	62,596
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	516,005
	California Municipal Finance Authority, LINXS APM Project, Series A (RB)
545,000	5.00%, 06/30/27	675,418
220,000	5.00%, 06/30/28	277,266
400,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 3.88%, 07/01/28	431,476
2,000,000	California Municipal Finance Authority, United Airlines, Inc. Los Angeles International Airport Project (RB) 4.00%, 07/15/29	2,356,900
1,000,000	California Pollution Control Financing Authority, CalPlant I Project (RB) 7.00%, 07/01/22	992,160
400,000	California Pollution Control Financing Authority, Solid Waste Disposal, Series A-1 (RB) 3.38%, 07/01/25	444,012
735,000	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB) 5.00%, 07/01/27	688,070
	California Statewide Communities Development Authority, Baptist University, Series A (RB)
100,000	3.00%, 11/01/22	102,122
500,000	3.50%, 11/01/27	545,845
180,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 03/02/20 (c)	176,778
430,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 03/02/20 (c)	422,071
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB)
500,000	3.00%, 06/01/29	525,200
200,000	5.00%, 07/01/24	218,100
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	414,032
250,000	California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	293,492
500,000	California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.63%, 12/01/23 (p)	525,340
25,000	City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	26,190
500,000	City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	617,020
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	408,847
250,000	County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	314,625
115,000	County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	151,378
1,000,000	El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/26 (c)	1,062,620
145,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	160,383
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
110,000	5.00%, 06/01/23	123,353
110,000	5.00%, 06/01/25	129,940
250,000	5.00%, 06/01/26	301,945
110,000	Irvine Unified School District, Special Tax, Community Facilities No. 09-1, Series A (ST) 5.00%, 09/01/26	134,071
230,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	265,275
265,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	357,541
160,000	Los Angeles Unified School District, Series A-2 5.00%, 07/01/21	169,578
165,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	181,576
1,250,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,387,762
	Palomar Health (RB)
250,000	5.00%, 11/01/25	297,975
90,000	5.00%, 11/01/26 (c)	108,180
250,000	Port of Oakland (RB) 5.00%, 11/01/23	285,780
110,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	126,871
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	126,794
200,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/22	225,394
	San Francisco Community College District (GO)
85,000	5.00%, 06/15/22	93,660
205,000	5.00%, 06/15/25 (c)	249,838
120,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	130,680
250,000	Tobacco Securitization Authority of Southern California, Series B-1 (RB) 2.25%, 06/01/29	258,938
35,000	Vernon Electric System, Series A (RB) 5.13%, 03/02/20 (c)	35,552
370,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	270,100
100,000	Westlands Water District, Series A (RB) (AGM) 5.00%, 09/01/22 (c)	110,872
		20,978,604
Colorado: 3.3%
500,000	Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	538,415
295,000	City and County of Denver, Airport System, Series A (RB) 5.00%, 12/01/28 (c)	376,851
500,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 3.75%, 07/01/26	518,850
1,000,000	Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 5.00%, 08/01/29 (c)	1,272,910
200,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	213,348
1,000,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	1,006,410
125,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	138,839
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	131,669
2,500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	2,664,950
1,365,000	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	1,415,232
500,000	Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/24 (c)	510,430
140,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	181,759
200,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	212,280
500,000	STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	534,265
		9,716,208
Connecticut: 1.4%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	455,686
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	257,480
250,000	5.50%, 02/01/23	263,285
	State of Connecticut, Series B (GO)
200,000	5.00%, 04/15/22 (c)	217,346
250,000	5.00%, 04/15/28	321,325
	State of Connecticut, Series D (GO)
250,000	5.00%, 10/01/20 (c)	256,710
100,000	5.00%, 11/01/21 (c)	107,016
250,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 09/01/26 (c)	309,720
500,000	Town of Hamden (RB) 5.00%, 01/01/26 (c)	564,295
	University of Connecticut, Series A
380,000	5.00%, 03/15/25	454,560
815,000	5.00%, 02/15/21 (c)	847,396
		4,054,819
District of Columbia: 0.3%
750,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	793,410
Florida: 7.2%
500,000	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB) 4.50%, 01/01/29 (c)	537,125
485,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27	510,191
700,000	Capital Trust Agency, Tuscan Gardens of Palm Coast Project, Series A (RB) 6.75%, 04/01/24 (c)	697,774
1,000,000	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB) 4.00%, 12/01/28	1,038,010
500,000	Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW) 5.00%, 02/15/30 (a) (c)	641,455
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
400,000	5.00%, 06/15/25	422,516
160,000	5.50%, 06/15/22	163,389
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	262,973
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
2,750,000	6.25%, 03/02/20 (c) (p)	2,780,937
3,250,000	6.38%, 03/02/20 (c) (p)	3,282,500
5,750,000	6.50%, 03/02/20 (c) (p)	5,814,687
110,000	JEA Electric System, Series Three B (RB) 5.00%, 10/01/27 (c)	138,378
315,000	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	329,802
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	281,832
250,000	5.00%, 10/01/24	289,502
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	260,515
500,000	Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	573,025
120,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	143,855
250,000	School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	302,157
415,000	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB) 5.00%, 11/15/26 (c)	421,387
400,000	Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB) 4.25%, 05/15/22 (c)	401,272
305,000	South Miami Health Facilities Authority (RB) 3.00%, 08/15/27 (c)	323,495
500,000	Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	535,045
	Village Community Development District No. 13 (SA)
500,000	2.63%, 05/01/24	505,815
250,000	3.00%, 05/01/29	257,280
		20,914,917
Georgia: 1.9%
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
250,000	6.00%, 01/01/23	257,760
500,000	6.50%, 01/01/28 (c)	550,690
	Burke County Development Authority (RB)
250,000	2.25%, 05/25/23 (p)	256,235
250,000	2.93%, 03/12/24 (p)	263,960
1,000,000	Burke County Development Authority, Series E (RB) 3.25%, 02/03/25 (p)	1,057,830
250,000	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	261,048
	Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) (SD CRED PROG)
500,000	3.00%, 04/01/24	502,595
500,000	4.00%, 04/01/26 (c)	535,625
160,000	Georgia Local Government (CP) (NATL) 4.75%, 06/01/28	187,510
325,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 6.13%, 01/01/25 (d) *	228,313
	Main Street Natural Gas, Inc., Series A-1 (RB)
130,000	5.50%, 09/15/23	149,085
135,000	5.50%, 09/15/25	164,561
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	288,022
500,000	Oconee County Industrial Development Authority, Series A-3 (RB) 5.50%, 12/01/21 (c)	509,070
250,000	White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/26 (c)	266,405
		5,478,709
Guam: 0.9%
480,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	500,472
	Guam Government, Business Privilege Tax, Series A (RB)
300,000	5.00%, 01/01/22 (c)	318,963
110,000	5.00%, 01/01/22 (c)	116,210
360,000	Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	422,806
1,000,000	Guam Government, Series A (RB) 5.00%, 12/01/24	1,156,890
		2,515,341
Hawaii: 0.0%
90,000	Kuakini, Hawaii Health System, Series A (RB) 6.30%, 03/02/20 (c)	90,316
Illinois: 16.3%
	Chicago Board of Education, Series A (GO)
250,000	0.00%, 12/01/22 ^	237,975
310,000	0.00%, 12/01/24 ^	282,466
260,000	0.00%, 12/01/26 ^	225,077
435,000	0.00%, 12/01/28 ^	354,242
500,000	4.00%, 12/01/22	528,030
200,000	5.00%, 12/01/28 (c)	248,976
250,000	5.00%, 12/01/28 (c)	305,420
175,000	5.50%, 12/01/26	212,959
200,000	7.00%, 12/01/25 (c)	253,466
1,000,000	Chicago Board of Education, Series B (GO) 5.00%, 12/01/29 (c)	1,236,330
345,000	Chicago Board of Education, Series B-1 (GO) 0.00%, 12/01/23 ^	321,461
500,000	Chicago Board of Education, Series C (GO) 5.00%, 12/01/27	603,195
	Chicago O’Hare International Airport, Series B (RB)
300,000	4.00%, 01/01/22 (c)	313,272
750,000	5.00%, 01/01/21	777,750
575,000	Chicago School Reform Board of Trustees, Series A (GO) 0.00%, 12/01/29 ^	452,479
	Chicago School Reform Board of Trustees, Series B-1 (GO)
490,000	0.00%, 12/01/24 ^	446,478
560,000	0.00%, 12/01/25 ^	497,840
425,000	0.00%, 12/01/26 ^	367,914
1,515,000	0.00%, 12/01/28 ^	1,233,740
585,000	0.00%, 12/01/29 ^	460,348
145,000	0.00%, 12/01/30 ^	110,161
200,000	Chicago Transit Authority (RB) 5.25%, 12/01/21 (c)	214,636
115,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/24	132,068
105,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	108,132
100,000	City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	111,381
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
280,000	5.00%, 01/01/25	321,236
350,000	5.25%, 01/01/25 (c)	403,973
	City of Chicago, Series A (GO)
715,000	5.00%, 01/01/24 (c)	800,392
270,000	5.25%, 01/01/24 (c)	304,997
180,000	5.25%, 01/01/24 (c)	202,954
	City of Chicago, Series C (GO)
95,000	5.00%, 01/01/22	102,202
300,000	5.00%, 01/01/22 (c)	320,166
660,000	5.00%, 01/01/23	722,086
400,000	5.00%, 01/01/24	448,604
1,090,000	5.00%, 01/01/25	1,250,524
	City of Chicago, Water Revenue, Second Lien (RB)
100,000	5.00%, 11/01/22 (c)	109,545
150,000	5.00%, 11/01/24 (c)	172,928
100,000	5.00%, 11/01/24 (c)	114,582
270,000	5.00%, 11/01/24 (c)	310,319
100,000	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	118,838
240,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	267,154
500,000	Cook County, Series A (GO) 5.25%, 11/15/21 (c)	533,105
1,190,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	1,254,081
250,000	Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB) 5.00%, 11/01/26 (c)	284,452
100,000	Illinois Finance Authority, Roosevelt University (RB) 5.40%, 03/02/20 (c)	100,162
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	262,478
	Illinois Railsplitter Tobacco Settlement Authority (RB)
75,000	5.25%, 06/01/21	79,042
70,000	5.38%, 06/01/21	73,887
260,000	Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	229,286
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
195,000	0.00%, 12/15/22 ^	186,338
130,000	0.00%, 12/15/24 ^	119,223
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
115,000	0.00%, 06/15/28 ^	94,699
110,000	5.00%, 06/15/22 (c)	118,292
970,000	5.00%, 06/15/22 (c)	1,040,034
35,000	5.00%, 12/15/22	38,246
500,000	5.00%, 12/15/27 (c)	610,130
100,000	Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	121,653
285,000	Southern Illinois University, Series A (RB) 5.25%, 04/01/21	297,087
	State of Illinois (RB)
100,000	3.75%, 06/15/21 (c)	102,557
275,000	4.00%, 03/01/22 (c)	285,777
80,000	4.00%, 08/01/22 (c)	83,781
660,000	4.00%, 05/01/24	717,427
430,000	4.00%, 06/15/26 (c)	483,268
300,000	4.13%, 03/01/22 (c)	311,460
540,000	5.00%, 03/02/20 (c)	541,361
300,000	5.00%, 01/01/21	309,792
135,000	5.00%, 01/01/21	139,406
785,000	5.00%, 05/01/21	818,951
125,000	5.00%, 06/15/21	130,413
70,000	5.00%, 07/01/21	73,380
445,000	5.00%, 01/01/22 (c)	470,886
200,000	5.00%, 02/01/22	213,004
600,000	5.00%, 05/01/22	643,782
165,000	5.00%, 06/15/22	177,073
920,000	5.00%, 08/01/22 (c)	991,723
750,000	5.00%, 08/01/22	810,697
480,000	5.00%, 06/15/23	529,114
145,000	5.00%, 06/15/23 (c)	159,849
230,000	5.00%, 06/15/23 (c)	253,504
700,000	5.00%, 08/01/23	775,348
500,000	5.00%, 02/01/24	560,195
100,000	5.00%, 02/01/24	112,039
150,000	5.00%, 02/01/24 (c)	167,873
100,000	5.00%, 05/01/24 (c)	112,223
500,000	5.00%, 11/01/24	569,050
1,315,000	5.00%, 12/01/25	1,540,312
200,000	5.00%, 01/01/26	234,718
500,000	5.00%, 02/01/26	587,915
100,000	5.00%, 06/01/26	118,314
445,000	5.00%, 06/01/26 (c)	524,001
1,000,000	5.00%, 02/01/27	1,197,080
275,000	5.25%, 07/01/23 (c)	303,231
270,000	5.50%, 07/01/23 (c)	302,527
60,000	5.50%, 07/01/23 (c)	67,118
500,000	5.50%, 07/01/23 (c)	560,115
500,000	6.00%, 05/01/25	600,665
	State of Illinois, Series A (GO)
220,000	4.00%, 03/02/20 (c)	220,339
305,000	4.00%, 01/01/21	312,213
170,000	4.00%, 01/01/22 (c)	176,377
100,000	4.00%, 01/01/22 (c)	103,627
100,000	4.00%, 01/01/22 (c)	103,202
105,000	4.00%, 01/01/22	109,454
50,000	4.00%, 01/01/22 (c)	51,927
100,000	5.00%, 04/01/21	104,097
185,000	5.00%, 06/01/21	193,410
315,000	State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	375,052
	State of Illinois, Series D (GO)
165,000	3.25%, 11/01/26	173,811
2,355,000	5.00%, 11/01/21	2,494,016
1,500,000	5.00%, 11/01/25	1,743,885
2,505,000	5.00%, 11/01/26	2,966,722
110,000	5.00%, 11/01/27 (c)	131,758
130,000	5.00%, 11/01/27	156,352
		47,444,662
Indiana: 0.0%
179,357	City of Carmel (RB) 7.00%, 11/15/22 (c)	4,753
Iowa: 1.5%
270,000	City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	271,315
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
500,000	3.13%, 12/01/20 (c)	508,440
500,000	5.25%, 12/01/23 (c)	555,830
	Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB)
500,000	3.25%, 03/02/20 (c)	500,370
495,000	5.00%, 03/01/24 (b) (c)	553,187
1,880,000	Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	1,949,541
		4,338,683
Kansas: 1.0%
500,000	City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 12/01/22 (c)	504,535
500,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	566,050
1,375,000	Kansas Development Finance Authority, Village Shalom Project, Series B (RB) 4.00%, 11/15/25	1,445,194
370,000	Wyandotte County, Kansas City Unified Government, Sales Tax (RB) 0.00%, 12/01/27 ^	286,332
		2,802,111
Kentucky: 0.5%
140,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	171,795
325,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	398,931
500,000	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB) 5.50%, 11/15/26 (c)	400,030
100,000	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	109,746
130,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/25 (c)	153,581
140,000	Kentucky State Property and Building Commission No. 108, Series A (RB) 5.00%, 08/01/25 (c)	166,775
130,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/21	137,235
		1,538,093
Louisiana: 1.1%
	Calcasieu Parish Memorial Hospital Service District (RB)
1,025,000	5.00%, 12/01/27	1,248,255
150,000	5.00%, 12/01/29	186,716
20,000	City of New Orleans, Sewerage Service (RB) 5.00%, 06/01/22	21,709
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	665,292
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	3
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	5
910,000	Parish of St Charles, Gulf Opportunity Zone, Valero Project (RB) 4.00%, 06/01/22 (p)	961,788
80,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 05/15/21	83,746
		3,167,514
Maryland: 1.1%
250,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	267,872
200,000	City of Baltimore, Maryland Special Obligation, Research Park Project, Series A (RB) 4.00%, 09/01/27	218,048
350,000	County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	402,811
200,000	County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	215,812
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	710,255
245,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	259,048
425,000	Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	533,677
190,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	220,581
500,000	Mayor and Council of Rockville, Ingleside at King Farm Project, Series C-1 (RB) 3.50%, 05/01/20 (c)	501,550
		3,329,654
Massachusetts: 1.4%
490,000	Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	547,575
500,000	Massachusetts Development Finance Agency (RB) (SBG) 5.00%, 07/01/28 (c)	634,505
310,000	Massachusetts Development Finance Agency, CareGroup Issue, Series I (RB) 5.00%, 07/01/26 (c)	378,851
500,000	Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	631,190
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	142,571
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
250,000	4.00%, 10/01/22 (c)	272,242
500,000	4.00%, 10/01/22 (c)	545,585
335,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	414,321
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	123,037
275,000	Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	320,213
		4,010,090
Michigan: 0.7%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	52,929
250,000	Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	267,505
540,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	610,567
260,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 03/02/20 (c)	259,974
125,000	Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	158,543
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
535,000	5.13%, 02/18/20 (c)	535,781
60,000	5.25%, 02/18/20 (c)	60,086
		1,945,385
Minnesota: 0.4%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	106,579
180,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	183,523
350,000	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	379,032
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	262,793
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	132,874
		1,064,801
Missouri: 0.6%
160,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	164,755
235,000	City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26	241,850
220,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	241,270
500,000	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) 4.38%, 03/15/28 (c)	535,870
500,000	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	580,010
		1,763,755
Montana: 0.5%
1,320,000	City of Forsyth, Rosebud County, Montana Pollution Control (RB) 2.00%, 08/01/23	1,357,594
Nebraska: 0.0%
100,000	Nebraska Public Power District (RB) 5.00%, 01/01/22	107,838
Nevada: 1.0%
455,000	City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 03/02/20 (c)	452,261
500,000	City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB) 2.50%, 06/15/24	508,995
	Clark County School District, Series B (GO) (AGM)
250,000	5.00%, 06/15/29 (c)	322,815
250,000	5.00%, 06/15/29	324,682
115,000	Clark County School District, Series C (GO) 5.00%, 12/15/25 (c)	138,978
500,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	560,065
535,000	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	561,964
		2,869,760
New Hampshire: 0.2%
250,000	New Hampshire Business Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	265,203
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c)	311,042
		576,245
New Jersey: 10.3%
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	232,622
695,000	Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	758,940
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
345,000	4.25%, 06/15/22 (c)	363,882
165,000	5.00%, 06/15/22	178,682
150,000	5.00%, 06/15/22 (c)	162,129
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
225,000	5.13%, 08/20/22 (c)	241,931
300,000	5.75%, 09/15/22 (c)	330,579
75,000	New Jersey Economic Development Authority, Lions Gate Project (RB) 4.38%, 01/01/24	76,928
210,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	239,110
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
500,000	4.00%, 11/01/25	562,680
115,000	5.00%, 11/01/25	136,720
115,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	141,141
100,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	121,605
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	521,505
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
520,000	5.25%, 03/01/21 (c)	542,480
240,000	5.25%, 03/01/21 (c)	250,428
225,000	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	241,985
145,000	New Jersey Economic Development Authority, School Facilities Construction, Series N-1 (RB) 5.50%, 09/01/23	166,285
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
180,000	5.00%, 03/01/21	187,461
490,000	5.00%, 03/01/23 (c)	541,719
320,000	5.00%, 03/01/23 (c)	352,922
640,000	5.00%, 03/01/23 (c)	704,704
480,000	5.00%, 03/01/23 (c)	527,064
300,000	5.00%, 03/01/23 (c)	332,805
200,000	5.00%, 03/01/23 (c)	221,796
500,000	5.00%, 03/01/23 (c)	554,140
340,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	389,535
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
440,000	4.25%, 06/15/25 (c)	492,840
130,000	4.38%, 06/15/25 (c)	145,266
375,000	5.00%, 06/15/21	394,162
345,000	5.00%, 06/15/25 (c)	403,988
750,000	New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	856,305
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
145,000	5.00%, 06/15/24 (c)	166,125
175,000	5.00%, 06/15/24 (c)	200,991
315,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	364,619
75,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	77,897
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	626,460
	New Jersey Transportation Trust Fund Authority, Series A (RB)
120,000	0.00%, 12/15/25 ^	107,712
2,000,000	0.00%, 12/15/30 ^	1,530,600
330,000	5.00%, 06/15/21 (c)	346,794
500,000	5.00%, 12/15/24	583,905
500,000	5.00%, 12/15/25	596,300
500,000	5.00%, 06/15/26 (c)	589,230
1,000,000	5.00%, 12/15/26	1,212,340
110,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	130,647
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
235,000	4.00%, 06/15/22 (c)	246,510
605,000	5.00%, 06/15/22 (c)	653,563
200,000	5.00%, 06/15/22	217,268
205,000	5.00%, 06/15/22 (c)	222,683
285,000	5.00%, 06/15/23 (c)	318,242
275,000	5.00%, 06/15/25 (c)	322,019
500,000	5.00%, 12/15/28 (c)	613,565
100,000	5.25%, 06/15/25 (c)	117,723
345,000	5.25%, 06/15/25 (c)	403,502
100,000	New Jersey Transportation Trust Fund Authority, Series B 5.25%, 06/15/21	105,426
1,500,000	New Jersey Transportation Trust Fund Authority, Series BB-1 (RB) 5.00%, 12/15/28 (c)	1,840,695
	New Jersey Transportation Trust Fund Authority, Series C (RB)
1,300,000	0.00%, 12/15/27 ^	1,106,105
1,340,000	0.00%, 12/15/28 ^	1,107,363
200,000	0.00%, 12/15/29 ^	162,964
	New Jersey Transportation Trust Fund Authority, Series D (RB)
415,000	5.00%, 12/15/23	472,062
130,000	5.25%, 12/15/23	149,360
1,525,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	1,645,261
	State of New Jersey, Series T (GO)
300,000	5.00%, 06/01/21	315,834
250,000	5.00%, 06/01/22	272,742
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	86,903
110,000	4.00%, 06/01/23 (c)	120,221
100,000	5.00%, 06/01/27	126,828
	Tobacco Settlement Financing Corp., Series A (RB)
500,000	5.00%, 06/01/23	557,775
500,000	5.00%, 06/01/28 (c)	618,205
150,000	5.00%, 06/01/28 (c)	186,624
		29,897,402
New Mexico: 0.1%
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	252,233
New York: 8.0%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
1,600,000	5.00%, 07/15/23	1,784,576
1,750,000	5.00%, 07/15/24	2,001,177
100,000	5.00%, 07/15/26	119,050
2,500,000	5.00%, 01/15/27 (c)	2,957,500
100,000	5.00%, 01/15/27 (c)	119,153
100,000	5.00%, 01/15/27 (c)	119,582
1,250,000	Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	1,366,375
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	317,430
	Metropolitan Transportation Authority, Series D (RB)
125,000	5.00%, 11/15/21 (c)	134,516
150,000	5.00%, 11/15/21 (c)	161,420
500,000	Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) 4.00%, 01/01/26 (c)	548,650
25,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 03/02/20 (c)	25,075
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	114,155
215,000	New York State Bridge Authority (RB) 4.00%, 01/01/21	221,411
	New York State Dormitory Authority, Medical Center Obligated Group (RB)
300,000	5.00%, 12/01/26	369,957
300,000	5.00%, 06/01/27 (c)	367,419
250,000	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/24	291,337
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
1,060,000	5.00%, 08/01/21 (c)	1,112,979
35,000	5.00%, 08/01/21	36,785
	New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
160,000	5.00%, 01/01/28 (c)	197,445
230,000	5.00%, 01/01/28 (c)	285,262
1,000,000	5.00%, 01/01/28	1,245,030
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
35,000	5.00%, 01/01/21	36,168
50,000	5.00%, 01/01/22	53,358
500,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	525,430
25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	26,337
1,000,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 03/02/20 (c)	1,002,210
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
945,000	5.00%, 01/01/26 (c)	1,066,243
1,000,000	5.00%, 01/01/26 (c)	1,123,050
750,000	5.00%, 01/01/26 (c)	853,087
1,130,000	5.00%, 01/01/26 (c)	1,280,267
665,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	720,328
	Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
120,000	4.00%, 05/15/23 (c)	124,770
100,000	4.13%, 05/15/23 (c)	104,182
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
70,000	5.00%, 06/01/27 (c)	85,467
70,000	5.00%, 06/01/27	85,887
1,500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/23	1,646,055
550,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	552,953
200,000	Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	219,360
		23,401,436
North Carolina: 0.3%
150,000	North Carolina Medical Care Commission, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	152,126
340,000	North Carolina Medical Care Commission, Retirement Facilities (RB) 5.13%, 07/01/23	355,062
350,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	412,163
		919,351
North Dakota: 0.3%
1,000,000	County of Grand Forks, Red River BioRefinery, LLC Project (RB) 5.00%, 09/15/28	1,003,100
Northern Mariana Islands: 0.5%
1,500,000	Commonwealth of the Northern Mariana Islands, Series A (GO) (AGM) 5.00%, 03/02/20 (c)	1,500,060
Ohio: 7.5%
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
4,455,000	5.13%, 02/18/20 (c)	4,476,963
895,000	5.38%, 02/18/20 (c)	898,419
3,500,000	5.88%, 02/18/20 (c)	3,517,430
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	93,575
1,450,000	Cleveland-Cuyahoga County Port Authority (RB) 5.00%, 12/01/28	1,649,186
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
250,000	5.00%, 02/15/25	288,597
50,000	5.00%, 02/15/26	59,115
110,000	5.00%, 02/15/27 (c)	132,200
250,000	5.00%, 02/15/27	301,092
375,000	County of Licking, Health Care Facilities, Series A (RB) 5.10%, 07/01/25	390,979
50,000	County of Muskingum, Genesis HealthCare System (RB) 4.00%, 02/15/23	53,194
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	10,307
2,500,000	Ohio Air Quality Development Authority, American Electric Co. Project, Series A (RB) 2.50%, 10/01/29 (p)	2,600,700
	Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB)
3,000,000	2.50%, 10/01/29 (p)	3,119,340
500,000	2.60%, 10/01/24 (c) (p)	509,735
2,500,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,646,800
550,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series D (RB) 2.88%, 02/01/26	568,447
500,000	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB) 3.75%, 01/15/28	544,380
		21,860,459
Oklahoma: 0.1%
210,925	Oklahoma Development Finance Authority, Inverness Village Community (RB) 5.75%, 01/01/22 (c)	4,219
250,000	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) 5.00%, 08/15/27	309,362
		313,581
Oregon: 1.4%
	Clackamas County Hospital Facility Authority (RB)
500,000	2.80%, 02/21/20 (c)	500,210
500,000	3.20%, 05/15/20 (c)	501,640
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
1,000,000	6.50%, 04/01/28 (c)	810,930
1,500,000	6.50%, 04/01/28 (c)	1,216,395
500,000	11.50%, 04/01/26 (c)	477,325
500,000	Port of Portland, International Airport Passenger Facility Charge, Series A (RB) 5.00%, 07/01/21 (c)	529,790
		4,036,290
Pennsylvania: 3.9%
	Allegheny County Industrial Development Authority, United States Steel Corp. Project (RB)
500,000	4.88%, 11/01/24	529,325
740,000	5.13%, 05/01/30	811,306
	Allentown Neighborhood Improvement Zone Development Authority (RB)
850,000	5.00%, 05/01/22	902,904
750,000	5.00%, 05/01/23	815,820
250,000	5.00%, 05/01/27	294,782
250,000	5.00%, 05/01/28	299,620
200,000	Berks County Industrial Development Authority, Tower Health Project (RB) 4.00%, 11/01/27 (c)	221,850
80,000	City of Philadelphia, Pennsylvania Gas Works, Series 13 (RB) 5.00%, 08/01/25	96,511
500,000	Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	560,965
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
250,000	4.00%, 10/15/22	258,388
850,000	5.00%, 10/15/27	983,169
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	144,914
240,000	Delaware River Port Authority, Series B (RB) 5.00%, 01/01/21	249,014
250,000	Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/23 (c)	275,472
100,000	Fulton County Industrial Development Authority, The Fulton County Medical Center Project (RB) 4.00%, 07/01/26 (c)	106,724
130,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	133,468
1,000,000	Pennsylvania Economic Development Financing Authority, CarbonLite P, LLC Project (RB) 5.25%, 06/01/26	1,043,710
	Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
250,000	5.00%, 12/31/21	265,860
125,000	5.00%, 12/31/23	140,550
650,000	5.00%, 12/31/24	750,022
550,000	5.00%, 06/30/26 (c)	658,531
130,000	5.00%, 06/30/26	155,243
100,000	Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	120,842
350,000	Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) (SAW) 4.00%, 12/15/26 (c)	364,927
100,000	Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	124,027
250,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 02/21/20 (c)	250,013
75,000	Redevelopment Authority of the City of Scranton, Series A (RB) 5.00%, 11/15/21	77,592
200,000	State Public School Building Authority, The School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	244,440
	The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
115,000	5.00%, 07/01/26	136,574
275,000	5.00%, 07/01/27 (c)	329,409
		11,345,972
Puerto Rico: 2.7%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
500,000	5.00%, 07/01/21	523,125
485,000	5.25%, 07/01/22 (c)	521,981
950,000	6.13%, 07/01/24	1,039,062
185,000	Puerto Rico Convention Center District Authority, Series A (RB) (CIFG) 5.00%, 03/02/20 (c)	189,888
250,000	Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 03/02/20 (c)	256,628
200,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB) 5.00%, 03/02/20 (c)	200,256
780,000	Puerto Rico Municipal Finance Agency (RB) (AGM) 5.00%, 03/02/20 (c)	798,985
	Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
1,380,013	0.00%, 07/01/24 ^	1,255,301
2,610,000	0.00%, 07/01/27 ^	2,200,047
96,000	0.00%, 07/01/28 (c) ^	66,113
121,000	0.00%, 07/01/28 (c) ^	89,547
808,000	0.00%, 07/01/28 (c) ^	642,037
		7,782,970
Rhode Island: 0.1%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	192,105
115,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	128,044
		320,149
South Carolina: 0.4%
109,791	Connector 2000 Association, Inc., Series A-1 (RB) 0.00%, 04/01/26 (c) ^	53,083
500,000	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	564,245
425,000	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	447,474
220,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	256,333
		1,321,135
Tennessee: 1.0%
500,000	Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	532,840
25,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/21	26,713
2,000,000	Franklin Health and Educational Facilities Board, Provision CARES Proton Therapy Center, Nashville Project, Series A (RB) 6.50%, 06/01/27	2,131,700
225,000	Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	252,248
		2,943,501
Texas: 4.5%
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	140,587
1,000,000	City of Houston, Airport System, Series A (RB) 5.00%, 07/01/21	1,056,950
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
1,000,000	4.75%, 07/01/24	1,090,180
1,500,000	5.00%, 07/15/28	1,841,565
	Clifton Higher Education Finance Corp., Series A (RB)
100,000	4.63%, 08/15/25	108,978
200,000	5.13%, 08/15/25 (c)	227,180
665,000	6.00%, 09/28/23 (c)	757,395
	Clifton Higher Education Finance Corp., Series D (RB)
530,000	5.25%, 08/15/25 (c)	611,652
500,000	5.25%, 08/15/25 (c)	578,720
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	342,986
215,000	Harris County, Houston Sports Authority, Series H (RB) 0.00%, 11/15/29 ^	168,444
600,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus, LLC, Series A (RB) 5.00%, 04/01/27 (c)	664,536
100,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB) 4.00%, 08/15/21 (c)	101,860
250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	265,538
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	92,349
100,000	5.00%, 07/01/24	92,352
75,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	79,043
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	79,847
85,000	5.50%, 08/01/22	93,834
55,000	5.50%, 08/01/24	64,739
125,000	5.50%, 08/01/25	151,226
110,000	5.50%, 08/01/27	138,211
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	477,769
190,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc. Project, Series B-1 (RB) 4.50%, 03/02/20 (c) (d) *	133,000
800,000	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp. Edgemere Project, Series A (RB) 5.00%, 11/15/25 (c)	859,232
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	212,582
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	582,315
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
240,000	5.25%, 12/15/21	257,592
155,000	5.25%, 12/15/22	172,188
15,000	5.25%, 12/15/23	17,209
60,000	5.25%, 12/15/24	70,864
100,000	5.25%, 12/15/25	121,406
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
115,000	5.00%, 12/15/21	123,034
70,000	5.00%, 12/15/22 (c)	77,597
1,000,000	5.00%, 12/15/22 (c)	1,108,550
105,000	5.00%, 12/15/22	116,190
		13,077,700
Vermont: 0.0%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	154,487
Virgin Islands: 1.3%
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
1,000,000	5.00%, 10/01/24 (c)	1,002,500
300,000	5.00%, 10/01/24	301,500
500,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB) 5.00%, 10/01/20 (c)	503,165
270,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB) 5.00%, 03/02/20 (c)	270,610
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
30,000	5.00%, 03/02/20 (c)	30,056
140,000	5.00%, 10/01/20 (c)	140,762
750,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 03/02/20 (c)	751,875
	Virgin Islands Water and Power Authority, Series A (RB)
440,000	4.00%, 07/01/21	429,920
150,000	5.00%, 03/02/20 (c)	146,772
75,000	5.00%, 03/02/20 (c)	72,829
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 03/02/20 (c)	52,976
		3,702,965
Virginia: 0.9%
140,000	Amherst Industrial Development Authority (RB) 4.75%, 03/02/20 (c)	139,992
500,000	Chesapeake Bay Bridge and Tunnel District, First Tier (RB) 5.00%, 11/01/23	571,360
75,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	76,847
100,000	City of Newport News, Economic Development Authority, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	101,572
125,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 5.00%, 12/01/24	140,144
325,000	Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	364,907
500,000	Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	527,915
250,000	Roanoke Economic Development Authority, Residential Care Facility (RB) 4.30%, 09/01/27 (c)	251,545
500,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 03/02/20 (c)	493,810
		2,668,092
Washington: 1.0%
155,000	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	163,502
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series B (RB) 3.13%, 03/02/20 (c)	500,140
475,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	524,172
350,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 5.50%, 02/21/20 (c)	350,836
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26	259,728
500,000	4.00%, 01/01/25 (c)	545,505
500,000	Washington State Housing Finance Commission, Transforming Age Projects, Series B (RB) 2.38%, 07/01/21 (c)	501,755
		2,845,638
West Virginia: 0.3%
100,000	Brooke County Commission, Bethany College, Series A (RB) 5.75%, 04/01/21 (c)	100,002
370,000	County of Ohio, West Virginia Tax, Fort Henry Centre Tax Increment Financing District No. 1 (TA) 3.00%, 06/01/22 (c)	373,393
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
65,000	6.25%, 02/18/20 (c) (d) *	35,750
410,000	6.50%, 02/18/20 (c) (d) *	225,500
150,000	West Virginia Hospital Finance Authority, West Virginia University Health System Obligated Group, Series A (RB) 5.00%, 06/01/26	183,474
		918,119
Wisconsin: 2.5%
500,000	Public Finance Authority, Cedars Obligated Group (RB) 4.25%, 05/01/27 (c)	510,930
1,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,100,960
500,000	Public Finance Authority, Corvian Community School Project, Series A (RB) 4.25%, 06/15/24 (c)	521,415
	Public Finance Authority, Friends Homes (RB)
250,000	4.00%, 09/01/24	266,783
500,000	4.00%, 09/01/26 (c)	545,745
175,000	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	175,796
325,000	Public Finance Authority, North Carolina Leadership Academy, Series A (RB) 4.00%, 06/15/26 (c)	347,581
250,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	256,983
1,000,000	Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,134,370
420,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	438,606
500,000	Public Finance Authority, Ultimate Medical Academy Project, Series A (RB) 5.00%, 10/01/29	593,855
750,000	Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.00%, 06/01/21 (p)	757,065
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
225,000	3.50%, 08/01/22 (b)	227,750
250,000	5.00%, 08/01/24 (c)	278,100
		7,155,939
Total Municipal Bonds: 98.3% (Cost: $275,777,825)		286,186,050
Other assets less liabilities: 1.7%		4,965,517
NET ASSETS: 100.0%		$291,151,567

Definitions:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:
(a)	Extended settlement security
(b)	Security is segregated as collateral for extended settlement securities
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing

Summary of Investments By Sector	% of Investments	Value
Education	7.9%	$22,629,070
Health Care	16.1	45,933,339
Housing	1.6	4,514,936
Industrial Revenue	22.3	63,909,482
Leasing	9.4	27,033,732
Local	6.6	18,735,686
Power	1.2	3,528,597
Solid Waste/Resource Recovery	0.1	259,982
Special Tax	8.6	24,525,817
State	9.6	27,485,378
Tobacco	5.4	15,410,762
Transportation	9.2	26,458,429
Water & Sewer	2.0	5,760,840
	100.0%	$286,186,050